UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2687

Name of Registrant:	Vanguard Municipal Bond Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2006

Item 1:	Schedule of Investments

Vanguard Limited-Term Tax-Exempt Fund
Schedule of Investments
July 31, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (98.1%)

Alabama (1.0%)
Alabama Public School & College Auth	5.500%	8/1/2018 (4)	18,195	19,243
Jefferson County AL Sewer Rev. (Capital Improvement)	5.125%	2/1/2009 (3)(Prere.)	5,785	6,022
Jefferson County AL Sewer Rev. (Capital Improvement)	5.125%	2/1/2009 (3)(Prere.)	29,405	30,610
Montgomery AL Baptist Medical Center (Baptist Health)	0.000%	11/15/2008 (4)(ETM)	3,260	2,978
Montgomery AL Baptist Medical Center (Baptist Health)	0.000%	11/15/2009 (4)(ETM)	3,000	2,631
Montgomery AL Baptist Medical Center (Baptist Health)	0.000%	11/15/2010 (4)(ETM)	2,130	2,084

				63,568

Alaska (0.3%)
Alaska GO	5.000%	7/15/2008 (4)	6,605	6,761
North Slope Borough AK GO	0.000%	6/30/2008 (1)	17,100	15,850

				22,611

Arizona (1.9%)
Arizona COP	5.000%	9/1/2006 (4)	6,780	6,787
Arizona School Fac. Board Rev. COP	5.000%	9/1/2008 (4)	9,960	10,205
Maricopa County AZ Pollution Control Corp. PCR (Public Service Co. of New Mexico) PUT	4.000%	7/1/2009	9,500	9,374
Maricopa County AZ Public Finance Corp. Lease Rev	5.500%	7/1/2009 (2)(ETM)	650	681
Maricopa County AZ Public Finance Corp. Lease Rev	5.500%	7/1/2009 (2)	4,350	4,558
Maricopa County AZ USD	5.000%	7/1/2010 (4)	7,230	7,553
Mesa AZ Util. System Rev	5.000%	7/1/2008 (1)	6,500	6,652
Mohave County AZ IDA Correctional Fac. Contract Rev. (Mohave Prison Project)	5.000%	4/1/2008 (10)	2,000	2,039
Mohave County AZ IDA Correctional Fac. Contract Rev. (Mohave Prison Project)	5.000%	4/1/2010 (10)	5,090	5,280
Phoenix AZ Civic Improvement Corp. Airport Rev	5.000%	7/1/2009 (2)	5,500	5,688
Phoenix AZ Civic Improvement Corp. Wastewater System Rev	5.000%	7/1/2010 (1)	5,600	5,851
Phoenix AZ Civic Improvement Corp. Water System Rev	5.000%	7/1/2010 (1)	5,000	5,222
Phoenix AZ Civic Improvement Corp. Water System Rev	5.000%	7/1/2011 (1)	7,500	7,897
Phoenix AZ Civic Improvement Corp. Water System Rev	5.000%	7/1/2012 (1)	5,000	5,299
Phoenix AZ GO	7.500%	7/1/2008	11,510	12,291
1 Reset Optional Certfications Various States TOB VRDO	3.740%	8/7/2006	28,000	28,000
Univ. of Arizona Board of Regents	5.900%	6/1/2008 (4)	4,095	4,252

				127,629

California (6.7%)
California GO	4.750%	6/1/2007	1,000	1,009
California GO	5.250%	11/1/2008	10,000	10,324
California GO	5.000%	3/1/2009	22,400	23,067
California GO	5.000%	6/1/2009	25,000	25,811
California GO	5.000%	6/1/2009	14,095	14,552
California GO	5.000%	5/1/2013	21,000	22,265
California GO	5.000%	9/1/2013	32,125	34,115
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.000%	7/1/2009	2,500	2,569
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.000%	7/1/2010	3,220	3,333
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/2010	2,000	2,074
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/2012	3,000	3,137
1 California PCR Financing Auth. Solid Waste Disposal Rev. (Waste Management) PUT	4.850%	11/30/2007	6,000	6,055
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2011	3,770	3,963
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2012	2,500	2,647
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2013	7,500	7,988
California State Dept. of Water Resources Power Supply Rev	5.250%	5/1/2007 (1)	14,725	14,900
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/2007	25,335	25,666
California State Dept. of Water Resources Power Supply Rev	5.250%	5/1/2009 (1)	10,000	10,393
California State Econ. Recovery Bonds	5.000%	7/1/2009	18,000	18,621
California State Econ. Recovery Bonds	5.250%	1/1/2011	12,640	13,384
California State Econ. Recovery Bonds PUT	5.000%	7/1/2007	20,000	20,239
California State Econ. Recovery Bonds PUT	5.000%	7/1/2008	12,925	13,240
California Statewide Communities Dev. Auth. PCR (Southern California Edison) PUT	4.100%	4/1/2013 (10)	5,000	5,033
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.000%	7/1/2008	1,000	1,017
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.000%	7/1/2009	800	819
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.000%	7/1/2010	1,100	1,133
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.850%	8/1/2006	15,000	15,000
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	4.350%	3/1/2007	19,325	19,376
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	2.625%	5/1/2008	17,500	16,990
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.875%	4/1/2010	12,350	12,196
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.850%	6/1/2012	10,000	9,791
CSUCI Financing Auth. Rev. California Rental Housing & Town Center PUT	2.500%	8/1/2007 LOC	5,000	4,921
Desert Sands CA School District	0.000%	6/1/2012 (2)	10,000	7,892
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2009 (ETM)	3,000	3,101
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2010 (ETM)	2,500	2,610
Kings River Conservation Dist. California COP	5.000%	5/1/2010	4,000	4,134
Long Beach CA Harbor Rev	4.000%	5/15/2009 (3)	6,095	6,110
Los Angeles CA USD COP	5.000%	8/1/2006 (2)(ETM)	4,775	4,775
Los Angeles County CA Metro. Transp. Auth. Rev. (Capital Grant Receipts Gold Line Project)	5.000%	10/1/2011 (3)	5,000	5,230
Los Angeles County CA Metro. Transp. Auth. Rev. (Capital Grant Receipts Gold Line Project)	5.000%	10/1/2012 (3)	8,000	8,367
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/2012 (1)	7,710	8,205
Natomas CA USD COP PUT	5.000%	2/1/2010 (2)	10,000	10,363
Orange County CA Public Financing Lease Rev	5.000%	7/1/2012 (1)	3,165	3,358
San Jose CA Redev. Agency	5.250%	8/1/2008 (1)	3,180	3,274
Santa Clara Valley CA Water Dist. Refunding & Improvement COP	5.000%	2/1/2008 (3)	4,385	4,467
Univ. of California Rev	5.000%	5/15/2010 (1)	3,500	3,660
Univ. of California Rev	5.000%	5/15/2011 (1)	2,500	2,637
Univ. of California Rev	5.000%	5/15/2012 (1)	3,000	3,189

				447,000

Colorado (1.4%)
Colorado Dept. of Transp. Rev	5.250%	6/15/2007	2,035	2,063
Colorado Dept. of Transp. Rev	5.500%	6/15/2007 (1)	18,000	18,290
Colorado Dept. of Transp. Rev	5.250%	6/15/2008	2,530	2,602
Colorado General Fund TRAN	4.500%	6/27/2007	20,000	20,140
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/2006	5,490	5,497
Colorado Springs CO Util. System Rev	5.250%	11/15/2006	9,265	9,307
Colorado Springs CO Util. System Rev	5.250%	11/15/2007	5,890	6,003
Denver CO City & County GO	5.000%	8/1/2007	5,000	5,066
Denver CO City & County GO (Medical Fac.)	5.000%	8/1/2008	8,770	8,986
Regional Transp. Dist. of Colorado COP (Transit Vehicles Project) PUT	2.300%	6/1/2007 (2)	15,000	14,765

				92,719

Connecticut (0.9%)
Connecticut GO	5.250%	6/15/2007	12,760	12,932
Connecticut GO	5.000%	11/15/2007	7,250	7,369
Connecticut GO	5.000%	11/15/2007	19,340	19,657
Connecticut GO	5.250%	12/15/2007	7,370	7,523
Connecticut GO	5.000%	11/15/2008	10,000	10,279

				57,760

District of Columbia (1.1%)
District of Columbia GO	5.250%	6/1/2007 (1)	16,000	16,205
District of Columbia GO	5.250%	6/1/2008 (1)	5,355	5,496
District of Columbia GO	5.500%	6/1/2008 (4)	3,530	3,638
District of Columbia GO	5.500%	6/1/2008 (4)(ETM)	1,220	1,258
District of Columbia GO	5.000%	6/1/2010 (4)	2,045	2,129
District of Columbia GO	5.500%	6/1/2010 (4)	10,000	10,590
District of Columbia GO	5.750%	6/1/2010 (1)(ETM)	5,000	5,344
District of Columbia GO	5.000%	6/1/2011 (4)	2,500	2,622
District of Columbia GO	5.000%	6/1/2012 (4)	2,500	2,637
District of Columbia GO	5.500%	6/1/2012 (4)	10,000	10,507
District of Columbia GO	5.000%	6/1/2013 (4)	4,000	4,240
Metro. Washington Airports Auth. Airport System Rev	5.500%	10/1/2006	4,745	4,756
Metro. Washington Airports Auth. Airport System Rev	5.500%	10/1/2010 (1)	6,145	6,498

				75,920

Florida (5.5%)
Broward County FL GO	5.000%	1/1/2007	8,300	8,346
Broward County FL GO	5.000%	1/1/2008	4,000	4,070
Broward County FL Resource Recovery Rev. (Wheelabrator Series A)	5.375%	12/1/2010	4,900	5,098
Broward County FL Resource Recovery Rev. (Wheelabrator Series A)	4.500%	12/1/2011	5,900	5,980
Broward County FL Resource Recovery Rev. (Wheelabrator-South)	5.500%	12/1/2008	22,980	23,781
Broward County FL Resource Recovery Rev. (Wheelabrator-South)	5.375%	12/1/2009	2,000	2,079
Broward County FL School Board COP	5.000%	7/1/2011 (2)	4,460	4,675
Broward County FL School Dist. GO	5.000%	2/15/2007	2,890	2,911
Florida Board of Educ. Capital Outlay	5.000%	1/1/2011	6,810	7,142
Florida Board of Educ. Capital Outlay	5.000%	1/1/2012	27,730	29,275
Florida Board of Educ. Public Educ	5.250%	6/1/2007	4,890	4,953
Florida Board of Educ. Public Educ	5.000%	6/1/2008 (4)	19,600	20,040
Florida Board of Educ. Public Educ	5.250%	6/1/2008	5,055	5,191
Florida Board of Educ. Public Educ	5.000%	6/1/2010	16,120	16,815
Florida Board of Educ. Public Educ	5.000%	1/1/2011	25,080	26,303
Florida Board of Educ. Public Educ	5.000%	6/1/2011	11,945	12,568
Florida Correctional Privatization Comm. COP	5.250%	8/1/2008 (1)	4,335	4,455
Florida Dept. of Environmental Protection & Preservation Rev	5.750%	7/1/2012 (3)	7,050	7,597
Florida Dept. of Transp	5.250%	7/1/2008	4,670	4,801
Florida Hurricane Catastrophe Fund Finance Corp. Rev	5.000%	7/1/2008	10,000	10,225
Florida Hurricane Catastrophe Fund Finance Corp. Rev	5.250%	7/1/2012	15,000	16,036
Greater Orlando Aviation Auth. Orlando FL Airport Fac. Rev	5.250%	10/1/2006 (1)	7,830	7,849
Greater Orlando Aviation Auth. Orlando FL Airport Fac. Rev	5.250%	10/1/2007 (1)	6,995	7,111
Highlands County FL Health Rev. (Adventist Health System) PUT	5.000%	11/16/2009	25,000	25,601
Jacksonville FL Electric Auth. Rev. (St. John's River Power Park)	5.000%	10/1/2008	31,000	31,772
Jacksonville FL Electric Auth. Water & Sewer Rev	5.000%	10/1/2011	7,500	7,784
Miami-Dade County FL Water & Sewer Rev	5.000%	10/1/2007 (1)	4,000	4,059
Orlando & Orange County FL Expressway Auth. VRDO	3.620%	8/7/2006 (4)	1,900	1,900
Orlando FL Util. Comm. Water & Electric Rev	5.000%	10/1/2008	4,835	4,960
Orlando FL Util. Comm. Water & Electric Rev	5.250%	7/1/2009	15,000	15,595
Orlando FL Util. Comm. Water & Electric Rev. PUT	5.000%	10/1/2008	20,000	20,475
Reedy Creek FL Improvement Dist. Util. Rev	5.500%	10/1/2008 (2)	8,070	8,309
1 Tax Exempt Muni. Infrastructure Improvement Trust	4.220%	11/2/2010 LOC	5,000	5,003
Univ. Athletic Assn. Inc. Florida Capital Improvement Rev. PUT	3.500%	10/1/2010 LOC	5,000	4,895

				367,654

Georgia (2.5%)
Atlanta GA Airport Fac. Rev	0.000%	1/1/2010 (1)	5,095	4,215
Atlanta GA Water & Sewer Rev	5.250%	1/1/2007 (3)(Prere.)	15,300	15,551
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	4.450%	12/1/2008	25,000	25,137
Clayton County GA School Dist. TAN	4.500%	12/22/2006	10,000	10,030
Cobb County GA School Dist	4.000%	2/1/2007	22,735	22,779
Coffee County GA School Dist. GO	6.000%	8/1/2010	1,000	1,080
Fulton County GA Water & Sewer Rev	5.250%	1/1/2014 (3)	10,000	10,339
Fulton DeKalb GA Hosp. Auth	5.000%	1/1/2008 (4)	3,000	3,052
Georgia GO	6.000%	7/1/2007	10,580	10,804
Georgia Road & Tollway Auth. Rev. (Governor's Transp. Choices)	5.250%	3/1/2007	6,185	6,243
Georgia Road & Tollway Auth. Rev. (Governor's Transp. Choices)	5.250%	3/1/2009	10,355	10,750
Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev	6.250%	7/1/2008 (1)	4,000	4,184
Muni. Electric Auth. Georgia Subordinate Bonds Project One PUT	5.000%	1/1/2009 (2)	10,000	10,267
Paulding County GA School Dist. GO	5.000%	8/1/2008	2,500	2,561
Paulding County GA School Dist. GO	5.000%	8/1/2009	1,500	1,554
Paulding County GA School Dist. GO	5.000%	8/1/2011	1,000	1,055
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.500%	11/1/2006	8,000	8,036
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.500%	11/1/2007	6,270	6,409
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.250%	9/1/2008	10,000	10,302

				164,348

Hawaii (2.3%)
Hawaii Airport System Rev	5.500%	7/1/2007 (3)	10,000	10,147
Hawaii Airport System Rev	6.000%	7/1/2007 (3)	6,000	6,114
Hawaii Airport System Rev	5.500%	7/1/2009 (3)	10,275	10,698
Hawaii GO	5.250%	2/1/2007 (4)	10,375	10,457
Hawaii GO	5.500%	8/1/2007 (3)	2,330	2,372
Hawaii GO	5.750%	4/1/2008 (1)	1,990	2,054
Hawaii GO	5.750%	4/1/2008 (1)(ETM)	2,015	2,081
Hawaii GO	5.500%	8/1/2008 (3)	6,755	6,984
Hawaii GO	5.000%	7/1/2009 (2)	15,660	16,187
Hawaii GO	5.000%	10/1/2009 (1)	1,480	1,534
Hawaii GO	5.000%	7/1/2010 (2)	14,250	14,872
Hawaii GO	5.000%	10/1/2010 (1)	5,090	5,324
Hawaii GO	5.000%	7/1/2011 (2)	24,310	25,573
Hawaii GO	5.000%	7/1/2012 (2)	23,735	25,128
Honolulu HI City & County GO	5.000%	7/1/2011 (1)	4,750	4,995
Honolulu HI City & County GO	5.250%	7/1/2011 (3)	3,900	4,144
Honolulu HI City & County GO	5.000%	7/1/2012 (1)	4,320	4,571

				153,235

Illinois (4.6%)
Chicago IL Board of Educ. Capital Appreciation (School Reform)	0.000%	12/1/2011 (3)	5,185	4,171
Chicago IL Board of Educ. GO	0.000%	12/1/2009 (3)	9,895	8,660
Chicago IL Board of Educ. GO	0.000%	12/1/2010 (3)	4,000	3,356
Chicago IL GO VRDO	3.650%	8/7/2006 (4)	26,300	26,300
Chicago IL Housing Auth. Capital Project Rev	5.000%	7/1/2009 (ETM)	8,265	8,536
Chicago IL Housing Auth. Capital Project Rev	5.250%	7/1/2010 (ETM)	5,000	5,258
Chicago IL O'Hare International Airport Rev	5.500%	1/1/2007 (2)	3,140	3,161
Illinois Dev. Finance Auth. PCR (Commonwealth Edison)	4.400%	12/1/2006 (2)	27,500	27,556
Illinois Dev. Finance Auth. PCR (Commonwealth Edison)	4.400%	12/1/2006 (2)	14,265	14,294
Illinois Dev. Finance Auth. Solid Waste Disp. Rev. (Waste Management)	5.850%	2/1/2007	7,185	7,246
Illinois Finance Auth. Rev. (Resurrection Health Care) PUT	3.750%	7/1/2009	4,000	3,965
Illinois GO	4.000%	12/1/2006	5,000	5,006
Illinois GO	5.000%	10/1/2007 (4)	9,000	9,133
Illinois GO	5.250%	11/1/2007 (3)	5,000	5,094
Illinois GO	5.000%	12/1/2007	5,475	5,566
Illinois GO	5.250%	8/1/2008	14,500	14,917
Illinois GO	5.000%	10/1/2008 (4)	7,000	7,182
Illinois GO	5.000%	10/1/2008	5,790	5,939
Illinois GO	5.250%	11/1/2008 (3)	4,000	4,129
Illinois GO	5.750%	1/1/2009 (3)	3,000	3,134
Illinois GO	5.250%	8/1/2009 (1)	2,135	2,223
Illinois GO	5.500%	8/1/2009	8,610	9,024
Illinois GO	5.000%	10/1/2009	14,800	15,329
Illinois GO	5.000%	3/1/2010	6,300	6,547
Illinois GO	5.500%	8/1/2018 (4)	5,000	5,280
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)	5.250%	6/1/2007 (1)	5,270	5,334
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.) PUT	4.500%	12/1/2007 (4)	10,000	10,060
Illinois Sales Tax Rev	5.000%	6/15/2010	1,500	1,563
Illinois Sales Tax Rev	5.250%	6/15/2012	2,000	2,138
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	6/15/2008 (3)(ETM)	6,500	6,041
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	6/15/2008 (3)	170	158
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	6/15/2008 (3)(ETM)	1,220	1,134
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	5.250%	6/15/2008 (1)	3,250	3,337
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	6/15/2009 (3)(ETM)	18,625	16,627
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	12/15/2011 (1)	20,000	16,107
Regional Transp. Auth. Cook, Du Page, Kane, Lake, McHenry, and Will Counties IL GO	5.000%	6/1/2007 (3)	9,710	9,815
Regional Transp. Auth. Cook, Du Page, Kane, Lake, McHenry, and Will Counties IL GO	5.250%	6/1/2008 (3)	9,855	10,118
1 Will County IL Community School Dist. TOB VRDO	3.710%	8/7/2006 (4)	12,350	12,350

				305,788

Indiana (1.2%)
Indiana Dev. Finance Auth. Rev. (Childrens Museum) VRDO	3.680%	8/7/2006	29,200	29,200
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group)	5.000%	10/1/2009	10,000	10,309
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group)	5.000%	4/1/2010	10,000	10,346
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group)	5.000%	11/1/2010	7,930	8,241
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group)	5.000%	11/1/2011	5,500	5,749
Indiana Office Building Comm. Fac. Rev. (New Castle Correctional Fac.)	5.250%	7/1/2008 (3)	3,040	3,123
Indiana Univ. Rev. (Student Fee)	5.250%	8/1/2007 (1)	1,000	1,015
Rockport IN PCR (AEP Generating Co.) PUT	4.150%	7/15/2011 (2)	10,000	10,057

				78,040

Iowa (0.0%)
Iowa Finance Auth. Rev. (Iowa State Revolving Fund)	5.500%	8/1/2007	2,500	2,545

Kansas (0.5%)
Kansas Dept. of Transp. Highway Rev	5.500%	9/1/2006	6,000	6,009
Topeka KS Temporary Notes	4.500%	11/29/2006	22,425	22,476
Wichita KS Sales Tax Rev	5.000%	4/1/2007	2,610	2,633

				31,118

Kentucky (2.1%)
Kenton County KY Airport Board Special Fac. Rev. (Airis Cincinnati LLC) VRDO	3.750%	8/7/2006	8,165	8,165
Kentucky Inc. Public Energy Auth. Gas Supply Rev. VRDO	3.690%	8/1/2006	12,400	12,400
Kentucky Property & Building Comm. Rev	5.250%	2/1/2007 (4)	1,500	1,512
Kentucky Property & Building Comm. Rev	5.250%	8/1/2007 (4)	13,000	13,204
Kentucky Property & Building Comm. Rev	5.500%	8/1/2007	4,550	4,630
Kentucky Property & Building Comm. Rev	5.500%	8/1/2008 (ETM)	7,290	7,535
Kentucky Property & Building Comm. Rev	5.500%	8/1/2008	210	217
Kentucky Property & Building Comm. Rev	6.000%	10/1/2008	10,000	10,459
Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	6.500%	7/1/2007 (2)	18,000	18,451
Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.500%	7/1/2008 (2)	5,060	5,226
Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.750%	7/1/2008 (4)	26,760	27,750
2 Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.500%	7/1/2009 (2)	15,000	15,714
Louisville & Jefferson County KY Regional Airport Auth. Airport System Rev	5.250%	7/1/2008 (4)	2,345	2,402
Louisville & Jefferson County KY Regional Airport Auth. Airport System Rev	5.250%	7/1/2010 (4)	2,700	2,819
Louisville & Jefferson County KY Regional Airport Auth. Special Fac. (UPS Worldwide Forwarding) VRDO	3.710%	8/1/2006	5,900	5,900

				136,384

Louisiana (0.7%)
Jefferson Parish LA School Board Sales & Tax Rev	5.250%	2/1/2007 (1)	9,190	9,257
Lafayette LA Public Improvement Sales Tax Rev	5.000%	3/1/2010 (1)	1,980	2,054
Lafayette LA Public Improvement Sales Tax Rev	5.000%	3/1/2011 (1)	2,085	2,181
Louisiana GO	5.250%	5/1/2008 (3)	7,405	7,590
Louisiana Offshore Terminal Auth. Deep Water Port Rev. (LOOP LLC Project) PUT	4.000%	9/1/2008	5,000	4,985
Louisiana State Citizens Property Insurance Corp. Assessment Rev	5.250%	6/1/2014 (2)	5,000	5,390
Louisiana Transp. Auth. Toll Rev	5.000%	9/1/2009	15,000	15,431

				46,888

Maine (0.3%)
Maine GO	5.000%	7/15/2010 (2)	3,095	3,238
Maine GO	5.000%	7/15/2011 (2)	5,000	5,275
Maine GO	5.000%	7/15/2012 (2)	8,055	8,560

				17,073

Maryland (1.5%)
Anne Arundel County MD GO	5.000%	3/1/2007	6,000	6,047
Baltimore MD Consolidated Public Improvement Project ARS	3.750%	8/16/2006 (4)	17,725	17,725
Maryland Dept. of Transp	5.250%	2/1/2007	9,000	9,072
Maryland Dept. of Transp	5.000%	5/1/2010	16,975	17,722
Maryland GO	5.250%	2/1/2008	5,000	5,116
Maryland GO	5.250%	3/1/2008	24,935	25,544
Washington Suburban Sanitation Dist. Maryland Water Supply GO	5.250%	6/1/2010	11,435	12,062
Washington Suburban Sanitation Dist. Maryland Water Supply GO	5.250%	6/1/2010	5,000	5,274

				98,562

Massachusetts (3.8%)
Boston MA GO	5.000%	2/1/2008 (1)	5,000	5,095
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.250%	1/1/2007 (1)	15,070	15,145
Massachusetts Educ. Finance Auth. Educ. Loan Rev	4.500%	12/1/2006 (1)	1,200	1,202
Massachusetts Educ. Finance Auth. Educ. Loan Rev	4.550%	12/1/2007 (1)	1,620	1,622
Massachusetts GAN	5.750%	6/15/2007	9,650	9,819
Massachusetts GAN	5.750%	12/15/2008	16,210	16,928
Massachusetts GAN	5.750%	6/15/2009	10,900	11,470
Massachusetts GO	5.500%	2/1/2007 (1)	20,000	20,180
Massachusetts GO	5.250%	12/1/2007	10,000	10,199
Massachusetts GO	5.500%	1/1/2008	6,165	6,314
Massachusetts GO	5.500%	2/1/2008 (1)	10,000	10,257
Massachusetts GO	5.250%	8/1/2008 (Prere.)	7,945	8,248
Massachusetts GO	5.375%	8/1/2008	10,000	10,312
Massachusetts GO	5.750%	10/1/2008	6,710	6,984
Massachusetts GO	5.250%	1/1/2009	10,000	10,336
Massachusetts GO	5.750%	6/1/2010 (Prere.)	25,045	26,770
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.750%	7/1/2007	5,785	5,854
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.875%	7/1/2008	6,000	6,147
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.000%	7/1/2007	2,200	2,225
Massachusetts Muni. Wholesale Electric Co. Power System Rev	5.500%	7/1/2008 (1)	15,400	15,888
Massachusetts Muni. Wholesale Electric Co. Power System Rev	5.000%	7/1/2009 (1)	14,110	14,561
Massachusetts School Building Auth. Dedicated Sales Tax Rev	5.000%	8/15/2011 (4)	12,000	12,640
Massachusetts Special Obligation Rev	7.500%	6/1/2007 (3)	16,425	16,928
Springfield MA GO	5.000%	8/1/2011 (1)	3,500	3,686
Univ. of Massachusetts Building Auth. Rev	5.000%	11/1/2011 (2)	6,905	7,285

				256,095

Michigan (3.6%)
Detroit MI Capital Improvement GO	5.000%	4/1/2008 (4)	7,275	7,414
Detroit MI Capital Improvement GO	5.000%	4/1/2009 (4)	6,135	6,313
Detroit MI Sewer System Rev	5.000%	7/1/2010 (4)	8,510	8,869
Detroit MI Sewer System Rev. PUT	5.500%	1/1/2012 (1)	20,000	21,447
Kent Hosp. MI Finance Auth. Rev. (Spectrum Health)	5.000%	7/15/2011	23,000	24,012
Michigan (New Center Dev. Inc.) COP PUT	5.000%	9/1/2011 (1)	33,000	34,488
Michigan Building Auth. Rev	5.500%	10/15/2007 (ETM)	5,945	6,071
Michigan Building Auth. Rev	5.500%	10/15/2007	3,855	3,935
Michigan Building Auth. Rev	5.500%	10/15/2008 (ETM)	6,435	6,675
Michigan Building Auth. Rev	5.500%	10/15/2008 (ETM)	6,790	7,043
Michigan Building Auth. Rev	5.000%	10/15/2012 (2)	5,615	5,952
Michigan Building Auth. Rev. PUT	5.000%	10/15/2011 (2)	12,000	12,594
Michigan Comprehensive Transp. Rev	5.000%	5/15/2008 (4)	1,230	1,257
Michigan Hosp. Finance Auth. Rev. (Ascension Health)	5.000%	5/1/2012	17,000	17,791
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.500%	10/1/2006 (ETM)	7,575	7,598
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.500%	10/1/2007 (ETM)	9,405	9,598
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.250%	10/1/2008	11,960	12,337
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.000%	10/1/2010	3,000	3,141
Michigan Public Power Agency Rev. (Belle River)	5.000%	1/1/2007 (1)	6,000	6,033
Michigan Trunk Line Rev	5.000%	10/1/2006 (4)	1,000	1,002
Michigan Trunk Line Rev	5.000%	10/1/2007 (4)	1,000	1,015
Michigan Trunk Line Rev	5.000%	9/1/2012 (4)	13,015	13,785
Univ. of Michigan Univ. Rev	5.000%	4/1/2008	2,705	2,761
Wayne Charter County MI Airport Rev	5.250%	12/1/2006 (1)	6,620	6,651
Wayne Charter County MI Airport Rev. (Detroit Metro. Wayne County)	5.250%	12/1/2008 (3)	7,065	7,266
Western Township MI Sewage Disposal System Rev	5.250%	1/1/2008 (1)	3,700	3,778

				238,826

Minnesota (0.9%)
Minnesota GO	5.000%	8/1/2007	30,685	31,095
Minnesota GO	5.250%	11/1/2012	6,375	6,727
Minnesota Public Fac. Water PCR	5.500%	3/1/2009	4,500	4,695
Rochester MN Health Care Fac. Rev. (Mayo Foundation) ARS	3.750%	8/24/2006	11,600	11,600
Southern Minnesota Muni. Power Agency Power Supply System Rev	5.000%	1/1/2009 (2)	5,000	5,143

				59,260

Mississippi (1.2%)
Madison County MS School Dist	5.000%	9/1/2010 (3)	4,370	4,554
Mississippi Business Finance Corp. Solid Waste Disposal Rev. (Waste Management Inc.) PUT	3.350%	3/1/2009	7,000	6,804
Mississippi GO	5.000%	10/1/2006	10,160	10,181
Mississippi GO	5.750%	11/1/2007	5,000	5,120
Mississippi GO	5.000%	10/1/2009	5,770	5,966
Mississippi GO	6.000%	11/1/2009 (Prere.)	7,250	7,737
Mississippi GO	6.000%	11/1/2009 (Prere.)	10,800	11,526
Mississippi GO	5.250%	12/1/2010	8,800	9,277
Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Memorial Health) PUT	3.500%	10/1/2006	21,000	20,975

				82,140

Missouri (1.0%)
Bi-State Dev. Agency of the Missouri-Illinois Metro. Dist. (St. Clair County Metrolink Extension) PUT	3.950%	10/1/2009	10,000	10,000
Missouri Health & Educ. Fac. Auth. Rev. (AscensionHealth) ARS	3.850%	8/9/2006	13,800	13,800
Missouri Highways & Transp. Comm. Road Rev	5.000%	5/1/2009	5,700	5,886
Missouri Highways & Transp. Comm. Road Rev	5.000%	5/1/2011	11,500	12,098
Missouri Highways & Transp. Comm. Road Rev	5.000%	2/1/2015	10,000	10,509
Missouri Jt. Muni. Electric Util. Comm. Power Project Rev. Plum Point Project	5.000%	1/1/2012 (1)	2,000	2,111
Missouri Water Pollution Control GO	5.000%	10/1/2008	11,350	11,663

				66,067

Montana (0.3%)
Forsyth MT PCR (Avista Corp.) PUT	5.000%	12/30/2008 (2)	20,500	20,929

Nebraska (0.6%)
Nebraska Public Power Dist. Rev	5.250%	1/1/2008 (1)(Prere.)	15,870	16,357
Nebraska Public Power Dist. Rev	5.250%	1/1/2009 (1)	4,130	4,253
Nebraska Public Power Dist. Rev	5.000%	1/1/2010 (3)	11,635	12,086
Nebraska Public Power Dist. Rev	5.000%	1/1/2011 (3)	3,560	3,732
Omaha NE Public Power Dist. Electric Rev	5.500%	2/1/2007	5,000	5,045

				41,473

Nevada (3.1%)
Clark County NV School Dist. GO	5.000%	6/15/2007 (1)	13,475	13,627
Clark County NV School Dist. GO	5.250%	6/15/2007 (4)	12,335	12,500
Clark County NV School Dist. GO	5.000%	6/1/2008 (3)	30,735	31,414
Clark County NV School Dist. GO	5.000%	6/15/2008 (1)	6,000	6,135
Clark County NV School Dist. GO	5.500%	6/15/2008 (4)	33,555	34,612
Clark County NV School Dist. GO	4.000%	6/1/2009 (3)	12,265	12,334
Clark County NV School Dist. GO	5.250%	6/15/2009 (1)	16,920	17,586
Clark County NV School Dist. GO	5.250%	6/15/2010 (1)	7,875	8,276
Clark County NV School Dist. GO	5.000%	6/15/2013 (3)	16,050	17,037
Clark County NV School Dist. GO	5.000%	6/15/2014 (3)	9,680	10,309
Clark County NV Water Reclamation Dist. GO	5.000%	7/1/2011 (1)	6,735	7,069
Henderson NV Health Care Fac. Rev. (Catholic Healthcare West)	5.000%	7/1/2009	4,000	4,105
Nevada GO	5.000%	3/1/2007 (Prere.)	4,625	4,706
Nevada GO	5.000%	3/1/2008	375	381
Nevada GO	5.250%	5/15/2008 (Prere.)	7,625	7,825
Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax)	5.000%	12/1/2012 (1)	14,495	15,376

				203,292

New Hampshire (0.7%)
Manchester NH General Airport Rev. PUT	5.000%	1/15/2010 (2)	14,000	14,488
New Hampshire Business Finance Auth. PCR (United Illuminating) PUT	3.250%	12/3/2007 (2)	6,950	6,873
New Hampshire Business Finance Auth. PCR (United Illuminating) PUT	3.500%	2/1/2009	22,000	21,428
New Hampshire GO	5.000%	11/1/2008	6,000	6,164

				48,953

New Jersey (5.2%)
Edison Township NJ BAN	4.500%	6/20/2007	10,000	10,061
Garden State Preservation Trust New Jersey	5.250%	11/1/2009 (4)	4,500	4,704
New Jersey Building Auth. Rev	5.250%	12/15/2006 (2)	5,000	5,030
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.000%	6/15/2010 (4)	7,000	7,279
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/2017	24,800	25,143
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/2007	15,300	15,504
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/2010	1,000	1,037
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/2011	3,000	3,137
New Jersey Environmental Infrastructure Trust	5.500%	9/1/2007	5,960	6,075
New Jersey Environmental Infrastructure Trust	5.500%	9/1/2008	6,280	6,502
New Jersey GO	5.000%	2/1/2007	4,500	4,530
New Jersey Highway Auth. Rev. (Garden State Parkway)	6.200%	1/1/2010 (2)(ETM)	20,000	21,118
New Jersey Transit Corp. Capital GAN	5.750%	2/1/2007 (2)	15,000	15,153
New Jersey Transp. Corp. COP	5.500%	9/15/2008 (2)	25,000	25,858
New Jersey Transp. Trust Fund Auth. Rev	5.000%	12/15/2006	26,000	26,120
New Jersey Transp. Trust Fund Auth. Rev	5.500%	6/15/2007 (ETM)	10,000	10,156
New Jersey Transp. Trust Fund Auth. Rev	5.375%	12/15/2007	25,530	26,062
New Jersey Transp. Trust Fund Auth. Rev	5.250%	12/15/2011 (3)	30,000	31,933
New Jersey Transp. Trust Fund Auth. Rev	5.000%	6/15/2012 (3)	4,200	4,431
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.690%	8/7/2006 (2)(	66,455	66,455
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.720%	8/7/2006	15,000	15,000
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.790%	8/7/2006	9,995	9,995
Newark NJ GO	5.000%	10/1/2011 (4)	2,000	2,110
1 Reset Optional Certifications Various States TOB VRDO	3.740%	8/7/2006	1,470	1,470

				344,863

New Mexico (1.0%)
Albuquerque NM GO	5.000%	7/1/2012 (2)	11,350	12,028
Farmington NM PCR (El Paso Electric Co. Project) PUT	4.000%	8/1/2012 (3)	8,000	7,923
Farmington NM PCR (Southern CA Edison Four Corners Project) PUT	3.550%	4/1/2010 (3)	20,000	19,692
New Mexico Highway Comm. Tax Rev	5.000%	6/15/2007 (2)	2,500	2,529
New Mexico Highway Comm. Tax Rev	5.250%	6/15/2007	7,540	7,640
New Mexico Severance Tax Rev	5.000%	7/1/2010 (2)	2,000	2,088
New Mexico Severance Tax Rev	5.000%	7/1/2011	1,000	1,051
New Mexico Severance Tax Rev	5.000%	7/1/2011 (2)	2,000	2,105
New Mexico Severance Tax Rev	5.000%	7/1/2012	1,550	1,642
New Mexico TRAN	5.000%	6/29/2007	9,900	10,012

				66,710

New York (10.8%)
Erie County NY IDA School Fac. Rev. GO	5.000%	5/1/2009 (4)	3,140	3,244
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/2011	22,080	23,445
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/2012	3,500	3,696
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/2012	14,110	15,093
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/2013	3,325	3,524
Muni. Assistance Corp. for New York City NY	6.000%	7/1/2007 (ETM)	9,700	9,907
New York City NY Cultural Resources Rev. (American Museum of Natural History) ARS	3.100%	4/4/2007 (1)	5,000	4,977
New York City NY GO	5.000%	8/1/2008	25,535	26,123
New York City NY GO	5.250%	8/1/2008	7,670	7,883
New York City NY GO	5.250%	8/1/2008 (3)	10,000	10,292
New York City NY GO	5.250%	8/1/2008 (ETM)	1,780	1,834
New York City NY GO	5.250%	8/1/2008	14,670	15,078
New York City NY GO	5.000%	8/1/2009	7,000	7,227
New York City NY GO	5.000%	8/1/2009	14,700	15,178
New York City NY GO	5.250%	8/1/2009	35,110	36,497
New York City NY GO	5.000%	6/1/2010	8,000	8,308
New York City NY GO	5.000%	8/1/2010	7,150	7,435
New York City NY GO	5.000%	3/1/2011	6,000	6,265
New York City NY GO	5.000%	8/1/2012	8,000	8,422
New York City NY GO	5.250%	8/1/2012	4,230	4,474
New York City NY Housing Dev. Corp. Rev	5.000%	7/1/2010 (3)	3,090	3,223
New York City NY Housing Dev. Corp. Rev	5.000%	7/1/2012 (3)	5,000	5,288
New York City NY Transitional Finance Auth. Rev	5.500%	11/1/2011	24,375	26,123
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/2007 (ETM)	10,790	10,970
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/2009	5,000	5,194
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/2011	14,370	15,176
1 New York City NY Transitional Finance Auth. Rev. TOB VRDO	3.690%	8/7/2006 (2)	19,700	19,700
New York State Dormitory Auth. Rev	5.000%	8/15/2009 (4)	1,900	1,961
New York State Dormitory Auth. Rev. (City Univ.)	5.250%	7/1/2009 (1)	10,000	10,413
New York State Energy Research & Dev. Auth. PCR (Central Hudson Gas & Electric Corp.) PUT	3.000%	12/1/2008 (2)	8,300	8,063
New York State Energy Research & Dev. Auth. PCR (New York Electric & Gas) ARS	3.245%	10/23/2006 (1)	14,650	14,241
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.000%	6/15/2008	9,415	9,639
New York State GO	5.000%	4/15/2009	2,900	2,995
New York State Muni. Bond Bank Agency Special School Purpose Rev	5.500%	12/1/2015	5,410	5,851
New York State Muni. Bond Bank Agency Special School Purpose Rev	5.250%	6/1/2018	7,000	7,401
New York State Muni. Bond Bank Agency Special School Purpose Rev	5.250%	12/1/2018	8,415	8,894
New York State Power Auth. Rev	5.500%	11/15/2007	13,565	13,870
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	4/1/2007 (1)	4,000	4,041
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/2008 (1)(ETM)	6,000	6,129
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	4/1/2008 (1)	3,730	3,822
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	4/1/2008 (2)	13,220	13,548
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/2009 (1)(ETM)	4,000	4,131
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	4/1/2010 (1)	2,500	2,628
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/2013 (3)	15,000	15,960
New York State Thruway Auth. Rev. (Service Contract)	5.000%	4/1/2007	21,370	21,552
New York State Thruway Auth. Rev. (Service Contract)	5.000%	3/15/2008	13,100	13,355
New York State Thruway Auth. Rev. (Service Contract)	5.000%	4/1/2008	23,480	23,949
New York State Thruway Auth. Rev. (Service Contract)	5.500%	4/1/2013	5,500	5,919
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	5.000%	1/1/2007	14,865	14,938
New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.000%	12/15/2006	10,000	10,048
New York State Urban Dev. Corp. Rev. (Service Contract)	5.000%	1/1/2012	6,500	6,833
Onondaga County NY PCR (Anheuser-Busch Cos., Inc.)	6.625%	8/1/2006	4,050	4,050
1 Reset Optional Certifications Various States TOB VRDO	3.740%	8/7/2006	4,450	4,450
1 Riverhead/Rochester NY Multi-Family Housing Rev. TOB VRDO	3.740%	8/7/2006	9,125	9,125
Suffolk County NY Water Auth. Rev. ARS	3.700%	10/10/2006 (1)	40,000	39,990
Tobacco Settlement Financing Corp. New York Rev	5.000%	6/1/2008	5,000	5,098
Tobacco Settlement Financing Corp. New York Rev	5.250%	6/1/2013	4,325	4,429
Tobacco Settlement Financing Corp. New York Rev	5.500%	6/1/2017	14,950	15,879
Tobacco Settlement Financing Corp. New York Rev	5.500%	6/1/2018	20,000	21,374
Tobacco Settlement Financing Corp. New York Rev	5.500%	6/1/2020	25,000	26,759
Tobacco Settlement Financing Corp. New York Rev	5.250%	6/1/2021 (2)	4,000	4,235
Tobacco Settlement Financing Corp. New York Rev	5.500%	6/1/2021	17,250	18,432
Tobacco Settlement Financing Corp. New York Rev	5.250%	6/1/2022 (2)	15,000	15,853
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	11/15/2008	14,000	14,460

				718,891

North Carolina (1.8%)
Durham NC COP	5.000%	6/1/2010	2,170	2,253
Durham NC COP	5.000%	6/1/2011	1,080	1,129
Durham NC COP	5.000%	6/1/2013	1,000	1,056
Greensboro NC GO	5.000%	3/1/2010	5,425	5,658
North Carolina Eastern Muni. Power Agency Rev	7.000%	1/1/2007	15,715	15,913
North Carolina Eastern Muni. Power Agency Rev	7.000%	1/1/2008 (1)	9,875	10,305
North Carolina Eastern Muni. Power Agency Rev	6.125%	1/1/2009	5,000	5,242
North Carolina Eastern Muni. Power Agency Rev	5.375%	1/1/2010	25,745	26,839
North Carolina Eastern Muni. Power Agency Rev	5.500%	1/1/2010	5,400	5,651
North Carolina Eastern Muni. Power Agency Rev	5.500%	1/1/2011	10,500	11,084
North Carolina Eastern Muni. Power Agency Rev	5.500%	1/1/2012	2,500	2,661
North Carolina GO	5.000%	3/1/2008	5,000	5,102
North Carolina GO	5.000%	3/1/2008	20,000	20,409
Wake County NC Public Improvement GO	4.500%	3/1/2007	8,500	8,543

				121,845

Ohio (4.2%)
Cincinnati OH City School Dist. GO	5.000%	12/1/2012 (4)	1,140	1,212
Cincinnati OH City School Dist. GO	5.000%	12/1/2013 (4)	2,000	2,137
Cleveland OH Airport System Rev	5.500%	1/1/2008 (4)	8,070	8,241
Lakewood OH BAN	4.500%	6/14/2007	3,300	3,317
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	10/1/2006	5,000	5,010
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.250%	10/1/2007	5,000	5,080
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.250%	10/1/2008	6,945	7,136
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners) ARS	3.900%	8/7/2006 (3)	25,125	25,125
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners) ARS	3.900%	8/8/2006 (11)	10,375	10,375
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners) ARS	3.800%	8/15/2006 (3)	9,400	9,400
Ohio Air Quality Fac. Rev. (Ohio Edison Co.) PUT	3.250%	2/1/2008 (2)	5,000	4,945
Ohio Building Auth. Rev. (Administration Building Fund)	5.000%	10/1/2009 (1)	11,580	12,001
Ohio Building Auth. Rev. (Administration Building Fund)	5.000%	10/1/2009 (1)	11,680	12,104
Ohio Building Auth. Rev. (Adult Correctional Building)	5.000%	4/1/2012 (4)	3,055	3,228
Ohio Building Auth. Rev. (Adult Correctional Building)	5.250%	4/1/2014	12,000	12,990
Ohio Common Schools GO	5.000%	3/15/2008	3,195	3,259
Ohio Common Schools PUT	2.450%	9/14/2007	10,000	9,811
Ohio GO	0.000%	9/1/2007	5,000	4,795
Ohio GO	5.000%	3/15/2008	3,000	3,060
Ohio GO	5.000%	8/1/2008	14,800	15,161
Ohio Higher Educ. Capital Fac. Rev	5.750%	5/1/2007	6,930	7,036
Ohio Higher Educ. Capital Fac. Rev	5.500%	12/1/2007	24,500	25,074
Ohio Higher Educ. Capital Fac. Rev	5.500%	12/1/2008	18,440	19,159
Ohio Highway Capital Improvements GO	5.000%	5/1/2012	6,280	6,657
Ohio Highway Capital Improvements GO	5.000%	5/1/2013	6,300	6,718
Ohio Highway Capital Improvements Rev	5.000%	5/1/2007	5,000	5,051
Ohio Housing Finance Agency Mortgage Rev	5.625%	3/1/2032	2,695	2,770
Ohio Infrastructure Improvement GO	5.250%	8/1/2006	3,995	3,995
Ohio Infrastructure Improvement GO	5.250%	8/1/2006	3,780	3,780
Ohio Infrastructure Improvement GO	5.000%	3/1/2010	4,000	4,163
Ohio Major New State Infrastructure Project Rev	5.000%	6/15/2008	6,750	6,905
Ohio Major New State Infrastructure Project Rev	5.000%	6/15/2008	5,475	5,600
Ohio State Dept. Administrative Services COP (Administrative Knowledge System)	5.000%	9/1/2010 (1)	7,140	7,444
Ohio State Dept. Administrative Services COP (Administrative Knowledge System)	5.000%	9/1/2011 (1)	3,800	3,990
Ohio Water Dev. Auth. PCR	5.250%	12/1/2009	3,625	3,794
Univ. of Cincinnati OH General Receipts BAN	4.750%	7/6/2007	9,000	9,084

				279,607

Oklahoma (0.4%)
Grand River Dam Auth. Oklahoma Rev	5.000%	6/1/2012 (4)	3,500	3,709
Oklahoma County OK GO	5.000%	2/1/2007 (3)	5,700	5,738
Oklahoma GO	5.000%	7/15/2007 (3)	2,000	2,025
Tulsa County OK Ind. Auth. Rev	5.000%	1/1/2007 (2)	6,450	6,486
Tulsa County OK Ind. Auth. Rev	5.000%	5/15/2008	5,000	5,107
Tulsa County OK Ind. Auth. Rev	5.000%	5/15/2011 (4)	5,300	5,570

				28,635

Oregon (0.1%)
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.500%	5/1/2007	6,000	6,075

Pennsylvania (3.1%)
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh)	5.500%	6/15/2007	3,000	3,041
Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev	5.000%	7/1/2008	4,365	4,464
Erie PA Higher Educ. Building Auth. Rev. (Gannon Univ.) PUT	2.250%	1/15/2007 LOC	4,200	4,155
Pennsylvania GO	5.000%	2/1/2007	7,260	7,308
Pennsylvania GO	5.500%	7/1/2007 (1)	20,000	20,332
Pennsylvania GO	5.000%	2/1/2008	7,930	8,078
Pennsylvania GO	5.000%	8/1/2008 (Prere.)	6,210	6,420
Pennsylvania GO	5.250%	2/1/2011 (1)	6,500	6,894
Pennsylvania GO	5.500%	2/1/2012	20,950	22,657
Pennsylvania Higher Educ. Fac. Auth. Rev. (State System of Higher Educ.)	4.000%	8/15/2006	1,900	1,900
Pennsylvania Higher Educ. Fac. Auth. Rev. (State System of Higher Educ.)	5.000%	8/15/2007	2,000	2,023
Pennsylvania Higher Educ. Fac. Auth. Rev. (State System of Higher Educ.)	5.000%	8/15/2008	2,500	2,552
Pennsylvania Higher Educ. Fac. Auth. Rev. (State System of Higher Educ.)	5.000%	8/15/2011 (2)	4,000	4,206
Philadelphia PA Gas Works Rev	5.250%	7/1/2009 (4)	8,885	9,230
Philadelphia PA GO	5.000%	8/1/2011 (11)	5,495	5,779
Philadelphia PA GO	5.125%	8/1/2013 (11)	6,050	6,480
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) PUT	5.000%	7/1/2007 (1)	18,250	18,432
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.250%	7/1/2007 (3)	3,905	3,956
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.250%	7/1/2009 (3)	4,085	4,234
Philadelphia PA School Dist. GO ARS	3.900%	8/2/2006 (3)	20,945	20,945
Philadelphia PA School Dist. TRAN	4.500%	6/29/2007 LOC	20,000	20,145
Pittsburgh PA GO	5.000%	9/1/2009 (1)(ETM)	11,650	12,060
Pittsburgh PA GO	5.000%	9/1/2009 (1)	2,815	2,914
Southcentral Pennsylvania General Auth. Rev. PUT	4.500%	12/1/2008 (2)	4,500	4,562
York County PA Solid Waste & Refuse Auth. Rev	5.250%	12/1/2008 (3)	2,485	2,570

				205,337

Puerto Rico (2.7%)
Puerto Rico Convention Center Dist. Auth. Hotel Occupancy Tax Rev	5.000%	7/1/2011	2,650	2,742
Puerto Rico GO	5.000%	7/1/2009 (ETM)	460	476
Puerto Rico GO	5.000%	7/1/2009	3,595	3,680
Puerto Rico GO PUT	5.000%	7/1/2012	16,000	16,503
Puerto Rico Govt. Dev. Bank CP	3.900%	8/14/2006	8,250	8,245
Puerto Rico Govt. Dev. Bank CP	3.900%	8/14/2006	5,000	4,997
Puerto Rico Govt. Dev. Bank CP	3.900%	8/14/2006	6,513	6,509
Puerto Rico Govt. Dev. Bank CP	3.950%	8/18/2006	25,000	24,985
Puerto Rico Govt. Dev. Bank CP	4.200%	9/7/2006	27,821	27,804
Puerto Rico Govt. Dev. Bank CP	3.850%	10/5/2006	8,272	8,267
Puerto Rico Govt. Dev. Bank CP	3.850%	10/5/2006	4,523	4,520
Puerto Rico Highway & Transp. Auth. Rev	5.000%	7/1/2007 (ETM)	2,215	2,241
Puerto Rico Highway & Transp. Auth. Rev	5.000%	7/1/2007	12,785	12,896
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500%	7/1/2011 (2)	5,550	5,964
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500%	7/1/2012 (2)	3,000	3,258
Puerto Rico Muni. Finance Agency	5.000%	8/1/2010	5,000	5,151
Puerto Rico Muni. Finance Agency	5.000%	8/1/2011	7,000	7,246
Puerto Rico Public Buildings Auth. Govt. Fac. Rev. PUT	4.500%	7/1/2007	20,000	20,076
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/2012 LOC	14,000	14,913

				180,473

Rhode Island (0.2%)
Rhode Island Housing & Mortgage Finance Corp. Rev	2.250%	3/15/2007	3,615	3,572
Rhode Island Housing & Mortgage Finance Corp. Rev	2.500%	3/15/2007	4,945	4,888
Rhode Island State & Providence Plantations GO	5.000%	8/1/2008 (1)	3,795	3,888
Rhode Island State & Providence Plantations GO	5.000%	11/1/2008 (3)	3,545	3,642

				15,990

South Carolina (0.7%)
Beaufort County SC School Dist. BAN	4.875%	7/13/2007	6,000	6,060
Charleston SC Educ. Excellence Financing Corp. Rev	5.000%	12/1/2008	1,745	1,791
Charleston SC Educ. Excellence Financing Corp. Rev	5.000%	12/1/2009	2,245	2,323
South Carolina GO	5.500%	4/1/2008	14,515	14,942
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	6.700%	12/15/2006 (ETM)	2,640	2,669
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.000%	12/15/2007 (ETM)	5,265	5,491
South Carolina Public Service Auth. Rev	5.000%	1/1/2007	5,000	5,026
South Carolina Transp. Infrastructure Rev	5.750%	10/1/2009 (1)(Prere.)	10,790	11,514

				49,816

Tennessee (2.1%)
Knox County TN GO	5.000%	4/1/2009	3,275	3,379
Memphis TN Electric System Rev	5.000%	12/1/2011 (1)	17,000	17,919
Memphis TN GO	4.000%	10/1/2006	4,200	4,202
Metro. Govt. of Nashville & Davidson County TN GO	5.250%	10/15/2006	1,380	1,384
Metro. Govt. of Nashville & Davidson County TN GO	5.250%	10/15/2006	8,620	8,648
Metro. Govt. of Nashville & Davidson County TN GO	5.250%	10/15/2007	4,380	4,461
Metro. Govt. of Nashville & Davidson County TN GO	5.250%	10/15/2007	16,090	16,386
Metro. Govt. of Nashville & Davidson County TN GO	5.000%	10/15/2008	1,075	1,104
Metro. Govt. of Nashville & Davidson County TN GO	5.000%	10/15/2008	3,925	4,030
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) PUT	5.000%	4/1/2010 (1)	30,890	32,055
Sevierville TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	3.650%	8/1/2006 (10)	3,500	3,500
Shelby County TN GO	5.000%	4/1/2008	4,550	4,644
Shelby County TN GO	5.000%	4/1/2011 (2)	5,000	5,256
Tennessee Energy Acquisition Corp. Gas Rev	5.000%	9/1/2011	5,000	5,217
Tennessee Energy Acquisition Corp. Gas Rev	5.000%	9/1/2013	28,000	29,434

				141,619

Texas (9.1%)
Austin TX Public Improvement GO	5.250%	9/1/2009	7,545	7,711
Brazos River Auth. Texas PCR (Texas Util. Electric Co.) PUT	5.750%	11/1/2011	5,695	5,998
Brazos River TX Harbor Navigation Dist. Brazoria County Environmental (Dow Chemical Co. Project) PUT	4.750%	5/15/2007	11,050	11,109
Brazos River TX Harbor Navigation Dist. Brazoria County Environmental (Dow Chemical Co. Project) PUT	5.200%	5/15/2008	9,000	9,150
Colorado River TX Muni. Water Dist. Water Rev	5.000%	1/1/2008 (2)	2,975	3,026
Conroe TX Independent School Dist. PUT	5.000%	8/15/2008	14,355	14,806
Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse PUT	5.000%	8/15/2007	12,750	12,901
Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse TAN	4.500%	6/14/2007	7,500	7,547
Dallas-Fort Worth TX International Airport Rev	5.500%	11/1/2006 (3)	2,150	2,158
Dallas-Fort Worth TX International Airport Rev	5.500%	11/1/2007 (3)	3,000	3,055
El Paso TX GO	5.500%	8/15/2007 (4)	6,860	6,986
El Paso TX GO	5.500%	8/15/2008 (4)	2,465	2,549
El Paso TX Independent School Dist. GO	5.375%	8/15/2008	5,000	5,159
Fort Worth TX GO	5.000%	3/1/2007	2,500	2,519
Garland TX GO	5.250%	2/15/2011 (4)	2,255	2,383
Garland TX GO	5.250%	2/15/2012 (4)	2,500	2,665
Garland TX Independent School Dist	5.000%	2/15/2012	4,210	4,438
Harlingen TX Independent School Dist. GO	5.500%	8/15/2009 (Prere.)	4,000	4,196
Harris County TX Flood Control Dist. GO	5.000%	10/1/2011	5,005	5,262
Harris County TX Flood Control Dist. GO	5.250%	10/1/2019	8,360	8,937
Harris County TX GO	0.000%	8/15/2007 (3)	3,000	2,881
Harris County TX Health Fac. Dev. Corp. Hosp. Rev.(Memorial Hermann Healthcare) ARS	3.700%	8/24/2006 (4)	20,000	20,000
Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.)	5.250%	2/15/2007	3,000	3,025
Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.)	5.250%	2/15/2008	2,500	2,555
Harris County TX Toll Road Rev	6.000%	8/1/2009 (3)	4,750	5,042
Harris County TX Toll Road Rev. PUT	5.000%	8/15/2012 (4)	5,000	5,246
Houston TX Airport System Rev	6.000%	7/1/2008 (4)	6,385	6,620
Houston TX GO	5.500%	9/1/2010 (4)(Prere.)	10,885	11,562
Houston TX Util. System Rev	5.250%	11/15/2011 (4)	4,425	4,711
Houston TX Util. System Rev	5.000%	11/15/2012 (4)	4,270	4,521
Houston TX Util. System Rev	5.250%	5/15/2016 (1)	10,000	10,766
Houston TX Water & Sewer System Rev	0.000%	12/1/2006 (2)	5,000	4,938
Houston TX Water & Sewer System Rev	5.500%	12/1/2007 (4)(ETM)	12,500	12,793
Klein TX Independent School Dist. Unlimited Tax Schoolhouse GO	5.000%	8/1/2011	2,050	2,155
1 Lewisville TX Independent School Dist. TOB VRDO	3.680%	8/7/2006	7,055	7,055
Lower Colorado River Auth. Texas Rev	6.000%	5/15/2007 (4)	3,000	3,053
Lower Colorado River Auth. Texas Rev	5.875%	5/15/2017 (2)	7,195	7,616
Matagorda County TX Navigation Dist. PCR (Central Power & Light) PUT	4.550%	11/1/2006	38,970	39,018
Montgomery County TX PUT	5.000%	9/1/2010 (4)	9,000	9,361
North East TX Independent School Dist. GO	6.500%	10/1/2006	4,350	4,370
North Texas Tollway Auth. (Dallas North Tollway) System Rev	5.000%	7/1/2008 (2)(Prere.)	365	374
North Texas Tollway Auth. (Dallas North Tollway) System Rev	5.000%	7/1/2008 (4)(Prere.)	100	102
North Texas Tollway Auth. (Dallas North Tollway) System Rev	5.000%	7/1/2008 (2)	4,635	4,735
North Texas Tollway Auth. (Dallas North Tollway) System Rev	5.000%	7/1/2008 (4)	5,900	6,025
Northside TX Independent School Dist. PUT	3.800%	7/31/2007	14,000	13,995
Northside TX Independent School Dist. PUT	3.600%	8/1/2009	11,445	11,333
Northside TX Independent School Dist. PUT	3.700%	8/1/2010	9,500	9,370
Plano TX GO	5.250%	9/1/2006	5,030	5,036
Plano TX Independent School Dist	5.000%	2/15/2008	6,300	6,419
Round Rock TX Independent School Dist. GO	0.000%	8/15/2009 (1)	6,750	5,976
San Antonio TX Electric & Gas Rev	5.650%	2/1/2007 (Prere.)	10,740	10,951
San Antonio TX Electric & Gas Rev	5.000%	2/1/2008	14,000	14,252
San Antonio TX Electric & Gas Rev	5.250%	2/1/2008	2,045	2,089
San Antonio TX Electric & Gas Rev	5.250%	2/1/2008	10,000	10,216
San Antonio TX Electric & Gas Rev	5.000%	2/1/2009	7,400	7,608
San Antonio TX Electric & Gas Rev	5.250%	2/1/2011	4,350	4,597
San Antonio TX GO	5.000%	2/1/2007	4,545	4,575
San Antonio TX GO	5.000%	2/1/2008	1,815	1,848
San Antonio TX GO	6.000%	8/1/2008	2,145	2,236
San Antonio TX Hotel Occupancy Tax Rev. PUT	5.000%	8/15/2008 (2)	10,000	10,219
Spring Branch TX Independent School Dist. GO	5.000%	2/1/2013	3,000	3,179
Spring Branch TX Independent School Dist. GO	5.000%	2/1/2014	3,635	3,865
Spring TX Independent School Dist. Schoolhouse GO PUT	5.000%	8/15/2008 (4)	10,000	10,211
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2011	4,210	4,413
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2011	4,830	5,063
Texas Dept. of Housing & Community Affairs Single Mortgage Rev	5.350%	3/1/2033 (1)	8,190	8,393
Texas GO Public Finance Auth	5.500%	10/1/2006	4,000	4,012
Texas GO Public Finance Auth	5.250%	10/1/2007	15,240	15,508
1 Texas GO TOB VRDO	3.710%	8/7/2006 (1)	6,195	6,195
Texas Public Building Auth. Building Rev. Capital Appreciation	0.000%	8/1/2007 (1)(ETM)	10,000	9,632
Texas TRAN	4.500%	8/31/2006	50,000	50,031
Texas Transp. Comm. Mobility Fund GO	4.000%	4/1/2007	1,765	1,769
Texas Transp. Comm. Mobility Fund GO	5.000%	4/1/2008	3,000	3,060
Texas Transp. Comm. Mobility Fund GO	5.000%	4/1/2009	1,415	1,458
Texas Turnpike Auth. Central Texas Turnpike System Rev	5.000%	6/1/2007	7,675	7,757
Texas Turnpike Auth. Central Texas Turnpike System Rev	5.000%	6/1/2008	36,300	37,088
Univ. of Houston TX Rev	5.250%	2/15/2008 (4)	5,435	5,555
Univ. of Texas Permanent Univ. Fund Rev	5.000%	8/15/2009	2,610	2,701
Univ. of Texas Permanent Univ. Fund Rev	5.000%	8/15/2009	2,500	2,587

				604,276

Utah (0.3%)
Salt Lake County UT GO	5.500%	12/15/2007	5,870	6,012
Salt Lake County UT GO	5.000%	6/15/2010	9,100	9,519
Utah Muni. Finance Coop. Local Govt. Rev	0.000%	3/1/2011 (4)	6,000	4,973

				20,504

Virginia (2.2%)
Loudoun County VA GO	5.250%	11/1/2008	4,410	4,561
Norfolk VA Econ. Dev. Auth. Hosp. Fac. Rev. (Sentara Healthcare) ARS	3.900%	8/2/2006 (4)	8,175	8,175
Pocahontas Parkway Assn. Virginia Route 895 Connector Toll Road Rev	0.000%	8/15/2008 (ETM)	10,000	3,517
Pocahontas Parkway Assn. Virginia Route 895 Connector Toll Road Rev	0.000%	8/15/2008 (Prere.)	20,000	4,098
1 Reset Optional Certifications Various States TOB VRDO	3.740%	8/7/2006	47,165	47,165
Virginia College Building Auth. Educ. Fac. Rev	5.000%	2/1/2007	5,185	5,220
Virginia Commonwealth Transp. Board Federal Highway Rev	5.500%	10/1/2006	18,500	18,556
Virginia Commonwealth Transp. Board Federal Highway Rev	5.750%	10/1/2007	8,150	8,342
Virginia Commonwealth Transp. Board Federal Highway Rev	5.000%	10/1/2008	15,160	15,563
Virginia Public School Auth. Rev	5.250%	8/1/2007	5,185	5,265
Virginia Public School Auth. Rev	5.000%	8/1/2008	4,075	4,174
Virginia Public School Auth. Rev	5.250%	8/1/2008	6,950	7,153
Virginia Public School Auth. Rev	5.000%	8/1/2009	2,000	2,070
Virginia Public School Auth. Rev	5.000%	8/1/2009	2,720	2,815
Virginia Public School Auth. Rev	5.000%	8/1/2010	2,500	2,612
Virginia Public School Auth. Rev	5.000%	8/1/2010	2,865	2,993
Virginia Public School Auth. Rev	5.000%	8/1/2011	1,500	1,579

				143,858

Washington (3.3%)
Douglas County WA Public Util. Dist. No.1 Rev. (Wells Hydroelectric Project)	5.000%	9/1/2008 (1)	1,250	1,281
Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.000%	7/1/2011	45,365	47,618
Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.000%	7/1/2012	2,500	2,640
Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	6.000%	7/1/2016 (2)	9,000	9,985
Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	6.000%	7/1/2016 (4)	10,000	11,094
King County WA Sewer Rev	5.000%	1/1/2007 (4)	5,000	5,027
King County WA Sewer Rev	5.250%	1/1/2008 (4)	5,000	5,104
Port of Seattle WA GO	5.000%	11/1/2007 (4)	9,955	10,103
Port of Seattle WA GO	5.000%	11/1/2008 (4)	6,055	6,207
Port of Seattle WA GO	5.000%	11/1/2008 (4)	10,455	10,717
Port of Seattle WA Rev	5.250%	9/1/2007 (3)	3,000	3,043
Port of Seattle WA Rev	5.500%	9/1/2008 (3)	3,815	3,931
Port of Seattle WA Rev	5.000%	3/1/2011 (4)	8,275	8,669
Port of Seattle WA Rev	5.000%	3/1/2012 (4)	5,000	5,270
Seattle WA GO	5.000%	7/1/2007 (ETM)	550	557
Seattle WA GO	5.000%	7/1/2007	4,765	4,821
Seattle WA Muni. Light & Power Rev	4.000%	12/1/2006 (4)	5,000	5,006
Spokane WA Regional Solid Waste Management System Rev	6.500%	1/1/2007 (2)	8,650	8,744
Washington GO	5.000%	1/1/2007 (4)	8,605	8,653
Washington GO	6.250%	9/1/2007	4,285	4,399
Washington GO	5.500%	9/1/2008 (4)	4,650	4,814
Washington GO	5.750%	9/1/2008	4,000	4,157
Washington GO	6.250%	9/1/2008	3,725	3,907
Washington GO	5.000%	7/1/2009	5,520	5,700
Washington GO	5.000%	7/1/2012 (2)	11,530	12,206
1 Washington GO TOB VRDO	3.710%	8/7/2006 (1)	17,285	17,285
1 Washington GO TOB VRDO	3.710%	8/7/2006 (3)	8,370	8,370

				219,308

West Virginia (0.2%)
West Virginia GO	0.000%	11/1/2006 (3)	6,850	6,787
West Virginia GO	5.500%	6/1/2007 (4)	5,000	5,075
West Virginia GO	5.500%	6/1/2008 (4)	3,000	3,094

				14,956

Wisconsin (1.0%)
Milwaukee WI GO	5.000%	8/1/2008	2,525	2,585
Wisconsin GO	6.125%	11/1/2006	7,210	7,253
Wisconsin GO	5.000%	5/1/2008	8,055	8,226
Wisconsin GO	5.000%	5/1/2009	13,745	14,181
Wisconsin GO	5.000%	5/1/2010	5,160	5,371
Wisconsin GO	5.000%	5/1/2012 (1)	15,775	16,671
Wisconsin Health & Educ. Fac. Auth. Rev. (Children's Hosp. of Wisconsin) ARS	3.630%	8/25/2006 (2)	11,025	11,025
Wisconsin Health & Educ. Fac. Auth. Rev. (Milwaukee Institute) PUT	5.000%	1/1/2010 LOC	3,185	3,285

				68,597

Total Municipal Bonds
(Cost $6,594,088)				6,537,237

			Shares

Temporary Cash Investment (1.6%)

3 Vanguard Municipal Cash Management Fund, 3.560%
(Cost $109,248)			109,248,201	109,248

Total Investments (99.7%)
(Cost $6,703,336)				6,646,485

Other Assets and Liabilities—Net (0.3%)				20,364

Net Assets (100%)				6,666,849

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, the aggregate value of these securities was $263,673,000, representing 4.0% of net assets.
2	Securities with a value of $1,571,000 have been segregated as initial margin for open futures contracts.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At July 31, 2006, the cost of investment securities for tax purposes was $6,704,626,000. Net unrealized depreciation of investment securities for tax purposes was $58,141,000, consisting of unrealized gains of $7,421,000 on securities that had risen in value since their purchase and $65,562,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices. At July 31, 2006, the aggregate settlement value of open futures contracts expiring in September 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

2-Year Treasury Note	2,000	406,938	1,077
5-Year Treasury Note	450	46,898	283

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Short-Term Tax-Exempt Fund
Schedule of Investments
July 31, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (99.5%)

Alabama (0.7%)
Huntsville AL Health Care Fac. Auth. PUT	5.000%	3/3/2008 LOC	30,000	30,464

Alaska (0.8%)
Alaska GO	5.250%	8/1/2007 (4)	6,760	6,864
Alaska Student Loan Corp. Student Loan Rev	5.000%	1/1/2007 (4)	3,000	3,016
Valdez AK Marine Terminal Rev. (Phillips Transp. Alaska, Inc. Project) PUT	3.680%	6/1/2007	9,000	8,991
Valdez AK Marine Terminal Rev. (Phillips Transp. Alaska, Inc. Project) PUT	3.680%	6/1/2007	7,350	7,338
Valdez AK Marine Terminal Rev. (Phillips Transp. Alaska, Inc. Project) PUT	3.680%	6/1/2007	5,000	4,992

				31,201

Arizona (2.3%)
Arizona School Fac. Board Rev. COP	5.000%	9/1/2006 (4)	2,500	2,503
Arizona Transp. Board Highway Rev	5.000%	7/1/2007	3,950	3,998
Arizona Transp. Board Highway Rev	5.000%	7/1/2009	4,000	4,138
[1]Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West) TOB VRDO	3.700%	8/7/2006 LOC	25,000	25,000
Phoenix AZ Civic Improvement Corp. Airport Rev	5.000%	7/1/2008 (2)	5,500	5,631
[1]Phoenix AZ Civic Improvement Corp. Transit Rev. TOB VRDO	3.710%	8/7/2006 (3)	19,610	19,610
[1]Reset Optional Certifications Various States TOB VRDO	3.740%	8/7/2006	18,665	18,665
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev	5.150%	1/1/2007	7,630	7,677
Tucson AZ USD	7.500%	7/1/2007 (3)	8,000	8,269

				95,491

California (8.5%)
California GO	5.000%	6/1/2008	16,820	17,194
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/2008	1,065	1,089
California State Dept. of Water Resources Power Supply Rev	5.250%	5/1/2007 (1)	18,000	18,214
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/2007	9,000	9,117
California State Dept. of Water Resources Power Supply Rev	5.000%	5/1/2008 (1)	33,000	33,719
California State Econ. Recovery Bonds	5.000%	7/1/2007	34,000	34,406
California State Econ. Recovery Bonds PUT	5.000%	7/1/2007	18,935	19,161
California Statewide Community Dev. Auth. RAN (Vehicle License Fee Program)	4.000%	11/15/2006 (4)	10,000	10,008
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	4.350%	3/1/2007	8,000	8,021
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	2.625%	5/1/2008	11,000	10,679
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.875%	4/1/2010	5,000	4,937
Contra Costa CA TRAN	4.500%	12/7/2006	20,000	20,051
CSUCI Financing Auth. Rev. California Rental Housing & Town Center PUT	2.500%	8/1/2007 LOC	10,000	9,843
CSUCI Financing Auth. Rev. California Rental Housing & Town Center PUT	3.150%	8/1/2008 LOC	8,000	7,873
[1]Golden State Tobacco Securitization Corp. California TOB VRDO	3.700%	8/7/2006 (2)	7,280	7,280
[1]Golden State Tobacco Securitization Corp. Rev. TOB VRDO	3.740%	8/7/2006 (4)	19,435	19,435
Kings River Conservation Dist. California COP	4.000%	5/1/2008	2,020	2,020
Los Angeles CA Community College Dist. GO	5.000%	8/1/2006 (4)	10,000	10,000
Los Angeles CA USD COP	5.000%	8/1/2006 (2)(ETM)	4,000	4,000
Los Angeles CA USD COP	5.000%	8/1/2007 (2)(ETM)	4,720	4,783
Los Angeles CA USD COP PUT	4.000%	10/2/2006 (4)	8,000	8,005
Los Angeles County CA Public Works Financing Auth. Rev	4.000%	12/1/2006 LOC	38,000	38,044
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/2008 (1)	6,225	6,404
Northern California Power Agency (Geothermal Project)	5.000%	7/1/2009 (ETM)	15,000	15,410
Santa Clara Valley CA Transp. Auth. Rev. PUT	4.000%	10/2/2006 (2)	15,000	15,009
Santa Clara Valley CA Transp. Auth. Rev. PUT	5.000%	10/2/2006 (2)	13,000	13,030
Santa Clara Valley CA Water Dist. Refunding & Improvement COP	5.000%	2/1/2007 (3)	4,165	4,192

				351,924

Colorado (2.1%)
Colorado General Fund TRAN	4.500%	6/27/2007	45,000	45,314
Colorado Housing & Finance Auth. Single Family Mortgage Bonds Rev	3.430%	1/3/2007	15,000	14,983
1 E-470 Public Highway Auth. Colorado Rev. TOB VRDO	3.710%	8/7/2006 (1)	2,906	2,906
1E-470 Public Highway Auth. Colorado Rev. TOB VRDO	3.710%	8/7/2006 (1)	15,000	15,000
[1]Jefferson County CO School Dist. GO TOB VRDO	3.680%	8/7/2006 (4)	4,720	4,720
Regional Transp. Dist. of Colorado COP (Transit Vehicles Project) PUT	2.300%	6/1/2007 (2)	6,000	5,906

				88,829

Connecticut (1.9%)
Connecticut GO	5.000%	4/15/2007	12,110	12,221
Connecticut GO	5.000%	4/15/2007	17,985	18,150
Connecticut GO	5.250%	8/1/2007 (Prere.)	6,380	6,570
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	4.000%	9/1/2006 (4)	19,875	19,881
New Britain CT BAN	5.000%	4/5/2007	15,085	15,218
North Haven CT BAN	5.000%	1/23/2007	5,000	5,030

				77,070

Delaware (0.7%)
Delaware GO	5.250%	7/1/2007	20,260	20,556
Delaware Transp. Auth. Transp. System Rev	4.625%	7/1/2007 (4)	8,525	8,599

				29,155

District of Columbia (0.9%)
District of Columbia GO	5.500%	6/1/2007 (4)	4,715	4,785
District of Columbia GO	5.500%	6/1/2007 (4)	8,785	8,915
District of Columbia GO	5.000%	6/1/2009 (2)	4,630	4,777
District of Columbia GO	5.000%	1/1/2010 (3)	4,000	4,142
District of Columbia GO ARS	3.750%	10/5/2006 (1)	8,850	8,850
Washington DC Metro. Area Transit Auth. Rev	5.000%	7/1/2007 (1)	2,250	2,277
Washington DC Metro. Area Transit Auth. Rev	5.000%	7/1/2008 (1)	4,180	4,280

				38,026

Florida (2.7%)
Florida Board of Educ. Capital Outlay	5.000%	6/1/2008	4,000	4,090
Florida Board of Educ. Public Educ	5.000%	6/1/2009	3,945	4,075
Florida Correctional Privatization Comm. COP	5.000%	8/1/2006 (2)	2,380	2,380
Florida Dept. of Transp	5.000%	7/1/2007	5,270	5,333
Florida Hurricane Catastrophe Fund Finance Corp. Rev	5.000%	7/1/2008	30,000	30,675
Florida Turnpike Auth. Rev	5.250%	7/1/2007 (4)	10,855	11,010
Highlands County FL Health Rev. (Adventist Health System) PUT	5.000%	11/16/2009	13,000	13,313
Jacksonville FL Electric Auth. Water & Sewer Rev	5.000%	10/1/2007	4,500	4,561
Miami-Dade County FL Aviation - Miami International Airport	5.000%	10/1/2006 (1)	10,000	10,020
Miami-Dade County FL Aviation - Miami International Airport	5.250%	10/1/2007 (3)	2,500	2,540
[1]Miami-Dade County FL School Board TOB PUT	3.540%	8/17/2006 (3)	12,470	12,470
[1]Miami-Dade County FL Special Obligation TOB VRDO	3.710%	8/7/2006 (1)	3,595	3,595
Tampa FL Util. Rev	6.000%	10/1/2006 (2)	2,385	2,394
Univ. Athletic Assn. Inc. Florida Capital Improvement Rev. PUT	3.300%	10/1/2008 LOC	2,500	2,463
Univ. Athletic Assn. Inc. Florida Capital Improvement Rev. PUT	3.400%	10/1/2009 LOC	4,600	4,514

				113,433

Georgia (1.0%)
Atlanta GA Airport Fac. Rev	6.000%	1/1/2007 (2)	5,780	5,834
Coffee County GA School Dist. GO	6.000%	8/1/2007	1,425	1,457
Coffee County GA School Dist. GO	6.000%	8/1/2008	1,890	1,971
Coffee County GA School Dist. GO	6.000%	8/1/2009	3,060	3,250
Gwinnett County GA School Dist. TAN	4.500%	12/29/2006	10,000	10,032
Henry County GA GO	5.000%	7/1/2007	2,450	2,480
Henry County GA School Dist. GO	5.000%	4/1/2007	11,415	11,514
Richmond County GA Board of Educ. GO	5.000%	11/1/2007	4,500	4,573

				41,111

Guam (0.1%)
Guam International Airport Auth. Rev	5.000%	10/1/2006 (1)	2,710	2,715
Guam International Airport Auth. Rev	5.000%	10/1/2007 (1)	2,850	2,886

				5,601

Hawaii (1.7%)
Hawaii GO	6.400%	3/1/2007	5,555	5,640
Hawaii GO	5.000%	4/1/2007 (1)	17,330	17,482
Hawaii GO	5.250%	2/1/2008 (4)	10,000	10,222
Hawaii GO	5.000%	4/1/2008 (1)	10,000	10,204
Honolulu HI City &County GO	5.000%	7/1/2008 (1)	12,740	13,039
Honolulu HI City & County GO	5.000%	7/1/2010 (1)	4,515	4,712
Honolulu HI City & County GO	5.000%	7/1/2010 (1)	3,980	4,154
Honolulu HI City & County GO	5.000%	7/1/2010 (3)	4,065	4,242

				69,695

Illinois (4.6%)
[1]Chicago IL Board of Educ. TOB VRDO	3.710%	8/7/2006 (3)	3,340	3,340
Chicago IL GO VRDO	3.640%	8/7/2006 (4)	23,400	23,400
Chicago IL GO VRDO	3.650%	8/7/2006 (4)	6,000	6,000
Chicago IL Housing Auth. Capital Project Rev	5.000%	7/1/2008 (ETM)	2,500	2,558
Chicago IL Housing Auth. Capital Project Rev	5.000%	7/1/2008 (4)	5,355	5,470
Chicago IL Housing Auth. Capital Project Rev	5.000%	7/1/2009 (4)	2,670	2,752
Chicago IL Park Dist. GO	5.000%	1/1/2010 (3)	8,145	8,445
Chicago IL School Finance Auth. GO	5.500%	6/1/2007 (4)	10,020	10,168
Chicago IL Transit Auth. Rev	5.000%	6/1/2007 (2)	3,000	3,032
Chicago IL Transit Auth. Rev	5.250%	6/1/2008 (2)	4,540	4,658
Chicago IL Transit Auth. Rev	5.250%	6/1/2009 (2)	1,000	1,038
Chicago IL Water Rev. VRDO	3.650%	8/7/2006 LOC	29,200	29,200
Illinois Finance Auth. Rev. (Resurrection Health Care) PUT	3.820%	8/7/2006	5,310	5,310
Illinois GO	5.000%	8/1/2006	8,160	8,160
Illinois GO	5.250%	4/1/2007 (4)	9,325	9,421
Illinois GO	5.000%	1/1/2008	6,000	6,104
Illinois GO	5.000%	3/1/2009	24,695	25,429
Illinois Health Fac. Auth. Rev. (Univ. of Chicago Hosp. & Health Systems) VRDO	3.680%	8/1/2006 (1)	4,930	4,930
Illinois Housing Dev. Auth. Homeowner Mortgage PUT	2.790%	9/7/2006	2,500	2,497
Illinois Sales Tax Rev	5.000%	6/15/2008	3,000	3,068
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	6/15/2008 (3)(ETM)	7,280	6,766
[1]Metro. Pier& Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	3.710%	8/7/2006 (1)	6,240	6,240
[1]Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	3.710%	8/7/2006 (1)	2,625	2,625
Univ. of Illinois (Util. Infrastructure Project) COP	5.000%	8/15/2006 (2)	2,350	2,351
Univ. of Illinois (Util. Infrastructure Project) COP	5.000%	8/15/2007 (2)	4,575	4,634
Univ. of Illinois (Util. Infrastructure Project) COP	5.000%	8/15/2008 (2)	2,395	2,452

				190,048

Indiana (2.1%)
Indiana Health & Educ. Fac. Financing Auth. Rev. (St. Francis) ARS	4.050%	8/4/2006 (4)	16,000	16,000
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group)	5.000%	11/1/2007	5,000	5,072
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) ARS	3.630%	8/31/2006	25,775	25,775
Indiana Univ. Rev. (Student Fee)	5.000%	8/1/2008	8,260	8,452
Indiana Univ. Rev. (Student Fee)	5.000%	8/1/2009	9,270	9,572
Indianapolis IN Local Public Improvement Rev	5.500%	2/1/2007	12,255	12,366
Vigo County IN Econ. Dev. Rev. (Republic Services Inc.) VRDO	3.990%	8/7/2006	10,000	10,000

				87,237

Kansas (0.2%)
Wyandotte County Kansas City KS Unified Govt. GO	3.250%	11/1/2006	8,195	8,180

Kentucky (1.4%)
Kenton County KY Airport Board Special Fac. Rev. (Airis Cincinnati LLC) VRDO	3.750%	8/7/2006	32,635	32,635
Kentucky Property & Building Comm. Rev	5.500%	8/1/2006 (4)	10,520	10,520
Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.500%	7/1/2007 (4)	4,315	4,386
Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	6.500%	7/1/2008 (2)	7,000	7,351
Louisville & Jefferson County KY Regional Airport Auth. Airport System Rev	5.250%	7/1/2007 (4)	4,355	4,410

				59,302

Louisiana (2.4%)
Louisiana GO	6.000%	10/15/2006 (2)	15,585	15,656
Louisiana GO	4.000%	7/15/2007 (11)	1,000	1,003
Louisiana GO	4.000%	7/15/2008 (11)	1,485	1,491
Louisiana GO	5.000%	7/15/2010 (11)	2,000	2,084
Louisiana Offshore Terminal Auth. Deep Water Port Rev. (LOOP LLC Project) PUT	3.650%	4/1/2008	5,000	4,969
[1]Louisiana State Municipal Natural Gas Purchasing& Distribution Auth. TOB VRDO	3.700%	8/7/2006 LOC	40,000	40,000
Louisiana Transp. Auth. Toll Rev	5.000%	9/1/2009	10,000	10,287
[1]Reset Optional Certifications Various States TOB VRDO	3.740%	8/7/2006 (2)	22,830	22,830

				98,320

Maryland (2.7%)
Anne Arundel County MD GO	5.000%	3/1/2008	7,375	7,523
Maryland Dept. of Housing & Community Dev. Rev	3.120%	11/24/2006	23,500	23,450
Maryland GO	5.250%	3/1/2007	31,005	31,297
Maryland GO	5.250%	3/1/2008	2,135	2,187
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System) ARS	3.450%	10/4/2006 (1)	14,100	14,100
Maryland Water Quality Financing Administration Revolving Loan Rev	5.000%	9/1/2008	5,000	5,133
Montgomery County MD Housing Opportunities Comm. (Single Family Mortgage) Rev	4.500%	12/29/2006	9,000	9,021
Washington Suburban Sanitation Dist. Maryland General Construction GO	5.250%	6/1/2007	17,330	17,562

				110,273

Massachusetts (3.2%)
Massachusetts GAN	7.000%	12/15/2007 (1)	24,810	25,874
Massachusetts GO	5.500%	2/1/2007 (1)	7,150	7,214
[1]Massachusetts GO TOB VRDO	3.670%	8/7/2006 (2)	3,950	3,950
Massachusetts School Building Auth. Dedicated Sales Tax Rev	5.000%	8/15/2008	5,000	5,123
Massachusetts School Building Auth. Dedicated Sales Tax Rev	5.000%	8/15/2009	11,500	11,899
Needham MA BAN	4.000%	6/15/2007	14,200	14,239
Silver Lake MA Regional School Dist. BAN	4.000%	8/25/2006	38,000	38,002
Springfield MA GO	5.000%	8/1/2009 (1)	5,660	5,856
Swampscott MA BAN	4.250%	10/20/2006	11,000	11,010
Tewksbury MA BAN	4.500%	2/16/2007	11,067	11,112

				134,279

Michigan (2.9%)
Greater Detroit MI Resource Recovery Auth	6.250%	12/13/2008 (2)	5,000	5,270
Michigan Building Auth. Rev	5.000%	10/15/2006	7,500	7,520
Michigan Building Auth. Rev	5.000%	10/15/2007	2,250	2,283
Michigan Building Auth. Rev	5.000%	10/15/2008 (4)	1,000	1,027
Michigan Building Auth. Rev	5.000%	10/15/2010 (4)	5,000	5,232
Michigan GO	4.500%	9/29/2006	50,000	50,060
Michigan Muni. Bond Auth. Rev	5.000%	5/1/2007	6,420	6,483
Michigan Muni. Bond Auth. Rev	5.000%	6/1/2008 (4)	5,000	5,112
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.250%	10/1/2007	10,190	10,372
Michigan Muni. Bond Auth. Rev. Notes	4.250%	8/18/2006 LOC	25,000	25,003

				118,362

Minnesota (0.3%)
Minnesota School Dist. Tax & Aid Borrowing Program COP	4.000%	9/12/2006	12,000	12,002

Mississippi (0.4%)
Jackson MS Water & Sewer System Rev	5.000%	9/1/2006 (4)	4,550	4,554
Mississippi GO	5.250%	8/15/2006	5,215	5,218
Mississippi GO	5.500%	11/1/2008	6,455	6,689

				16,461

Missouri (1.1%)
Bi-State Dev. Agency of the Missouri-Illinois Metro. Dist. (St. Clair County Metrolink Extension)	3.950%	10/1/2009	5,000	5,000
Missouri Highways & Transp. Comm. Road Rev	5.000%	5/1/2008	7,465	7,628
Missouri Highways & Transp. Comm. Road Rev	5.000%	5/1/2009	3,465	3,578
Missouri Third State Building GO	5.000%	10/1/2006	27,505	27,567

				43,773

Montana (0.1%)
Forsyth MT PCR (Avista Corp.) PUT	5.000%	12/30/2008 (2)	5,550	5,666

Nebraska (0.2%)
Nebraska Public Power Dist. Rev	5.000%	1/1/2007 (1)	9,000	9,050

Nevada (3.1%)
Clark County NV Airport Improvement Rev. VRDO	3.640%	8/7/2006 (3)	13,730	13,730
Clark County NV Bond Bank GO	5.500%	6/1/2007 (3)	4,775	4,846
Clark County NV GO	7.500%	6/1/2007 (2)	4,630	4,771
Clark County NV GO	7.500%	6/1/2007 (2)	4,920	5,069
Clark County NV Las Vegas Convention & Visitor Auth. GO	5.000%	7/1/2007	4,410	4,463
Clark County NV School Dist. GO	5.000%	6/1/2007 (3)	29,020	29,332
Clark County NV School Dist. GO	5.000%	6/15/2007 (1)	14,710	14,876
Clark County NV School Dist. GO	5.500%	6/15/2007 (4)	10,000	10,155
Clark County NV School Dist. GO	5.000%	6/15/2008 (4)	7,575	7,746
[1]Clark County NV School Dist. GO TOB VRDO	3.680%	8/7/2006 (3)	10,600	10,600
[1]Las Vegas Valley Water Dist. Nevada GO Water Improvement & Refunding TOB VRDO	3.680%	8/7/2006 (3)	5,310	5,310
[1]Las Vegas Valley Water Dist. Nevada GO Water Improvement & Refunding TOB VRDO	3.680%	8/7/2006 (1)	11,900	11,900
Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax)	5.000%	12/1/2007 (1)	4,325	4,398

				127,196

New Hampshire (0.1%)
New Hampshire Business Finance Auth. PCR (United Illuminating) PUT	3.250%	12/3/2007 (2)	5,000	4,945

New Jersey (4.0%)
Edison Township NJ BAN	4.500%	6/20/2007	13,520	13,602
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.000%	6/15/2008	3,000	3,050
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/2008	2,500	2,546
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/2008	16,085	16,474
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/2010	1,000	1,037
[1]New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	3.760%	8/7/2006	8,500	8,500
New Jersey Educ. Fac. Auth. Rev. (Higher Education Trust Fund)	5.000%	9/1/2008	6,915	7,080
New Jersey Educ. Fac. Auth. Rev. (Higher Education Trust Fund)	5.000%	9/1/2009	5,610	5,796
New Jersey Educ. Fac. Auth. Rev. (Higher Education Trust Fund)	5.000%	9/1/2010	6,000	6,246
New Jersey GO	5.000%	7/15/2007	21,000	21,261
New Jersey Transp. Corp. COP	5.500%	9/15/2007 (2)	4,735	4,825
New Jersey Transp. Trust Fund Auth. Rev	5.500%	6/15/2007 (ETM)	5,665	5,754
New Jersey Transp. Trust Fund Auth. Rev	5.000%	12/15/2007 (1)	9,400	9,559
New Jersey Transp. Trust Fund Auth. Rev	5.000%	12/15/2007	4,870	4,947
[1]New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.690%	8/7/2006 (3)	19,170	19,170
[1]New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.690%	8/7/2006 (2)	15,810	15,810
[1]Reset Optional Certifications Various States TOB VRDO	3.740%	8/7/2006	4,500	4,500
Rockaway NJ Township BAN	4.500%	7/19/2007	7,487	7,539
Somerset County NJ Ind. Fin. Auth. PCR (American Cyanamid Co.) VRDO	4.100%	8/7/2006	2,200	2,200
Tewksbury Township NJ BAN	4.750%	7/26/2007	7,225	7,291

				167,187

New Mexico (1.9%)
Farmington NM PCR (Southern CA Edison Four Corners Project) PUT	3.550%	4/1/2010 (3)	14,335	14,114
New Mexico GO	5.000%	3/1/2007	12,130	12,224
New Mexico GO	5.000%	9/1/2007	9,515	9,648
New Mexico Highway Comm. Tax Rev	5.500%	6/15/2008	2,750	2,838
New Mexico Severance Tax Rev	5.000%	7/1/2007	10,000	10,119
New Mexico Severance Tax Rev	5.000%	7/1/2009	1,000	1,034
New Mexico Severance Tax Rev	5.000%	7/1/2009 (2)	2,000	2,068
New Mexico Severance Tax Rev	5.000%	7/1/2010	1,000	1,044
New Mexico TRAN	4.750%	6/29/2007	25,000	25,233

				78,322

New York (8.1%)
Kings Park NY Central School Dist. TAN	4.500%	6/28/2007	17,000	17,116
Long Island NY Power Auth. Electric System Rev	5.000%	12/1/2006	10,000	10,042
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/2008	7,775	8,015
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/2009	2,755	2,852
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/2009	22,260	23,215
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/2010	2,000	2,088
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/2010	12,730	13,414
Metro. New York Transp. Auth. Rev. TOB VRDO	3.690%	8/7/2006 (2)	15,000	15,000
Muni. Assistance Corp. for New York City NY	6.000%	7/1/2007 (ETM)	3,000	3,064
Muni. Assistance Corp. for New York City NY	6.000%	7/1/2007	2,000	2,043
New York City NY GO	5.000%	8/1/2006	2,000	2,000
New York City NY GO	5.000%	8/1/2007	23,510	23,802
New York City NY GO	5.000%	6/1/2008	13,375	13,660
New York City NY GO	5.000%	8/1/2008	5,000	5,115
New York City NY GO	5.000%	8/1/2008	17,000	17,392
New York City NY GO	5.000%	8/1/2008	20,715	21,192
New York City NY GO	5.000%	8/1/2009	6,895	7,119
New York City NY GO	5.000%	8/1/2009	3,930	4,058
New York City NY GO	5.000%	8/1/2010	3,000	3,120
New York City NY GO	5.250%	11/1/2010 (2)	7,715	8,157
New York City NY Housing Dev. Corp. Rev	5.000%	7/1/2009 (3)	2,000	2,066
[1]New York City NY IDA Special Fac. Rev. TOB VRDO	3.840%	8/7/2006	37,675	37,675
New York City NY Transitional Finance Auth. Rev	5.000%	11/1/2007 (ETM)	12,000	12,200
New York City NY Transitional Finance Auth. Rev. Future Tax	4.000%	11/1/2006	6,775	6,781
New York City NY Transitional Finance Auth. Rev. Future Tax	4.500%	2/1/2007 (ETM)	855	859
New York City NY Transitional Finance Auth. Rev. Future Tax	4.500%	2/1/2007	145	146
New York City NY Transitional Finance Auth. Rev. Future Tax	4.500%	2/1/2008 (ETM)	1,000	1,012
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.000%	6/15/2007	3,515	3,556
New York State Thruway Auth. Rev. (Service Contract)	5.000%	3/15/2008	10,000	10,195
New York State Urban Dev. Corp. Rev. (Service Contract)	5.000%	1/1/2010	2,800	2,903
Rochester NY BAN	4.000%	10/20/2006	5,000	5,003
Schenectady NY GO BAN	4.500%	5/24/2007 LOC	2,200	2,214
Suffolk County NY Water Auth. Rev. ARS	3.700%	10/10/2006 (1)	30,000	29,993
Tobacco Settlement Financing Corp. New York Rev	5.000%	6/1/2008	12,075	12,312
Tobacco Settlement Financing Corp. New York Rev	5.000%	6/1/2008	6,970	7,107

				336,486

North Carolina (2.2%)
Charlotte NC COP (Equipment Acquisition)	4.000%	3/1/2007	6,590	6,603
Charlotte NC Water & Sewer System Rev. CP	3.300%	8/1/2006	10,000	10,000
Durham NC GO	5.000%	2/1/2008	5,340	5,444
Fayetteville NC Public Works Comm. Rev	3.550%	1/15/2008 (4)	20,000	19,939
North Carolina Eastern Muni. Power Agency Rev. ARS	3.700%	8/17/2006 (1)	5,950	5,950
North Carolina GO	5.000%	3/1/2007	5,000	5,040
[2]North Carolina GO	5.000%	2/1/2008	27,585	28,123
Wake County NC Public Improvement GO	5.000%	4/1/2007	8,000	8,072

				89,171

Ohio (3.1%)
Cuyahoga Falls OH BAN	4.250%	12/14/2006	13,000	13,014
Delaware City OH BAN	4.750%	5/10/2007	8,000	8,057
Independence OH BAN	4.500%	5/7/2007	4,400	4,423
Kent State Univ. Ohio VRDO	3.640%	8/7/2006 (1)	9,320	9,320
Logan County OH BAN	4.000%	9/1/2006	4,000	4,000
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	6.000%	9/1/2006 (1)	1,500	1,503
Ohio Air Quality Fac. Rev. (Ohio Edison Co.) PUT	3.250%	2/1/2008 (2)	10,000	9,890
Ohio Building Auth. Rev. (Administration Building Fund)	5.000%	10/1/2008 (1)	4,580	4,700
Ohio Building Auth. Rev. (Highway Safety Building)	6.000%	4/1/2007 (2)	4,640	4,710
Ohio Building Auth. Rev. (State Correctional Fac.)	4.500%	10/1/2006	6,465	6,474
Ohio Building Auth. Rev. (State Correctional Fac.)	5.000%	10/1/2008 (1)	1,110	1,139
Ohio Common Schools GO	5.000%	3/15/2007	3,370	3,398
Ohio GO	5.000%	8/1/2006	5,000	5,000
Ohio Highway Capital Improvements Rev	5.000%	5/1/2007	5,590	5,645
Ohio Highway Capital Improvements Rev	5.000%	5/1/2008	4,000	4,086
Ohio State Dept. Administrative Services COP (Administrative Knowledge System)	5.000%	9/1/2007 (1)	5,010	5,077
Ohio State Dept. Administrative Services COP (Administrative Knowledge System)	5.000%	9/1/2008 (1)	1,345	1,378
Ohio State Univ. General Receipts Rev	5.000%	6/1/2008	6,595	6,739
Ohio Water Dev. Auth. PCR	5.000%	6/1/2007	3,000	3,033
Ohio Water Dev. Auth. PCR VRDO	3.830%	8/7/2006	10,000	10,000
Univ. of Cincinnati OH General Receipts BAN	4.500%	1/25/2007	15,000	15,051

				126,637

Oklahoma (0.7%)
Tulsa County OK Ind. Auth. Rev	5.000%	5/15/2007	6,610	6,678
Tulsa County OK Ind. Auth. Rev	5.000%	5/15/2008 (4)	4,700	4,803
Tulsa County OK Ind. Auth. Rev	5.000%	5/15/2009 (4)	4,620	4,769
Tulsa County OK Ind. Auth. Rev. PUT	3.700%	11/15/2006	14,140	14,137

				30,387

Oregon (0.4%)
Oregon State Dept. Administrative Services	5.000%	9/1/2007 (4)	10,900	11,055
Oregon State Dept. Administrative Services	5.000%	9/1/2010 (4)	5,000	5,232

				16,287

Pennsylvania (4.2%)
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	3.750%	8/11/2006	9,600	9,600
Bethlehem PA Area School Dist	5.375%	9/1/2009 (3)	4,855	4,937
Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev	5.000%	7/1/2007	4,865	4,923
Pennsylvania GO	5.000%	10/1/2006	13,685	13,715
Pennsylvania GO	5.000%	1/15/2007	3,150	3,169
Pennsylvania GO	5.000%	9/1/2009	8,235	8,529
Pennsylvania Higher Educ. Fac. Auth. Rev. (St. Joseph's Univ.) PUT	3.200%	11/1/2006 LOC	9,200	9,200
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pennsylvania)	5.500%	7/15/2008 (Prere.)	2,000	2,067
Pennsylvania Intergovernmental Cooperation Auth. Rev	5.000%	6/15/2009 (3)	6,150	6,359
Pennsylvania State Univ. Rev	5.000%	3/1/2008	8,025	8,185
Pennsylvania Turnpike Comm. Rev. VRDO	3.650%	8/7/2006 (2)	21,510	21,510
Philadelphia PA Gas Works Rev	5.250%	7/1/2007 (4)	4,525	4,587
Philadelphia PA GO	5.000%	8/1/2009 (11)	4,775	4,939
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) PUT	5.000%	7/1/2007 (1)	11,000	11,110
Philadelphia PA School Dist. GO ARS	3.900%	8/2/2006 (3)	10,000	10,000
Philadelphia PA School Dist. TRAN	4.500%	6/29/2007 LOC	20,000	20,145
Pittsburgh PA GO	5.000%	9/1/2008 (1)(ETM)	11,615	11,910
Pittsburgh PA GO	5.000%	9/1/2008 (1)	2,810	2,881
Pittsburgh PA Water & Sewer Auth. Rev	1.900%	9/1/2006 (4)	11,930	11,905
Southcentral Pennsylvania General Auth. Rev. PUT	4.500%	12/1/2008 (2)	4,500	4,562

				174,233

Puerto Rico (1.9%)
Puerto Rico Govt. Dev. Bank CP	3.850%	10/5/2006	6,000	5,996
Puerto Rico Govt. Dev. Bank CP	3.850%	10/5/2006	17,001	16,991
Puerto Rico Govt. Dev. Bank CP	3.850%	10/6/2006	40,000	39,976
Puerto Rico Highway & Transp. Auth. Rev	5.250%	7/1/2009	9,500	9,789
Puerto Rico Muni. Finance Agency	4.000%	8/1/2006 (4)	2,000	2,000
Puerto Rico Muni. Finance Agency	5.000%	8/1/2009	5,000	5,121

				79,873

Rhode Island (0.2%)
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.000%	6/15/2007	5,000	5,056
Rhode Island Econ. Dev. Corp. Airport Rev	5.000%	7/1/2007 (3)	2,830	2,861

				7,917

South Carolina (1.0%)
Beaufort County SC School Dist. BAN	4.500%	2/28/2007	19,165	19,246
Beaufort County SC School Dist. BAN	4.875%	7/13/2007	10,000	10,099
South Carolina Transp. Infrastructure Rev. ARS	3.640%	8/17/2006 (10)	12,500	12,500

				41,845

Tennessee (3.4%)
Knox County TN GO	5.000%	4/1/2008	3,115	3,179
Memphis TN Electric System Rev	5.000%	12/1/2006	35,770	35,923
Memphis TN Electric System Rev	5.000%	12/1/2007 (4)	13,875	14,110
Memphis TN Electric System Rev	5.000%	12/1/2008 (4)	15,000	15,416
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) PUT	5.000%	4/1/2010 (1)	35,675	37,020
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. Board Rev. (Ascension Health) PUT	3.400%	1/3/2007	8,750	8,734
Tennessee Energy Acquisition Corp. Gas Rev	5.000%	9/1/2010	18,965	19,670
Tennessee GO	5.250%	3/1/2010 (Prere.)	6,500	6,813

				140,865

Texas (12.2%)
Colorado River TX Muni. Water Dist. Water Rev	5.000%	1/1/2007 (2)	4,500	4,524
Corpus Christi TX GO	5.000%	3/1/2009 (4)	2,000	2,060
Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse	4.500%	6/14/2007	10,000	10,063
Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse PUT	3.300%	8/15/2008	10,000	9,883
Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse PUT	5.000%	8/15/2009	5,000	5,150
Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse PUT	5.000%	8/15/2009	27,810	28,645
Dallas TX GO	5.000%	2/15/2010	8,965	9,321
Denton TX Independent School Dist. GO	5.200%	8/15/2008 (Prere.)	10,180	10,473
Denton TX Independent School Dist. PUT	3.000%	2/1/2008	11,100	10,932
[1]Denton TX Independent School Dist. TOB VRDO	3.710%	8/7/2006	5,415	5,415
Fort Bend TX Independent School Dist. GO	5.000%	8/15/2009	15,200	15,634
Fort Bend TX Independent School Dist. GO PUT	5.000%	8/15/2009	5,700	5,863
Frisco TX GO	5.000%	2/15/2009 (4)	2,950	3,034
Garland TX GO	4.000%	2/15/2007 (4)	1,950	1,953
Grand Prairie TX Independent School Dist	3.050%	7/31/2007	5,100	5,054
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare) ARS	3.800%	8/11/2006 (2)	9,800	9,800
Harris County TX Toll Road Rev	5.000%	8/15/2008 (3)	9,355	9,581
Harris County TX Toll Road Rev. PUT	5.000%	8/15/2009 (3)	25,000	25,786
Houston TX GO	5.500%	3/1/2007	11,205	11,321
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.250%	9/1/2008 (2)	7,460	7,679
Houston TX Independent School Dist. GO	5.000%	2/15/2008	4,500	4,585
Irving TX Hosp. Auth. (Baylor Medical Center at Irving)	5.000%	7/1/2007	2,810	2,839
Irving TX Hosp. Auth. (Baylor Medical Center at Irving)	5.000%	7/1/2008	4,275	4,360
Irving TX Hosp. Auth. (Baylor Medical Center at Irving)	5.000%	7/1/2009	3,990	4,101
Irving TX Hosp. Auth. (Baylor Medical Center at Irving)	5.000%	7/1/2010	4,720	4,886
Lewisville TX Independent School Dist	5.250%	8/15/2006	5,000	5,003
[1]Longview TX Water & Sewer Rev. TOB VRDO	3.680%	8/7/2006 (1)	9,295	9,295
Mesquite TX Independent School Dist. GO	5.000%	8/15/2006	1,825	1,826
Mesquite TX Independent School Dist. GO PUT	3.650%	12/1/2008	16,810	16,810
Montgomery County TX PUT	5.000%	9/1/2008 (4)	3,000	3,070
Montgomery County TX PUT	5.000%	9/1/2010 (4)	2,500	2,600
San Antonio TX Electric & Gas Rev	5.250%	2/1/2007	6,820	6,873
San Antonio TX Electric & Gas Rev	5.250%	2/1/2008	34,320	35,063
San Antonio TX Electric & Gas Rev	5.000%	2/1/2010	9,185	9,531
San Antonio TX Electric & Gas Rev	5.250%	2/1/2010	5,760	6,024
Spring Branch TX Independent School Dist. GO PUT	3.000%	9/8/2006	15,700	15,700
Spring TX Independent School Dist. Schoolhouse GO PUT	5.000%	8/15/2006 (4)	7,000	7,003
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2007	4,925	4,975
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2008	2,865	2,926
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2008	1,655	1,690
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2009	5,065	5,225
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2009	2,000	2,063
Texas Dept. of Transp. COP	5.000%	8/15/2007	5,000	5,066
Texas GO Public Finance Auth	5.750%	10/1/2006 (Prere.)	15,855	15,910
Texas GO Public Finance Auth	5.250%	10/1/2007	3,000	3,053
Texas TRAN	4.500%	8/31/2006	60,000	60,037
Texas Turnpike Auth. Central Texas Turnpike System Rev	5.000%	6/1/2008	32,615	33,323
Texas Water Dev. Board GO	5.000%	8/1/2006	6,425	6,425
Trinity River Auth. Texas PCR (Texas Util. System) PUT	5.000%	11/1/2006	20,000	20,032
Univ. of Texas Permanent Univ. Fund Rev	5.000%	8/15/2007	5,000	5,067
Univ. of Texas Permanent Univ. Fund Rev	5.000%	8/15/2008	2,500	2,562
Univ. of Texas Permanent Univ. Fund Rev	5.000%	8/15/2008	7,000	7,172

				507,266

Utah (0.7%)
Intermountain Power Agency Utah Power Supply Rev	4.500%	7/1/2007 (2)	10,000	10,074
Intermountain Power Agency Utah Power Supply Rev	5.000%	7/1/2007 (4)	5,000	5,059
Intermountain Power Agency Utah Power Supply Rev	5.000%	7/1/2010 (4)	6,290	6,555
Utah GO	5.000%	7/1/2007	8,300	8,401

				30,089

Vermont (0.3%)
Vermont Educ. & Health Buildings Agency Rev. (Middlebury College) PUT	3.160%	11/1/2006	9,050	9,024
Vermont GO	5.000%	2/1/2008	4,855	4,948

				13,972

Virginia (1.5%)
Peninsula Ports Auth. Virginia Rev. (Dominion Term Assn. Project) PUT	3.300%	10/1/2008	2,500	2,455
[1]Reset Optional Certifications Various States TOB VRDO	3.740%	8/7/2006	11,785	11,785
Virginia College Building Auth. Educ. Fac. Rev	5.000%	2/1/2008	10,885	11,091
Virginia Housing Dev. Auth. Rev. PUT	3.790%	2/13/2007	10,000	10,003
Virginia Public Building Auth. Rev	5.000%	8/1/2006	5,080	5,080
Virginia Public School Auth. Rev	4.000%	8/1/2006	7,500	7,500
Virginia Public School Auth. Rev	5.000%	8/1/2007	6,930	7,020
Virginia Public School Auth. Rev	5.000%	8/1/2007	2,260	2,289
Virginia Public School Auth. Rev	5.500%	8/1/2010	4,645	4,939

				62,162

Washington (3.0%)
Douglas County WA Public Util. Dist. No.1 Rev. (Wells Hydroelectric Project)	5.000%	9/1/2007 (1)	2,665	2,702
Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.000%	7/1/2009	15,000	15,484
Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.000%	7/1/2010	20,000	20,836
Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	5.000%	7/1/2009	8,090	8,351
King County WA (Bellevue School Dist.) GO	5.000%	12/1/2010 (4)	2,965	3,105
King County WA GO	5.000%	6/1/2007	10,000	10,109
King County WA GO	5.000%	6/1/2007	6,130	6,197
Port of Seattle WA GO	5.000%	11/1/2006 (4)	5,490	5,507
Port of Seattle WA GO	5.000%	11/1/2006 (4)	9,485	9,515
Port of Seattle WA Rev	5.250%	9/1/2006 (3)	3,000	3,003
Port of Seattle WA Rev	5.000%	3/1/2009 (4)	3,415	3,515
Port of Seattle WA Rev	5.000%	3/1/2010 (4)	3,230	3,355
Seattle WA Water System Rev	4.500%	9/1/2007 (1)	6,625	6,682
Washington GO	5.500%	9/1/2007	13,130	13,380
Washington GO	5.000%	1/1/2008 (4)	5,320	5,414
Washington GO	4.000%	7/1/2008	5,180	5,204

				122,359

West Virginia (0.2%)
West Virginia Higher Educ. Policy Comm. Rev	5.000%	4/1/2007 (1)	500	504
West Virginia Higher Educ. Policy Comm. Rev	5.000%	4/1/2008 (1)	2,500	2,551
West Virginia Water Dev. Auth. Rev	5.625%	10/1/2010 (4)(Prere.)	5,000	5,348

				8,403

Wisconsin (2.3%)
Kenosha WI GO	4.000%	9/1/2006 (4)	2,100	2,101
Kenosha WI GO	4.000%	9/1/2007 (4)	1,695	1,701
Madison WI Metro. School Dist. TRAN	4.000%	9/8/2006	25,000	25,001
Wisconsin GO	5.000%	5/1/2007 (3)	6,200	6,261
Wisconsin GO	5.000%	5/1/2007	12,405	12,526
Wisconsin GO	6.250%	5/1/2007	5,000	5,094
Wisconsin School Dist. Cash Flow Management Program COP	4.250%	9/20/2006 LOC	12,775	12,782
Wisconsin School Dist. Cash Flow Management Program COP	4.250%	9/20/2006 LOC	6,475	6,478
Wisconsin Transp. Rev	5.000%	7/1/2008	12,385	12,673
Wisconsin Transp. Rev	5.000%	7/1/2008 (3)	8,750	8,955

				93,572

Total Municipal Bonds
(Cost $4,147,307)				4,124,127

			Shares
Temporary Cash Investment (0.9%)

[3]Vanguard Municipal Cash Management Fund 3.56%
(Cost $37,183)			37,182,563	37,183

Total Investments (100.4%)
(Cost $4,184,490)				4,161,310

Other Assets and Liabilities—Net (-0.4%)				(18,519)

Net Assets (100%)				4,142,791

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, the aggregate value of these securities was $362,626,000, representing 8.8% of net assets.
2	Securities with a value of $459,000 have been segregated as initial margin for open futures contracts.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty) The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At July 31, 2006, the cost of investment securities for tax purposes was $4,184,490,000. Net unrealized depreciation of investment securities for tax purposes was $23,180,000, consisting of unrealized gains of $481,000 on securities that had risen in value since their purchase and $23,661,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices. At July 31, 2006, the aggregate settlement value of open futures contracts expiring in September 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

2-Year Treasury Note	870	177,018	467

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Intermediate-Term Tax-Exempt Fund
Schedule of Investments
July 31, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (96.1%)

Alabama (0.6%)
Alabama GO	5.250%	6/1/2012	5,105	5,424
Alabama GO	5.250%	6/1/2013	5,105	5,415
Alabama GO	5.250%	6/1/2014	5,155	5,468
Alabama GO	5.250%	6/1/2015	3,455	3,654
Alabama Special Care Fac. Financing Auth. VRDO	3.620%	8/7/2006	37,200	37,200
Courtland AL Dev. Board Pollution Control Rev. (International Paper Co.)	5.000%	6/1/2025	5,000	4,976
Jefferson County AL Sewer Rev. (Capital Improvement)	5.000%	8/1/2012 (3)(Prere.)	15,040	15,967

				78,104

Alaska (0.2%)
Anchorage AK Electric Rev	8.000%	12/1/2011 (1)	5,395	6,417
Matanuska-Susitna Borough AK GO	5.500%	3/1/2012 (3)	6,000	6,401
North Slope Borough AK GO	0.000%	6/30/2010 (1)	8,000	6,822

				19,640

Arizona (2.0%)
Arizona Health Fac. Auth. Rev. (Banner Health) VRDO	3.630%	8/7/2006 (1)	78,190	78,190
Arizona School Fac. Board Rev. (State School Improvement)	5.500%	7/1/2011 (Prere.)	11,030	11,863
Arizona School Fac. Board Rev. (State School Improvement)	5.500%	7/1/2011 (Prere.)	5,000	5,378
Arizona School Fac. Board Rev. (State School Improvement)	5.500%	7/1/2011 (Prere.)	5,500	5,915
Arizona School Fac. Board Rev. COP	5.000%	9/1/2011 (1)	10,000	10,509
Arizona Transp. Board Highway Rev	6.000%	7/1/2010	25,000	27,002
Arizona Transp. Board Highway Rev	5.000%	7/1/2017	11,960	12,747
Arizona Transp. Board Highway Rev	5.250%	7/1/2018	4,000	4,244
Arizona Transp. Board Highway Rev	5.250%	7/1/2019	4,110	4,360
Arizona Transp. Board Highway Rev	5.000%	7/1/2022	8,630	9,008
Arizona Transp. Board Highway Rev	5.000%	7/1/2023	8,180	8,521
Arizona Transp. Board Highway Rev	5.000%	7/1/2024	2,000	2,079
Maricopa County AZ USD	0.000%	1/1/2007 (3)	6,000	5,906
Phoenix AZ Civic Improvement Corp. Airport Rev	5.250%	7/1/2009 (4)	4,795	4,964
Phoenix AZ Civic Improvement Corp. Airport Rev	5.250%	7/1/2010 (4)	2,500	2,579
Phoenix AZ Civic Improvement Corp. Airport Rev	5.250%	7/1/2011 (4)	3,000	3,092
Phoenix AZ Civic Improvement Corp. Wastewater System Rev	5.375%	7/1/2012 (3)	9,645	10,280
Phoenix AZ Civic Improvement Corp. Wastewater System Rev	5.375%	7/1/2013 (3)	5,000	5,320
Phoenix AZ Civic Improvement Corp. Wastewater System Rev	5.375%	7/1/2014 (3)	6,820	7,256
Phoenix AZ Civic Improvement Corp. Water System Rev	5.500%	7/1/2014 (3)	4,215	4,559
Phoenix AZ GO	7.500%	7/1/2008	5,000	5,339
Phoenix AZ Highway Rev. GO	9.250%	7/1/2007	4,000	4,195
Scottsdale AZ Muni. Property Corp. Excise Tax Rev	5.000%	7/1/2024	4,000	4,188
Scottsdale AZ Muni. Property Corp. Excise Tax Rev	5.000%	7/1/2026	7,350	7,671
Scottsdale AZ Muni. Property Corp. Excise Tax Rev	5.000%	7/1/2027	7,780	8,101
Scottsdale AZ Muni. Property Corp. Excise Tax Rev	5.000%	7/1/2028	6,210	6,461
Tucson AZ GO	7.375%	7/1/2013	4,500	5,420

				265,147

California (11.6%)
Bay Area Toll Auth. CA Toll Bridge Rev	5.000%	4/1/2023	28,000	29,355
Bay Area Toll Auth. CA Toll Bridge Rev	5.000%	4/1/2024	29,930	31,330
Bay Area Toll Auth. CA Toll Bridge Rev	5.000%	4/1/2025	17,000	17,768
California Dept. of Veteran Affairs Rev	5.450%	12/1/2019 (2)	1,380	1,397
California GO	5.700%	8/1/2007	1,000	1,009
California GO	5.750%	8/1/2008 (3)	855	863
California GO	6.300%	9/1/2010	4,000	4,366
California GO	5.250%	10/1/2013 (1)	6,115	6,634
California GO	5.250%	2/1/2014	20,000	21,472
California GO	5.250%	11/1/2014	10,000	10,738
California GO	5.000%	3/1/2015	11,910	12,638
California GO	5.250%	11/1/2015	10,225	10,986
California GO	6.000%	4/1/2018	11,980	13,808
California GO	5.000%	12/1/2018	8,665	9,058
California GO	5.000%	3/1/2022 (2)	10,000	10,439
California GO	5.000%	3/1/2023	38,920	40,292
California GO	5.000%	3/1/2023	35,495	36,863
California GO	5.000%	6/1/2023 (2)	10,000	10,407
California GO	5.125%	11/1/2023	7,000	7,285
California GO	5.000%	3/1/2024	30,390	31,489
California GO	5.000%	3/1/2025	14,125	14,614
California GO	5.000%	8/1/2026	9,000	9,283
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	6.250%	7/1/2007 (1)	4,155	4,241
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/2017	8,000	8,307
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/2019	3,135	3,229
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/2020	4,180	4,290
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/2021	6,165	6,313
California Public Works Board Lease Rev. (Dept. of Corrections)	5.375%	11/1/2011	6,500	6,649
California Public Works Board Lease Rev. (Dept. of Corrections)	5.375%	11/1/2012	7,990	8,173
California Public Works Board Lease Rev. (State Archives)	5.375%	12/1/2009	4,555	4,664
California Public Works Board Lease Rev. (State Archives)	5.375%	12/1/2010	6,635	6,794
California Public Works Board Lease Rev. (State Archives)	5.375%	12/1/2012	7,895	8,084
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2014	8,370	8,950
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2015	10,105	10,831
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2016	8,750	9,326
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2017	7,085	7,505
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2018	6,500	6,848
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2019	11,820	12,400
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2020	10,000	10,461
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2021	15,230	15,875
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2022	15,985	16,615
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2023	11,465	11,892
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2024	10,000	10,358
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2025	7,500	7,757
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2026	7,500	7,741
California State Dept. of Water Resources Power Supply Rev	5.375%	5/1/2012 (2)(Prere.)	37,000	40,401
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/2012 (2)(Prere.)	77,880	85,537
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/2012 (1)	8,000	8,684
California State Dept. of Water Resources Power Supply Rev	6.000%	5/1/2012 (Prere.)	15,000	16,851
California State Dept. of Water Resources Power Supply Rev	6.000%	5/1/2013	20,000	22,296
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/2014 (2)	10,000	10,914
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/2015 (2)	61,875	67,666
California State Econ. Recovery Bonds	5.000%	7/1/2015	93,700	100,231
California State Econ. Recovery Bonds	5.000%	7/1/2016	7,000	7,370
California Statewide Community Dev. Auth. Rev. (Catholic Healthcare West)	6.000%	7/1/2009 (ETM)	890	921
California Statewide Community Dev. Auth. Rev. (Catholic Healthcare West)	6.000%	7/1/2009	995	1,022
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	4.900%	5/15/2008	73,000	73,821
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.100%	5/17/2010	8,750	8,955
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	2.625%	5/1/2008	30,000	29,125
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	4.700%	6/1/2009	55,000	55,801
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.900%	7/1/2014	23,550	22,868
Contra Costa CA (Merrithew Memorial Hosp.) COP	5.500%	11/1/2011 (1)	5,660	5,874
East Bay CA Muni. Util. Dist. Water System Rev	5.250%	6/1/2017 (1)	8,110	8,548
Fresno CA Sewer Rev	6.250%	9/1/2014 (2)	12,000	13,878
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2021 (2)	15,000	15,640
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2029 (2)	40,000	40,828
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2030 (2)	20,000	20,463
Long Beach CA Harbor Rev	5.750%	5/15/2013	7,630	8,120
Los Angeles CA Dept. of Water & Power Rev	5.250%	7/1/2015	20,000	21,133
Los Angeles CA Harbor Dept. Rev	5.500%	8/1/2011 (2)	5,865	6,251
Los Angeles CA Harbor Dept. Rev	5.500%	8/1/2012 (2)	6,190	6,653
Los Angeles CA Harbor Dept. Rev	5.500%	8/1/2013 (2)	6,535	6,989
Los Angeles CA USD GO	5.250%	7/1/2020 (4)	10,105	10,817
Los Angeles CA USD GO	5.000%	7/1/2023 (3)	46,690	48,736
Los Angeles CA USD GO	5.000%	7/1/2024 (1)	19,915	20,758
Los Angeles County CA Transp. Comm. Sales Tax Rev	6.500%	7/1/2010 (4)	51,070	56,100
Northern California Power Agency (Hydroelectric Project)	6.250%	7/1/2007 (1)	6,685	6,835
Oakland CA Redev. Agency (Central Dist.)	5.000%	9/1/2021 (2)	11,775	12,317
Oakland CA Redev. Agency (Central Dist.)	5.000%	9/1/2022 (2)	7,015	7,316
Port of Oakland CA Rev	5.250%	11/1/2006 (3)	6,700	6,724
Saddleback Valley CA USD	5.000%	8/1/2023 (4)	5,460	5,686
San Bernardino County CA Medical Center COP	7.000%	8/1/2008 (1)	9,045	9,597
San Bernardino County CA Medical Center COP	7.000%	8/1/2009 (1)	9,705	10,574
San Bernardino County CA Medical Center COP	7.000%	8/1/2010 (1)	10,525	11,746
San Diego CA USD GO	5.500%	7/1/2024 (4)	6,620	7,507
San Diego CA USD GO	5.500%	7/1/2025 (4)	14,680	16,718
San Diego CA USD GO	5.500%	7/1/2026 (4)	23,990	27,362
San Diego CA USD GO	5.500%	7/1/2027 (4)	17,695	20,207
San Francisco CA City & County International Airport Rev	5.500%	5/1/2011 (1)	4,215	4,474
San Francisco CA City &County International Airport Rev	5.500%	5/1/2012 (1)	4,930	5,217
San Francisco CA City & County International Airport Rev	5.500%	5/1/2013 (1)	5,115	5,412
San Francisco CA City & County International Airport Rev	5.500%	5/1/2014 (1)	5,565	5,889
San Francisco CA City & County International Airport Rev	5.500%	5/1/2015 (1)	5,880	6,211
San Francisco CA City & County International Airport Rev	5.500%	5/1/2016 (1)	6,215	6,565
South Orange County CA Public Finance Auth. Rev	7.000%	9/1/2006 (1)	500	501
Univ. of California Rev	5.000%	5/15/2033 (2)	20,000	20,566

				1,570,072

Colorado (3.0%)
Colorado Dept. of Transp. Rev	6.000%	6/15/2010 (2)(Prere.)	18,935	20,503
Colorado Dept. of Transp. Rev	6.000%	6/15/2010 (2)(Prere.)	10,000	10,828
Colorado Dept. of Transp. Rev	6.000%	6/15/2010 (2)(Prere.)	10,000	10,828
Colorado Dept. of Transp. Rev	6.000%	6/15/2010 (2)(Prere.)	20,000	21,656
Colorado Dept. of Transp. Rev	5.500%	6/15/2011 (1)(Prere.)	25,185	27,281
Colorado Dept. of Transp. Rev	5.500%	6/15/2011 (1)(Prere.)	20,795	22,526
Colorado Dept. of Transp. Rev	5.500%	6/15/2011 (1)(Prere.)	6,185	6,700
Colorado Dept. of Transp. Rev	5.375%	6/15/2012 (Prere.)	8,500	9,248
Colorado Dept. of Transp. Rev	5.500%	6/15/2012 (1)	11,780	12,812
Colorado Dept. of Transp. Rev	5.500%	6/15/2013 (1)	14,500	15,915
Colorado Health Fac. Auth. Rev. (Poudre Valley Health)	6.000%	12/1/2009 (4)(Prere.)	5,185	5,578
Colorado Health Fac. Auth. Rev. (Poudre Valley Health)	6.000%	12/1/2009 (4)(Prere.)	5,500	5,917
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.)	5.250%	12/1/2009 (1)	2,965	3,064
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.)	5.250%	12/1/2010 (1)	1,740	1,797
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.)	5.250%	12/1/2011 (1)	3,415	3,518
Colorado Springs CO Util. System Rev	5.000%	11/15/2009	5,000	5,182
Colorado Springs CO Util. System Rev	5.375%	11/15/2012	12,620	13,522
Colorado Springs CO Util. System Rev	5.375%	11/15/2014	12,745	13,612
Denver CO City &County Airport Rev	5.500%	11/15/2010 (3)	10,000	10,583
Denver CO City & County Airport Rev	5.500%	11/15/2011 (3)	15,070	16,089
Denver CO City & County Airport Rev	6.000%	11/15/2011 (2)	14,895	16,042
Denver CO City & County Airport Rev	5.625%	11/15/2012 (3)	6,000	6,420
Denver CO City & County Airport Rev	6.000%	11/15/2012 (2)	10,460	11,238
Denver CO City & County Airport Rev	5.500%	11/15/2013 (3)	15,085	16,016
Denver CO City & County Airport Rev	5.500%	11/15/2014 (3)	35,820	37,924
Denver CO City & County Airport Rev	5.500%	11/15/2015 (3)	23,520	24,909
Denver CO City & County Airport Rev	5.500%	11/15/2016 (3)	10,000	10,562
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2010 (1)(Prere.)	8,100	6,230
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2011 (1)	8,000	6,502
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2011 (1)(ETM)	6,600	5,378
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2017 (1)	24,490	14,939
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2019 (1)	15,100	8,254
Northern Colorado Water Conservation Dist. Rev	6.350%	12/1/2007 (2)	4,155	4,273
Univ. of Colorado Enterprise System Rev	5.000%	6/1/2021 (3)	6,605	6,927

				412,773

Connecticut (1.1%)
Connecticut GO	5.300%	11/15/2006	1,290	1,292
Connecticut GO	5.400%	11/15/2007	685	686
Connecticut GO	5.000%	4/15/2008	4,510	4,605
Connecticut GO	5.250%	6/15/2008	7,000	7,193
Connecticut GO	5.000%	4/15/2009	6,810	7,028
Connecticut GO	5.375%	12/15/2010 (Prere.)	6,165	6,555
Connecticut GO	5.375%	6/15/2011 (Prere.)	5,000	5,340
Connecticut GO	5.125%	11/15/2011 (Prere.)	25,375	26,915
Connecticut GO	5.500%	12/15/2011 (1)	9,000	9,737
Connecticut GO	5.125%	11/15/2013	5,675	6,000
Connecticut GO	5.125%	11/15/2013	19,000	20,088
Connecticut GO	5.500%	12/15/2013	4,705	5,177
Connecticut GO	5.500%	12/15/2014	8,700	9,635
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	7.125%	6/1/2010	12,000	13,233
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.375%	10/1/2013 (4)	20,000	21,343
Connecticut State Health & Educ. Fac. Auth. (Connecticut State Univ. System)	5.000%	11/1/2012 (4)	6,275	6,689

				151,516

District of Columbia (1.0%)
District of Columbia GO	5.300%	6/1/2007 (2)(Prere.)	4,600	4,751
District of Columbia GO	5.375%	6/1/2007 (2)(Prere.)	5,255	5,430
District of Columbia GO	5.500%	6/1/2007 (4)(ETM)	1,265	1,284
District of Columbia GO	5.500%	6/1/2007 (4)	2,195	2,228
District of Columbia GO	5.500%	6/1/2007 (2)(Prere.)	5,750	5,948
District of Columbia GO	5.750%	6/1/2007 (2)	340	341
District of Columbia GO	5.200%	6/1/2008 (2)	4,390	4,498
District of Columbia GO	5.250%	6/1/2008 (1)(ETM)	2,145	2,203
District of Columbia GO	5.250%	6/1/2008 (1)	7,855	8,061
District of Columbia GO	5.500%	6/1/2008 (4)(ETM)	1,275	1,315
District of Columbia GO	5.500%	6/1/2008 (4)	3,725	3,839
District of Columbia GO	5.500%	6/1/2008 (2)	10,000	10,307
District of Columbia GO	5.500%	6/1/2009 (4)(Prere.)	1,890	1,994
District of Columbia GO	5.500%	6/1/2010 (4)	15,000	15,884
District of Columbia GO	5.500%	6/1/2010 (2)	10,490	11,108
District of Columbia GO	5.750%	6/1/2010 (1)	15,465	16,502
District of Columbia GO	6.000%	6/1/2011 (1)	6,550	7,151
District of Columbia GO	5.500%	6/1/2012 (4)	4,630	4,858
District of Columbia GO	0.000%	6/1/2013 (1)	10,945	8,224
District of Columbia GO	0.000%	6/1/2014 (1)	16,650	11,934
District of Columbia Hosp. Rev. (Medlantic Health Group)	6.000%	8/15/2007 (1)(ETM)	2,985	3,053
District of Columbia Hosp. Rev. (Medlantic Health Group)	6.000%	8/15/2008 (1)(ETM)	3,160	3,296
District of Columbia Hosp. Rev. (Medlantic Health Group)	6.000%	8/15/2010 (1)(ETM)	2,555	2,758
District of Columbia Hosp. Rev. (Medlantic Health Group)	6.000%	8/15/2012 (1)(ETM)	2,995	3,325

				140,292

Florida (4.3%)
Broward County FL Resource Recovery Rev. (Wheelabrator Series A)	5.375%	12/1/2009	15,885	16,516
Broward County FL Resource Recovery Rev. (Wheelabrator-South)	5.375%	12/1/2009	2,000	2,079
Broward County FL Resource Recovery Rev. (Wheelabrator-South)	5.375%	12/1/2010	21,330	22,143
Broward County FL School Board COP	5.250%	7/1/2020 (1)	4,155	4,421
Dade County FL Water & Sewer System Rev. VRDO	3.620%	8/7/2006 (3)	24,245	24,245
Florida Board of Educ. Capital Outlay	5.250%	1/1/2008 (Prere.)	15,775	16,259
Florida Board of Educ. Capital Outlay	5.000%	6/1/2008	5,000	5,112
Florida Board of Educ. Capital Outlay	6.000%	6/1/2010 (Prere.)	4,530	4,921
Florida Board of Educ. Capital Outlay	5.250%	6/1/2013	3,845	4,144
Florida Board of Educ. Public Educ	5.250%	6/1/2013 (4)	17,825	19,214
Florida Board of Educ. Public Educ	5.375%	6/1/2013	6,820	7,395
Florida Board of Educ. Public Educ	5.000%	6/1/2014	5,040	5,384
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/2010 (3)	5,800	6,006
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/2011 (3)	10,840	11,218
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/2012 (3)	11,410	11,800
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/2013 (3)	7,150	7,712
Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/2013 (2)	10,875	11,731
Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/2013 (3)	7,860	8,581
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/2014 (1)	6,000	6,412
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/2014 (3)	3,700	3,984
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/2015 (1)	10,240	10,900
Florida Board of Educ. Rev. (Lottery Rev.)	5.375%	7/1/2015 (3)	5,000	5,307
Florida Board of Educ. Rev. (Lottery Rev.)	5.375%	7/1/2017 (3)	6,000	6,458
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/2020 (2)	12,845	13,564
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/2021 (2)	13,390	14,096
Florida Dept. of Environmental Protection & Preservation Rev	5.000%	7/1/2009 (4)	18,580	19,200
Florida Dept. of Environmental Protection & Preservation Rev	5.000%	7/1/2009 (1)	14,330	14,808
Florida Dept. of Environmental Protection & Preservation Rev	5.750%	7/1/2010 (3)	3,615	3,868
Florida Dept. of Environmental Protection & Preservation Rev	5.375%	7/1/2013 (1)	7,645	8,296
Florida Dept. of Environmental Protection &Preservation Rev	5.500%	7/1/2013 (4)	11,920	13,036
Florida Dept. of Transp	5.250%	7/1/2015	4,000	4,185
Florida Division Board Financial Dept. of General Services Systems Rev. (Dept. of Environmental Protection)	6.000%	7/1/2012 (2)	11,500	12,745
Florida Muni. Power Agency Rev. (Stanton Project)	5.500%	10/1/2013 (4)	3,905	4,235
Florida Turnpike Auth. Rev	5.250%	7/1/2011 (3)	2,185	2,261
Florida Turnpike Auth. Rev	5.250%	7/1/2011 (4)	5,000	5,320
Florida Turnpike Auth. Rev	5.000%	7/1/2016 (4)	10,000	10,603
Florida Turnpike Auth. Rev	5.000%	7/1/2019 (2)	4,425	4,687
Florida Turnpike Auth. Rev	5.000%	7/1/2020 (2)	4,645	4,905
Florida Turnpike Auth. Rev	5.000%	7/1/2025 (2)	5,885	6,137
Greater Orlando Aviation Auth. Orlando FL Airport Fac. Rev	5.250%	10/1/2011 (3)	10,415	10,828
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/2020	1,000	1,025
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/2020	1,000	1,025
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/2021	1,000	1,023
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/2021	1,100	1,125
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/2022	1,000	1,020
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/2022	1,000	1,020
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/2023	500	508
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/2023	1,500	1,525
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/2027	10,000	10,125
Hillsborough County FL School Board COP	5.500%	7/1/2014 (1)	4,370	4,795
Hillsborough County FL Util. Rev	5.500%	8/1/2013 (2)	10,000	10,957
Jacksonville FL Electric Auth. Rev. (St. John's River Power Park)	5.000%	10/1/2019 (1)	5,000	5,251
Jacksonville FL Electric Auth. Rev. (St. John's River Power Park)	5.000%	10/1/2020 (1)	5,000	5,236
Jacksonville FL Sales Taxes Rev	5.500%	10/1/2013 (3)	3,045	3,337
Lakeland FL Electric & Water Rev	6.050%	10/1/2012 (4)	10,000	11,156
Miami-Dade County FL School Board COP	5.250%	8/1/2009 (2)	11,320	11,738
Miami-Dade County FL School Board COP	5.250%	8/1/2010 (2)	12,140	12,575
Miami-Dade County FL School Board COP	5.000%	11/1/2021 (2)	3,280	3,435
Miami-Dade County FL School Board COP	5.000%	11/1/2022 (2)	3,155	3,296
Miami-Dade County FL School Board COP	5.000%	11/1/2023 (2)	2,500	2,606
Miami-Dade County FL School Board COP	5.000%	11/1/2025 (2)	5,025	5,212
Orange County FL School Board COP	5.000%	8/1/2023 (3)	9,000	9,359
Orange County FL School Board COP	5.000%	8/1/2024 (3)	4,000	4,150
Orange County FL Tourist Dev. Rev	5.000%	10/1/2027 (2)	12,630	13,080
Orange County FL Tourist Dev. Rev	5.000%	10/1/2028 (2)	13,125	13,573
Orlando & Orange County FL Expressway Auth	5.000%	7/1/2008 (2)	11,745	12,016
Orlando & Orange County FL Expressway Auth	5.250%	7/1/2014 (2)	4,000	4,299
Orlando FL Util. Comm. Water & Electric Rev	5.250%	10/1/2013	10,000	10,817
Orlando FL Util. Comm. Water & Electric Rev	5.250%	10/1/2014	5,000	5,435
Palm Beach County FL School Board COP	6.000%	8/1/2006 (2)	6,480	6,480
Tallahassee FL Health Fac. Rev. (Tallahassee Memorial Healthcare)	6.250%	12/1/2020	10,000	10,626
Tampa FL Health System Rev. (Catholic Healthcare East)	5.250%	11/15/2011 (1)	3,000	3,143
Tampa-Hillsborough County FL Expressway Auth. Rev	5.000%	7/1/2024 (2)	15,350	16,020

				581,704

Georgia (2.8%)
Atlanta GA Airport Fac. Rev	0.000%	1/1/2010 (1)	32,540	26,920
Atlanta GA Airport Fac. Rev	6.000%	1/1/2011 (3)	7,000	7,483
Atlanta GA Airport Fac. Rev	6.125%	1/1/2012 (3)	7,500	8,020
Atlanta GA Airport Fac. Rev	6.250%	1/1/2014 (3)	5,000	5,366
Atlanta GA Airport Fac. Rev	5.875%	1/1/2015 (3)	11,930	12,761
Atlanta GA Airport Fac. Rev	5.875%	1/1/2016 (3)	5,000	5,337
Atlanta GA Airport Passenger Charge Rev	5.000%	1/1/2033 (4)	9,000	9,212
Atlanta GA Water & Wastewater Rev	5.500%	11/1/2010 (3)	10,000	10,585
Atlanta GA Water & Wastewater Rev	5.500%	11/1/2011 (3)	10,000	10,687
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	4.450%	12/1/2008	37,375	37,580
DeKalb County GA Water & Sewer Rev	5.250%	10/1/2025	17,590	19,511
DeKalb County GA Water & Sewer Rev	5.250%	10/1/2026	21,310	23,684
Fulton County GA COP	5.750%	11/1/2011 (2)	6,000	6,492
Fulton County GA COP	6.000%	11/1/2012 (2)	5,985	6,531
Fulton County GA COP	6.000%	11/1/2013 (2)	6,325	6,902
Fulton County GA COP	6.000%	11/1/2014 (2)	4,675	5,102
Fulton County GA School Dist. GO	6.375%	5/1/2010	15,000	15,836
Georgia GO	7.250%	9/1/2006	7,860	7,882
Georgia GO	7.000%	11/1/2006	16,780	16,915
Georgia GO	6.250%	8/1/2007	5,500	5,638
Georgia GO	6.750%	8/1/2007	6,100	6,281
Georgia GO	7.400%	8/1/2007 (ETM)	325	337
Georgia GO	7.400%	8/1/2007	10,875	11,263
Georgia GO	7.000%	11/1/2007	17,960	18,669
Georgia GO	7.400%	8/1/2008 (ETM)	170	182
Georgia GO	7.400%	8/1/2008	5,730	6,127
Georgia GO	7.100%	9/1/2009	7,900	8,655
Georgia GO	7.450%	1/1/2010	4,000	4,462
Georgia GO	6.250%	8/1/2010	7,800	8,514
Georgia GO	6.750%	9/1/2010	8,000	8,887
Georgia GO	5.700%	7/1/2011	4,470	4,860
Georgia GO	5.750%	9/1/2011	2,500	2,730
Georgia GO	5.400%	4/1/2013	7,525	8,219
Georgia GO	5.000%	9/1/2019	7,580	8,063
Georgia Road & Tollway Auth. Rev. (Governor's Transp. Choices)	5.375%	3/1/2014	9,385	10,086
Georgia Road & Tollway Auth. Rev. (Governor's Transp. Choices)	5.375%	3/1/2015	8,775	9,413
Georgia Road & Tollway Auth. Rev. (Governor's Transp. Choices)	5.375%	3/1/2016	9,000	9,682
Monroe County GA Dev. Auth. PCR (Oglethorpe Power Corp.)	6.650%	1/1/2008 (1)	9,220	9,579

				384,453

Hawaii (2.0%)
Hawaii Airport System Rev	5.750%	7/1/2010 (3)	10,780	11,445
Hawaii Airport System Rev	6.375%	7/1/2012 (3)	9,140	9,968
Hawaii Airport System Rev	6.900%	7/1/2012 (ETM)	20,195	22,257
Hawaii Airport System Rev	5.750%	7/1/2013 (3)	23,000	24,547
Hawaii Airport System Rev	5.750%	7/1/2014 (3)	12,510	13,363
Hawaii Airport System Rev	5.750%	7/1/2015 (3)	19,450	20,723
Hawaii GO	5.625%	9/1/2009 (4)(Prere.)	3,510	3,728
Hawaii GO	6.000%	12/1/2009 (3)	3,550	3,793
Hawaii GO	5.750%	10/1/2010 (1)(Prere.)	115	124
Hawaii GO	5.875%	10/1/2010 (1)(Prere.)	2,000	2,158
Hawaii GO	6.000%	11/1/2010 (4)	10,000	10,848
Hawaii GO	5.750%	10/1/2011 (1)	2,095	2,246
Hawaii GO	5.375%	8/1/2012 (3)	14,200	15,195
Hawaii GO	5.375%	8/1/2012 (3)	14,490	15,478
Hawaii GO	5.625%	9/1/2012 (4)	1,490	1,578
Hawaii GO	5.750%	10/1/2012 (1)	2,130	2,283
Hawaii GO	5.375%	8/1/2013 (3)	16,595	17,672
Hawaii GO	5.375%	8/1/2013 (3)	14,700	15,654
Hawaii GO	5.375%	8/1/2014 (3)	17,985	19,153
Hawaii GO	5.375%	8/1/2014 (3)	11,650	12,406
Hawaii GO	5.750%	2/1/2015 (4)	5,000	5,613
Hawaii GO	5.000%	10/1/2022 (1)	7,000	7,290
Hawaii GO	5.000%	10/1/2023 (1)	5,000	5,197
Honolulu HI City & County GO	6.000%	1/1/2008	5	5
Honolulu HI City & County GO	8.000%	10/1/2009 (ETM)	3,620	4,066
Honolulu HI City & County GO	5.000%	7/1/2023 (1)	10,000	10,416

				257,206

Illinois (3.3%)
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/2012 (3)	26,000	20,858
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/2013 (3)	32,670	25,038
Chicago IL Housing Auth. Capital Project Rev	5.375%	7/1/2012 (Prere.)	5,540	5,974
Chicago IL Housing Auth. Capital Project Rev	5.375%	7/1/2012 (Prere.)	13,425	14,477
Chicago IL Housing Auth. Capital Project Rev	5.375%	7/1/2012 (Prere.)	7,150	7,710
Chicago IL Housing Auth. Capital Project Rev	5.375%	7/1/2012 (Prere.)	15,715	16,946
Chicago IL Metro. Water Reclamation Dist. GO	5.900%	12/1/2006	4,450	4,482
Chicago IL Metro. Water Reclamation Dist. GO	6.050%	12/1/2009	3,000	3,205
Chicago IL O'Hare International Airport Rev	5.500%	1/1/2009 (2)	15,890	16,422
Chicago IL O'Hare International Airport Rev	5.500%	1/1/2014 (2)	13,540	14,199
Chicago IL Water Rev	5.500%	11/1/2011 (2)(Prere.)	3,595	3,881
Chicago IL Water Rev	5.500%	11/1/2011 (2)(Prere.)	3,200	3,454
Chicago IL Water Rev	5.500%	11/1/2011 (2)(Prere.)	4,035	4,356
Chicago IL Water Rev	5.500%	11/1/2011 (2)(Prere.)	2,000	2,159
Chicago IL Water Rev	0.000%	11/1/2014 (2)	7,460	5,249
Chicago IL Water Rev	0.000%	11/1/2015 (2)	7,555	5,062
Illinois Dev. Finance Auth. PCR (Commonwealth Edison)	4.400%	12/1/2006 (2)	25,000	25,051
Illinois Dev. Finance Auth. Rev. (Chicago Horticultural Society) VRDO	3.660%	8/7/2006 LOC	20,000	20,000
Illinois Dev. Finance Auth. Solid Waste Disp. Rev. (Waste Management)	5.850%	2/1/2007	10,000	10,085
Illinois Dev. Finance Auth. Solid Waste Disp. Rev. (Waste Management)	5.050%	1/1/2010	9,750	9,946
Illinois GO	5.000%	10/1/2010	9,000	9,403
Illinois GO	5.375%	7/1/2012 (1)(Prere.)	5,500	5,943
Illinois GO	5.250%	10/1/2012	14,000	15,003
Illinois GO	5.500%	8/1/2013 (1)	14,005	15,319
Illinois GO	5.375%	7/1/2014 (1)	5,000	5,370
Illinois GO	5.250%	10/1/2014	40,000	42,984
Illinois GO	5.500%	8/1/2017 (1)	7,500	8,066
Illinois GO	5.500%	8/1/2018 (1)	6,000	6,453
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)	5.250%	6/1/2010 (1)	5,000	5,164
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)	5.250%	6/1/2011 (1)	4,000	4,125
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)	5.250%	6/1/2012 (1)	4,280	4,410
Illinois Regional Transp. Auth. Rev	9.000%	6/1/2008 (2)	5,895	6,426
Illinois Regional Transp. Auth. Rev	9.000%	6/1/2008 (2)	945	1,030
Illinois Regional Transp. Auth. Rev	9.000%	6/1/2009 (2)	3,225	3,661
Illinois Regional Transp. Auth. Rev	9.000%	6/1/2009 (2)	1,030	1,169
Illinois Sales Tax Rev	6.125%	6/15/2010 (Prere.)	4,250	4,602
Illinois Sales Tax Rev	6.125%	6/15/2014	6,850	7,399
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	6.750%	6/1/2010 (2)	25,000	27,064
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	12/15/2016 (1)	8,330	5,267
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	6/15/2019 (3)	39,340	21,715
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	12/15/2023 (1)	32,515	14,263
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	12/15/2024 (1)	15,895	6,626
Univ. of Illinois Univ. Rev. Auxiliary Fac	0.000%	4/1/2016 (1)	15,270	10,012

				450,028

Indiana (0.0%)
Indiana Muni. Power Agency Rev	5.875%	1/1/2010 (1)	4,500	4,788

Kansas (0.2%)
Kansas Dept. of Transp. Highway Rev. VRDO	3.620%	8/7/2006	26,700	26,700

Kentucky (0.8%)
Kentucky Property & Building Comm. Rev	5.750%	10/1/2010 (Prere.)	6,135	6,587
Kentucky Property & Building Comm. Rev	5.750%	10/1/2010 (Prere.)	3,500	3,758
Kentucky Property & Building Comm. Rev	5.250%	8/1/2011 (4)(Prere.)	9,725	10,338
Kentucky Property & Building Comm. Rev	5.250%	8/1/2011 (4)(Prere.)	11,815	12,559
Kentucky Property & Building Comm. Rev	5.375%	10/1/2011 (1)(Prere.)	5,000	5,352
Kentucky Property & Building Comm. Rev	5.500%	8/1/2012 (4)	10,000	10,880
Kentucky Property & Building Comm. Rev	5.250%	8/1/2013 (4)	27,540	29,173
Kentucky Property & Building Comm. Rev	5.250%	8/1/2015 (4)	15,480	16,398
Louisville & Jefferson County KY Metro. Sewer Dist. VRDO	3.620%	8/7/2006 (4)	905	905
Louisville & Jefferson County KY Regional Airport Auth. Airport System Rev	5.750%	7/1/2012 (4)	4,495	4,842
Louisville & Jefferson County KY Regional Airport Auth. Airport System Rev	5.750%	7/1/2013 (4)	4,755	5,114

				105,906

Louisiana (1.5%)
Louisiana Gasoline and Fuel Tax Rev	5.250%	5/1/2020 (3)	6,200	6,607
Louisiana Gasoline and Fuel Tax Rev	5.000%	5/1/2030 (3)	46,465	47,788
Louisiana GO	7.750%	8/1/2006 (1)	10,970	10,970
Louisiana GO	5.250%	4/15/2008 (4)(Prere.)	11,395	11,785
Louisiana GO	5.750%	11/15/2010(3)(Prere.)	18,825	20,241
Louisiana GO	5.750%	11/15/2010(3)(Prere.)	17,865	19,209
Louisiana GO	5.750%	11/15/2010(3)(Prere.)	8,500	9,139
Louisiana GO	5.500%	5/15/2012 (3)	12,660	13,458
Louisiana GO	5.500%	5/15/2013 (3)	5,345	5,673
Louisiana Public Fac. Auth. Hosp. Rev. (Franciscan Missionaries)	5.375%	7/1/2008 (1)(Prere.)	4,990	5,184
Louisiana State Citizens Property Insurance Corp. Assessment Rev	5.000%	6/1/2021 (2)	20,000	20,883
Louisiana State Citizens Property Insurance Corp. Assessment Rev	5.000%	6/1/2022 (2)	14,160	14,751
Louisiana State Citizens Property Insurance Corp. Assessment Rev	5.000%	6/1/2023 (2)	10,000	10,393

				196,081

Maryland (0.3% )
Maryland GO	5.500%	7/15/2009	16,490	17,323
Maryland GO	5.500%	3/1/2016	8,035	8,997
Maryland Health & Higher Educ. Fac. Auth. Rev. (Lifebridge Health)	5.000%	7/1/2015	3,915	4,102
Maryland Health & Higher Educ. Fac. Auth. Rev. (Lifebridge Health)	5.000%	7/1/2016	2,980	3,110
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.625%	7/1/2010 (Prere.)	4,000	4,439
Washington Suburban Sanitation Dist. Maryland GO	5.000%	6/1/2013	7,800	8,350

				46,321

Massachusetts (8.5%)
Boston MA Water & Sewer Comm. Rev	5.750%	11/1/2013	5,785	6,235
Chelsea MA GO	5.500%	6/15/2009 (2)	3,000	3,144
Chelsea MA GO	5.500%	6/15/2011 (2)	5,000	5,194
Chelsea MA GO	5.500%	6/15/2012 (2)	5,000	5,190
Massachusetts Bay Transp. Auth. Rev	5.500%	7/1/2021	6,840	7,729
Massachusetts Bay Transp. Auth. Rev	5.000%	7/1/2022	13,000	13,978
Massachusetts Bay Transp. Auth. Rev	5.000%	7/1/2023	10,000	10,760
Massachusetts Bay Transp. Auth. Rev	5.000%	7/1/2024	10,000	10,764
Massachusetts Bay Transp. Auth. Rev	5.500%	7/1/2024	10,525	11,978
Massachusetts Bay Transp. Auth. Rev	5.500%	7/1/2024 (1)	5,000	5,690
Massachusetts Bay Transp. Auth. Rev	5.250%	7/1/2028	10,000	11,127
Massachusetts Bay Transp. Auth. Rev	5.250%	7/1/2029	5,000	5,563
Massachusetts Bay Transp. Auth. Rev	5.250%	7/1/2030	8,500	9,468
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/2013 (1)	16,670	18,061
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/2014 (1)	7,340	7,949
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/2015 (1)	8,310	8,999
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/2016 (1)	3,500	3,794
Massachusetts GAN	5.125%	6/15/2010	10,755	11,160
Massachusetts GAN	5.250%	6/15/2010	23,675	24,632
Massachusetts GAN	5.125%	12/15/2010	5,000	5,188
Massachusetts GAN	5.250%	12/15/2010	26,275	27,293
Massachusetts GAN	5.125%	6/15/2011	8,555	8,870
Massachusetts GAN	5.250%	6/15/2011	15,000	15,581
Massachusetts GAN	5.250%	12/15/2011	14,820	15,394
Massachusetts GAN	5.750%	12/15/2011	20,000	21,507
Massachusetts GAN	5.750%	6/15/2012	11,280	12,106
Massachusetts GAN	5.125%	12/15/2012	5,000	5,178
Massachusetts GAN	5.125%	6/15/2013	5,000	5,177
Massachusetts GAN	5.750%	6/15/2013	10,000	10,732
Massachusetts GO	5.125%	11/1/2006 (Prere.)	10,500	10,642
Massachusetts GO	6.000%	2/1/2010 (Prere.)	5,450	5,887
Massachusetts GO	5.750%	6/1/2010 (Prere.)	10,000	10,689
Massachusetts GO	5.500%	11/1/2016	25,000	27,672
Massachusetts GO	5.500%	11/1/2016 (1)	75,000	83,478
Massachusetts GO	5.500%	11/1/2016 (2)	50,000	55,652
Massachusetts GO	5.500%	11/1/2017 (1)	20,000	22,393
Massachusetts GO	5.500%	11/1/2017 (4)	7,000	7,837
Massachusetts GO	5.500%	10/1/2018	10,000	11,157
Massachusetts GO	5.250%	8/1/2021	10,000	10,972
Massachusetts GO	5.250%	8/1/2021 (2)	19,985	22,044
Massachusetts GO	5.250%	8/1/2022	20,000	21,986
Massachusetts GO	5.250%	8/1/2023	20,000	21,995
Massachusetts GO	5.500%	8/1/2030 (2)	25,020	28,589
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/2009 (1)	4,215	4,353
Massachusetts Health& Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/2010 (1)	4,440	4,590
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/2011 (1)	4,670	4,816
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/2012 (1)	1,850	1,907
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	6.500%	7/1/2012	10,000	11,023
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.625%	7/1/2020	1,810	1,849
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.750%	7/1/2028	2,640	2,699
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System) VRDO	3.610%	8/7/2006	3,985	3,985
Massachusetts Muni. Wholesale Electric Co. Power System Rev	5.250%	7/1/2012 (1)	22,865	24,431
Massachusetts Muni. Wholesale Electric Co. Power System Rev	5.250%	7/1/2013 (1)	20,000	21,438
Massachusetts School Building Auth. Dedicated Sales Tax Rev	5.000%	8/15/2021 (4)	41,095	43,073
Massachusetts School Building Auth. Dedicated Sales Tax Rev	5.000%	8/15/2023 (4)	6,800	7,096
Massachusetts Special Obligation Dedicated Tax Rev	5.250%	1/1/2014 (3)(Prere.)	8,685	9,399
Massachusetts Special Obligation Dedicated Tax Rev	5.250%	1/1/2019 (3)	5,000	5,483
Massachusetts Special Obligation Dedicated Tax Rev	5.500%	1/1/2026 (3)	32,360	37,020
Massachusetts Special Obligation Dedicated Tax Rev	5.500%	1/1/2028 (3)	11,075	12,686
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/2008 (Prere.)	2,565	2,657
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/2008 (Prere.)	2,360	2,444
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/2009	435	451
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2009 (Prere.)	1,165	1,249
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2009 (Prere.)	970	1,039
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2009 (Prere.)	1,510	1,618
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2009 (Prere.)	1,165	1,248
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2010	3,835	4,105
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2011 (ETM)	6,475	6,898
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2011	830	860
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2011	3,180	3,400
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2012	295	305
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2012	4,945	5,286
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2013	3,835	4,100
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/2014	140	145
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2020	27,360	30,194
Massachusetts Water Pollution Abatement Trust	5.250%	2/1/2021	6,955	7,670
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2021	11,805	13,049
Massachusetts Water Resources Auth. Rev	6.500%	7/15/2010	30,220	33,142
Massachusetts Water Resources Auth. Rev	6.500%	7/15/2019	37,515	43,911
Massachusetts Water Resources Auth. Rev	5.000%	8/1/2021 (2)	11,135	11,806
Massachusetts Water Resources Auth. Rev	5.000%	8/1/2022 (2)	27,710	29,300
Massachusetts Water Resources Auth. Rev	5.000%	8/1/2023 (2)	29,865	31,493
Massachusetts Water Resources Auth. Rev	5.000%	8/1/2024 (2)	19,920	20,968
Massachusetts Water Resources Auth. Rev	5.000%	8/1/2025 (2)	6,380	6,704
Massachusetts Water Resources Auth. Rev	5.000%	8/1/2026 (2)	6,710	7,038
Massachusetts Water Resources Auth. Rev	5.000%	8/1/2031 (2)	13,025	13,502
Univ. of Massachusetts Building Auth. Rev	5.000%	11/1/2019 (2)	25,625	27,041

				1,156,905

Michigan (2.3%)
Detroit MI Sewer System Rev	0.000%	7/1/2016 (3)	7,500	4,852
Detroit MI Sewer System Rev	5.125%	7/1/2033 (1)	31,165	32,333
Greater Detroit MI Resource Recovery Auth	6.250%	12/13/2006 (2)	13,500	13,623
Greater Detroit MI Resource Recovery Auth	6.250%	12/13/2006 (2)	10,175	10,268
Greater Detroit MI Resource Recovery Auth	6.250%	12/13/2007 (2)	6,070	6,269
Greater Detroit MI Resource Recovery Auth	6.250%	12/13/2007 (2)	5,000	5,164
Michigan Building Auth. Rev	5.375%	10/15/2007 (Prere.)	5,880	6,052
Michigan Building Auth. Rev	6.000%	10/15/2007 (ETM)	9,000	9,243
Michigan Building Auth. Rev	5.500%	10/15/2011 (Prere.)	8,440	9,102
Michigan Building Auth. Rev	5.500%	10/15/2011 (Prere.)	6,010	6,482
Michigan Building Auth. Rev	5.500%	10/15/2012	6,695	7,183
Michigan Building Auth. Rev	5.250%	10/15/2013	2,500	2,597
Michigan Building Auth. Rev	5.250%	10/15/2013 (4)	12,000	12,968
Michigan Building Auth. Rev	5.500%	10/15/2013	6,000	6,435
Michigan Building Auth. Rev	5.250%	10/15/2014 (4)	15,000	16,151
Michigan Building Auth. Rev	5.500%	10/15/2014	10,000	10,724
Michigan Building Auth. Rev	5.250%	10/15/2015 (4)	22,445	24,167
Michigan Building Auth. Rev	5.500%	10/15/2015	5,000	5,362
Michigan Building Auth. Rev	5.250%	10/15/2016 (4)	9,000	9,691
Michigan GO	5.500%	11/1/2009 (Prere.)	5,120	5,387
Michigan GO	5.500%	11/1/2009 (Prere.)	5,395	5,676
Michigan GO	5.500%	12/1/2013	6,125	6,733
Michigan Hosp. Finance Auth. Rev. (Genesys Regional Medical Center)	5.500%	10/1/2006 (ETM)	3,340	3,350
Michigan Hosp. Finance Auth. Rev. (Genesys Regional Medical Center)	5.500%	10/1/2007 (ETM)	3,910	3,990
Michigan Hosp. Finance Auth. Rev. (Genesys Regional Medical Center)	5.300%	10/1/2011 (ETM)	10,840	11,269
Michigan Hosp. Finance Auth. Rev. (Genesys Regional Medical Center)	5.375%	10/1/2013 (ETM)	4,000	4,160
Michigan Hosp. Finance Auth. Rev. (Sparrow Obligated Group)	5.000%	11/15/2026 (1)	13,115	13,509
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.750%	10/1/2010 (Prere.)	10,390	11,252
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.875%	10/1/2010 (Prere.)	7,680	8,354
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.875%	10/1/2010 (Prere.)	10,740	11,683
Wayne Charter County MI Airport Rev	5.250%	12/1/2010 (1)	12,000	12,430
Wayne Charter County MI Airport Rev	5.250%	12/1/2012 (1)	15,270	15,750

				312,209

Minnesota (1.1%)
Minnesota GO	5.000%	8/1/2008	12,965	13,295
Minnesota GO	5.000%	10/1/2012	28,800	30,683
Minnesota GO	5.000%	11/1/2012	21,920	23,366
Minnesota GO	5.000%	10/1/2013	35,445	37,952
Minnesota GO	5.000%	11/1/2013	28,270	30,284
Northern Minnesota Muni. Power Agency Electric System Rev	5.250%	1/1/2012 (4)	6,000	6,301
Western Minnesota Muni. Power Agency	5.375%	1/1/2008 (2)	5,645	5,764

				147,645

Mississippi (0.7%)
Mississippi GO	6.500%	9/1/2006	5,125	5,136
Mississippi GO	6.000%	12/1/2006	6,380	6,428
Mississippi GO	6.000%	11/1/2009 (Prere.)	9,225	9,845
Mississippi GO	6.000%	11/1/2009 (Prere.)	9,725	10,379
Mississippi GO	5.750%	11/1/2010 (Prere.)	7,860	8,456
Mississippi GO	5.750%	11/1/2010 (Prere.)	5,205	5,600
Mississippi GO	5.750%	11/1/2010 (Prere.)	5,540	5,960
Mississippi GO	5.750%	11/1/2010 (Prere.)	4,665	5,019
Mississippi GO	5.750%	11/1/2010 (Prere.)	4,825	5,191
Mississippi GO	5.750%	12/1/2011	6,000	6,515
Mississippi GO	5.500%	9/1/2012 (4)	5,000	5,422
Mississippi GO	5.500%	12/1/2016	8,435	9,340
Mississippi GO	5.500%	12/1/2017	4,000	4,443
Mississippi GO	5.250%	11/1/2022	8,245	9,103

				96,837

Missouri (1.6%)
Missouri Board Public Building Special Obligation Rev	5.250%	10/15/2009	10,640	11,121
Missouri Environmental Improvement & Energy Resource Auth. Water PCR	5.500%	7/1/2012	4,190	4,546
Missouri Environmental Improvement & Energy Resource Auth. Water PCR	5.500%	7/1/2013	5,250	5,745
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Episcopal - Presbyterian Hosp.)	5.500%	12/1/2012 (4)	3,365	3,610
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Episcopal - Presbyterian Hosp.)	5.500%	12/1/2013 (4)	3,580	3,832
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Episcopal - Presbyterian Hosp.)	5.500%	12/1/2014 (4)	3,780	4,036
Missouri Highways & Transp. Comm. Road Rev	5.625%	2/1/2013	3,000	3,222
Missouri Highways & Transp. Comm. Road Rev	5.625%	2/1/2014	3,430	3,683
Missouri Highways & Transp. Comm. Road Rev	5.625%	2/1/2016	2,000	2,144
Missouri Highways & Transp. Comm. Road Rev	5.250%	2/1/2017	11,410	12,062
1 Missouri Highways & Transp. Comm. Road Rev	5.000%	5/1/2022	18,735	19,708
1 Missouri Highways & Transp. Comm. Road Rev	5.000%	5/1/2023	22,355	23,462
1 Missouri Highways & Transp. Comm. Road Rev	5.000%	5/1/2024	88,030	92,175
St. Louis MO Airport Rev. Airport Dev. Program	5.625%	7/1/2013 (1)	11,560	12,412
St. Louis MO Airport Rev. Airport Dev. Program	5.625%	7/1/2014 (1)	10,260	10,983

				212,741

Montana (0.1%)
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.250%	12/1/2009 (1)	3,330	3,435
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.250%	12/1/2010 (1)	2,445	2,525
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.250%	12/1/2011 (1)	4,980	5,131
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.250%	12/1/2012 (1)	2,725	2,806
				13,897
Nebraska (0.5%)
Nebraska Public Power Dist. Rev	5.250%	1/1/2008 (1)(Prere.)	6,130	6,318
Nebraska Public Power Dist. Rev	5.250%	1/1/2008 (1)(Prere.)	3,980	4,102
Nebraska Public Power Dist. Rev	5.250%	1/1/2008 (1)(Prere.)	41,000	42,257
Nebraska Public Power Dist. Rev	5.250%	1/1/2008 (1)(Prere.)	1,825	1,881
Nebraska Public Power Dist. Rev	5.250%	1/1/2010 (1)	5,360	5,516
Nebraska Public Power Dist. Rev	5.250%	1/1/2011 (1)	2,045	2,104
Nebraska Public Power Dist. Rev	5.250%	1/1/2012 (1)	1,020	1,049
Nebraska Public Power Dist. Rev	5.250%	1/1/2013 (1)	10,565	10,859

				74,086

Nevada (1.7%)
Clark County NV Airport Improvement Rev	5.375%	7/1/2010 (1)	8,470	8,767
Clark County NV Airport Improvement Rev	5.250%	7/1/2012 (1)	4,225	4,358
Clark County NV GO	5.500%	12/1/2006 (3)(Prere.)	6,365	6,467
Clark County NV GO	5.600%	12/1/2006 (3)(Prere.)	7,175	7,292
Clark County NV GO	5.625%	12/1/2006 (3)(Prere.)	7,450	7,572
Clark County NV GO	8.000%	6/1/2008 (2)	5,285	5,669
Clark County NV GO	8.000%	6/1/2008 (2)	4,590	4,924
Clark County NV GO	7.500%	6/1/2009 (2)	1,115	1,222
Clark County NV GO	7.500%	6/1/2009 (2)	5,710	6,258
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.375%	7/1/2010 (1)	6,435	6,674
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.375%	7/1/2011 (1)	9,445	9,789
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.375%	7/1/2012 (1)	8,295	8,591
Clark County NV School Dist. GO	5.500%	6/15/2007 (3)(Prere.)	16,325	16,739
Clark County NV School Dist. GO	5.625%	6/15/2007 (3)(Prere.)	10,000	10,264
Clark County NV School Dist. GO	5.375%	6/15/2012 (1)(Prere.)	28,385	30,655
Clark County NV School Dist. GO	5.375%	6/15/2012 (1)(Prere.)	29,765	32,145
Henderson NV Health Care Fac. Rev	5.625%	7/1/2024	5,000	5,279
Las Vegas NV Convention & Visitors Auth	6.000%	7/1/2009 (2)(Prere.)	5,000	5,348
Las Vegas NV Convention & Visitors Auth	6.000%	7/1/2009 (2)(Prere.)	4,500	4,814
Las Vegas NV Convention & Visitors Auth	6.000%	7/1/2011 (2)	10,000	10,677
Las Vegas Valley Water Dist. Nevada GO	5.000%	6/1/2020 (3)	5,660	5,923
Nevada GO	6.000%	5/15/2010	6,680	7,174
Nevada GO	5.250%	5/15/2011	6,000	6,144
Truckee Meadows NV Water Auth. Rev	5.500%	7/1/2012 (4)	5,335	5,716
Truckee Meadows NV Water Auth. Rev	5.500%	7/1/2013 (4)	4,790	5,128

				223,589

New Hampshire (0.4%)
New Hampshire Business Finance Auth. PCR (Public Service Co. of New Hampshire)	6.000%	5/1/2021	25,800	26,769
New Hampshire Business Finance Auth. PCR (Public Service Co. of New Hampshire)	6.000%	5/1/2021 (2)	21,600	22,725
New Hampshire IDA	5.900%	8/1/2018	7,000	7,297

				56,791

New Jersey (8.0%)
Essex County NJ Improvement Auth. Rev	5.500%	10/1/2024 (1)	6,000	6,787
Essex County NJ Improvement Auth. Rev	5.500%	10/1/2026 (1)	3,500	3,981
Essex County NJ Improvement Auth. Rev	5.500%	10/1/2030 (1)	10,000	11,383
Garden State Preservation Trust New Jersey	5.750%	11/1/2028 (4)	140,220	164,907
Gloucester County NJ Improvement Auth. Solid Waste Resource Rev. PUT	6.850%	12/1/2009	4,000	4,315
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev	5.000%	7/1/2008 (1)	17,000	17,392
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/2018	25,000	25,919
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/2019	14,000	14,619
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/2024	12,000	12,463
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/2023 (1)	81,630	92,437
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/2024 (2)	60,000	68,089
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/2025 (4)	18,130	20,661
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.500%	5/1/2008 (4)	10,520	10,828
New Jersey GO	5.500%	8/1/2011	3,500	3,762
New Jersey GO	5.250%	7/1/2014 (4)	25,000	27,137
New Jersey GO	5.250%	7/1/2015 (4)	50,000	54,530
New Jersey GO	5.250%	7/15/2015 (2)	9,000	9,817
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/2010 (1)	8,050	8,383
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/2011 (1)	8,230	8,561
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/2012 (1)	2,000	2,071
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/2014 (1)	2,850	2,952
New Jersey Transp. Corp. COP	5.500%	9/15/2010 (2)	12,500	13,252
New Jersey Transp. Corp. COP	5.750%	9/15/2010 (2)	15,000	15,801
New Jersey Transp. Corp. COP	5.750%	9/15/2010 (2)(Prere.)	25,000	26,853
New Jersey Transp. Corp. COP	5.750%	9/15/2010 (2)(Prere.)	28,470	30,580
New Jersey Transp. Corp. COP	5.250%	9/15/2015 (2)	10,000	10,822
New Jersey Transp. Corp. COP	5.500%	9/15/2015 (2)	5,000	5,505
New Jersey Transp. Trust Fund Auth. Rev	6.500%	6/15/2011 (1)(ETM)	7,510	8,404
New Jersey Transp. Trust Fund Auth. Rev	6.500%	6/15/2011 (1)	12,490	13,901
New Jersey Transp. Trust Fund Auth. Rev	6.000%	12/15/2011(1)(Prere.)	19,720	21,801
New Jersey Transp. Trust Fund Auth. Rev	6.000%	12/15/2011(1)(Prere.)	10,280	11,365
New Jersey Transp. Trust Fund Auth. Rev	6.000%	12/15/2011(1)(Prere.)	30,000	33,166
New Jersey Transp. Trust Fund Auth. Rev	6.000%	12/15/2011(1)(Prere.)	20,000	22,111
New Jersey Transp. Trust Fund Auth. Rev	7.000%	6/15/2012 (1)(ETM)	7,510	8,729
New Jersey Transp. Trust Fund Auth. Rev	7.000%	6/15/2012 (1)	12,490	14,441
New Jersey Transp. Trust Fund Auth. Rev	5.250%	6/15/2014 (3)(Prere.)	16,400	17,841
New Jersey Transp. Trust Fund Auth. Rev	5.500%	12/15/2020 (3)	83,500	93,963
New Jersey Transp. Trust Fund Auth. Rev	5.750%	6/15/2024 (3)	25,000	29,044
New Jersey Turnpike Auth. Rev	6.500%	1/1/2009 (2)(ETM)	23,200	24,654
New Jersey Turnpike Auth. Rev	5.625%	1/1/2010 (1)(Prere.)	12,775	13,519
New Jersey Turnpike Auth. Rev	5.625%	1/1/2010 (1)(Prere.)	3,440	3,640
New Jersey Turnpike Auth. Rev	5.750%	1/1/2010 (1)(ETM)	7,475	7,940
New Jersey Turnpike Auth. Rev	5.750%	1/1/2010 (1)	27,745	29,462
New Jersey Turnpike Auth. Rev	5.500%	1/1/2025 (2)	5,000	5,703
New Jersey Turnpike Auth. Rev	5.250%	1/1/2026 (4)	10,000	11,116
New Jersey Turnpike Auth. Rev	5.250%	1/1/2027 (4)	12,035	13,386
New Jersey Turnpike Auth. Rev	5.250%	1/1/2028 (4)	12,000	13,334
New Jersey Turnpike Auth. Rev	5.250%	1/1/2029 (4)	5,000	5,556
Rutgers State Univ. New Jersey	6.400%	5/1/2013	4,675	5,135

				1,082,018

New Mexico (0.9%)
Farmington NM PCR (Southern CA Edison Four Corners Project) PUT	3.550%	4/1/2010 (3)	30,000	29,538
New Mexico Finance Auth. Transp. Rev	5.250%	6/15/2020 (1)	30,525	32,632
New Mexico Finance Auth. Transp. Rev	5.250%	6/15/2021 (1)	28,000	29,933
New Mexico Highway Comm. Tax Rev	5.750%	6/15/2010 (Prere.)	16,310	17,432
New Mexico Highway Comm. Tax Rev	6.000%	6/15/2010 (Prere.)	12,780	13,773

				123,308

New York (8.1%)
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2023 (4)	7,000	7,779
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2024 (4)	3,750	4,168
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2025 (4)	3,000	3,334
Long Island NY Power Auth. Electric System Rev	5.500%	12/1/2009 (2)	6,000	6,324
Long Island NY Power Auth. Electric System Rev	5.125%	4/1/2012 (1)	25,195	25,940
Long Island NY Power Auth. Electric System Rev	5.250%	6/1/2012	40,505	43,075
Metro. New York Transp. Auth. Rev. (Commuter Fac.)	5.000%	1/1/2012 (1)(Prere.)	8,100	8,588
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	5.500%	10/1/2010 (1)(Prere.)	4,500	4,806
Metro. New York Transp. Auth. Rev. (Service Contract)	0.000%	7/1/2011 (ETM)	21,200	17,499
Metro. New York Transp. Auth. Rev. (Transit Rev.)	7.000%	7/1/2009 (2)(ETM)	7,745	8,209
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/2015 (2)	45,130	49,101
Metro. New York Transp. Auth. Rev. (Transp. Fac.)	5.250%	7/1/2009 (4)(ETM)	20,000	20,843
Muni. Assistance Corp. for New York City NY	5.000%	7/1/2008	10,000	10,247
Muni. Assistance Corp. for New York City NY	6.000%	7/1/2008	10,000	10,407
New York City NY GO	5.700%	8/1/2006 (Prere.)	4,605	4,674
New York City NY GO	5.900%	8/1/2006 (Prere.)	4,750	4,821
New York City NY GO	5.900%	8/1/2006 (Prere.)	2,880	2,923
New York City NY GO	5.875%	8/15/2006 (3)(Prere.)	7,000	7,111
New York City NY GO	5.700%	8/1/2007	5,195	5,280
New York City NY GO	5.900%	8/1/2009	3,245	3,299
New York City NY GO	5.250%	8/1/2010	27,000	28,325
New York City NY GO	5.250%	8/1/2011	30,000	31,750
New York City NY GO	5.250%	8/1/2013	18,015	19,318
New York City NY GO	5.750%	8/1/2013 (2)	8,500	9,338
New York City NY GO	5.750%	8/1/2015 (2)	38,000	41,597
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.375%	6/15/2019	7,500	7,998
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.000%	6/15/2028 (1)	10,000	10,355
New York City NY Muni. Water Finance Auth. Water &Sewer System Rev	5.000%	6/15/2031	5,000	5,144
New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/2024 (1)	12,500	13,046
New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/2025 (1)	12,000	12,499
New York City NY Transitional Finance Auth. Rev	5.000%	5/15/2008 (Prere.)	3,550	3,667
New York City NY Transitional Finance Auth. Rev	5.000%	5/15/2008 (Prere.)	6,375	6,585
New York City NY Transitional Finance Auth. Rev	5.500%	5/15/2008 (Prere.)	2,000	2,083
New York City NY Transitional Finance Auth. Rev	5.125%	5/1/2009 (Prere.)	7,570	7,921
New York City NY Transitional Finance Auth. Rev	5.125%	5/1/2009 (Prere.)	7,245	7,581
New York City NY Transitional Finance Auth. Rev	5.125%	5/1/2009 (Prere.)	4,000	4,185
New York City NY Transitional Finance Auth. Rev	5.125%	5/15/2009 (3)(Prere.)	5,195	5,435
New York City NY Transitional Finance Auth. Rev	5.250%	5/15/2009 (Prere.)	12,585	13,215
New York City NY Transitional Finance Auth. Rev	5.250%	5/15/2009 (Prere.)	5,000	5,250
New York City NY Transitional Finance Auth. Rev	5.750%	8/15/2009 (3)(Prere.)	14,740	15,728
New York City NY Transitional Finance Auth. Rev	5.500%	2/15/2010 (Prere.)	3,500	3,735
New York City NY Transitional Finance Auth. Rev	5.750%	2/15/2010 (Prere.)	4,365	4,695
New York City NY Transitional Finance Auth. Rev	5.750%	2/15/2010 (Prere.)	5,960	6,410
New York City NY Transitional Finance Auth. Rev	5.875%	5/1/2010 (Prere.)	6,000	6,501
New York City NY Transitional Finance Auth. Rev	5.375%	2/1/2013	14,000	14,961
New York City NY Transitional Finance Auth. Rev	5.375%	2/1/2014	5,000	5,328
New York City NY Transitional Finance Auth. Rev	5.250%	8/1/2018 (2)	5,000	5,311
New York City NY Transitional Finance Auth. Rev. Future Tax	5.250%	5/1/2009 (Prere.)	1,170	1,227
New York City NY Transitional Finance Auth. Rev. Future Tax	5.250%	5/1/2009 (Prere.)	70	73
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	5/15/2009 (Prere.)	315	329
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	5/15/2009 (Prere.)	9,685	10,101
New York City NY Transitional Finance Auth. Rev. Future Tax	5.500%	2/15/2010 (Prere.)	1,785	1,905
New York City NY Transitional Finance Auth. Rev. Future Tax	5.500%	2/15/2012	4,160	4,418
New York City NY Transitional Finance Auth. Rev. Future Tax	5.250%	5/1/2012	2,235	2,345
New York City NY Transitional Finance Auth. Rev. VRDO	3.600%	8/7/2006	35,645	35,645
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/2011 (1)(Prere.)	4,090	4,414
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/2013 (1)	11,500	12,438
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/2013 (1)	14,645	15,858
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.250%	7/1/2011	4,160	4,449
New York State Dormitory Auth. Rev. (Jewish Medical Center)	5.250%	7/1/2010 (1)	4,000	4,139
New York State Dormitory Auth. Rev. (Mental Health Services)	5.250%	8/15/2008 (1)(Prere.)	5	5
New York State Dormitory Auth. Rev. (Mental Health Services)	5.250%	2/15/2011 (1)	7,365	7,608
New York State Dormitory Auth. Rev. (Mental Health Services)	5.000%	2/15/2023 (3)	6,415	6,691
New York State Dormitory Auth. Rev. (Mental Health Services)	5.000%	2/15/2024 (3)	6,740	7,020
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/2023	5,000	5,209
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.500%	3/15/2025 (2)	8,740	9,989
New York State Dormitory Auth. Rev. (Second Hosp.)	5.000%	2/15/2010 (4)	4,500	4,640
New York State Dormitory Auth. Rev. (Second Hosp.)	5.100%	2/15/2011 (4)	6,285	6,487
New York State Dormitory Auth. Rev. (Second Hosp.)	5.100%	2/15/2011 (2)	6,000	6,193
New York State Dormitory Auth. Rev. (Second Hosp.)	5.100%	2/15/2011 (2)	4,040	4,170
New York State Dormitory Auth. Rev. (Univ. System)	5.250%	1/1/2008 (1)(Prere.)	14,500	15,090
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.250%	7/1/2010 (2)	3,920	4,112
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.250%	7/1/2011 (2)	3,610	3,780
New York State Power Auth. Rev	5.250%	11/15/2017	20,710	22,112
New York State Power Auth. Rev	5.250%	11/15/2018	35,425	37,823
New York State Thruway Auth. Rev	5.000%	1/1/2023 (2)	20,000	20,850
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	4/1/2007 (2)(Prere.)	10,000	10,302
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	6.250%	4/1/2010 (4)(ETM)	6,725	7,303
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	4/1/2011 (3)	4,000	4,127
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	4/1/2012 (3)	6,220	6,417
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/2012 (1)	20,000	21,670
New York State Thruway Auth. Rev. (Personal Income Tax)	5.500%	3/15/2012 (1)(Prere.)	3,000	3,261
New York State Urban Dev. Corp. Rev. (Personal Income Tax) GO	5.500%	3/15/2022 (1)	23,030	26,037
Niagara County NY IDA Solid Waste Disposal Rev. PUT	5.450%	11/15/2012	16,000	16,646
Onondaga County NY PCR (Anheuser-Busch Cos., Inc.)	6.625%	8/1/2006	10,000	10,000
Port Auth. of New York & New Jersey Rev	5.000%	8/1/2007	4,900	4,955
Port Auth. of New York & New Jersey Rev	5.500%	9/15/2008 (3)	5,810	5,878
Port Auth. of New York & New Jersey Rev	5.250%	7/15/2010	11,095	11,436
Port Auth. of New York & New Jersey Rev	5.000%	8/1/2015	10,000	10,234
Port Auth. of New York & New Jersey Rev	5.000%	12/1/2029	29,405	30,372
Suffolk County NY Water Auth. Rev	6.800%	6/1/2012 (ETM)	10,660	11,810
Triborough Bridge & Tunnel Auth. New York Rev	6.600%	1/1/2010 (ETM)	55,325	59,442
Triborough Bridge & Tunnel Auth. New York Rev	5.500%	1/1/2012 (ETM)	19,290	20,300
Triborough Bridge & Tunnel Auth. New York Rev	6.000%	1/1/2012 (ETM)	12,000	12,984
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	11/15/2017	20,000	21,354

				1,100,037

North Carolina (2.3%)
Cumberland County NC Hosp. Fac. Rev. (Cape Fear Hosp.)	5.250%	10/1/2009 (Prere.)	10,000	10,508
North Carolina Eastern Muni. Power Agency Rev	5.375%	1/1/2011	25,000	26,265
North Carolina Eastern Muni. Power Agency Rev	5.375%	1/1/2012	14,875	15,743
North Carolina Eastern Muni. Power Agency Rev	5.375%	1/1/2013	25,000	26,550
North Carolina Eastern Muni. Power Agency Rev	5.500%	1/1/2014	15,000	16,132
North Carolina Eastern Muni. Power Agency Rev	5.300%	1/1/2015	4,000	4,213
North Carolina Eastern Muni. Power Agency Rev	5.375%	1/1/2016	3,000	3,160
North Carolina Eastern Muni. Power Agency Rev	5.375%	1/1/2017	4,700	4,937
North Carolina GO	5.250%	6/1/2011	10,375	11,062
North Carolina Medical Care Comm. Hosp. (Moses Cone Health System) VRDO	3.640%	8/7/2006	25,000	25,000
North Carolina Muni. Power Agency Rev	5.250%	1/1/2009 (1)	8,500	8,786
North Carolina Muni. Power Agency Rev	5.250%	1/1/2016 (4)	10,000	10,689
North Carolina Muni. Power Agency Rev	5.250%	1/1/2017 (4)	15,290	16,202
North Carolina Muni. Power Agency Rev	5.250%	1/1/2018 (1)	69,720	73,878
North Carolina Muni. Power Agency Rev	5.250%	1/1/2019 (1)	38,600	40,877
North Carolina Muni. Power Agency Rev	5.250%	1/1/2020 (1)	10,000	10,583
Winston-Salem NC Water & Sewer System Rev	5.500%	6/1/2011 (Prere.)	2,380	2,577
Winston-Salem NC Water & Sewer System Rev	5.500%	6/1/2011 (Prere.)	1,970	2,133
Winston-Salem NC Water & Sewer System Rev	5.500%	6/1/2013	1,500	1,619
Winston-Salem NC Water & Sewer System Rev	5.500%	6/1/2014	1,240	1,338

				312,252

Ohio (2.4%)
Cincinnati OH GO	5.250%	12/1/2015 (4)	14,710	15,842
Cincinnati OH GO	5.250%	12/1/2016 (4)	9,185	9,849
Cincinnati OH GO	5.250%	12/1/2017 (4)	5,000	5,361
Cincinnati OH GO	5.250%	12/1/2018 (4)	8,150	8,738
Cleveland OH Airport System Rev	5.250%	1/1/2009 (4)	8,535	8,780
Cleveland OH Airport System Rev	5.250%	1/1/2010 (4)	9,010	9,357
Cleveland OH Airport System Rev	5.250%	1/1/2012 (4)	5,000	5,205
Cleveland OH GO	5.500%	8/1/2008 (1)	6,295	6,503
1 Cleveland OH Public Power System Rev	5.000%	11/15/2021 (3)	7,455	7,821
1 Cleveland OH Public Power System Rev	5.000%	11/15/2022 (3)	14,065	14,721
1 Cleveland OH Public Power System Rev	5.000%	11/15/2023 (3)	7,705	8,045
1 Cleveland OH Public Power System Rev	5.000%	11/15/2024 (3)	7,350	7,662
Cleveland OH Water Works Rev	5.250%	1/1/2008 (4)(Prere.)	3,255	3,356
Cleveland OH Water Works Rev	5.250%	1/1/2008 (4)(Prere.)	1,160	1,196
Cleveland OH Water Works Rev	5.250%	1/1/2009 (4)	1,340	1,380
Cleveland OH Water Works Rev	5.250%	1/1/2010 (4)	3,745	3,854
Cleveland OH Water Works Rev	5.375%	1/1/2013 (4)	3,455	3,705
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/2012	6,800	7,330
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	9/1/2013 (1)	3,000	3,106
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/2013	6,810	7,321
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/2014	6,000	6,434
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/2015	4,000	4,283
Montgomery County OH Rev. (Catholic Health Initiative)	5.000%	5/1/2030	20,000	20,385
Ohio Building Auth. Rev. (Administration Building Fund)	5.500%	10/1/2013 (4)	6,605	7,093
Ohio Building Auth. Rev. (Highway Safety Building)	5.375%	4/1/2007 (2)(Prere.)	4,605	4,702
Ohio Building Auth. Rev. (Highway Safety Building)	5.750%	4/1/2007 (2)(Prere.)	5,055	5,174
Ohio Building Auth. Rev. (State Correctional Fac.)	5.800%	10/1/2006	4,360	4,375
Ohio Building Auth. Rev. (State Correctional Fac.)	6.000%	4/1/2007 (2)(Prere.)	3,710	3,803
Ohio Building Auth. Rev. (State Correctional Fac.)	5.900%	10/1/2007	2,500	2,562
Ohio Building Auth. Rev. (State Correctional Fac.)	5.500%	10/1/2012 (4)	5,000	5,381
Ohio Building Auth. Rev. (State Correctional Fac.)	5.500%	10/1/2013 (4)	3,000	3,222
Ohio Building Auth. Rev. (State Correctional Fac.)	5.250%	4/1/2017	5,565	6,090
Ohio GO	5.625%	5/1/2010 (Prere.)	5,065	5,385
Ohio GO	7.625%	8/1/2010	3,510	3,994
Ohio GO	5.375%	2/1/2011 (Prere.)	7,255	7,724
Ohio GO	5.375%	2/1/2011 (Prere.)	7,645	8,139
Ohio GO	5.375%	2/1/2011 (Prere.)	5,000	5,323
Ohio GO	5.375%	2/1/2011 (Prere.)	3,485	3,710
Ohio GO	5.375%	2/1/2011 (Prere.)	5,500	5,855
Ohio GO	5.250%	8/1/2013 (4)	12,435	13,468
Ohio GO	5.500%	8/1/2013	2,945	3,231
Ohio Higher Educ. Capital Fac. Rev	5.000%	12/1/2007	5,000	5,085
Ohio Higher Educ. Capital Fac. Rev	5.250%	11/1/2014	3,710	3,973
Ohio Higher Educ. GO	5.000%	2/1/2025	5,000	5,200
Ohio Housing Finance Agency Mortgage Rev	5.450%	9/1/2031	9,645	9,774
Ohio Housing Finance Agency Mortgage Rev	5.625%	3/1/2032	5,395	5,545
Ohio Infrastructure Improvement GO	5.000%	9/1/2024	8,720	9,084
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.500%	6/1/2021	5,540	6,263
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.500%	12/1/2021	5,555	6,297
Univ. of Cincinnati OH General Receipts	5.500%	6/1/2013 (3)	2,700	2,915
Univ. of Cincinnati OH General Receipts	5.500%	6/1/2014 (3)	1,000	1,078

				324,679

Oklahoma (0.7%)
Grand River Dam Auth. Oklahoma Rev	6.250%	6/1/2011 (2)	7,600	8,387
Oklahoma State Capitol Improvement Auth. Fac. Rev	5.000%	7/1/2025 (2)	15,070	15,685
Oklahoma State Capitol Improvement Auth. Fac. Rev	5.000%	7/1/2026 (2)	12,000	12,472
Oklahoma State Capitol Improvement Auth. Fac. Rev	5.000%	7/1/2027 (2)	20,110	20,871
Oklahoma State Capitol Improvement Auth. Fac. Rev	5.000%	7/1/2028 (2)	17,920	18,585
Oklahoma State Capitol Improvement Auth. Fac. Rev	5.000%	7/1/2029 (2)	13,930	14,426
Oklahoma Turnpike Auth	5.500%	1/1/2009 (3)	6,000	6,240

				96,666

Oregon (0.6%)
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.500%	2/15/2009	7,715	8,009
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.500%	2/15/2010	9,955	10,463
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.750%	5/1/2012	2,955	3,195
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.750%	5/1/2013	5,580	6,019
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.750%	5/1/2014	5,825	6,267
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.750%	5/1/2015	4,395	4,724
Oregon State Dept. Administrative Services	5.750%	4/1/2009 (4)(Prere.)	8,715	9,220
Oregon State Dept. Administrative Services	5.750%	4/1/2009 (4)(Prere.)	2,500	2,645
Oregon State Dept. Administrative Services	5.750%	4/1/2009 (4)(Prere.)	3,000	3,174
Oregon State Dept. Administrative Services	5.750%	4/1/2010 (4)	7,560	8,002
Port Auth. of Portland OR Airport Rev. (Portland International Airport)	5.000%	7/1/2013 (3)	2,520	2,583
Port Auth. of Portland OR Airport Rev. (Portland International Airport)	5.500%	7/1/2014 (2)	5,325	5,553
Portland OR Sewer System Rev	6.000%	6/1/2007 (3)	5,600	5,707

				75,561

Pennsylvania (3.5%)
Commonwealth Financing Auth. Pennsylvania Rev	5.000%	6/1/2024 (1)	14,050	14,650
Commonwealth Financing Auth. Pennsylvania Rev	5.000%	6/1/2025 (1)	10,000	10,412
Delaware County PA IDA Resource Recovery Rev. (American Fuel)	6.100%	1/1/2007	7,955	8,018
Delaware County PA IDA Resource Recovery Rev. (American Fuel)	6.000%	1/1/2009	5,355	5,549
Pennsylvania Convention Center Auth. Rev	6.700%	9/1/2016 (3)(ETM)	3,000	3,485
Pennsylvania GO	5.250%	2/1/2008	15,440	15,783
Pennsylvania GO	6.000%	7/1/2008	8,220	8,560
Pennsylvania GO	5.000%	9/15/2008	7,150	7,334
Pennsylvania GO	5.500%	5/1/2012 (4)(Prere.)	10,000	10,849
Pennsylvania GO	5.000%	7/1/2014 (1)	5,850	6,222
Pennsylvania GO	5.000%	1/1/2022	37,805	39,686
Pennsylvania GO	5.000%	1/1/2023	39,695	41,576
Pennsylvania GO	5.000%	1/1/2025	23,760	24,793
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev. (Allegheny/Delaware Valley Obligated Group)	5.000%	11/15/2006 (1)	4,375	4,390
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.250%	8/1/2011 (4)	8,195	8,578
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.250%	8/1/2012 (4)	2,750	2,872
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.250%	8/1/2013 (4)	4,000	4,166
Pennsylvania Housing Finance Agency Rev	5.400%	10/1/2024	1,865	1,868
Pennsylvania Intergovernmental Cooperation Auth. Rev	5.250%	6/15/2011 (3)	10,000	10,377
Pennsylvania Intergovernmental Cooperation Auth. Rev	5.250%	6/15/2012 (3)	6,660	6,904
Pennsylvania Intergovernmental Cooperation Auth. Rev	5.250%	6/15/2013 (3)	5,000	5,180
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev	5.250%	12/1/2011 (2)(ETM)	2,875	2,992
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev	5.250%	12/1/2011 (2)	2,125	2,210
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev	5.250%	12/1/2011 (2)(ETM)	4,095	4,261
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev	5.250%	12/1/2011 (2)	1,905	1,981
Pennsylvania Turnpike Comm. Rev. VRDO	3.650%	8/7/2006 (2)	50,000	50,000
Philadelphia PA Airport Parking Auth	5.250%	9/1/2010 (2)	4,875	4,984
Philadelphia PA Gas Works Rev	5.500%	7/1/2007 (4)	8,025	8,154
Philadelphia PA Gas Works Rev	5.500%	7/1/2009 (4)	10,820	11,138
Philadelphia PA Gas Works Rev	5.250%	7/1/2010 (4)	10,180	10,430
Philadelphia PA Gas Works Rev	5.250%	7/1/2011 (4)	5,000	5,120
Philadelphia PA GO	5.125%	5/15/2009 (3)	2,000	2,071
Philadelphia PA GO	5.250%	3/15/2010 (4)	1,755	1,831
Philadelphia PA GO	5.125%	5/15/2010 (3)	11,695	12,203
Philadelphia PA GO	5.250%	3/15/2011 (4)	3,610	3,764
Philadelphia PA GO	5.125%	5/15/2011 (3)	12,290	12,798
Philadelphia PA GO	5.250%	3/15/2012 (4)	3,000	3,125
Philadelphia PA GO	5.125%	5/15/2012 (3)	4,975	5,175
Philadelphia PA GO	5.125%	5/15/2013 (3)	5,000	5,197
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.750%	6/15/2011 (3)	4,695	4,852
Philadelphia PA Muni. Auth. Rev	5.250%	5/15/2013 (4)	11,105	11,892
Philadelphia PA Muni. Auth. Rev	5.250%	11/15/2014 (4)	5,965	6,383
Philadelphia PA School Dist. GO	6.250%	9/1/2006 (2)	2,000	2,004
Philadelphia PA School Dist. GO	6.250%	9/1/2008 (2)	4,000	4,196
Philadelphia PA School Dist. GO	5.250%	4/1/2009 (1)(Prere.)	3,920	4,066
Philadelphia PA School Dist. GO	6.250%	9/1/2009 (2)	2,080	2,225
Philadelphia PA School Dist. GO	5.500%	8/1/2012 (3)	10,815	11,719
Philadelphia PA School Dist. GO	5.000%	8/1/2020 (2)	18,745	19,559
Philadelphia PA School Dist. GO	5.000%	8/1/2021 (2)	10,000	10,404
Philadelphia PA Water & Waste Water Rev	6.250%	8/1/2007 (1)	5,000	5,126
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.850%	12/1/2020	4,860	5,185

				476,297

Puerto Rico (2.8%)
Puerto Rico Electric Power Auth. Rev	5.000%	7/1/2019 (1)	35,430	37,465
Puerto Rico Electric Power Auth. Rev	5.000%	7/1/2019 (4)	5,000	5,287
Puerto Rico Electric Power Auth. Rev	5.000%	7/1/2020 (1)	38,245	40,325
Puerto Rico Electric Power Auth. Rev	5.000%	7/1/2021 (1)	24,790	26,101
Puerto Rico Electric Power Auth. Rev	5.250%	7/1/2022 (1)	17,800	19,647
Puerto Rico GO	5.500%	7/1/2011 (4)	8,500	9,134
Puerto Rico GO	5.500%	7/1/2013 (1)	5,000	5,478
Puerto Rico GO	5.500%	7/1/2014 (1)	5,000	5,515
Puerto Rico GO	5.250%	7/1/2020	14,955	15,462
Puerto Rico Govt. Dev. Bank CP	3.900%	8/14/2006	11,166	11,159
Puerto Rico Highway & Transp. Auth. Rev	6.250%	7/1/2011 (1)	2,835	3,137
Puerto Rico Highway & Transp. Auth. Rev	6.250%	7/1/2013 (1)	7,220	8,221
Puerto Rico Highway & Transp. Auth. Rev	6.250%	7/1/2015 (1)	5,590	6,521
Puerto Rico Highway & Transp. Auth. Rev	5.250%	7/1/2016 (3)	8,885	9,567
Puerto Rico Highway & Transp. Auth. Rev	5.250%	7/1/2022 (3)	7,580	8,367
Puerto Rico Muni. Finance Agency	5.875%	8/1/2009 (4)(Prere.)	4,000	4,277
Puerto Rico Muni. Finance Agency	5.750%	8/1/2012 (4)	2,470	2,632
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	0.000%	7/1/2011 (3)	48,810	40,000
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	0.000%	7/1/2012 (3)	34,465	27,073
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.500%	7/1/2017 (2)	6,390	7,111
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.500%	7/1/2018 (2)	6,430	7,182
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.250%	7/1/2029	25,000	25,866
Puerto Rico Public Finance Corp.	6.000%	8/1/2026 (4)	17,110	20,701
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/2012 LOC	25,000	26,631

				372,859

Rhode Island (0.4%)
Rhode Island Depositors Econ. Protection Corp.	6.550%	8/1/2010 (1)(ETM)	18,465	20,100
Rhode Island Depositors Econ. Protection Corp.	6.550%	8/1/2010 (1)(ETM)	8,385	8,837
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/2009 (4)	3,335	3,470
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/2010 (4)	3,000	3,156
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/2011 (4)	5,000	5,318
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/2012 (4)	5,000	5,362
Rhode Island GO	6.000%	8/1/2006 (1)	3,000	3,000
Rhode Island Health & Educ. Building Corp. Rev. (Hosp. Financing - Lifespan Obligation)	5.000%	5/15/2026 (4)	5,000	5,156

				54,399

South Carolina (1.2%)
Berkeley County SC Water & Sewer System Rev	5.000%	6/1/2007 (1)	4,140	4,186
Charleston SC Educ. Excellence Financing Corp. Rev	5.250%	12/1/2026	10,000	10,457
Charleston SC Educ. Excellence Financing Corp. Rev	5.250%	12/1/2027	33,070	34,557
Charleston SC Educ. Excellence Financing Corp. Rev	5.250%	12/1/2028	5,330	5,574
Medical Univ. South Carolina Hosp. Auth. Hosp. Fac. Rev	6.250%	8/15/2012 (Prere.)	13,000	14,667
Piedmont SC Muni. Power Agency Rev	5.400%	1/1/2007 (1)(ETM)	1,400	1,410
Piedmont SC Muni. Power Agency Rev	5.400%	1/1/2007 (1)	1,800	1,812
Piedmont SC Muni. Power Agency Rev	0.000%	1/1/2022 (3)	9,950	4,789
Piedmont SC Muni. Power Agency Rev	0.000%	1/1/2023 (3)	8,780	4,011
South Carolina GO	5.000%	7/1/2008	2,750	2,818
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.000%	12/15/2010 (ETM)	10,500	11,402
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.125%	12/15/2010 (Prere.)	7,000	8,020
South Carolina Jobs Econ. Dev. Auth. Rev. (Bon Secours Health System)	5.625%	11/15/2030	8,530	8,945
South Carolina Public Service Auth. Rev	5.375%	1/1/2013 (4)	7,300	7,828
South Carolina Public Service Auth. Rev	5.500%	1/1/2013 (4)	5,000	5,456
South Carolina Transp. Infrastructure Rev	5.750%	10/1/2009 (1)(Prere.)	6,245	6,664
South Carolina Transp. Infrastructure Rev	5.750%	10/1/2009 (1)(Prere.)	9,020	9,625
South Carolina Transp. Infrastructure Rev	5.750%	10/1/2009 (1)(Prere.)	8,495	9,065
South Carolina Transp. Infrastructure Rev	5.750%	10/1/2011 (1)	6,925	7,374
South Carolina Transp. Infrastructure Rev	5.000%	10/1/2028 (2)	10,005	10,302

				168,962

South Dakota (0.0%)
South Dakota Building Auth. Lease Rev	5.250%	12/1/2010 (2)	4,800	4,915

Tennessee (1.9%)
Knoxville TN Health, Educ. & Housing Board Rev. (Univ. Health System, Inc.)	5.400%	4/1/2011	3,465	3,587
Knoxville TN Health, Educ. & Housing Board Rev. (Univ. Health System, Inc.)	5.500%	4/1/2012	2,660	2,757
Knoxville TN Health, Educ.& Housing Board Rev. (Univ. Health System, Inc.)	5.500%	4/1/2013	4,495	4,645
Knoxville TN Health, Educ. & Housing Board Rev. (Univ. Health System, Inc.)	5.625%	4/1/2014	2,000	2,073
Knoxville TN Health, Educ. & Housing Board Rev. (Univ. Health System, Inc.)	5.750%	4/1/2019	13,000	13,470
Memphis TN Electric System Rev	5.000%	12/1/2009 (1)	60,140	62,395
Memphis TN Electric System Rev	5.000%	12/1/2010 (1)	33,000	34,543
Memphis TN GO	5.000%	11/1/2020 (1)	16,000	16,871
Memphis TN GO	5.000%	11/1/2021 (1)	5,830	6,129
Memphis TN GO	5.000%	11/1/2022 (1)	5,000	5,245
Shelby County TN GO	0.000%	12/1/2011	10,000	8,054
Tennessee Energy Acquisition Corp. Gas Rev	5.000%	9/1/2016	17,500	18,474
Tennessee Energy Acquisition Corp. Gas Rev	5.250%	9/1/2017	33,305	35,787
Tennessee Energy Acquisition Corp. Gas Rev	5.250%	9/1/2018	41,070	44,193

				258,223

Texas (8.6%)
Austin TX Combined Util. System Rev	0.000%	11/15/2010 (2)	5,000	4,199
Austin TX Combined Util. System Rev	0.000%	11/15/2011 (2)	16,050	12,929
Austin TX Combined Util. System Rev	0.000%	11/15/2011 (1)	18,100	14,581
Austin TX Combined Util. System Rev	5.125%	5/15/2014 (4)	28,900	29,323
Austin TX Combined Util. System Rev	0.000%	5/15/2018 (3)	25,215	14,751
Austin TX Combined Util. System Rev	0.000%	5/15/2019 (3)	28,160	15,604
Austin TX Independent School Dist. GO	5.750%	8/1/2006 (Prere.)	3,470	3,470
Austin TX Independent School Dist. GO	5.750%	8/1/2006 (Prere.)	1,530	1,530
Brazos River TX Harbor Navigation Dist. Brazoria County Environmental (Dow Chemical Co. Project) PUT	5.200%	5/15/2008	58,000	58,969
Carrollton TX Independent School Dist. GO	6.000%	2/15/2009 (Prere.)	2,760	2,908
Carrollton TX Independent School Dist. GO	6.000%	2/15/2009 (Prere.)	3,105	3,272
Harris County TX Health Fac. Dev. Corp. Medical Fac. Rev. (Baylor College of Medicine) VRDO	3.620%	8/7/2006 (2)	12,500	12,500
Harris County TX Sports Auth. Rev	0.000%	11/15/2023 (1)	7,000	3,057
Harris County TX Toll Road Rev	5.375%	8/15/2012 (4)	10,000	10,784
Houston TX Airport System Rev	5.750%	7/1/2011 (4)	6,560	6,936
Houston TX Airport System Rev	6.000%	7/1/2011 (3)	4,200	4,377
Houston TX Airport System Rev	5.875%	7/1/2012 (4)	7,015	7,434
Houston TX Airport System Rev	6.000%	7/1/2012 (3)	4,460	4,648
Houston TX Airport System Rev	5.875%	7/1/2014 (4)	5,000	5,298
Houston TX GO	7.000%	3/1/2008	33,840	34,742
Houston TX GO	5.250%	3/1/2009 (Prere.)	4,815	4,990
Houston TX GO	5.750%	9/1/2010 (4)(Prere.)	11,450	12,269
Houston TX GO	5.750%	9/1/2010 (4)(Prere.)	3,925	4,206
Houston TX GO	5.250%	3/1/2011	1,185	1,221
Houston TX GO	5.500%	3/1/2011 (4)	1,050	1,115
Houston TX GO	5.750%	3/1/2012 (4)	1,105	1,183
Houston TX GO	5.750%	3/1/2013 (4)	375	401
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.500%	9/1/2010 (2)	9,155	9,723
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/2012 (2)	4,460	4,754
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/2012 (2)	9,995	10,653
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/2013 (2)	10,545	11,217
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.750%	9/1/2013 (2)	13,840	15,001
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/2014 (2)	6,190	6,595
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/2015 (2)	10,750	11,432
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.750%	9/1/2016 (2)	5,540	5,999
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	0.000%	9/1/2017 (2)	13,760	8,375
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.750%	9/1/2017 (2)	5,855	6,293
Houston TX Independent School Dist. GO	0.000%	8/15/2015	5,355	3,616
Houston TX Util. System Rev	5.125%	5/15/2028 (1)	15,950	16,580
Houston TX Water & Sewer System Rev	0.000%	12/1/2010 (2)	5,000	4,188
Houston TX Water & Sewer System Rev	5.750%	12/1/2012 (2)(Prere.)	8,000	8,823
Houston TX Water & Sewer System Rev	5.500%	12/1/2014 (4)	22,500	24,186
Houston TX Water & Sewer System Rev	5.500%	12/1/2015 (4)	7,250	7,779
Lower Colorado River Auth. Texas Rev	5.750%	5/15/2009 (4)(Prere.)	5	5
Lower Colorado River Auth. Texas Rev	5.875%	5/15/2009 (4)(Prere.)	5	5
Lower Colorado River Auth. Texas Rev	5.375%	5/15/2011 (1)(Prere.)	250	267
Lower Colorado River Auth. Texas Rev	5.375%	5/15/2011 (1)(Prere.)	190	203
Lower Colorado River Auth. Texas Rev	5.375%	5/15/2011 (1)(Prere.)	285	304
Lower Colorado River Auth. Texas Rev	5.375%	5/15/2011 (1)(Prere.)	125	133
Lower Colorado River Auth. Texas Rev	5.375%	5/15/2011 (1)(Prere.)	175	187
Lower Colorado River Auth. Texas Rev	5.375%	5/15/2011 (1)(Prere.)	180	192
Lower Colorado River Auth. Texas Rev	5.375%	5/15/2011 (1)(Prere.)	80	85
Lower Colorado River Auth. Texas Rev	5.750%	5/15/2011 (4)	14,195	15,030
Lower Colorado River Auth. Texas Rev	5.000%	1/1/2012 (4)(ETM)	2,520	2,660
Lower Colorado River Auth. Texas Rev	5.375%	5/15/2012 (1)	3,725	3,958
Lower Colorado River Auth. Texas Rev	5.375%	5/15/2013 (1)	2,810	2,986
Lower Colorado River Auth. Texas Rev	5.375%	5/15/2014 (1)	4,190	4,437
Lower Colorado River Auth. Texas Rev	5.875%	5/15/2014 (4)	5,000	5,302
Lower Colorado River Auth. Texas Rev	5.875%	5/15/2015 (4)	23,995	25,469
Lower Colorado River Auth. Texas Rev	5.375%	5/15/2016 (1)	1,875	1,981
Lower Colorado River Auth. Texas Rev	5.375%	5/15/2017 (1)	2,825	2,980
Lower Colorado River Auth. Texas Rev	5.375%	5/15/2019 (1)	2,820	2,975
Lower Colorado River Auth. Texas Rev	5.375%	5/15/2020 (1)	1,920	2,026
North Texas Health Fac. Dev.	5.750%	2/15/2010 (1)	4,115	4,299
San Antonio TX Electric & Gas Rev	5.250%	2/1/2007 (Prere.)	610	621
San Antonio TX Electric & Gas Rev	5.250%	2/1/2007 (Prere.)	725	738
San Antonio TX Electric & Gas Rev	5.250%	2/1/2007 (Prere.)	7,635	7,770
San Antonio TX Electric & Gas Rev	5.600%	2/1/2007 (Prere.)	745	760
San Antonio TX Electric & Gas Rev	5.250%	2/1/2009 (Prere.)	5,910	6,173
San Antonio TX Electric & Gas Rev	5.250%	2/1/2009 (Prere.)	2,985	3,118
San Antonio TX Electric & Gas Rev	5.250%	2/1/2009 (Prere.)	2,110	2,204
San Antonio TX Electric & Gas Rev	5.250%	2/1/2010	6,140	6,244
San Antonio TX Electric & Gas Rev	5.750%	2/1/2010 (Prere.)	20,440	21,735
San Antonio TX Electric & Gas Rev	5.750%	2/1/2010 (Prere.)	10,205	10,851
San Antonio TX Electric & Gas Rev	5.750%	2/1/2010 (Prere.)	12,100	12,867
San Antonio TX Electric & Gas Rev	5.750%	2/1/2010 (Prere.)	9,200	9,783
San Antonio TX Electric & Gas Rev	5.500%	2/1/2011	12,225	13,044
San Antonio TX Electric & Gas Rev	5.000%	2/1/2012 (4)	5,000	5,269
San Antonio TX Electric & Gas Rev	5.250%	2/1/2012	5,515	5,743
San Antonio TX Electric & Gas Rev	5.375%	2/1/2012 (Prere.)	8,140	8,732
San Antonio TX Electric & Gas Rev	5.375%	2/1/2012 (Prere.)	10,000	10,727
San Antonio TX Electric & Gas Rev	5.375%	2/1/2012 (Prere.)	6,490	6,932
San Antonio TX Electric & Gas Rev	5.375%	2/1/2012 (Prere.)	5,445	5,816
San Antonio TX Electric & Gas Rev	5.250%	2/1/2013	3,890	4,048
San Antonio TX Electric & Gas Rev	5.250%	2/1/2013	5,000	5,363
San Antonio TX Electric & Gas Rev	5.375%	2/1/2013	10,000	10,796
San Antonio TX Electric & Gas Rev	5.375%	2/1/2015	7,250	7,923
San Antonio TX Electric & Gas Rev	5.375%	2/1/2016	16,825	17,972
San Antonio TX Electric & Gas Rev	5.375%	2/1/2017	7,580	8,036
San Antonio TX Electric & Gas Rev	5.000%	2/1/2024	17,600	18,216
San Antonio TX Electric & Gas Rev	5.000%	2/1/2025	39,660	40,991
San Antonio TX Independent School Dist. GO	5.000%	8/15/2016	8,460	9,004
Tarrant County TX Health Resources	5.750%	2/15/2013 (1)	7,670	8,006
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/2016	10,360	11,116
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/2017	10,000	10,643
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/2018	10,000	10,643
Texas GO Public Finance Auth	5.500%	10/1/2009	7,000	7,358
Texas GO Public Finance Auth	5.500%	10/1/2012	13,455	14,476
Texas GO Public Finance Auth	5.500%	10/1/2013	19,175	20,602
Texas GO Public Finance Auth	5.375%	10/1/2014	21,310	22,962
Texas Muni. Power Agency Rev	0.000%	9/1/2010 (2)(ETM)	705	599
Texas Muni. Power Agency Rev	0.000%	9/1/2010 (2)	11,135	9,438
Texas Muni. Power Agency Rev	0.000%	9/1/2012 (2)(ETM)	360	281
Texas Muni. Power Agency Rev	0.000%	9/1/2012 (2)	4,815	3,756
Texas Muni. Power Agency Rev	0.000%	9/1/2013 (1)(ETM)	125	93
Texas Muni. Power Agency Rev	0.000%	9/1/2013 (1)	11,375	8,464
Texas Muni. Power Agency Rev	0.000%	9/1/2014 (1)	5,540	3,930
Texas Muni. Power Agency Rev	0.000%	9/1/2014 (1)(ETM)	125	89
Texas Muni. Power Agency Rev	0.000%	9/1/2015 (1)	13,140	8,863
Texas Muni. Power Agency Rev	0.000%	9/1/2015 (1)(ETM)	110	74
Texas Muni. Power Agency Rev	0.000%	9/1/2016 (1)	22,795	14,607
Texas Muni. Power Agency Rev	0.000%	9/1/2016 (1)(ETM)	110	71
Texas Muni. Power Agency Rev	0.000%	9/1/2017 (1)	31,295	19,048
Texas Muni. Power Agency Rev	0.000%	9/1/2017 (1)(ETM)	415	254
Texas State Transp. Comm. First Tier	5.000%	4/1/2022	10,000	10,468
Texas State Transp. Comm. First Tier	5.000%	4/1/2023	12,500	13,055
Texas State Transp. Comm. First Tier	5.000%	4/1/2024	10,000	10,428
Texas State Transp. Comm. First Tier	5.000%	4/1/2025	10,000	10,412
Texas State Transp. Comm. First Tier	5.000%	4/1/2026	8,000	8,317
Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/2023 (2)	10,040	10,442
Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/2024 (2)	11,940	12,399
Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/2025 (2)	6,555	6,807
Texas TRAN	4.500%	8/31/2006	50,000	50,031
Texas Turnpike Auth. Central Texas Turnpike System Rev	5.000%	6/1/2008	53,195	54,350
Tomball TX Hosp. Auth. Rev	5.750%	7/1/2014	8,500	8,795
Tomball TX Hosp. Auth. Rev	6.000%	7/1/2019	3,600	3,737
Univ. of Houston TX Rev	5.250%	2/15/2009 (4)	3,080	3,186
Univ. of Texas Permanent Univ. Fund Rev	5.375%	8/15/2011 (Prere.)	8,290	8,854
Univ. of Texas Permanent Univ. Fund Rev	5.250%	8/15/2014	7,590	8,239

				1,163,764

Utah (0.4%)
Intermountain Power Agency Utah Power Supply Rev	5.250%	7/1/2009 (1)(ETM)	5,180	5,385
Intermountain Power Agency Utah Power Supply Rev	5.250%	7/1/2009 (1)	36,060	37,352
Utah GO	5.000%	7/1/2012	5,000	5,312
Utah Muni. Finance Coop. Local Govt. Rev	0.000%	3/1/2010 (4)	7,000	6,050

				54,099

Virgin Islands (0.0%)
Virgin Islands Public Finance Auth. Rev	6.375%	10/1/2019	5,865	6,398

Virginia (0.6%)
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/2008 (Prere.)	1,950	2,025
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/2008 (Prere.)	1,010	1,049
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/2008 (Prere.)	610	634
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/2008 (Prere.)	580	602
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/2010	7,740	8,034
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/2011	3,990	4,139
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/2012	2,390	2,477
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/2013	1,170	1,213
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ	5.750%	9/1/2010 (Prere.)	4,310	4,627
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ	5.750%	9/1/2011	4,085	4,380
Virginia Commonwealth Transp. Board Transp. Rev. (U.S. Route 58 Corridor)	5.000%	5/15/2023	19,245	20,217
Virginia Commonwealth Transp. Board Transp. Rev. (U.S. Route 58 Corridor)	5.000%	5/15/2024	20,205	21,176
Virginia Public School Auth. Rev	5.000%	8/1/2008	7,675	7,862
Virginia Public School Auth. Rev	5.250%	8/1/2008	5,585	5,748

				84,183

Washington (0.7%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/2015 (1)	10,000	6,792
King County WA School Dist. GO	5.500%	12/1/2007 (3)(Prere.)	5,635	5,767
Port of Seattle WA Rev	6.000%	2/1/2015 (1)	2,370	2,650
Port of Seattle WA Rev	5.000%	3/1/2020 (1)	9,035	9,432
Port of Seattle WA Rev	5.000%	3/1/2021 (1)	5,000	5,201
Snohomish County WA Mukilteo School Dist	6.500%	12/1/2011	5,825	6,446
Spokane WA Regional Solid Waste Management System Rev	6.500%	1/1/2008 (2)	3,500	3,623
Spokane WA Regional Solid Waste Management System Rev	6.500%	1/1/2009 (2)	3,000	3,172
Washington GO	6.250%	2/1/2011	6,680	7,076
Washington GO	5.500%	7/1/2011	6,755	7,156
Washington GO	5.700%	10/1/2015 (4)	10,000	10,959
Washington GO	5.000%	1/1/2028 (4)	19,295	19,923

				88,197

West Virginia (0.2%)
West Virginia Building Comm. Rev	5.250%	7/1/2008 (1)	2,150	2,207
West Virginia GO	5.250%	6/1/2009 (4)(Prere.)	10,000	10,482
West Virginia GO	5.750%	6/1/2009 (Prere.)	5,000	5,307
West Virginia School Building Auth. Rev	5.300%	7/1/2009 (2)	8,000	8,261

				26,257

Wisconsin (1.2%)
Wisconsin GO	5.000%	5/1/2010	14,420	15,008
Wisconsin GO	5.000%	5/1/2011	15,180	15,922
Wisconsin GO	5.250%	5/1/2011 (1)(Prere.)	5,000	5,292
Wisconsin GO	5.750%	5/1/2011 (Prere.)	18,000	19,511
Wisconsin GO	5.750%	5/1/2011 (Prere.)	20,315	22,020
Wisconsin GO	5.750%	5/1/2011 (Prere.)	20,000	21,679
Wisconsin GO	5.250%	5/1/2012	15,975	17,061
Wisconsin GO	5.250%	5/1/2013	16,810	18,079
Wisconsin GO	5.500%	5/1/2013 (1)	7,000	7,644
Wisconsin GO	5.500%	5/1/2015 (1)	15,000	16,592

				158,808

Total Municipal Bonds
(Cost $12,839,051)				13,017,313

Convertible Bond (0.1%)

UAL Corp.
(Cost $20,626)	5.000%	1/25/2021	19,907	18,084

			Shares
Temporary Cash Investment (4.7%)

[2]Vanguard Municipal Cash Management Fund, 3.560%
(Cost $634,388)			634,388,308	634,388

Total Investments (100.9%)
(Cost $13,494,065)				13,669,785

Other Assets and Liabilities—Net (-0.9%)				(125,000)

Net Assets (100%)				13,544,785

1	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of July 31, 2006.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty) The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value . Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At July 31, 2006, the cost of investment securities for tax purposes was $13,553,590,000. Net unrealized appreciation of investment securities for tax purposes was $116,195,000, consisting of unrealized gains of $189,812,000 on securities that had risen in value since their purchase and $73,617,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Tax-Exempt Fund
Schedule of Investments
July 31, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (90.7%)

Arizona (1.5%)
Arizona School Fac. Board Rev. (State School Improvement)	5.500%	7/1/2011 (Prere.)	9,610	10,336
Arizona Transp. Board Highway Rev	5.000%	7/1/2024	5,000	5,198
Scottsdale AZ IDA (Memorial Hosp.)	6.000%	9/1/2012 (2)	4,000	4,167
Scottsdale AZ IDA (Memorial Hosp.)	6.125%	9/1/2017 (2)	4,700	4,897
Scottsdale AZ Muni. Property Corp. Excise Tax Rev	5.000%	7/1/2029	7,115	7,391

				31,989

California (11.2%)
Alameda CA Corridor Transp. Auth. Rev	0.000%	10/1/2030 (2)	5,000	1,545
Anaheim CA Public Finance Auth. Lease Rev	6.000%	9/1/2014 (4)	2,500	2,845
Bay Area Toll Auth. CA Toll Bridge Rev	5.000%	4/1/2031	4,300	4,460
California Dept. of Veteran Affairs Rev	5.450%	12/1/2019 (2)	740	749
California GO	6.250%	9/1/2012	5,000	5,471
California GO	5.250%	11/1/2021	2,000	2,112
California GO	5.125%	11/1/2023	3,000	3,122
California GO	5.000%	8/1/2025 (4)	6,645	6,913
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	6.250%	12/1/2009 (Prere.)	5,000	5,440
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/2027	7,000	7,093
California Public Works Board Lease Rev. (Community College)	5.625%	3/1/2016 (2)	11,370	11,614
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/2027	10,405	10,716
California State Dept. of Water Resources Power Supply Rev	5.375%	5/1/2012 (2)(Prere.)	5,000	5,459
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/2012 (2)(Prere.)	10,000	10,983
California State Dept. of Water Resources Power Supply Rev	6.000%	5/1/2012 (Prere.)	2,500	2,808
California State Dept. of Water Resources Power Supply Rev	6.000%	5/1/2013	5,000	5,574
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/2015 (2)	6,000	6,562
California State Econ. Recovery Bonds	5.000%	7/1/2015	15,200	16,259
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.100%	5/17/2010	10,000	10,234
Los Angeles CA Dept. of Water & Power Rev	5.000%	7/1/2031 (4)	12,500	12,936
Los Angeles CA Harbor Dept. Rev	5.500%	8/1/2015 (2)	4,670	4,959
Los Angeles CA USD GO	5.000%	7/1/2025 (3)	10,000	10,408
Los Angeles County CA Public Works Financing Auth. Rev	5.500%	10/1/2007 (Prere.)	3,220	3,320
Los Angeles County CA Public Works Financing Auth. Rev	5.500%	10/1/2007 (Prere.)	4,345	4,480
Los Angeles County CA Public Works Financing Auth. Rev	5.500%	10/1/2011	1,780	1,830
Los Angeles County CA Public Works Financing Auth. Rev	5.500%	10/1/2012	2,405	2,472
San Bernardino County CA Medical Center COP	5.500%	8/1/2024 (1)	11,295	11,309
San Bernardino County CA Medical Center COP	6.875%	8/1/2024 (ETM)	18,000	23,010
San Diego CA USD GO	0.000%	7/1/2013 (3)	7,160	5,393
San Diego CA USD GO	5.500%	7/1/2027 (4)	20,000	22,839
San Francisco CA City & County International Airport Rev	5.500%	5/1/2017 (1)	6,570	6,940
San Francisco CA City & County International Airport Rev	5.500%	5/1/2018 (1)	6,945	7,336
Southern California Public Power Auth. Rev. (Transmission Project)	0.000%	7/1/2014	8,500	6,009
Univ. of California Rev	5.000%	5/15/2033 (2)	5,000	5,142

				248,342

Colorado (3.2%)
Colorado Dept. of Transp. Rev	6.000%	6/15/2010 (2)(Prere.)	20,000	21,656
Colorado Dept. of Transp. Rev	5.500%	6/15/2011 (1)(Prere.)	6,000	6,499
Denver CO City & County Airport Rev	5.500%	11/15/2016 (3)	10,000	10,562
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2013 (1)	10,000	7,446
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2016 (1)	10,185	6,546
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2019 (1)	5,000	2,733
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2020 (1)	15,165	7,861
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2025 (1)	9,700	3,872
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2030 (1)	10,000	3,102

				70,277

Connecticut (0.2%)
Connecticut Dev. Auth. PCR (Connecticut Power & Light)	5.950%	9/1/2028	3,700	3,873

District of Columbia (0.2%)
District of Columbia GO	6.000%	6/1/2011 (1)(ETM)	3,085	3,382

Florida (3.3%)
Florida Educ. System Fac. Rev	5.000%	5/1/2035 (1)	11,335	11,712
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/2024	2,000	2,029
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/2025	1,500	1,519
Highlands County FL Health Rev. (Adventist Health System)	5.250%	11/15/2036	22,200	22,931
Orange County FL School Board COP	5.375%	8/1/2007 (1)(Prere.)	2,355	2,417
Orange County FL School Board COP	5.375%	8/1/2017 (1)	2,645	2,710
Orange County FL School Board COP	5.000%	8/1/2031 (3)	9,000	9,286
Sunrise FL Util. System Rev	5.500%	10/1/2018 (2)	12,000	13,165
Tallahassee FL Health Fac. Rev. (Tallahassee Memorial Healthcare)	6.375%	12/1/2030	6,000	6,375

				72,144

Georgia (3.5%)
Atlanta GA Airport Fac. Rev	6.250%	1/1/2013 (3)	8,000	8,586
Atlanta GA Airport Fac. Rev	5.875%	1/1/2015 (3)	7,750	8,290
Atlanta GA Airport Fac. Rev	5.875%	1/1/2017 (3)	7,500	8,010
Atlanta GA Water & Wastewater Rev	5.500%	11/1/2022 (3)	10,000	11,084
Atlanta GA Water & Wastewater Rev	5.750%	11/1/2025 (4)	8,350	9,791
College Park GA IDA Lease Rev. (Civic Center)	7.000%	9/1/2010 (ETM)	11,500	12,212
Fulton County GA COP	6.000%	11/1/2015 (2)	4,815	5,248
Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev	6.250%	7/1/2018	12,170	13,996

				77,217

Hawaii (2.0%)
Hawaii Airport System Rev	5.750%	7/1/2016 (3)	5,000	5,327
Hawaii Airport System Rev	5.750%	7/1/2017 (3)	5,000	5,327
Hawaii Dept. of Budget & Finance (Hawaii Electric Co. Inc.)	5.750%	12/1/2018 (2)	12,470	13,185
Hawaii GO	5.875%	10/1/2010 (1)(Prere.)	3,220	3,475
Hawaii GO	5.875%	10/1/2010 (1)(Prere.)	2,860	3,087
Univ. of Hawaii Univ. System Rev	5.500%	7/15/2029 (3)	12,980	13,857

				44,258

Illinois (5.0%)
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/2016 (3)	8,500	5,616
Chicago IL Board of Educ. GO	0.000%	12/1/2013 (2)	5,000	3,679
Chicago IL Board of Educ. GO	0.000%	12/1/2014 (2)	5,000	3,511
Chicago IL Metro. Water Reclamation Dist. GO	7.000%	1/1/2011 (ETM)	20,000	21,866
Chicago IL Neighborhoods Alive GO	5.750%	7/1/2010 (3)(Prere.)	16,690	18,007
Chicago IL Neighborhoods Alive GO	5.500%	1/1/2011 (3)(Prere.)	6,400	6,825
Chicago IL Public Building Comm. GO	7.000%	1/1/2020 (1)(ETM)	6,000	7,546
Chicago IL Skyway Toll Bridge	5.500%	1/1/2011 (2)(Prere.)	8,750	9,423
Illinois Sales Tax Rev	6.125%	6/15/2010 (Prere.)	4,500	4,873
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	6.750%	6/1/2010 (1)	6,000	6,455
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	12/15/2014 (1)	16,100	11,267
Univ. of Illinois Univ. Rev. Auxiliary Fac	0.000%	4/1/2012 (1)	5,795	4,602
Will County IL Community School Dist	0.000%	11/1/2013 (4)	10,000	7,386

				111,056

Indiana (0.7%)
Indiana Office Building Comm. Rev. (Capitol Complex)	6.900%	7/1/2011	14,505	15,712

Kansas (0.2%)
Wyandotte County Kansas City KS Unified Govt. Util. System Rev	5.000%	9/1/2032 (4)	5,000	5,157

Kentucky (1.2%)
Kentucky Property & Building Comm. Rev	5.750%	10/1/2010 (Prere.)	6,405	6,877
Kentucky Property & Building Comm. Rev	5.375%	8/1/2011 (4)(Prere.)	8,050	8,602
Kentucky Property & Building Comm. Rev	5.375%	8/1/2016 (4)	5,820	6,192
Louisville & Jefferson County KY Metro. Sewer Dist	5.750%	5/15/2033 (3)	5,000	5,314

				26,985

Louisiana (1.7%)
Louisiana Gasoline and Fuel Tax Rev	5.375%	6/1/2018 (2)	5,000	5,269
Louisiana Gasoline and Fuel Tax Rev	5.000%	5/1/2024 (3)	6,880	7,106
Louisiana Gasoline and Fuel Tax Rev	5.000%	5/1/2025 (3)	5,000	5,161
Louisiana GO	5.750%	11/15/2010 (3)(Prere.)	9,855	10,596
Louisiana GO	5.500%	5/15/2014 (3)	6,180	6,539
New Orleans LA GO	0.000%	9/1/2016 (2)	5,785	3,581

				38,252

Maryland (1.4%)
Maryland Health & Higher Educ. Fac. Auth. Rev. (Medlantic/Helix)	5.250%	8/15/2038 (2)	13,475	14,984
Maryland Health & Higher Educ. Fac. Auth. Rev. (Medlantic/Helix)	5.250%	8/15/2038 (4)	6,100	6,783
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.750%	7/1/2010 (Prere.)	7,500	8,357

				30,124

Massachusetts (6.8%)
Massachusetts Bay Transp. Auth. Rev	7.000%	3/1/2021	15,000	18,269
Massachusetts Bay Transp. Auth. Rev	5.500%	7/1/2029 (1)	3,085	3,542
Massachusetts Bay Transp. Auth. Rev	5.250%	7/1/2034	9,030	10,116
Massachusetts GO	5.375%	10/1/2010 (Prere.)	10,000	10,593
Massachusetts GO	5.250%	8/1/2022	5,000	5,497
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.700%	7/1/2015	9,205	9,471
Massachusetts Port Auth. Rev	5.000%	7/1/2008 (Prere.)	3,500	3,615
Massachusetts School Building Auth. Dedicated Sales Tax Rev	5.000%	8/15/2030 (4)	13,160	13,634
Massachusetts Special Obligation Dedicated Tax Rev	5.250%	1/1/2014 (3)(Prere.)	7,295	7,894
Massachusetts Special Obligation Dedicated Tax Rev	5.500%	1/1/2027 (3)	7,190	8,237
1 Massachusetts Water Resources Auth. Rev	6.500%	7/15/2019	32,000	37,456
Massachusetts Water Resources Auth. Rev	5.000%	8/1/2031 (2)	21,000	21,770

				150,094

Michigan (3.1%)
Detroit MI Sewer System Rev	5.750%	1/1/2010 (3)(Prere.)	5,000	5,353
Detroit MI Sewer System Rev	5.500%	7/1/2029 (3)	18,000	20,529
Detroit MI Sewer System Rev	5.125%	7/1/2033 (1)	10,000	10,375
Grand Rapids MI Tax Increment Rev. (Downtown Project)	6.875%	6/1/2024 (1)	7,500	7,592
Michigan Building Auth. Rev	5.500%	10/15/2016	5,500	5,904
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.875%	10/1/2010 (Prere.)	9,250	10,062
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.875%	10/1/2010 (Prere.)	7,980	8,680

				68,495

Missouri (0.9%)
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Episcopal - Presbyterian Hosp.)	5.500%	12/1/2016 (4)	4,195	4,456
2 Missouri Highways & Transp. Comm. Road Rev	5.000%	5/1/2026	15,000	15,658

				20,114

Nebraska (1.6%)
Omaha NE GO	5.250%	4/1/2024	5,000	5,557
Omaha NE GO	5.250%	4/1/2025	7,500	8,356
Omaha NE GO	5.250%	4/1/2026	7,580	8,464
Omaha NE GO	5.250%	4/1/2027	10,730	11,975

				34,352

Nevada (0.3%)
Henderson NV Health Care Fac. Rev	5.625%	7/1/2024	2,000	2,112
Truckee Meadows NV Water Auth. Rev	5.500%	7/1/2016 (4)	5,000	5,357

				7,469

New Hampshire (1.6%)
Manchester NH General Airport Rev	5.625%	1/1/2010 (4)(Prere.)	23,000	24,332
New Hampshire Business Finance Auth. PCR (Public Service Co. of New Hampshire)	6.000%	5/1/2021 (2)	10,000	10,521

				34,853

New Jersey (4.9%)
Essex County NJ Improvement Auth. Rev	5.500%	10/1/2028 (1)	10,680	12,135
Garden State Preservation Trust New Jersey	5.750%	11/1/2028 (4)	20,000	23,521
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/2024	10,000	10,386
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/2026 (2)	10,000	11,413
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/2027 (3)	9,000	10,284
New Jersey Sports & Exposition Auth. Rev	6.500%	3/1/2013 (4)	10,000	10,978
New Jersey Transp. Corp. COP	6.000%	9/15/2010 (2)(Prere.)	13,000	14,086
New Jersey Transp. Trust Fund Auth. Rev	5.250%	12/15/2022 (2)	5,000	5,504
New Jersey Transp. Trust Fund Auth. Rev	5.750%	6/15/2024 (3)	5,795	6,732
New Jersey Turnpike Auth. Rev	5.625%	1/1/2010 (1)(Prere.)	2,060	2,180

				107,219

New Mexico (1.1%)
New Mexico Finance Auth. Transp. Rev	5.250%	6/15/2021 (1)	10,000	10,690
New Mexico Highway Comm. Tax Rev	6.000%	6/15/2010 (Prere.)	3,000	3,233
New Mexico Hosp. Equipment Loan Council Hosp. System Rev. (Presbyterian Healthcare Services)	5.500%	8/1/2011 (Prere.)	10,000	10,787

				24,710

New York (9.5%)
Babylon NY Waste Water Fac. GO	9.000%	8/1/2008 (3)	4,900	5,374
Babylon NY Waste Water Fac. GO	9.000%	8/1/2009 (3)	2,800	3,198
Babylon NY Waste Water Fac. GO	9.000%	8/1/2010 (3)	4,900	5,811
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2026 (4)	4,200	4,668
Liberty NY Dev. Corp. Rev. (Goldman Sachs Headquarters)	5.250%	10/1/2035	18,690	20,469
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	5.250%	10/1/2010 (1)(Prere.)	4,675	4,948
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.000%	4/1/2020 (1)(ETM)	6,165	7,205
New York City NY GO	5.250%	8/1/2012	8,535	9,098
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.750%	6/15/2007 (Prere.)	3,500	3,598
New York City NY Transitional Finance Auth. Rev	6.250%	5/15/2010 (Prere.)	265	291
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/2021 (3)	12,550	14,195
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/2024 (2)	10,000	10,404
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.500%	3/15/2025 (2)	10,000	11,429
New York State Dormitory Auth. Rev. (Sloan-Kettering Cancer Center)	5.750%	7/1/2020 (1)	7,500	8,613
New York State Dormitory Auth. Rev. (State Univ.)	7.500%	5/15/2011	8,375	9,297
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.250%	6/15/2020	37,090	39,573
New York State Urban Dev. Corp. Rev. (Personal Income Tax) GO	5.500%	3/15/2025 (1)	6,965	7,941
Port Auth. of New York & New Jersey Rev	5.000%	7/15/2030	12,215	12,614
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	11/15/2017	10,000	10,677
Triborough Bridge & Tunnel Auth. New York Rev	6.125%	1/1/2021 (ETM)	10,000	11,956
Triborough Bridge & Tunnel Auth. New York Rev	5.500%	1/1/2022 (Prere.)	7,750	8,808

				210,167

North Carolina (0.7%)
North Carolina Eastern Muni. Power Agency Rev	7.500%	1/1/2010 (ETM)	4,935	5,482
North Carolina Eastern Muni. Power Agency Rev	6.500%	1/1/2018 (ETM)	4,625	5,615
Winston-Salem NC Water & Sewer System Rev	5.500%	6/1/2011 (Prere.)	1,220	1,321
Winston-Salem NC Water & Sewer System Rev	5.500%	6/1/2016	1,780	1,920

				14,338

Ohio (1.4%)
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/2016	3,000	3,204
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/2017	2,260	2,409
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.400%	10/1/2021	8,000	8,402
Ohio Higher Educ. GO	5.000%	2/1/2025	5,000	5,200
Ohio Water Dev. Auth. PCR	5.500%	6/1/2021	4,000	4,532
Ohio Water Dev. Auth. PCR	5.500%	12/1/2022	6,355	7,235

				30,982

Oregon (1.1%)
Port Auth. of Portland OR Airport Rev. (Portland International Airport)	5.500%	7/1/2014 (3)	3,865	4,119
Port Auth. of Portland OR Airport Rev. (Portland International Airport)	5.500%	7/1/2016 (3)	4,305	4,568
Umatilla County OR Hosp. Fac. Auth. Rev. (Catholic Health Initiative)	5.000%	5/1/2022	14,880	15,361

				24,048

Pennsylvania (2.9%)
Beaver County PA IDA PCR (First Energy) VRDO	3.660%	8/1/2006 LOC	2,000	2,000
Pennsylvania GO	5.000%	1/1/2025	20,000	20,869
Philadelphia PA Water & Waste Water Rev	7.000%	6/15/2010 (3)	20,000	22,230
Pittsburgh PA GO	5.250%	9/1/2016 (3)	3,845	3,941
Pittsburgh PA Water & Sewer Auth. Rev	6.500%	9/1/2013 (3)	10,000	11,251
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.750%	12/1/2021	2,335	2,478

				62,769

Puerto Rico (1.5%)
Puerto Rico Electric Power Auth. Rev	5.250%	7/1/2014 (1)	2,000	2,080
Puerto Rico Electric Power Auth. Rev	5.250%	7/1/2014 (4)	2,000	2,080
Puerto Rico GO	5.000%	7/1/2033	3,600	3,627
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	0.000%	7/1/2034 (2)	15,305	4,025
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.375%	7/1/2034	7,205	7,516
Puerto Rico Public Finance Corp.	6.000%	8/1/2026	10,060	11,573
Puerto Rico Public Finance Corp.	6.000%	8/1/2026 (ETM)	940	1,142

				32,043

South Carolina (2.8%)
Charleston SC Educ. Excellence Financing Corp. Rev	5.250%	12/1/2028	20,000	20,914
Medical Univ. South Carolina Hosp. Auth. Hosp. Fac. Rev	6.375%	8/15/2012 (Prere.)	7,750	8,795
Piedmont SC Muni. Power Agency Rev	6.500%	1/1/2015 (3)	12,210	14,249
Piedmont SC Muni. Power Agency Rev	6.500%	1/1/2015 (3)(ETM)	2,035	2,394
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.125%	12/15/2010 (Prere.)	5,000	5,729
South Carolina Jobs Econ. Dev. Auth. Rev. (Bon Secours Health System)	5.625%	11/15/2030	10,000	10,487

				62,568

Texas (10.8%)
Austin TX Combined Util. System Rev	0.000%	5/15/2017 (3)	4,900	3,022
Austin TX Water & Wastewater System Rev	5.000%	5/15/2028 (1)	6,665	6,879
Brazos County TX Health Dev. (Franciscan Service Corp.)	5.375%	1/1/2022 (1)	5,750	5,921
Brazos River TX Harbor Navigation Dist. Brazoria County Environmental (Dow Chemical Co. Project) PUT	5.200%	5/15/2008	10,000	10,167
Harris County TX GO	0.000%	10/1/2014 (1)	5,550	3,923
Houston TX GO	5.750%	9/1/2010 (4)(Prere.)	2,735	2,931
Houston TX GO	5.750%	9/1/2010 (4)(Prere.)	4,105	4,399
Houston TX GO	5.750%	3/1/2014 (4)	260	278
Houston TX GO	5.750%	3/1/2015 (4)	265	284
Houston TX GO	5.750%	3/1/2016 (4)	395	423
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	0.000%	9/1/2018 (2)	16,285	9,400
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	0.000%	9/1/2021 (2)	22,720	11,192
Houston TX Water & Sewer System Rev	0.000%	12/1/2012 (2)	20,500	15,772
Lewisville TX Independent School Dist	0.000%	8/15/2016	5,630	3,615
Lewisville TX Independent School Dist	0.000%	8/15/2017	6,940	4,233
Lower Colorado River Auth. Texas Rev	5.875%	5/15/2009 (4)(Prere.)	10	11
Lower Colorado River Auth. Texas Rev	6.000%	5/15/2011 (4)	12,605	13,429
Lower Colorado River Auth. Texas Rev	5.875%	5/15/2016 (4)	27,490	29,194
Round Rock TX Independent School Dist. GO	0.000%	8/15/2011 (1)	5,000	4,073
San Antonio TX Electric & Gas Rev	5.750%	2/1/2010 (Prere.)	11,435	12,159
San Antonio TX Electric & Gas Rev	5.375%	2/1/2012 (Prere.)	10,000	10,727
Texas City TX IDA (ARCO Pipeline)	7.375%	10/1/2020	17,000	21,491
Texas Muni. Power Agency Rev	0.000%	9/1/2013 (1)	38,730	28,819
Texas Muni. Power Agency Rev	0.000%	9/1/2013 (1)(ETM)	940	699
Texas Muni. Power Agency Rev	0.000%	9/1/2015 (1)	16,405	11,065
Texas Muni. Power Agency Rev	0.000%	9/1/2015 (1)(ETM)	335	226
Texas Muni. Power Agency Rev	0.000%	9/1/2017 (1)	39,170	23,842
Texas Muni. Power Agency Rev	0.000%	9/1/2017 (1)(ETM)	800	489

				238,663

Utah (0.1%)
Intermountain Power Agency Utah Power Supply Rev	5.750%	7/1/2007 (1)(Prere.)	995	1,033
Intermountain Power Agency Utah Power Supply Rev	5.750%	7/1/2019 (1)	2,005	2,076

				3,109

Virgin Islands (0.2%)
Virgin Islands Public Finance Auth. Rev	6.500%	10/1/2024	5,000	5,439

Virginia (0.5%)
Virginia College Building Auth. Educ. Fac. Rev. (Washington & Lee Univ.)	5.750%	1/1/2034	9,540	11,493

Washington (1.6%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/2014 (1)	5,000	3,564
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/2017 (1)	11,685	7,154
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/2018 (1)	10,000	5,804
Port of Seattle WA Rev	5.625%	8/1/2010 (1)(Prere.)	7,735	8,248
Washington GO	6.750%	2/1/2015	3,450	3,947
Washington GO	5.625%	7/1/2025	7,030	7,406

				36,123

West Virginia (0.5%)
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/2014 (1)(ETM)	8,975	10,793

Wisconsin (1.5%)
Wisconsin Clean Water Rev	6.875%	6/1/2011	20,500	22,679
Wisconsin GO	5.750%	5/1/2011 (Prere.)	10,000	10,840

				33,519

Total Municipal Bonds
(Cost $1,902,142)				2,002,128

			Shares

Temporary Cash Investment (9.5%)

3 Vanguard Municipal Cash Management Fund, 3.560%
(Cost $210,889)			210,888,516	210,889

Total Investments (100.2%)
(Cost $2,113,031)				2,213,017

Other Assets and Liabilities—Net (-0.2%)				(4,229)

Net Assets (100%)				2,208,788

1	Securities with a value of $4,682,000 have been segregated as initial margin for open futures contracts.
2	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of July 31, 2006.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At July 31, 2006, the cost of investment securities for tax purposes was $2,131,370,000. Net unrealized appreciation of investment securities for tax purposes was $81,647,000, consisting of unrealized gains of $88,380,000 on securities that had risen in value since their purchase and $6,733,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices. At July 31, 2006, the aggregate settlement value of open futures contracts expiring in September 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

10-Year U.S. Treasury Note	480	50,895	267

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard High-Yield Tax-Exempt Fund
Schedule of Investments
July 31, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (97.4%)

Alabama (0.9%)
Alabama Special Care Fac. (Baptist Health System)	5.875%	11/15/2006 (1)(Prere.)	5,000	5,130
Camden AL Ind. Dev. Bank (Weyerhaeuser Co.)	6.125%	12/1/2024	3,000	3,249
Courtland AL Dev. Board Solid Waste Disposal Rev. (Champion International Corp.)	6.700%	11/1/2029	9,500	10,106
Courtland AL Dev. Board Solid Waste Disposal Rev. (International Paper Co.)	5.200%	6/1/2025	10,000	10,053
McIntosh AL IDR (Environmental Improvement)	5.375%	6/1/2028	17,000	17,242

				45,780

Arizona (1.8%)
Arizona Health Fac. Auth. Rev. (Banner Health) VRDO	3.630%	8/7/2006 (1)	30,000	30,000
Chandler AZ IDA Rev. ( Intel Corp. Project) PUT	4.375%	12/1/2010	17,500	17,649
Maricopa County AZ Pollution Control Corp. PCR (Southern California Edison Co.) PUT	2.900%	3/2/2009	16,500	15,877
Univ. of Arizona Board of Regents	6.200%	6/1/2016	26,660	30,365

				93,891

Arkansas (0.1%)
North Little Rock AR Electric Rev	6.500%	7/1/2015 (1)	3,450	3,957

California (13.8%)
ABAG Finance Auth. for Non-Profit Corp. California Multifamily Rev. (Housing Archstone Redwood)	5.300%	10/1/2008	10,000	10,195
Bay Area Toll Auth. CA Toll Bridge Rev	5.000%	4/1/2031	10,700	11,098
California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/2011 (Prere.)	830	901
California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/2011 (Prere.)	1,670	1,813
California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/2015	4,170	4,499
California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/2017	8,330	8,954
California GO	5.000%	8/1/2023 (4)	20,000	20,869
California GO	5.125%	2/1/2025	13,975	14,517
California GO	5.500%	2/1/2025	25,000	28,049
California Infrastructure & Econ. Dev. Bank Rev. (Workers' Compensation)	5.250%	10/1/2013 (2)	30,000	32,548
California PCR Financing Auth. Rev. (Pacific Gas & Electric Co.) PUT	3.500%	6/1/2007 (3)	25,000	24,902
California PCR Financing Auth. Solid Waste Disposal Rev. (Republic Services) PUT	5.250%	12/1/2017	17,155	17,929
California PCR Financing Auth. Solid Waste Disposal Rev. (Waste Management)	5.400%	4/1/2025	3,000	3,107
California PCR Financing Auth. Solid Waste Disposal Rev. (Waste Management)	5.000%	7/1/2027	6,185	6,211
1 California PCR Financing Auth. Solid Waste Disposal Rev. (Waste Management) PUT	4.850%	11/30/2007	7,000	7,064
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/2021	7,675	7,952
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/2022	5,000	5,165
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/2023	2,870	2,959
California Public Works Board Lease Rev. (Dept. of Corrections)	5.500%	6/1/2019	7,000	7,555
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/2012 (1)	25,000	27,139
California State Econ. Recovery Bonds	5.250%	7/1/2012	10,000	10,740
California State Econ. Recovery Bonds	5.250%	7/1/2014	30,000	32,607
California State Univ. Rev. Systemwide	5.000%	11/1/2020 (2)	20,995	22,072
California Statewide Community Dev. Auth. Multifamily Rev. (Archstone/Oak Ridge) PUT	5.300%	6/1/2008	5,650	5,744
California Statewide Community Dev. Auth. Multifamily Rev. (Archstone/Pelican Hill) PUT	5.300%	6/1/2008	5,000	5,084
California Statewide Community Dev. Auth. Multifamily Rev. (Archstone/River Meadows) PUT	5.300%	6/1/2008	5,000	5,084
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.100%	5/17/2010	22,000	22,515
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.250%	5/15/2013	37,785	38,668
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente)	5.250%	3/1/2045	75,000	77,043
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	4.350%	3/1/2007	13,500	13,536
Chula Vista CA IDR (San Diego Gas & Electric)	5.250%	12/1/2027	20,000	20,776
City of Carlsbad, CA Assessment Dist. Ltd.	5.150%	9/2/2029	2,170	2,170
City of Carlsbad, CA Assessment Dist. Ltd.	5.200%	9/2/2035	2,720	2,708
1 Clipper Tax-exempt TOB VRDO	3.770%	8/7/2006	26,934	26,934
Foothill/Eastern Corridor Agency California Toll Road Rev	0.000%	1/15/2028 (1)	25,000	23,282
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2013 (2)(Prere.)	20,885	22,276
Golden State Tobacco Securitization Corp. California	5.625%	6/1/2013 (Prere.)	7,000	7,727
Irving CA Special Tax Community Fac. Dist	5.200%	9/1/2026	750	756
Irving CA Special Tax Community Fac. Dist	5.250%	9/1/2036	2,000	2,019
Lincoln CA Special Tax Communities Fac. Dist	5.450%	9/1/2017	1,000	1,030
Lincoln CA Special Tax Communities Fac. Dist	5.750%	9/1/2020	1,000	1,045
Lincoln CA Special Tax Communities Fac. Dist	5.900%	9/1/2024	1,000	1,063
Lincoln CA Special Tax Communities Fac. Dist	5.950%	9/1/2028	4,000	4,242
Lincoln CA Special Tax Communities Fac. Dist	6.000%	9/1/2034	3,000	3,161
Los Angeles CA Dept. of Water & Power Rev	5.000%	7/1/2024 (4)	11,175	11,665
Poway CA USD Special Tax Comm. Fac. Dist	5.250%	9/1/2036	5,235	5,243
Roseville CA North Central Roseville Community Fac. Dist	5.400%	9/1/2008	1,860	1,892
San Bernardino County CA Medical Center COP	7.000%	8/1/2020	12,180	15,144
San Bernardino County CA Medical Center COP	6.875%	8/1/2024 (ETM)	25,220	32,240
San Diego CA USD GO	5.500%	7/1/2019 (1)	10,140	11,400
San Diego CA USD GO	5.500%	7/1/2021 (1)	12,725	14,378
San Diego CA USD GO	5.500%	7/1/2023 (1)	7,500	8,486
San Francisco CA City & County COP (San Bruno Jail)	5.250%	10/1/2033 (2)	10,000	10,385
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/2009 (1)	3,000	2,723
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/2025 (1)	12,900	5,327
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/2026 (1)	28,135	11,033
Santa Margarita CA Water Dist. Special Tax Community Fac. Dist. No. 99-1	6.000%	9/1/2030	3,000	3,141

				728,765

Colorado (2.6%)
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/2011	7,775	8,289
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/2012	8,200	8,727
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/2013	3,000	3,188
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/2015	5,130	5,442
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/2017	5,215	5,504
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.250%	9/1/2024	10,000	10,310
Colorado Health Fac. Auth. Rev. (Covenant Retirement Community Inc.)	5.250%	12/1/2025	15,500	15,751
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2008 (1)	14,000	12,888
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2009 (1)	16,195	14,316
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2010 (1)	7,185	6,090
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2012 (1)	26,795	20,874
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2013 (1)	5,000	3,723
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2014 (1)	8,000	5,680
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2015 (1)	5,000	3,381
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2018 (1)	5,000	2,889
Northwest Parkway Public Highway Auth. Colorado Convertible Rev	0.000%	6/15/2025 (4)	10,000	8,679

				135,731

Connecticut (1.7%)
Connecticut Dev. Auth. PCR (Connecticut Power & Light)	5.850%	9/1/2028	35,250	36,850
Connecticut Dev. Auth. PCR (Connecticut Power & Light) PUT	3.350%	10/1/2008 (2)	8,000	7,872
Connecticut GO	5.375%	4/15/2012 (Prere.)	5,000	5,395
Connecticut GO	5.375%	4/15/2012 (Prere.)	7,180	7,732
Connecticut GO	5.375%	4/15/2012 (Prere.)	10,000	10,769
Connecticut GO	5.375%	4/15/2012 (Prere.)	5,000	5,395
Connecticut GO	5.375%	11/15/2012 (Prere.)	5,000	5,431
Connecticut GO	5.375%	11/15/2021	5,000	5,350
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.250%	11/1/2008 (4)(Prere.)	5,880	6,127

				90,921

District of Columbia (1.2%)
District of Columbia Rev. (World Wildlife Fund)	6.000%	7/1/2030 (2)	12,815	13,811
Metro. Washington Airports Auth. Airport System Rev	5.500%	10/1/2009 (3)	6,795	6,968
Metro. Washington Airports Auth. Airport System Rev	5.500%	10/1/2010 (3)	7,270	7,454
Metro. Washington Airports Auth. Airport System Rev	5.500%	10/1/2013 (1)	2,500	2,675
Metro. Washington Airports Auth. Airport System Rev	5.500%	10/1/2016 (1)	2,775	2,965
Metro. Washington Airports Auth. Airport System Rev	5.500%	10/1/2017 (1)	2,000	2,123
Metro. Washington Airports Auth. Airport System Rev	5.500%	10/1/2018 (1)	2,000	2,123
Metro. Washington Airports Auth. Airport System Rev	5.500%	10/1/2027 (1)	24,000	25,457

				63,576

Florida (3.5%)
Baywinds Community Dev. Dist. Florida Special Assessment	4.900%	5/1/2012	1,400	1,408
Baywinds Community Dev. Dist. Florida Special Assessment	5.250%	5/1/2037	1,135	1,114
Beacon Lakes FL Community Dev.	6.900%	5/1/2035	18,300	19,875
Brevard County FL School Board COP	5.000%	7/1/2027 (2)	12,895	13,335
Broward County FL School Board COP	5.375%	7/1/2011 (4)(Prere.)	8,240	8,817
East Homestead Community Dev. Dist. FL Special Assmt Rev	5.000%	5/1/2011	2,000	2,009
2 Florida Housing Finance Agency Rev	5.750%	1/1/2037	30,000	31,911
Highlands County FL Health Rev. (Adventist Health System)	5.250%	11/15/2036	14,800	15,287
Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.750%	11/15/2011	1,475	1,531
Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.750%	11/15/2014	1,000	1,031
Miami-Dade County FL Aviation - Miami International Airport	5.000%	10/1/2038 (11)	8,770	8,892
Miami-Dade County FL School Board COP	5.250%	10/1/2018 (3)	7,915	8,462
Northern Palm Beach County FL Improvement Dist. Water Control & Improvement Unit Dev.	5.850%	8/1/2009 (Prere.)	1,575	1,640
Northern Palm Beach County FL Improvement Dist. Water Control & Improvement Unit Dev.	6.000%	8/1/2009 (Prere.)	2,000	2,136
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Healthcare)	5.375%	7/1/2020	1,100	1,082
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Healthcare)	5.700%	7/1/2026	1,000	1,005
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Healthcare)	4.750%	11/15/2036	10,000	9,704
Orlando FL Special Assessment Rev. (Conroy Road Interchange)	5.500%	5/1/2010	700	712
Orlando FL Special Assessment Rev. (Conroy Road Interchange)	5.800%	5/1/2026	3,000	3,070
Orlando FL Util. Comm. Water & Electric Rev	6.750%	10/1/2017 (ETM)	2,200	2,607
Palm Beach County FL Airport System Rev	5.750%	10/1/2012 (1)(ETM)	2,340	2,583
Palm Beach County FL Airport System Rev	5.750%	10/1/2012 (1)	7,220	7,908
Palm Beach County FL Airport System Rev	5.750%	10/1/2014 (1)(ETM)	2,060	2,318
Palm Beach County FL Airport System Rev	5.750%	10/1/2014 (1)	6,440	7,171
Portico Community Dev. Dist. FL Capital Improvement Rev	5.450%	5/1/2037	3,000	3,018
Tallahassee FL Health Fac. Rev. (Tallahassee Memorial Healthcare)	6.375%	12/1/2030	18,000	19,125
Tampa Bay FL Water Util. System Rev	5.250%	10/1/2015 (3)	1,180	1,289
Tampa Bay FL Water Util. System Rev	5.250%	10/1/2016 (3)	1,720	1,886
Wentworth Estates Community Dev. FL Special Assessment	5.125%	11/1/2012	3,500	3,511

				184,437

Georgia (1.5%)
Atlanta GA Tax Allocation Princeton Lakes Project	5.500%	1/1/2031	1,235	1,238
Cartersville GA Water & Waste Water Fac. (Anheuser-Busch Cos., Inc.)	7.400%	11/1/2010	5,000	5,614
Dalton County GA Dev. Auth. (Hamilton Health Care System)	5.500%	8/15/2017 (1)	5,000	5,379
Fulton County GA Residential Care Fac. (Canterbury Court)	6.125%	2/15/2034	2,000	2,044
Georgia Housing Finance Auth. Rev	5.000%	12/1/2026	4,750	4,771
Georgia Muni. Electric Power Auth. Rev	6.600%	1/1/2018 (1)(ETM)	95	111
Georgia Muni. Electric Power Auth. Rev	6.600%	1/1/2018 (1)	4,060	4,741
Georgia Muni. Electric Power Auth. Rev	6.600%	1/1/2018 (1)(ETM)	845	1,000
Muni. Electric Auth. Georgia Subordinate Bonds Project One PUT	5.000%	1/1/2009 (2)	27,300	28,030
Richmond County GA Dev. Auth. Environmental Improvement Rev	5.750%	11/1/2027	3,000	3,102
Winder-Barrow County GA Joint Dev. Auth. Solid Waste Disposal Rev. (Republic Services Inc.) VRDO	3.990%	8/7/2006	23,800	23,800

				79,830

Guam (0.1%)
Guam Govt. Waterworks Auth. Water & Wastewater System Rev	6.000%	7/1/2025	2,000	2,122
Guam Govt. Waterworks Auth. Water & Wastewater System Rev	5.875%	7/1/2035	5,000	5,220

				7,342

Hawaii (1.6%)
Hawaii GO	5.000%	7/1/2019 (2)	14,055	14,809
Hawaii GO	5.000%	7/1/2020 (2)	14,850	15,601
Hawaii Harbor Capital Improvement Rev	5.500%	7/1/2027 (1)	18,500	18,954
Honolulu HI City & County GO	5.250%	7/1/2012 (3)	4,950	5,303
Honolulu HI City & County GO	0.000%	7/1/2017 (3)	6,000	3,683
Honolulu HI City & County GO	0.000%	7/1/2018 (3)	2,000	1,165
Honolulu HI City & County GO	5.250%	7/1/2020 (3)	15,360	16,478
Honolulu HI City & County GO	5.000%	7/1/2022 (3)	8,115	8,470

				84,463

Idaho (0.0%)
Madison County ID Hosp. Rev	5.250%	9/1/2037	1,650	1,671

Illinois (2.5%)
Chicago IL GO	0.000%	1/1/2026 (1)	10,550	9,070
Chicago IL GO	0.000%	1/1/2027 (1)	10,075	8,642
Chicago IL Public Building Comm. GO	7.000%	1/1/2015 (1)(ETM)	7,155	7,988
Chicago IL Public Building Comm. GO	7.000%	1/1/2020 (1)(ETM)	10,000	12,577
Chicago IL Skyway Toll Bridge	5.500%	1/1/2011 (2)(Prere.)	20,000	21,539
Illinois Dev. Finance Auth. Solid Waste Disp. Rev. (Waste Management)	5.850%	2/1/2007	10,000	10,085
Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.)	5.500%	8/15/2043	9,000	9,500
Illinois Finance Auth. Rev. (Friendship Village Schaumburg)	5.625%	2/15/2037	3,000	3,019
Illinois Finance Auth. Rev. (Smith Village Project)	6.125%	11/15/2025	7,635	7,821
Illinois Finance Auth. Student Housing Rev	5.125%	6/1/2035	4,000	3,982
Illinois Health Fac. Auth. Rev. (Centegra Health System)	5.100%	9/1/2011 (2)	3,105	3,203
Illinois Health Fac. Auth. Rev. (Centegra Health System)	5.250%	9/1/2018 (2)	2,500	2,576
Illinois Sales Tax Rev	5.500%	6/15/2016 (3)	3,000	3,311
Illinois Sales Tax Rev	5.750%	6/15/2019 (3)	5,000	5,700
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	0.000%	12/15/2029 (1)	30,000	9,737
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev	5.250%	6/15/2042 (1)	10,000	10,449

				129,199

Indiana (1.6%)
Indiana Health Fac. Finance Auth. Rev. (Ancilla System, Inc.)	7.375%	7/1/2023 (ETM)	19,400	25,572
Indiana Office Building Comm. Rev. (Capitol Complex)	6.900%	7/1/2011	13,465	14,586
Indianapolis IN Airport Auth. Rev. (Federal Express Corp.)	5.100%	1/15/2017	21,000	21,561
Indianapolis IN Local Public Improvement Rev	6.750%	2/1/2014	21,500	24,429

				86,148

Iowa (0.5%)
Tobacco Settlement Financing Corp. Iowa Rev	0.000%	6/1/2034	25,000	24,020

Kansas (0.7%)
Olathe Kansas Senior Living Fac. Rev. Catholic Care Campus Inc.	6.000%	11/15/2026	2,000	2,089
Olathe Kansas Senior Living Fac. Rev. Catholic Care Campus Inc.	6.000%	11/15/2038	2,000	2,072
Overland Park KS Convention Center & Hotel Project	7.375%	1/1/2032	9,000	9,824
Overland Park KS Convention Center & Hotel Project	9.000%	1/1/2032	21,100	21,810
Salina KS Hosp. Rev. (Salina Regional Health)	4.500%	10/1/2026	1,000	956
Salina KS Hosp. Rev. (Salina Regional Health)	4.625%	10/1/2031	1,000	962
Salina KS Hosp. Rev. (Salina Regional Health)	5.000%	10/1/2036	825	838

				38,551

Kentucky (1.2%)
Jefferson County KY Health Fac. Rev. (Jewish Hosp. Health)	5.650%	1/1/2017 (2)	8,000	8,210
Jefferson County KY Health Fac. Rev. (Jewish Hosp. Health)	5.700%	1/1/2021 (2)	2,000	2,053
Kentucky Asset/Liability Comm. General Fund Rev	5.000%	9/1/2017 (1)	7,500	7,938
Kentucky Property & Building Comm. Rev	5.250%	10/1/2015 (4)	5,300	5,800
Kentucky Property & Building Comm. Rev	5.250%	10/1/2016 (4)	7,000	7,655
Kentucky Property & Building Comm. Rev	5.000%	10/1/2017 (2)	6,000	6,460
Kentucky Property & Building Comm. Rev	5.250%	10/1/2017 (4)	2,000	2,198
Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.250%	1/1/2011 (4)(Prere.)	6,000	6,350
Russell KY Rev. Bon Secours Health System	5.625%	11/15/2030	16,000	16,682

				63,346

Louisiana (0.5%)
Calcasieu Parish LA IDR PCR (Entergy Gulf States Inc.)	5.450%	7/1/2010	5,000	5,024
Louisiana GO	5.000%	10/15/2011 (2)	20,015	21,059

				26,083

Maine (0.2%)
Jay ME Solid Waste Disposal Rev	6.200%	9/1/2019	9,250	9,751

Maryland (1.6%)
Maryland Econ. Dev. Corp. (Chesapeake Bay Conference Center)	7.750%	12/1/2031	25,000	26,666
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.750%	7/1/2010 (Prere.)	15,000	16,713
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.750%	7/1/2021	3,930	4,148
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.000%	7/1/2022	3,000	3,239
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.250%	7/1/2028	8,070	8,277
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.000%	7/1/2032	6,500	6,987
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.250%	7/1/2034	15,500	15,822
Maryland Ind. Dev. Financing Auth. Econ. Dev. Rev. (Our Lady of Good Counsel School)	5.500%	5/1/2020	420	437
Maryland Ind. Dev. Financing Auth. Econ. Dev. Rev. (Our Lady of Good Counsel School)	6.000%	5/1/2035	2,000	2,108

				84,397

Massachusetts (4.0%)
Massachusetts Dev. Finance Agency Resource Recovery Rev. (Waste Management Inc.) PUT	6.900%	12/1/2009	2,000	2,156
Massachusetts GO	5.250%	8/1/2022 (1)	25,000	27,605
Massachusetts GO	5.250%	8/1/2023	30,000	32,992
Massachusetts GO	5.500%	12/1/2023 (2)	18,780	21,364
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.700%	7/1/2015	22,500	23,151
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	6.500%	7/1/2011	6,900	7,370
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	6.625%	7/1/2032	17,000	18,417
* Massachusetts Ind. Finance Agency Solid Waste Disposal Rev. (Massachusetts Paper Co.)	0.000%	11/1/2012	5,098	13
Massachusetts Muni. Wholesale Electric Co. Power System Rev	5.250%	7/1/2015 (1)	7,535	8,037
Massachusetts Special Obligation Dedicated Tax Rev	5.750%	1/1/2014 (3)(Prere.)	15,000	16,710
Massachusetts Water Resources Auth. Rev	6.500%	7/15/2019	43,700	51,151

				208,966

Michigan (1.5%)
Delta County MI Econ. Dev. Corp. Rev. (Mead Westvaco)	6.250%	4/15/2012 (Prere.)	11,000	12,334
Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System)	5.250%	11/15/2032	5,000	5,185
Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System)	5.250%	11/15/2046	55,000	56,573
Michigan Housing Dev. Auth. Rev. VRDO	3.730%	8/1/2006 (4)	4,000	4,000

				78,092

Minnesota (1.4%)
Breckenridge MN Rev. (Catholic Health Initiatives)	5.000%	5/1/2030	3,000	3,081
Minneapolis & St. Paul MN Metro. Airport	5.200%	1/1/2024 (2)	7,000	7,164
Minneapolis MN Health Care System (Allina Health System)	6.000%	11/15/2023	7,000	7,565
Minneapolis MN Health Care System (Allina Health System)	5.750%	11/15/2032	39,000	41,363
Rochester MN Health Care Fac. Rev. (Mayo Foundation)	5.375%	11/15/2018	8,850	9,143
Rochester MN Health Care Fac. Rev. (Mayo Foundation)	5.500%	11/15/2027	4,500	4,648

				72,964

Mississippi (0.2%)
Mississippi Dev. Bank Special Obligation Muni. Energy Agency Rev	5.000%	3/1/2031 (10)	11,365	11,643

Missouri (1.1%)
Missouri Dev. Finance Board Infrastructure Fac. Branson Landing Rev	5.000%	6/1/2035	4,000	3,994
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Mission Health System)	5.375%	11/15/2016 (1)	7,000	7,167
Missouri Jt. Muni. Electric Util. Comm. Power Project Rev. Plum Point Project	5.000%	1/1/2028 (1)	5,000	5,194
St. Louis MO Airport Rev. Lambert-St. Louis International Airport	5.500%	7/1/2027 (1)	10,000	11,360
St. Louis MO Airport Rev. Lambert-St. Louis International Airport	5.500%	7/1/2028 (1)	10,000	11,354
St. Louis MO Airport Rev. Lambert-St. Louis International Airport	5.500%	7/1/2029 (1)	6,000	6,815
Sugar Creek MO IDR Lafarge North America	5.650%	6/1/2037	11,000	11,354

				57,238

Nebraska (1.0%)
Lancaster County NE Hosp. Auth. Rev. (BryanLGH Medical Center)	5.250%	6/1/2031 (2)	5,500	5,667
Lincoln NE Lincoln Electric System Rev	5.250%	9/1/2016	21,345	22,628
Lincoln NE Lincoln Electric System Rev	5.250%	9/1/2017	22,370	23,525

				51,820

Nevada (0.8%)
Clark County NV PCR (Southern California Edison Co.) PUT	3.250%	3/2/2009	12,500	12,079
1 Las Vegas NV Convention & Visitors Auth. TOB VRDO	3.680%	8/7/2006 (2)	14,710	14,710
Washoe County NV Water Fac. Rev. (Sierra Pacific Power Co.) PUT	5.000%	7/1/2009	15,000	15,081

				41,870

New Hampshire (0.4%)
New Hampshire Business Finance Auth. PCR (United Illuminating) PUT	3.500%	2/1/2009	20,925	20,381

New Jersey (11.1%)
Gloucester County NJ Improvement Auth. Solid Waste Resource Rev. PUT	6.850%	12/1/2009	5,000	5,394
Gloucester County NJ Improvement Auth. Solid Waste Resource Rev. PUT	7.000%	12/1/2009	1,500	1,622
Hudson County NJ Improvement Auth. Solid Waste Systems Rev	6.125%	1/1/2019	2,000	2,008
Hudson County NJ Improvement Auth. Solid Waste Systems Rev	6.000%	1/1/2029	7,500	7,533
Hudson County NJ Improvement Auth. Solid Waste Systems Rev	6.125%	1/1/2029	10,000	10,045
Hudson County NJ Improvement Auth. Solid Waste Systems Rev	6.125%	1/1/2029	2,000	2,014
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.750%	6/15/2029	20,000	21,180
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/2031	6,500	6,735
New Jersey Econ. Dev. Auth. Rev. (Kapkowski Road Landfill - DST Project Elizabeth)	6.375%	5/15/2014 (Prere.)	2,250	2,613
New Jersey Econ. Dev. Auth. Rev. (Kapkowski Road Landfill - DST Project Elizabeth)	6.375%	5/15/2014 (Prere.)	30,500	35,415
New Jersey Econ. Dev. Auth. Rev. (Lions Gate Project)	5.000%	1/1/2015	825	827
New Jersey Econ. Dev. Auth. Rev. (Lions Gate Project)	5.750%	1/1/2025	710	723
New Jersey Econ. Dev. Auth. Rev. (Lions Gate Project)	5.875%	1/1/2037	1,230	1,254
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.)	5.250%	7/1/2024 (1)	18,055	19,919
New Jersey Econ. Dev. Auth. Rev. (Presbyterian Home at Montgomery)	6.375%	11/1/2031	10,000	10,521
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	12/15/2019 (2)	25,000	28,107
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/2025 (4)	15,000	17,094
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/2026 (2)	45,000	51,359
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/2027 (3)	30,000	34,279
New Jersey Econ. Dev. Auth. Special Fac. Rev. (Continental Airlines, Inc.)	6.625%	9/15/2012	14,000	14,738
New Jersey Sports & Exposition Auth. Rev	6.500%	3/1/2013 (ETM)	2,390	2,630
New Jersey Sports & Exposition Auth. Rev	6.500%	3/1/2013	12,610	13,843
New Jersey Transit Corp. Capital GAN	5.500%	2/1/2009 (2)	61,405	61,487
New Jersey Transp. Corp. COP	5.750%	9/15/2015	26,620	28,844
New Jersey Transp. Trust Fund Auth. Rev	5.500%	6/15/2013 (Prere.)	16,000	17,540
New Jersey Transp. Trust Fund Auth. Rev	5.500%	6/15/2013 (Prere.)	20,000	21,924
New Jersey Transp. Trust Fund Auth. Rev	5.500%	12/15/2021 (1)	79,000	89,103
New Jersey Transp. Trust Fund Auth. Rev	5.750%	6/15/2023 (3)	10,000	11,582
New Jersey Transp. Trust Fund Auth. Rev	0.000%	12/15/2033 (4)	50,000	13,404
New Jersey Transp. Trust Fund Auth. Rev	0.000%	12/15/2035 (2)	60,000	14,567
New Jersey Turnpike Auth. Rev	5.000%	1/1/2022 (4)	16,630	17,349
New Jersey Turnpike Auth. Rev	0.000%	1/1/2035 (2)	32,495	21,766

				587,419

New Mexico (0.9%)
New Mexico Highway Comm. Tax Rev	6.000%	6/15/2010 (Prere.)	11,000	11,855
New Mexico Hosp. Equipment Loan Council Hosp. System Rev. (Presbyterian Healthcare Services)	5.500%	8/1/2011 (Prere.)	27,550	29,719
Univ. of New Mexico Univ. Rev	5.000%	7/1/2032 (4) (7)	3,500	3,587

				45,161

New York (9.2%)
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2020 (4)	5,000	5,560
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2021 (4)	3,745	4,162
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2022 (4)	4,500	5,001
Essex County NY IDA Solid Waste Disposal Rev. (International Paper)	5.200%	12/1/2023	2,750	2,757
Liberty NY Dev. Corp. Rev. (Goldman Sachs Headquarters)	5.250%	10/1/2035	22,000	24,094
Long Island NY Power Auth. Electric System Rev	0.000%	6/1/2012 (4)	10,000	7,951
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.000%	4/1/2020 (1)(ETM)	18,000	21,037
Metro. New York Transp. Auth. Rev. (Service Contract)	7.375%	7/1/2008 (ETM)	8,685	9,081
Metro. New York Transp. Auth. Rev. (Service Contract)	5.500%	7/1/2014	15,460	16,965
Metro. New York Transp. Auth. Rev. (Service Contract)	5.500%	7/1/2015	28,165	31,084
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/2018 (2)	5,000	5,619
New York City NY GO	5.000%	3/1/2021	29,500	30,518
New York City NY GO	5.000%	3/1/2022	30,975	31,977
New York City NY GO	5.000%	4/1/2030	12,500	12,798
New York City NY IDA Special Fac. Rev	5.500%	1/1/2017	3,250	3,479
New York City NY IDA Special Fac. Rev	5.500%	1/1/2018	3,500	3,727
New York City NY IDA Special Fac. Rev	5.500%	1/1/2019	4,500	4,778
New York City NY IDA Special Fac. Rev	5.500%	1/1/2020	4,000	4,250
New York City NY IDA Special Fac. Rev	7.750%	8/1/2031	15,000	17,543
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.000%	6/15/2035 (1)	24,635	25,252
New York State Dormitory Auth. Rev. (City Univ.)	7.500%	7/1/2010	3,925	4,240
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/2017 (4)	8,000	8,476
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.500%	3/15/2019 (2)	10,000	11,221
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/2022 (4)	5,500	5,738
New York State Dormitory Auth. Rev. (State Univ.)	7.500%	5/15/2013	13,380	16,033
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	4.900%	11/1/2010 (1)	8,445	8,708
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	5.000%	11/1/2011 (1)	7,605	7,848
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	5.100%	11/1/2012 (1)	9,180	9,484
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/2020 (2)	20,000	22,570
New York State Urban Dev. Corp. Rev. (Personal Income Tax) GO	5.500%	3/15/2023 (1)	14,600	16,553
Niagara County NY IDA Solid Waste Disposal Rev. PUT	5.625%	11/15/2014	3,000	3,138
Port Auth. of New York & New Jersey Special Obligation Rev. (JFK International Airport)	6.250%	12/1/2008 (1)	4,000	4,199
Suffolk County NY IDA Continuing Care Retirement Rev. (Jeffersons Ferry Project)	5.000%	11/1/2028	2,000	2,006
Triborough Bridge & Tunnel Auth. New York Rev	5.500%	1/1/2017 (ETM)	10,000	11,019
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	11/15/2018	15,000	16,015
Triborough Bridge & Tunnel Auth. New York Rev	5.500%	11/15/2020 (1)	10,000	11,305
Triborough Bridge & Tunnel Auth. New York Rev. (Convention Center Project)	7.250%	1/1/2010	8,505	9,030
Westchester County NY Health Care Corp. Rev	5.875%	11/1/2025	11,500	11,634
Westchester County NY Health Care Corp. Rev	6.000%	11/1/2030	20,000	20,109
Westchester County NY IDA (Levister Redev. LLC) VRDO	3.650%	8/7/2006 LOC	19,500	19,500

				486,459

North Carolina (2.8%)
New Hanover County NC Hosp. Rev. (New Haven Regional Medical Center)	5.750%	10/1/2006 (2)(Prere.)	12,500	12,791
North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.)	5.250%	10/1/2039	35,000	36,131
North Carolina Eastern Muni. Power Agency Rev	5.375%	1/1/2013	17,455	18,537
North Carolina Eastern Muni. Power Agency Rev	5.500%	1/1/2014	6,000	6,453
North Carolina Eastern Muni. Power Agency Rev	5.500%	1/1/2015	8,000	8,515
North Carolina Eastern Muni. Power Agency Rev	5.500%	1/1/2016	3,000	3,181
North Carolina Eastern Muni. Power Agency Rev	5.500%	1/1/2017	2,000	2,115
North Carolina Eastern Muni. Power Agency Rev	6.500%	1/1/2018 (ETM)	6,665	8,091
North Carolina Medical Care Comm. Health Care Fac. (Pennbyrn)	6.125%	10/1/2035	12,500	12,834
North Carolina Medical Care Comm. Health Care Fac. (Presbyterian Homes)	6.875%	10/1/2010 (Prere.)	4,000	4,442
North Carolina Medical Care Comm. Health Care Fac. (Presbyterian Homes)	7.000%	10/1/2010 (Prere.)	15,000	16,721
North Carolina Medical Care Comm. Retirement Fac. Rev. (United Methodist Retirement Home)	7.250%	10/1/2009 (Prere.)	13,000	14,293
North Carolina Muni. Power Agency Rev	5.500%	1/1/2015 (1)	3,500	3,856

				147,960

Northern Mariana Islands (0.2%)
3 Northern Mariana Islands GO	7.375%	6/1/2030	10,500	11,405

Ohio (1.7%)
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)	5.200%	12/1/2006 (9)(ETM)	5,000	5,025
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)	5.750%	12/1/2007 (9)(ETM)	3,300	3,384
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)	5.350%	12/1/2008 (9)(ETM)	4,615	4,771
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)	5.400%	12/1/2009 (9)(ETM)	3,850	4,030
Ohio Common Schools PUT	2.450%	9/14/2007	7,400	7,260
2 Ohio Higher Educ. Fac. Comm. Rev. (Kenyon College)	5.000%	7/1/2041	21,000	21,223
Ohio Solid Waste Rev. (Waste Management Inc.) PUT	4.850%	11/1/2007	15,465	15,582
Ohio Water Dev. Auth. PCR	5.500%	12/1/2021	10,440	11,861
Parma OH Hosp. Improvement Rev. (Parma Community General Hosp.)	5.350%	11/1/2008 (Prere.)	2,500	2,608
Scioto County OH Marine Terminal Fac. (Norfolk Southern Corp.)	5.300%	8/15/2013	14,750	14,991

				90,735

Oklahoma (0.6%)
Oklahoma County OK Finance Auth. Rev. Retirement Fac	6.125%	11/15/2025	2,000	2,010
Oklahoma County OK Finance Auth. Rev. Retirement Fac	6.000%	11/15/2038	7,500	7,422
Oklahoma State Capitol Improvement Auth. Fac. Rev	5.000%	7/1/2020 (2)	4,250	4,468
Oklahoma State Capitol Improvement Auth. Fac. Rev	5.000%	7/1/2021 (2)	4,510	4,728
Tulsa OK Muni. Airport Transp. Rev. (American Airlines) PUT	5.650%	12/1/2008	15,500	15,552

				34,180

Oregon (0.2%)
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.250%	5/1/2021	5,000	5,195
Umatilla County OR Hosp. Fac. Auth. Rev. (Catholic Health Initiative)	5.750%	12/1/2020 (ETM)	1,405	1,513
Umatilla County OR Hosp. Fac. Auth. Rev. (Catholic Health Initiative)	5.750%	12/1/2020	1,595	1,699
Umatilla County OR Hosp. Fac. Auth. Rev. (Catholic Health Initiative)	5.000%	5/1/2032	3,000	3,056

				11,463

Pennsylvania (2.3%)
Allegheny County PA Airport Rev. (Pittsburgh International Airport)	5.750%	1/1/2011 (1)	6,000	6,396
Bucks County PA IDA (Chandler Health Care)	5.700%	5/1/2009	775	773
Bucks County PA IDA (Chandler Health Care)	6.200%	5/1/2019	1,000	1,001
Bucks County PA IDA Retirement Community Rev. (Ann's Choice)	6.250%	1/1/2035	3,000	3,132
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System)	5.500%	8/15/2023	27,700	30,312
Lebanon County PA Health Fac. Auth. (Pleasant View Retirement)	5.125%	12/15/2020	1,000	987
Lebanon County PA Health Fac. Auth. (Pleasant View Retirement)	5.300%	12/15/2026	500	495
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	5.000%	12/1/2014 (2)	6,000	6,309
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	5.000%	12/1/2015 (2)	3,500	3,685
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	4.625%	12/1/2018 (2)	10,500	10,533
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (Reliant Energy Seward Project)	6.750%	12/1/2036	10,000	10,718
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pennsylvania Health System)	5.000%	8/15/2014 (2)	10,000	10,650
Philadelphia PA Muni. Auth. Rev	5.250%	11/15/2014 (4)	10,000	10,701
Philadelphia PA Water & Waste Water Rev	7.000%	6/15/2011 (3)	21,500	24,412

				120,104

Puerto Rico (4.0%)
Puerto Rico GO	5.000%	7/1/2033	8,400	8,463
Puerto Rico Govt. Dev. Bank CP	3.850%	10/5/2006	24,000	23,986
Puerto Rico Muni. Finance Agency	5.250%	8/1/2018 (4)	23,570	25,861
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.500%	7/1/2024	17,040	18,047
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.250%	7/1/2033	24,750	25,574
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.375%	7/1/2034	17,200	17,942
Puerto Rico Public Buildings Auth. Govt. Fac. Rev. PUT	4.500%	7/1/2007	20,000	20,076
Puerto Rico Public Buildings Auth. Govt. Fac. Rev. PUT	5.000%	7/1/2012 (2)	33,000	34,704
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/2012 LOC	34,000	36,217

				210,870

South Carolina (2.7%)
Charleston SC Educ. Excellence Financing Corp. Rev	5.000%	12/1/2027	11,120	11,381
Charleston SC Educ. Excellence Financing Corp. Rev	5.250%	12/1/2029	22,500	23,511
Charleston SC Educ. Excellence Financing Corp. Rev	5.000%	12/1/2031	11,500	11,760
Greenville County SC School Dist. GO	5.000%	12/1/2027	35,000	35,965
Greenville County SC School Dist. GO	5.000%	12/1/2028	12,480	12,824
Lancaster County SC Assessment Rev	5.450%	12/1/2037	1,650	1,657
Richland County SC (International Paper)	6.100%	4/1/2023	22,750	24,458
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.375%	12/15/2010 (Prere.)	19,500	22,537

				144,093

Tennessee (3.6%)
Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	3.670%	8/1/2006 (2)	1,300	1,300
Memphis TN Electric System Rev	5.000%	12/1/2016 (1)	40,000	42,108
Memphis-Shelby County TN Airport Auth. Rev	5.050%	9/1/2012	5,100	5,315
Memphis-Shelby County TN Airport Auth. Rev	6.000%	3/1/2024 (2)	7,450	7,963
Metro. Govt. of Nashville & Davidson County TN Electric Rev	5.200%	5/15/2023	17,000	17,619
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/2011 (3)(Prere.)	10,865	11,723
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/2011 (3)(Prere.)	9,235	9,964
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/2015 (3)	4,070	4,371
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/2016 (3)	4,310	4,633
Metro. Govt. of Nashville & Davidson County TN GO	5.000%	1/1/2019 (1)	8,395	8,855
Springfield TN Health & Educ. Fac. Board Hosp. Rev. (Northcrest Medical Center)	4.900%	8/1/2008	1,300	1,299
Tennessee Energy Acquisition Corp. Gas Rev	5.000%	9/1/2014	25,370	26,725
Tennessee Energy Acquisition Corp. Gas Rev	5.000%	9/1/2015	30,495	32,209
Tennessee Housing Dev. Agency (Homeownership Program)	5.750%	1/1/2037	16,000	17,081

				191,165

Texas (5.5%)
Brazos River Auth. Texas Rev. (Reliant Energy Inc.)	7.750%	12/1/2018	5,000	5,345
Brazos River TX Harbor Navigation Dist. Brazoria County Environmental (Dow Chemical Co. Project) PUT	5.200%	5/15/2008	35,200	35,788
Gulf Coast TX Waste Disposal Auth. PCR (Amoco Oil Co.) PUT	2.000%	10/1/2006	28,500	28,384
Harris County TX GO	0.000%	10/1/2013 (1)	9,630	7,139
Harris County TX Hosp. Dist. Rev	7.400%	2/15/2010 (2)(ETM)	2,500	2,635
Harris County TX Hosp. Dist. Rev	7.400%	2/15/2010 (2)	6,535	6,979
Harris County TX Hosp. Dist. Rev	6.000%	2/15/2014 (1)	13,985	14,994
Houston TX Water & Sewer System Rev	0.000%	12/1/2010 (2)	5,000	4,188
Houston TX Water & Sewer System Rev	0.000%	12/1/2011 (2)	24,810	19,933
Houston TX Water & Sewer System Rev	0.000%	12/1/2012 (2)	26,000	20,003
Lower Colorado River Auth. Texas PCR (Samsung Austin Semiconductor LLC)	6.950%	4/1/2030	11,000	12,122
Matagorda County TX Navigation Dist. PCR (Centerpoint Energy)	5.600%	3/1/2027	7,500	7,828
Mesquite TX Health Fac. Dev. Christian Care Center Rev	5.500%	2/15/2025	2,100	2,142
Mesquite TX Health Fac. Dev. Christian Care Center Rev	5.625%	2/15/2035	3,400	3,485
1 Port Corpus Christi TX Auth. Rev. Solid Waste Disposal (Flint Hills Resources Project) VRDO	3.940%	8/7/2006	5,000	5,000
Port Corpus Christi TX Auth. Rev. Solid Waste Disposal (Flint Hills Resources Project) VRDO	3.940%	8/7/2006	7,500	7,500
Sabine River Auth. Texas PCR (Texas Util. Electric Co.) PUT	5.750%	11/1/2011	11,000	11,621
San Antonio TX Electric & Gas Rev	5.000%	2/1/2017 (ETM)	2,560	2,715
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2013	5,240	5,560
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2014	5,000	5,323
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2015	7,080	7,558
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2015	5,550	5,925
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2016	5,000	5,306
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2016	3,245	3,443
Texas Muni. Power Agency Rev	0.000%	9/1/2016 (1)(ETM)	280	180
Texas TRAN	4.500%	8/31/2006	21,015	21,028
Texas Transp. Comm. Mobility Fund GO	5.000%	4/1/2013	2,500	2,654
Texas Transp. Comm. Mobility Fund GO	5.000%	4/1/2014	6,650	7,085
Texas Turnpike Auth. Dallas Northway Rev. (President George Bush Turnpike)	0.000%	1/1/2011 (2)(ETM)	7,000	5,859
Texas Water Finance Assistance GO	5.750%	8/1/2031	21,395	22,916

				290,638

Virgin Islands (1.1%)
Virgin Islands Public Finance Auth. Rev	5.500%	10/1/2007	6,530	6,647
Virgin Islands Public Finance Auth. Rev	6.000%	10/1/2008	4,915	5,133
Virgin Islands Public Finance Auth. Rev	5.200%	10/1/2009	3,065	3,161
Virgin Islands Public Finance Auth. Rev	5.750%	10/1/2013	11,000	11,480
Virgin Islands Public Finance Auth. Rev	5.875%	10/1/2018	19,000	19,821
Virgin Islands Public Finance Auth. Rev	6.375%	10/1/2019	10,000	10,909

				57,151

Virginia (1.5%)
1 Alexandria VA Redev. & Housing Auth. Rev. (Portals West)	7.250%	10/1/2031	5,715	5,906
1 Alexandria VA Redev. & Housing Auth. Rev. (Portals West)	8.250%	4/1/2032	475	495
Chesterfield County VA Mortgage Rev. (Brandermill Woods)	6.500%	1/1/2028	15,026	15,396
Henrico County VA Econ. Dev. (Bon Secours)	5.600%	11/15/2030	7,600	7,929
Lynchburg VA IDA Healthcare Fac. Rev. (Centra Health)	5.200%	1/1/2008 (Prere.)	2,985	3,072
Lynchburg VA IDA Healthcare Fac. Rev. (Centra Health)	5.200%	1/1/2018	515	524
Norfolk VA Redev. Housing Auth. Rev	6.000%	1/1/2025	500	515
Norfolk VA Redev. Housing Auth. Rev	6.125%	1/1/2035	1,100	1,130
Pocahontas Parkway Assn. Virginia Route 895 Connector Toll Road Rev	5.250%	8/15/2007 (ETM)	4,600	4,674
Pocahontas Parkway Assn. Virginia Route 895 Connector Toll Road Rev	5.250%	8/15/2008 (Prere.)	6,000	6,284
Pocahontas Parkway Assn. Virginia Route 895 Connector Toll Road Rev	5.500%	8/15/2008 (Prere.)	24,000	25,252
Virginia Beach VA Dev. Auth. Residential Care Fac. Mortgage Rev. (Westminster Canterbury)	7.250%	11/1/2009 (Prere.)	9,000	10,085

				81,262

Washington (0.9%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/2010 (1)	19,550	16,708
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/2011 (1)	11,400	9,338
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/2012 (1)	19,650	15,428
Washington Health Care Fac. Auth. Rev. (Seattle Cancer Care) VRDO	3.660%	8/7/2006 LOC	4,150	4,150

				45,624

West Virginia (0.6%)
Mason County WV PCR Appalachian Power Co. Project	5.500%	10/1/2022	20,000	20,422
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/2013 (1)(ETM)	8,390	9,931

				30,353

Wisconsin (0.1%)
Wisconsin Health & Educ. Fac. Auth. Rev. (Beaver Dam Community Hosp.)	6.750%	8/15/2034	3,500	3,767

Wyoming (0.4%)
Uinta County WY PCR (Amoco) PUT	2.250%	7/1/2007	18,900	18,542

Total Municipal Bonds
(Cost $4,975,315)				5,133,184

Convertible Bond (0.1%)

UAL Corp.
(Cost $5,752)	5.000%	2/1/2021	5,552	5,043

			Shares

Temporary Cash Investment (2.9%)

4 Vanguard Municipal Cash Management Fund, 3.560%
(Cost $156,392)			156,391,565	156,392

Total Investments (100.4%)
(Cost $5,137,459)				5,294,619

Other Assets and Liabilities—Net (-0.4%)				(23,594)

Net Assets (100%)				5,271,025

*	Non-income-producing security--interest payments in default.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, the aggregate value of these securities was $60,109,000, representing 1.1% of net assets.
2	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of July 31, 2006.
3	Securities with a value of $9,776,000 have been segregated as initial margin for open futures contracts.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municiapl Cash Mangement Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At July 31, 2006, the cost of investment securities for tax purposes was $5,166,691,000. Net unrealized appreciation of investment securities for tax purposes was $127,928,000, consisting of unrealized gains of $154,568,000 on securities that had risen in value since their purchase and $26,640,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices. At July 31, 2006, the aggregate settlement value of open futures contracts expiring in September 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

30-Year U.S. Treasury Bond	(330)	35,733	(288)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Tax-Exempt Money Market Fund
Schedule of Investments
July 31, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (95.3%)

Alabama (0.6%)
1 Alabama Public School & College Auth. TOB VRDO	3.680%	8/7/2006 (3)	5,000	5,000
Birmingham AL GO VRDO	3.650%	8/7/2006 (2)	32,393	32,393
Birmingham AL Public Educ. Building Student Housing Rev. (Univ. Alabama Project) VRDO	3.650%	8/7/2006 LOC	18,220	18,220
Mobile AL IDR (Kimberly-Clark Tissue Co.) VRDO	3.660%	8/7/2006	33,550	33,550
1 Univ. of Alabama General Rev. TOB VRDO	3.680%	8/7/2006 (1)	2,500	2,500
1 Univ. of Alabama General Rev. TOB VRDO	3.690%	8/7/2006 (1)	16,910	16,910
1 Univ. of South Alabama Univ. Tuition Rev. & Capital Improvement TOB VRDO	3.680%	8/7/2006 (3)	7,885	7,885

				116,458

Alaska (0.2%)
Alaska Housing Finance Corp. (State Capital) VRDO	3.630%	8/7/2006 (1)	10,000	10,000
Alaska Housing Finance Corp. Home Mortgage VRDO	3.720%	8/7/2006 (4)	20,000	20,000
1 Alaska Housing Finance Corp. TOB VRDO	3.670%	8/7/2006 (3)	4,945	4,945
1 Alaska Housing Finance Corp. TOB VRDO	3.670%	8/7/2006 (1)	5,015	5,015
1 Alaska Housing Finance Corp. TOB VRDO	3.710%	8/7/2006	4,980	4,980

				44,940

Arizona (1.8%)
Arizona Health Fac. Auth. Rev. (Banner Health) VRDO	3.630%	8/7/2006 (3)	68,900	68,900
1 Arizona School Fac. Board Rev. TOB VRDO	3.680%	8/7/2006	7,700	7,700
1 Arizona State Univ. COP TOB VRDO	3.680%	8/7/2006 (2)	5,385	5,385
1 Arizona State Univ. COP TOB VRDO	3.680%	8/7/2006 (2)	5,470	5,470
1 Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West) TOB VRDO	3.700%	8/7/2006 LOC	69,465	69,465
McAllister Academic Village AZ LLC Rev. (Arizona State Univ.) VRDO	3.640%	8/7/2006 (2)	15,000	15,000
1 Mesa AZ Util. System Rev. TOB VRDO	3.680%	8/7/2006 (4)	5,225	5,225
Nanotechnology Research Arizona Lease Rev. (Arizona State Univ. Project) VRDO	3.640%	8/7/2006 (1)	19,175	19,175
1 Phoenix AZ Civic Improvement Corp. Transit Rev. TOB VRDO	3.680%	8/7/2006 (3)	4,675	4,675
1 Reset Optional Certifications Various States TOB VRDO	3.740%	8/7/2006	93,910	93,910
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. CP	3.680%	9/7/2006	10,006	10,006
1 Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	3.680%	8/7/2006	6,850	6,850
1 Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	3.690%	8/7/2006	16,000	16,000
Tempe AZ Transit Excise Tax Rev. VRDO	3.670%	8/7/2006	15,175	15,175

				342,936

Arkansas (0.2%)
Pulaski County AR Health Fac. St. Vincent Infirmary (Catholic Health Initiatives) VRDO	3.660%	8/7/2006	34,600	34,600

California (2.1%)
Access To Loans For Learning Student Loan Corp. California Rev. Student Loan Program PUT	3.700%	8/7/2006 LOC	26,650	26,650
Access To Loans For Learning Student Loan Corp. California Rev. Student Loan Program PUT	3.780%	6/1/2007 LOC	11,000	11,000
Access To Loans For Learning Student Loan Corp. California Rev. Student Loan Program VRDO	3.650%	8/7/2006 LOC	10,500	10,500
Access To Loans For Learning Student Loan Corp. California Rev. Student Loan Program VRDO	3.650%	8/7/2006 LOC	18,800	18,800
Access To Loans For Learning Student Loan Corp. California Rev. Student Loan Program VRDO	3.700%	8/7/2006 (2)	25,000	25,000
1 California Housing Finance Agency Home Mortgage Rev. TOB VRDO	3.680%	8/7/2006	6,620	6,620
1 California Housing Finance Agency Home Mortgage Rev. TOB VRDO	3.710%	8/7/2006	54,610	54,610
1 California Housing Finance Agency Home Mortgage Rev. TOB VRDO	3.710%	8/7/2006	12,020	12,020
California Housing Finance Agency Home Mortgage Rev. VRDO	3.680%	8/1/2006	38,895	38,895
1 California Public Works Board Lease Rev. (Univ. of California) TOB VRDO	3.680%	8/7/2006 (1)	17,370	17,370
Los Angeles CA TRAN	4.500%	6/29/2007	50,000	50,331
Sacramento County CA TRAN	4.500%	7/17/2007	50,000	50,373
San Diego CA USD TRAN	4.500%	7/24/2007	25,000	25,188
1 Santa Margarita/Dana Point CA Auth. Rev. TOB VRDO	3.680%	8/7/2006 (2)	5,220	5,220
1 Southern California Home Financing Auth. Single Family Mortgage Rev. TOB VRDO	3.710%	8/7/2006	10,440	10,440
Ventura County CA TRAN	4.500%	7/2/2007	21,000	21,149

				384,166

Colorado (4.5%)
Colorado Educ. & Cultural Fac. Auth. Nature Conservancy Project VRDO	3.640%	8/7/2006	5,311	5,311
Colorado General Fund TRAN	4.500%	6/27/2007	75,000	75,480
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) VRDO	3.660%	8/7/2006	34,570	34,570
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) VRDO	3.660%	8/7/2006	71,100	71,100
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.) VRDO	3.650%	8/7/2006	30,000	30,000
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.) VRDO	3.670%	8/7/2006	35,760	35,760
Colorado Health Fac. Auth. Rev. (Sisters of Charity Leavenworth) VRDO	3.650%	8/7/2006	14,400	14,400
Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds VRDO	3.670%	8/7/2006 (1)	29,305	29,305
Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds VRDO	3.670%	8/7/2006	19,825	19,825
Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds VRDO	3.720%	8/7/2006	19,715	19,715
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.670%	8/7/2006	42,925	42,925
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.670%	8/7/2006	34,500	34,500
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.670%	8/7/2006	5,000	5,000
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.670%	8/7/2006	21,925	21,925
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.670%	8/7/2006	48,985	48,985
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.720%	8/7/2006	24,315	24,315
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.720%	8/7/2006	10,000	10,000
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.720%	8/7/2006	17,000	17,000
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.720%	8/7/2006	15,000	15,000
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.720%	8/7/2006	40,030	40,030
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	3.720%	8/7/2006	9,820	9,820
1 Colorado Springs CO Util. System Rev. TOB VRDO	3.680%	8/7/2006	4,240	4,240
Colorado Springs CO Util. System Rev. VRDO	3.620%	8/7/2006	17,300	17,300
1 Denver CO City & County Airport Rev. TOB VRDO	3.680%	8/7/2006 (10)	7,250	7,250
1 Denver CO City & County Airport Rev. TOB VRDO	3.680%	8/7/2006 (10)	5,285	5,285
1 Denver CO City & County Airport Rev. TOB VRDO	3.720%	8/7/2006 (4)	1,500	1,500
Denver CO City & County Airport Rev. VRDO	3.690%	8/7/2006 (11)	22,000	22,000
Denver CO City & County Airport Rev. VRDO	3.700%	8/7/2006 (1)	10,000	10,000
Denver CO City & County Airport Rev. VRDO	3.720%	8/7/2006 (1)	100,590	100,590
Denver CO City & County COP (Wellington E. Webb Municipal Office Building) VRDO	3.650%	8/7/2006 (2)	39,900	39,900
1 Jefferson County CO School Dist. TOB VRDO	3.680%	8/7/2006 (4)	11,385	11,385
Lowry Econ. Redev. Auth. Colorado Rev. VRDO	3.650%	8/7/2006 LOC	3,465	3,465
1 Univ. of Colorado Enterprise System Rev. TOB VRDO	3.690%	8/7/2006 (3)	4,620	4,620

				832,501

Connecticut (0.4%)
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure) VRDO	3.670%	8/7/2006 (3)	24,935	24,935
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure) VRDO	3.670%	8/7/2006 (2)	25,705	25,705
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure) VRDO	3.670%	8/7/2006 (2)	5,315	5,315
1 Connecticut State Housing Finance Auth. TOB VRDO	3.750%	8/7/2006	9,000	9,000

				64,955

Delaware (0.3%)
1 GS Pool Trust TOB VRDO	3.770%	8/7/2006 (11)	23,000	23,000
1 GS Pool Trust TOB VRDO	3.770%	8/7/2006	8,200	8,200
New Castle County DE Airport Fac. Rev. (FlightSafety) VRDO	3.690%	8/7/2006	16,600	16,600

				47,800

District of Columbia (2.1%)
District of Columbia (Henry J. Kaiser Family Foundation) VRDO	3.690%	8/7/2006	12,000	12,000
District of Columbia (National Geographic Society) VRDO	3.640%	8/7/2006	17,670	17,670
District of Columbia (National Public Radio Inc.) VRDO	3.640%	8/7/2006 LOC	18,530	18,530
1 District of Columbia GO TOB VRDO	3.680%	8/7/2006 (4)	3,750	3,750
1 District of Columbia GO TOB VRDO	3.680%	8/7/2006 (4)	5,220	5,220
1 District of Columbia GO TOB VRDO	3.690%	8/7/2006 (2)	4,490	4,490
District of Columbia GO VRDO	3.640%	8/7/2006 (3)	59,800	59,800
District of Columbia GO VRDO	3.670%	8/7/2006 (1)	45,495	45,495
District of Columbia Rev. (American College of Cardiology) VRDO	3.640%	8/7/2006 LOC	13,000	13,000
District of Columbia Rev. (Georgetown Day School) VRDO	3.640%	8/7/2006 LOC	18,000	18,000
District of Columbia TRAN	4.000%	9/29/2006	25,000	25,029
District of Columbia Univ. Rev. (George Washington Univ.) VRDO	3.660%	8/7/2006 (1)	47,565	47,565
Metro. Washington Airports Auth. Airport System Rev. CP	3.780%	12/14/2006 LOC	23,000	23,000
1 Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	3.710%	8/7/2006 (1)	19,195	19,195
1 Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	3.710%	8/7/2006 (4)	12,000	12,000
1 Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	3.720%	8/7/2006 (1)	10,250	10,250
1 Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	3.720%	8/7/2006 (1)	6,510	6,510
1 Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	3.730%	8/7/2006 (4)	6,000	6,000
1 Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	3.730%	8/7/2006 (1)	19,000	19,000
1 Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	3.730%	8/7/2006 (4)	22,600	22,600

				389,104

Florida (3.8%)
Brevard County FL School Board Rev. RAN	4.500%	4/27/2007	20,000	20,110
1 Broward County FL GO (Parks & Land Preservation Project) TOB VRDO	3.680%	8/7/2006	6,940	6,940
1 Broward County FL School Board COP TOB VRDO	3.680%	8/7/2006 (4)	5,170	5,170
1 Broward County FL School Board COP TOB VRDO	3.680%	8/7/2006 (4)	6,615	6,615
1 Broward County FL School Board COP TOB VRDO	3.680%	8/7/2006 (4)	5,275	5,275
1 Broward County FL School Board COP TOB VRDO	3.680%	8/7/2006 (4)	9,960	9,960
1 Collier County FL School Board COP TOB VRDO	3.680%	8/7/2006 (4)	6,075	6,075
1 Collier County FL School Board COP TOB VRDO	3.680%	8/7/2006 (4)	5,160	5,160
1 Collier County FL School Board COP TOB VRDO	3.680%	8/7/2006 (4)	3,945	3,945
Dade County FL Water & Sewer System Rev. VRDO	3.620%	8/7/2006 (3)	24,300	24,300
1 Florida Board of Educ. Capital Outlay TOB VRDO	3.680%	8/7/2006	7,980	7,980
1 Florida Board of Educ. Public Educ. Capital Outlay TOB VRDO	3.690%	8/7/2006	15,000	15,000
1 Florida Board of Educ. Public Educ. TOB VRDO	3.680%	8/7/2006 (1)	6,420	6,420
1 Florida Board of Educ. Public Educ. TOB VRDO	3.690%	8/7/2006 (1)	7,880	7,880
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/2007 (3)	5,450	5,524
1 Florida Board of Educ. Rev. (Lottery Rev.) TOB VRDO	3.680%	8/7/2006 (3)	11,215	11,215
1 Florida Board of Educ. Rev. (Lottery Rev.) TOB VRDO	3.680%	8/7/2006 (1)	28,205	28,205
1 Florida Board of Educ. TOB VRDO	3.680%	8/7/2006	15,320	15,320
1 Florida Correctional Privatization Comm. COP TOB VRDO	3.680%	8/7/2006 (2)	7,945	7,945
1 Florida Dept. of Transp. TOB PUT	3.450%	8/10/2006	14,525	14,525
1 Florida Dept. of Transp. TOB PUT	3.350%	11/14/2006	34,895	34,895
1 Florida Dept. of Transp. TOB VRDO	3.680%	8/7/2006	7,500	7,500
Florida Gulf Coast Univ. Financing Corp. VRDO	3.700%	8/7/2006 LOC	10,400	10,400
1 Florida Housing Finance Agency Rev. TOB VRDO	3.750%	8/7/2006	7,600	7,600
Florida Muni. Power Agency Rev. (Stanton Project) VRDO	3.640%	8/7/2006 (1)	1,990	1,990
1 Florida Turnpike Auth. Rev. TOB VRDO	3.680%	8/7/2006 (2)	5,450	5,450
1 Highlands County FL Health Rev. (Adventist Health System) TOB VRDO	3.690%	8/7/2006 LOC	1,725	1,725
Highlands County FL Health Rev. (Adventist Health System) VRDO	3.630%	8/7/2006 (3)	22,500	22,500
1 Hillsborough County FL School Board COP TOB VRDO	3.680%	8/7/2006 (1)	5,105	5,105
1 Hillsborough County FL Water & Sewer Rev. TOB VRDO	3.680%	8/7/2006 (2)	10,095	10,095
1 Jacksonville FL Electric Auth. Water & Sewer Rev. TOB VRDO	3.680%	8/7/2006 (3)	4,155	4,155
Miami FL Parking System Rev. VRDO	3.600%	8/7/2006 (2)	10,000	10,000
1 Miami-Dade County FL Aviation - MiamI International Airport TOB VRDO	3.680%	8/7/2006 (3)	10,105	10,105
1 Miami-Dade County FL Aviation - Miami International Airport TOB VRDO	3.690%	8/7/2006 (3)	17,120	17,120
1 Miami-Dade County FL Aviation - Miami International Airport TOB VRDO	3.720%	8/7/2006 (1)	5,350	5,350
1 Miami-Dade County FL Aviation - Miami International Airport TOB VRDO	3.720%	8/7/2006 (11)	1,990	1,990
1 Miami-Dade County FL Aviation - Miami International Airport TOB VRDO	3.720%	8/7/2006 (10)	8,700	8,700
1 Miami-Dade County FL Aviation - Miami International Airport TOB VRDO	3.730%	8/7/2006 (10)	2,475	2,475
1 Miami-Dade County FL Parks Program TOB VRDO	3.680%	8/7/2006 (1)	5,365	5,365
1 Miami-Dade County FL School Board COP TOB VRDO	3.690%	8/7/2006 (2)	11,880	11,880
1 Miami-Dade County FL School Board TOB VRDO	3.680%	8/7/2006 (3)	3,100	3,100
Miami-Dade County FL Water & Sewer Rev. VRDO	3.650%	8/7/2006 (4)	16,090	16,090
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare) VRDO	3.690%	8/1/2006 LOC	4,400	4,400
1 Orange County FL Housing Finance Auth. Single Family Mortgage Rev. TOB VRDO	3.720%	8/7/2006	4,580	4,580
1 Orange County FL Housing Finance Auth. Single Family Mortgage Rev. TOB VRDO	3.720%	8/7/2006	10,715	10,715
1 Orange County FL Sales Tax Rev. TOB VRDO	3.680%	8/7/2006 (3)	3,920	3,920
1 Orange County FL School Board TOB PUT	3.450%	8/10/2006 (1)	11,695	11,695
1 Orange County FL School Board TOB VRDO	3.680%	8/7/2006 (3)	11,475	11,475
1 Orlando & Orange County FL Expressway Auth. TOB VRDO	3.680%	8/7/2006 (2)	4,500	4,500
Orlando & Orange County FL Expressway Auth. VRDO	3.610%	8/7/2006 (2)	11,600	11,600
Orlando & Orange County FL Expressway Auth. VRDO	3.620%	8/7/2006 (4)	6,550	6,550
Orlando & Orange County FL Expressway Auth. VRDO	3.620%	8/7/2006 (4)	14,410	14,410
Orlando & Orange County FL Expressway Auth. VRDO	3.620%	8/7/2006 (4)	18,800	18,800
Palm Beach County FL Rev. (Community Foundation Palm Beach Project) VRDO	3.660%	8/7/2006 LOC	5,700	5,700
1 Palm Beach County FL School Board COP TOB VRDO	3.680%	8/7/2006 (3)	4,165	4,165
Port St. Lucie FL Rev. VRDO	3.650%	8/7/2006 (1)	57,400	57,400
1 Reedy Creek FL Improvement Dist. Util. Rev. TOB VRDO	3.680%	8/7/2006 (2)	6,445	6,445
1 Sarasota County FL Util. System Rev. TOB VRDO	3.680%	8/7/2006 (3)	7,965	7,965
Sarasota FL Manatee Airport Auth. Rev. VRDO	3.690%	8/1/2006 LOC	10,000	10,000
Sunshine State Florida Govt. Financing Comm. Rev. VRDO	3.620%	8/7/2006 (2)	36,625	36,625
Sunshine State Florida Govt. Financing Comm. Rev. VRDO	3.670%	8/7/2006 (2)	31,955	31,955
1 Tampa Bay FL Water Util. System Rev. TOB VRDO	3.680%	8/7/2006 (3)(Prere.)	2,500	2,500
West Palm Beach FL Util. System Rev. VRDO	3.620%	8/7/2006 (3)	18,375	18,375

				700,929

Georgia (4.3%)
1 Atlanta GA Airport General Rev. TOB VRDO	3.720%	8/7/2006 (3)	2,135	2,135
Atlanta GA Airport General Rev. VRDO	3.630%	8/7/2006 (1)	62,710	62,710
Atlanta GA Airport General Rev. VRDO	3.640%	8/7/2006 (1)	35,300	35,300
1 Atlanta GA Airport Passenger Charge Rev. TOB VRDO	3.680%	8/7/2006 (4)	13,500	13,500
Atlanta GA Tax Allocation (Atlantic Station) VRDO	3.740%	8/7/2006 LOC	15,000	15,000
1 Atlanta GA Water & Wastewater Rev. TOB VRDO	3.670%	8/7/2006 (4)	11,625	11,625
1 Atlanta GA Water & Wastewater Rev. TOB VRDO	3.670%	8/7/2006 (4)	6,275	6,275
1 Atlanta GA Water & Wastewater Rev. TOB VRDO	3.680%	8/7/2006 (1)	9,995	9,995
1 Atlanta GA Water & Wastewater Rev. TOB VRDO	3.680%	8/7/2006 (3)	18,495	18,495
1 Atlanta GA Water & Wastewater Rev. TOB VRDO	3.680%	8/7/2006 (4)	5,000	5,000
1 Atlanta GA Water & Wastewater Rev. TOB VRDO	3.680%	8/7/2006 (4)	6,130	6,130
1 Atlanta GA Water & Wastewater Rev. TOB VRDO	3.690%	8/7/2006 (4)	32,900	32,900
Atlanta GA Water & Wastewater Rev. VRDO	3.680%	8/1/2006 (4)	800	800
Atlanta GA Water & Wastewater Rev. VRDO	3.650%	8/7/2006 (4)	125,030	125,030
Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.) VRDO	3.670%	8/7/2006 (3)	53,265	53,265
Clayton County GA School Dist. TAN	4.500%	12/22/2006	30,000	30,075
Coweta County GA Dev. Auth. Rev. (Metro Atlanta YMCA Project) VRDO	3.640%	8/7/2006 LOC	7,500	7,500
1 DeKalb County GA Water & Sewer Rev. TOB VRDO	3.680%	8/7/2006 (4)	4,370	4,370
Floyd County GA Dev. Auth. Rev. (Berry College) VRDO	3.640%	8/7/2006 LOC	20,300	20,300
Floyd County GA Dev. Auth. Rev. (Berry College) VRDO	3.640%	8/7/2006 LOC	8,300	8,300
Forsyth County GA Water & Sewer Auth. Rev. VRDO	3.650%	8/7/2006	10,000	10,000
Fulco GA Hosp. Auth. Rev. (Piedmont Hosp.) VRDO	3.630%	8/7/2006 LOC	12,600	12,600
Fulco GA Hosp. Auth. Rev. (Shepherd Center) VRDO	3.640%	8/7/2006 LOC	7,300	7,300
Fulton County GA Dev. Auth. (Robert A. Woodruff Arts Center) VRDO	3.640%	8/7/2006	43,280	43,280
Fulton County GA Dev. Auth. (Woodward Academy Project) VRDO	3.640%	8/7/2006 LOC	14,570	14,570
1 Fulton County GA Fac. Corp. COP (Fulton County GA Public Purpose Project) TOB VRDO	3.690%	8/7/2006 (2)	16,695	16,695
1 Fulton County GA School Dist. TOB VRDO	3.690%	8/7/2006	21,000	21,000
1 Fulton County GA Water & Sewer Rev. TOB VRDO	3.690%	8/7/2006 (3)	3,300	3,300
1 Georgia GO TOB VRDO	3.680%	8/7/2006	31,315	31,315
1 Georgia GO TOB VRDO	3.680%	8/7/2006	1,100	1,100
1 Georgia GO TOB VRDO	3.680%	8/7/2006	6,170	6,170
1 Georgia GO TOB VRDO	3.680%	8/7/2006	2,600	2,600
1 Gwinnett County GA Dev. Auth. COP TOB VRDO	3.680%	8/7/2006 (1)	6,765	6,765
1 Gwinnett County GA Dev. Auth. COP TOB VRDO	3.680%	8/7/2006 (1)	7,815	7,815
Gwinnett County GA Hosp. Auth. Rev. (Gwinnett Hosp. System Inc.) VRDO	3.640%	8/7/2006 LOC	13,000	13,000
Gwinnett County GA Hosp. Auth. Rev. (Gwinnett Hosp. System Inc.) VRDO	3.640%	8/7/2006 LOC	31,000	31,000
Macon-Bibb County GA Hosp. Auth. (Medical Center of Cenrtal Georgia) VRDO	3.630%	8/7/2006 (2)	45,000	45,000
Macon-Bibb County GA Hosp. Auth. (Medical Center of Central Georgia) VRDO	3.640%	8/7/2006 LOC	19,765	19,765
1 Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev. TOB PUT	3.540%	8/17/2006 (4)	3,180	3,180
Richmond County GA Hosp. Auth. (Univ. of Health Services) VRDO	3.640%	8/7/2006 LOC	33,000	33,000

				798,160

Hawaii (0.4%)
1 Hawaii Airport System Rev. TOB VRDO	3.720%	8/7/2006 (3)	1,330	1,330
1 Hawaii Airport System Rev. TOB VRDO	3.720%	8/7/2006 (3)	4,230	4,230
1 Hawaii GO TOB VRDO	3.680%	8/7/2006 (1)	5,285	5,285
1 Hawaii GO TOB VRDO	3.680%	8/7/2006 (1)	6,070	6,070
1 Hawaii GO TOB VRDO	3.680%	8/7/2006 (1)	6,355	6,355
1 Hawaii GO TOB VRDO	3.680%	8/7/2006 (4)	14,300	14,300
1 Hawaii GO TOB VRDO	3.690%	8/7/2006 (4)	8,435	8,435
1 Honolulu HI City & County TOB PUT	3.540%	8/17/2006 (3)	6,115	6,115
1 Honolulu HI City & County TOB VRDO	3.680%	8/7/2006 (1)	4,595	4,595
1 Honolulu HI City & County TOB VRDO	3.680%	8/7/2006 (1)	3,645	3,645
1 Honolulu HI City & County TOB VRDO	3.680%	8/7/2006 (3)	3,540	3,540
1 Honolulu HI City & County TOB VRDO	3.690%	8/7/2006 (1)	7,500	7,500

				71,400

Idaho (0.6%)
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	3.720%	8/7/2006	7,320	7,320
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	3.720%	8/7/2006	6,580	6,580
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	3.720%	8/7/2006	6,185	6,185
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	3.720%	8/7/2006	10,665	10,665
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	3.720%	8/7/2006	12,000	12,000
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	3.720%	8/7/2006	10,500	10,500
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	3.720%	8/7/2006	9,875	9,875
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	3.720%	8/7/2006	9,875	9,875
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	3.720%	8/7/2006	11,440	11,440
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	3.720%	8/7/2006	12,335	12,335
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	3.720%	8/7/2006	12,100	12,100
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	3.720%	8/7/2006	9,450	9,450

				118,325

Illinois (10.1%)
Bartlett IL Special Services Area (Bluff City LLC) VRDO	3.660%	8/7/2006 LOC	16,600	16,600
1 Chicago IL Board of Educ. TOB PUT	3.450%	8/10/2006 (1)	6,005	6,005
1 Chicago IL Board of Educ. TOB VRDO	3.680%	8/7/2006 (1)	5,260	5,260
1 Chicago IL Board of Educ. TOB VRDO	3.680%	8/7/2006 (2)	12,095	12,095
Chicago IL Board of Educ. VRDO	3.630%	8/7/2006 (4)	69,100	69,100
Chicago IL Board of Educ. VRDO	3.630%	8/7/2006 (4)	62,100	62,100
Chicago IL Board of Educ. VRDO	3.650%	8/7/2006 (4)	40,910	40,910
1 Chicago IL GO TOB VRDO	3.580%	8/7/2006 (2)	3,275	3,275
1 Chicago IL GO TOB VRDO	3.670%	8/7/2006 (4)	17,990	17,990
1 Chicago IL GO TOB VRDO	3.680%	8/7/2006 (4)	5,265	5,265
1 Chicago IL GO TOB VRDO	3.680%	8/7/2006 (2)	19,995	19,995
1 Chicago IL GO TOB VRDO	3.680%	8/7/2006 (3)	7,905	7,905
1 Chicago IL GO TOB VRDO	3.680%	8/7/2006 (1)	5,475	5,475
1 Chicago IL GO TOB VRDO	3.680%	8/7/2006 (4)	4,970	4,970
1 Chicago IL GO TOB VRDO	3.680%	8/7/2006 (1)	2,600	2,600
1 Chicago IL GO TOB VRDO	3.690%	8/7/2006 (4)	4,055	4,055
1 Chicago IL GO TOB VRDO	3.690%	8/7/2006 (1)	2,500	2,500
Chicago IL GO VRDO	3.640%	8/7/2006 (4)	30,290	30,290
Chicago IL GO VRDO	3.650%	8/7/2006 (4)	13,000	13,000
Chicago IL GO VRDO	3.660%	8/7/2006 (3)	45,000	45,000
1 Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	3.680%	8/7/2006	5,270	5,270
1 Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	3.680%	8/7/2006	10,700	10,700
Chicago IL Midway Airport Rev. CP	3.750%	12/1/2006 LOC	5,000	5,000
1 Chicago IL Park Dist. TOB VRDO	3.680%	8/7/2006 (3)	9,990	9,990
1 Chicago IL Park Dist. TOB VRDO	3.680%	8/7/2006 (3)	5,220	5,220
1 Chicago IL Park Dist. TOB VRDO	3.680%	8/7/2006 (3)	5,580	5,580
1 Chicago IL Public Building Comm. (Chicago School Reform Board) TOB VRDO	3.680%	8/7/2006 (3)	5,400	5,400
1 Chicago IL Sales Tax Rev. TOB VRDO	3.680%	8/7/2006 (4)	3,560	3,560
Chicago IL Sales Tax Rev. VRDO	3.680%	8/7/2006 (3)	69,500	69,500
Chicago IL Wastewater Transmission Rev. VRDO	3.670%	8/7/2006 (1)	56,950	56,950
Chicago IL Water Rev. VRDO	3.640%	8/7/2006 (1)	21,920	21,920
Chicago IL Water Rev. VRDO	3.650%	8/7/2006 LOC	42,505	42,505
1 Cook County IL GO TOB VRDO	3.670%	8/7/2006 (1)	6,895	6,895
1 Cook County IL GO TOB VRDO	3.680%	8/7/2006 (3)	11,500	11,500
1 Cook County IL GO TOB VRDO	3.680%	8/7/2006 (2)	13,265	13,265
1 Cook County IL GO TOB VRDO	3.680%	8/7/2006 (1)	5,595	5,595
1 Cook County IL GO TOB VRDO	3.680%	8/7/2006 (3)	5,100	5,100
Cook County IL GO VRDO	3.700%	8/7/2006	62,300	62,300
Illinois Dev. Finance Auth. Hosp. Rev. (Evanston Northwestern Healthcare Corp.) VRDO	3.650%	8/7/2006	103,700	103,700
Illinois Dev. Finance Auth. Rev. (Bradley Univ.) VRDO	3.650%	8/7/2006 (3)	19,095	19,095
Illinois Dev. Finance Auth. Rev. (Loyala Academy) VRDO	3.660%	8/7/2006 LOC	16,245	16,245
Illinois Dev. Finance Auth. Rev. (McCormick Theological) VRDO	3.660%	8/7/2006 LOC	20,435	20,435
Illinois Dev. Finance Auth. Rev. (North Shore Senior Center Project) VRDO	3.660%	8/7/2006 LOC	7,000	7,000
1 Illinois Educ. Auth. (Northwestern Univ.) TOB VRDO	3.680%	8/7/2006	7,005	7,005
Illinois Educ. Fac. Auth. Rev. (Adler Planetarium) VRDO	3.670%	8/7/2006 LOC	12,300	12,300
Illinois Educ. Fac. Auth. Rev. (Field Museum of Natural History) VRDO	3.680%	8/7/2006 LOC	26,500	26,500
1 Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.) TOB VRDO	3.680%	8/7/2006	5,985	5,985
1 Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) TOB VRDO	3.680%	8/7/2006	5,825	5,825
1 Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) TOB VRDO	3.680%	8/7/2006	4,850	4,850
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) VRDO	3.640%	8/7/2006	18,500	18,500
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) VRDO	3.640%	8/7/2006	34,013	34,013
Illinois Finance Auth. Rev. (Univ. of Chicago) VRDO	3.640%	8/7/2006	54,500	54,500
1 Illinois Finance Auth. Student Housing Rev. TOB VRDO	3.680%	8/7/2006	4,060	4,060
Illinois GO	5.000%	6/1/2007	11,400	11,514
1 Illinois GO TOB VRDO	3.670%	8/7/2006 (2)	5,000	5,000
1 Illinois GO TOB VRDO	3.670%	8/7/2006	8,735	8,735
1 Illinois GO TOB VRDO	3.680%	8/7/2006 (1)	8,420	8,420
1 Illinois GO TOB VRDO	3.680%	8/7/2006 (1)	12,480	12,480
1 Illinois GO TOB VRDO	3.680%	8/7/2006 (1)	5,285	5,285
1 Illinois GO TOB VRDO	3.680%	8/7/2006 (1)	5,090	5,090
1 Illinois GO TOB VRDO	3.680%	8/7/2006 (4)	3,995	3,995
1 Illinois GO TOB VRDO	3.680%	8/7/2006 (4)	4,960	4,960
1 Illinois GO TOB VRDO	3.680%	8/7/2006 (4)	3,550	3,550
1 Illinois GO TOB VRDO	3.680%	8/7/2006	2,870	2,870
1 Illinois GO TOB VRDO	3.680%	8/7/2006	7,700	7,700
1 Illinois GO TOB VRDO	3.680%	8/7/2006 (2)	11,540	11,540
1 Illinois GO TOB VRDO	3.680%	8/7/2006 (2)	3,130	3,130
1 Illinois GO TOB VRDO	3.680%	8/7/2006 (1)	4,750	4,750
1 Illinois GO TOB VRDO	3.680%	8/7/2006 (2)	2,500	2,500
1 Illinois GO TOB VRDO	3.690%	8/7/2006 (3)	22,000	22,000
1 Illinois GO TOB VRDO	3.740%	8/7/2006 (2)	2,940	2,940
Illinois GO VRDO	3.700%	8/7/2006	232,835	232,835
Illinois Health Fac. Auth. Rev. (Gottlieb Health Resources Inc. Obligated Group) VRDO	3.600%	8/7/2006 LOC	25,300	25,300
Illinois Health Fac. Auth. Rev. (OSF Healthcare System) VRDO	3.680%	8/1/2006 LOC	18,430	18,430
Illinois Health Fac. Auth. Rev. (Univ. of Chicago Hosp. & Health Systems) VRDO	3.680%	8/1/2006 (1)	4,955	4,955
1 Illinois Regional Transp. Auth. Rev. TOB VRDO	3.670%	8/7/2006 (1)	5,225	5,225
1 Illinois Regional Transp. Auth. Rev. TOB VRDO	3.680%	8/7/2006 (1)	5,195	5,195
1 Illinois Regional Transp. Auth. Rev. TOB VRDO	3.680%	8/7/2006 (3)	12,895	12,895
1 Illinois Sales Tax Rev. TOB VRDO	3.680%	8/7/2006 (4)	5,270	5,270
1 Illinois Sales Tax Rev. TOB VRDO	3.680%	8/7/2006	3,500	3,500
1 Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	3.680%	8/7/2006 (1)	6,145	6,145
1 Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	3.690%	8/7/2006 (1)	4,000	4,000
1 Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	3.690%	8/7/2006 (1)	10,000	10,000
1 Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	3.710%	8/7/2006 (1)	85	85
1 Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	3.710%	8/7/2006 (1)	47,515	47,515
1 Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	3.710%	8/7/2006 (1)	12,555	12,555
1 Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	3.710%	8/7/2006 (1)	6,295	6,295
1 Regional Transp. Auth. Cook, Du Page, Kane, Lake, McHenry, and Will Counties IL GO TOB VRDO	3.670%	8/7/2006 (3)	22,785	22,785
1 Regional Transp. Auth. Cook, Du Page, Kane, Lake, McHenry, and Will Counties IL GO TOB VRDO	3.670%	8/7/2006 (4)	26,140	26,140
1 Regional Transp. Auth. Cook, Du Page, Kane, Lake, McHenry, and Will Counties IL GO TOB VRDO	3.680%	8/7/2006 (3)	64,300	64,300
Schaumburg IL GO VRDO	3.650%	8/7/2006	970	970
Univ. of Chicago CP	3.750%	12/20/2006	38,000	38,000
Univ. of Illinois (Util. Infrastructure Project) COP VRDO	3.640%	8/7/2006	115,243	115,243
1 Will County IL Community School Dist. TOB VRDO	3.680%	8/7/2006 (3)	7,040	7,040
1 Will County IL Community School Dist. TOB VRDO	3.740%	8/7/2006 (4)	8,195	8,195

				1,869,985

Indiana (2.6%)
Delaware County IN Hosp. Auth. Rev. (Cardinal Health Systems) VRDO	3.680%	8/7/2006 (2)	30,900	30,900
1 Indiana Bond Bank Rev. Revolving Funding Program TOB VRDO	3.680%	8/7/2006	8,285	8,285
Indiana Dev. Finance Auth. Rev. (Indianapolis Museum of Art) VRDO	3.680%	8/7/2006 LOC	19,100	19,100
Indiana Educ. Fac. Auth. (Wabash College) VRDO	3.680%	8/7/2006 LOC	29,940	29,940
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	3.350%	1/30/2007	18,000	18,000
Indiana Housing Finance & Community Dev. Auth. Single Family Mortgage Rev	3.500%	12/14/2006	75,450	75,450
Indiana Office Building Comm. Fac. Rev. (Indiana Govt. Center South) VRDO	3.650%	8/7/2006	14,600	14,600
Indiana Office Building Comm. Fac. Rev. (Miami Correctional Fac.) VRDO	3.620%	8/7/2006	58,700	58,700
Indiana Office Building Comm. Fac. Rev. (Pendleton Juvenile Corrections Fac.) VRDO	3.650%	8/7/2006	30,200	30,200
1 Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	3.670%	8/7/2006 (3)	7,970	7,970
1 Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	3.680%	8/7/2006 (3)	5,125	5,125
1 Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	3.680%	8/7/2006 (3)	4,299	4,299
1 Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	3.680%	8/7/2006 (3)	5,290	5,290
1 Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	3.690%	8/7/2006 (3)	4,995	4,995
1 Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	3.690%	8/7/2006 (3)	4,070	4,070
Indiana Univ. Rev. Student Residence VRDO	3.640%	8/7/2006	19,775	19,775
Indianapolis IN Airport Auth. Rev. CP	3.650%	9/8/2006 LOC	8,000	8,000
1 Indianapolis IN Local Public Improvement Bond Bank TOB VRDO	3.680%	8/7/2006 (1)	9,745	9,745
Indianapolis IN Local Public Improvement Rev. (Bank-Waterworks Project) VRDO	3.630%	8/7/2006 (1)	62,025	62,025
Indianapolis IN Local Public Improvement Rev. BAN	4.500%	1/4/2007	26,925	26,999
1 Indianapolis IN Local Public Improvement Rev. TOB VRDO	3.680%	8/7/2006 (1)	4,240	4,240
1 Indianapolis IN Local Public Improvement Rev. TOB VRDO	3.710%	8/7/2006 (2)	16,800	16,800
Noblesville IN Econ. Dev. Rev. (Greystone Apartments Project) VRDO	3.730%	8/7/2006 LOC	6,250	6,250
1 Purdue Univ. Indiana Univ. Rev. TOB VRDO	3.680%	8/7/2006	6,305	6,305

				477,063

Iowa (0.2%)
Iowa Finance Auth. Single Family Rev. VRDO	3.700%	8/7/2006	12,000	12,000
Iowa Higher Educ. Loan Auth. Rev. Private College Fac. (Grinnell College Project) VRDO	3.670%	8/7/2006	25,000	25,000

				37,000

Kansas (0.2%)
1 Kansas Dev. Finance Auth. TOB VRDO	3.680%	8/7/2006	5,260	5,260
Sedgwick County KS Airport Fac. Rev. (FlightSafety) VRDO	3.690%	8/7/2006	34,000	34,000
1 Wyandotte County Kansas City KS Unified Govt. GO TOB VRDO	3.690%	8/7/2006 (2)	6,000	6,000

				45,260

Kentucky (1.5%)
Jeffersontown KY Lease Program (Kentucky League of Cities Funding) VRDO	3.700%	8/7/2006 LOC	4,100	4,100
1 Kentucky Asset/Liability Comm. General Fund Rev. TOB VRDO	3.680%	8/7/2006 (1)	8,205	8,205
Kentucky Asset/Liability Comm. General Fund Rev. TRAN	4.500%	6/28/2007	75,000	75,526
1 Kentucky Housing Corp. Single Family Mortgage Rev. TOB VRDO	3.720%	8/7/2006	40,780	40,780
Kentucky Inc. Public Energy Auth. Gas Supply Rev. VRDO	3.690%	8/1/2006	35,700	35,700
1 Kentucky Property & Building Comm. Rev. TOB VRDO	3.680%	8/7/2006 (4)	5,340	5,340
1 Louisville & Jefferson County KY Metro. Sewer Dist. TOB VRDO	3.690%	8/7/2006 (3)	14,000	14,000
1 Louisville & Jefferson County KY TOB VRDO	3.690%	8/7/2006 (1)	15,000	15,000
Richmond KY League of Cities Funding Lease Program Rev. VRDO	3.660%	8/7/2006 LOC	10,000	10,000
Warren County KY Rev. (Western Kentucky Univ. Student Life) VRDO	3.680%	8/7/2006 LOC	62,010	62,010
Warren County KY Rev. (Western Kentucky Univ. Student Life) VRDO	3.680%	8/7/2006 LOC	4,900	4,900

				275,561

Louisiana (0.2%)
1 Louisiana GO TOB VRDO	3.680%	8/7/2006 (11)	4,485	4,485
1 Louisiana GO TOB VRDO	3.680%	8/7/2006 (2)	5,200	5,200
1 Louisiana GO TOB VRDO	3.690%	8/7/2006 (3)	30,000	30,000

				39,685

Maine (0.8%)
Maine GO BAN	4.500%	6/8/2007	30,310	30,497
1 Maine Health & Higher Educ. Fac. Auth. Rev. TOB VRDO	3.680%	8/7/2006 (1)	11,335	11,335
1 Maine Housing Auth. General Rev. TOB VRDO	3.690%	8/7/2006	5,520	5,520
1 Maine Housing Auth. General Rev. TOB VRDO	3.690%	8/7/2006	6,260	6,260
1 Maine Housing Auth. General Rev. TOB VRDO	3.710%	8/7/2006	5,200	5,200
1 Maine Housing Auth. General Rev. TOB VRDO	3.720%	8/7/2006	4,805	4,805
1 Maine Housing Auth. General Rev. TOB VRDO	3.720%	8/7/2006	10,905	10,905
1 Maine Housing Auth. General Rev. TOB VRDO	3.720%	8/7/2006	3,980	3,980
Maine Housing Auth. Mortgage Rev	3.370%	11/15/2006	76,000	76,000

				154,502

Maryland (1.2%)
Howard County MD CP	3.650%	9/7/2006	35,800	35,800
Howard County MD CP	3.620%	9/8/2006	25,000	25,000
1 Maryland Dept. of Housing & Community Dev. Mortgage Rev. Draw Down TOB VRDO	3.690%	8/7/2006	1,520	1,520
Maryland Dept. of Housing & Community Dev. Rev	3.200%	11/24/2006	43,000	43,000
1 Maryland Dept. of Housing & Community Dev. TOB VRDO	3.690%	8/7/2006	11,155	11,155
1 Maryland Dept. of Transp. TOB VRDO	3.680%	8/7/2006	4,800	4,800
Maryland Econ. Dev. Corp. Rev. (Constellation Energy) VRDO	3.640%	8/7/2006 LOC	19,000	19,000
Maryland Econ. Dev. Corp. Rev. (US Pharmacopeial Project) VRDO	3.680%	8/1/2006 (2)	5,040	5,040
Maryland Health & Higher Educ. Fac. Auth. Rev. (Gilman School) VRDO	3.630%	8/7/2006 LOC	8,000	8,000
Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Univ.) CP	3.600%	9/1/2006	20,000	20,000
Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Univ.) CP	3.550%	9/7/2006	5,000	5,000
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System) VRDO	3.640%	8/7/2006 (2)	16,900	16,900
Montgomery County MD Consolidated Public Improvement CP	3.650%	8/10/2006	16,000	16,000
Montgomery County MD Housing Opportunities Comm. (Single Family Mortgage) Rev	4.500%	12/29/2006	9,500	9,540

				220,755

Massachusetts (2.5%)
Marblehead MA BAN	4.000%	8/18/2006	7,711	7,715
1 Massachusetts GO TOB VRDO	3.680%	8/7/2006	5,790	5,790
1 Massachusetts GO TOB VRDO	3.680%	8/7/2006 (4)	7,495	7,495
Massachusetts GO VRDO	3.600%	8/7/2006	34,865	34,865
Massachusetts GO VRDO	3.630%	8/7/2006	96,150	96,150
Massachusetts Health & Educ. Fac. Auth. Rev. (Baystate Medical Center) VRDO	3.620%	8/7/2006 LOC	22,900	22,900
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Univ.) VRDO	3.620%	8/7/2006 (10)	13,910	13,910
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) CP	3.700%	11/1/2006	40,000	40,000
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) CP	3.700%	11/9/2006	40,735	40,735
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System) VRDO	3.610%	8/7/2006	44,200	44,200
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System) VRDO	3.620%	8/7/2006	9,900	9,900
Massachusetts Housing Finance Agency Housing Rev	3.830%	8/1/2007	7,000	7,000
1 Massachusetts Housing Finance Agency Housing Rev. TOB VRDO	3.680%	8/7/2006	2,965	2,965
1 Massachusetts Housing Finance Agency Housing Rev. TOB VRDO	3.700%	8/7/2006	10,525	10,525
Massachusetts Ind. Finance Agency Rev. (Buckingham Browne) VRDO	3.670%	8/7/2006 LOC	5,000	5,000
1 Massachusetts School Building Auth. Dedicated Sales Tax Rev. TOB VRDO	3.690%	8/7/2006 (1)	9,800	9,800
1 Massachusetts School Building Auth. Dedicated Sales Tax Rev. TOB VRDO	3.690%	8/7/2006 (4)	31,135	31,135
1 Massachusetts School Building Auth. Dedicated Sales Tax Rev. TOB VRDO	3.690%	8/7/2006 (4)	8,800	8,800
1 Massachusetts School Building Auth. Dedicated Sales Tax Rev. TOB VRDO	3.690%	8/7/2006 (4)	7,070	7,070
1 Massachusetts Water Pollution Abatement TOB PUT	3.450%	8/10/2006	5,265	5,265
Massachusetts Water Resources Auth. Rev	3.620%	8/7/2006 LOC	19,800	19,800
1 Massachusetts Water Resources Auth. Rev. TOB VRDO	3.690%	8/7/2006 (2)	7,300	7,300
Massachusetts Water Resources Auth. Rev. VRDO	3.630%	8/7/2006 (2)	1,560	1,560
Massachusetts Water Resources Auth. Rev. VRDO	3.630%	8/7/2006 (3)	2,190	2,190
Pembroke MA BAN	4.000%	8/3/2006	13,500	13,501

				455,571

Michigan (5.0%)
1 Detroit MI City School Dist. TOB VRDO	3.690%	8/7/2006 (3)	7,680	7,680
1 Detroit MI City School Dist. TOB VRDO	3.690%	8/7/2006 (3)	12,375	12,375
1 Detroit MI Sewer System Rev. TOB VRDO	3.670%	8/7/2006 (4)	14,025	14,025
1 Detroit MI Sewer System Rev. TOB VRDO	3.690%	8/7/2006 (1)	20,100	20,100
Detroit MI Sewer System Rev. VRDO	3.650%	8/7/2006 (3)	35,165	35,165
Detroit MI Water Supply System VRDO	3.640%	8/7/2006 (3)	106,750	106,750
Detroit MI Water Supply System VRDO	3.670%	8/7/2006 (3)	80,000	80,000
1 Huron Valley MI School Dist. TOB VRDO	3.690%	8/7/2006	11,000	11,000
Jackson County MI Hosp. Finance Auth. Rev. (W.A. Foote Memorial Hosp.) VRDO	3.660%	8/7/2006 LOC	10,000	10,000
1 Michigan Building Auth. Rev. TOB VRDO	3.670%	8/7/2006	5,105	5,105
1 Michigan Building Auth. Rev. TOB VRDO	3.680%	8/7/2006 (4)	9,635	9,635
1 Michigan Building Auth. Rev. TOB VRDO	3.680%	8/7/2006 (1)	4,265	4,265
1 Michigan Building Auth. Rev. TOB VRDO	3.690%	8/7/2006 (1)	12,190	12,190
Michigan Building Auth. Rev. VRDO	3.640%	8/7/2006	100,175	100,175
1 Michigan Environmental Program GO TOB VRDO	3.670%	8/7/2006	39,975	39,975
1 Michigan Environmental Program GO TOB VRDO	3.670%	8/7/2006	4,375	4,375
1 Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System) TOB VRDO	3.690%	8/7/2006	1,670	1,670
Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System) VRDO	3.630%	8/7/2006 LOC	50,000	50,000
Michigan Hosp. Finance Auth. Rev. (Holland Community Hosp.) VRDO	3.660%	8/7/2006 LOC	7,000	7,000
1 Michigan Hosp. Finance Auth. Rev. TOB VRDO	3.680%	8/7/2006 LOC	14,200	14,200
1 Michigan Housing Dev. Auth. Rev. TOB VRDO	3.710%	8/7/2006 (4)	8,125	8,125
Michigan Housing Dev. Auth. Single Family Mortgage Rev. VRDO	3.750%	8/7/2006	14,015	14,015
1 Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund) TOB VRDO	3.670%	8/7/2006	7,580	7,580
1 Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund) TOB VRDO	3.670%	8/7/2006	8,395	8,395
1 Michigan Muni. Bond Auth. Rev. TOB VRDO	3.680%	8/7/2006	10,860	10,860
Michigan State Univ. Board of Trustees VRDO	3.640%	8/7/2006	10,215	10,215
Oakland County MI Econ. Dev. Corp. (Cranbrook Educ. Comm.) VRDO	3.670%	8/7/2006	6,500	6,500
Univ. of Michigan Hosp. Rev. (Medical Service Plan) VRDO	3.650%	8/1/2006	11,600	11,600
Univ. of Michigan Hosp. Rev. (Medical Service Plan) VRDO	3.650%	8/7/2006	45,350	45,350
Univ. of Michigan Hosp. Rev. VRDO	3.650%	8/1/2006	31,940	31,940
Univ. of Michigan Hosp. Rev. VRDO	3.620%	8/7/2006	47,910	47,910
Univ. of Michigan Hosp. Rev. VRDO	3.650%	8/7/2006	86,905	86,905
Univ. of Michigan Univ. Rev. VRDO	3.620%	8/7/2006	67,855	67,855
1 Wayne Charter County MI Airport Rev. (Detroit Metro. Wayne County) TOB VRDO	3.710%	8/7/2006 (1)	13,660	13,660
1 Wayne Charter County MI Airport Rev. (Detroit Metro. Wayne County) TOB VRDO	3.710%	8/7/2006 (1)	2,745	2,745
1 Wayne Charter County MI Airport Rev. TOB VRDO	3.720%	8/7/2006 (1)	6,795	6,795
1 Wayne Charter County MI Airport Rev. TOB VRDO	3.720%	8/7/2006 (1)	4,560	4,560

				930,695

Minnesota (1.6%)
1 Minneapolis & St. Paul MN Metro. Airport TOB VRDO	3.680%	8/7/2006 (2)	6,860	6,860
1 Minneapolis MN TOB VRDO	3.680%	8/7/2006	3,970	3,970
Minnesota GO	5.000%	8/1/2006	14,825	14,825
1 Minnesota GO TOB VRDO	3.680%	8/7/2006	3,635	3,635
1 Minnesota GO TOB VRDO	3.680%	8/7/2006	3,845	3,845
Minnesota Housing Finance Agency Residential Housing Finance Rev	3.300%	12/4/2006	30,000	30,000
Minnesota Housing Finance Agency Residential Housing Finance VRDO	3.700%	8/7/2006	4,700	4,700
Minnesota School Dist. Tax & Aid Borrowing Program COP	4.000%	9/12/2006	38,000	38,045
Regents of the Univ. of Minnesota GO VRDO	3.640%	8/7/2006	61,650	61,650
1 Reset Optional Certifications Various States TOB VRDO	3.740%	8/7/2006	133,625	133,625

				301,155

Mississippi (0.7%)
Mississippi Bank Rev. Notes (Mississippi Dept. of Transp.) CP	3.800%	3/19/2007 LOC	20,000	20,000
1 Mississippi Dev. Bank GO TOB VRDO	3.680%	8/7/2006 (3)	6,495	6,495
Mississippi Dev. Bank Special Obligation Rev. VRDO	3.640%	8/7/2006 (3)	12,150	12,150
Mississippi Dev. Bank Special Obligation Rev. VRDO	3.670%	8/7/2006	16,825	16,825
1 Mississippi GO TOB VRDO	3.680%	8/7/2006 (3)	6,540	6,540
1 Mississippi GO TOB VRDO	3.680%	8/7/2006	12,515	12,515
1 Mississippi GO TOB VRDO	3.680%	8/7/2006 (4)	9,200	9,200
1 Mississippi GO TOB VRDO	3.690%	8/7/2006 (3)	4,000	4,000
Mississippi GO VRDO	3.650%	8/7/2006	35,330	35,330
1 Mississippi Home Corp. Single Family Rev. TOB VRDO	3.680%	8/7/2006 (3)	2,255	2,255
1 Mississippi Home Corp. Single Family Rev. TOB VRDO	3.710%	8/7/2006	9,755	9,755

				135,065

Missouri (0.6%)
Bi-State Dev. Agency of the Missouri-Illinois Metro. Dist. (St. Clair County Metrolink Extension) VRDO	3.650%	8/7/2006 (4)	18,500	18,500
1 Kansas City MO GO TOB VRDO	3.680%	8/7/2006	7,295	7,295
1 Missouri Environmental Improvement & Energy Resource Auth. Water PCR (Clean Water SRF Program) TOB VRDO	3.670%	8/7/2006	7,455	7,455
1 Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (BJC Health System) TOB VRDO	3.680%	8/7/2006	3,195	3,195
1 Missouri Health & Educ. Fac. Auth. Rev. (Washington Univ.) TOB VRDO	3.690%	8/7/2006	9,900	9,900
Missouri Health & Educ. Fac. Auth. Rev. (Washington Univ.) VRDO	3.680%	8/1/2006	10,995	10,995
Missouri Higher Educ. Student Loan Auth. VRDO	3.680%	8/7/2006 (1)	30,200	30,200
Missouri Highways & Transp. Comm. Road Rev. VRDO	3.630%	8/7/2006 LOC	6,400	6,400
1 Missouri Housing Dev. Corp. Single Family Mortgage Rev. TOB VRDO	3.710%	8/7/2006	3,815	3,815
1 Missouri Housing Dev. Corp. Single Family Mortgage Rev. TOB VRDO	3.750%	8/7/2006	3,905	3,905
1 Missouri Housing Dev. Corp. Single Family Mortgage Rev. TOB VRDO	3.750%	8/7/2006	10,725	10,725

				112,385

Nebraska (1.4%)
American Public Energy Agency Nebraska (National Public Gas Agency) VRDO	3.650%	8/7/2006	36,876	36,876
American Public Energy Agency Nebraska (National Public Gas Agency) VRDO	3.670%	8/7/2006	63,130	63,130
1 Douglas County NE School Dist. GO TOB VRDO	3.680%	8/7/2006	7,320	7,320
Lincoln NE Lincoln Electric System CP	3.600%	9/1/2006	26,250	26,250
1 Nebraska Higher Educ. Loan Program VRDO	3.850%	8/7/2006 (1)	24,700	24,700
1 Nebraska Higher Educ. Loan Program VRDO	3.850%	8/7/2006 (1)	27,675	27,675
1 Nebraska Higher Educ. Loan Program VRDO	3.850%	8/7/2006 (1)	20,575	20,575
1 Nebraska Higher Educ. Loan Program VRDO	3.850%	8/7/2006 (1)	24,280	24,280
1 Nebraska Public Power Dist. Rev. TOB VRDO	3.690%	8/7/2006 (2)	3,200	3,200
1 Nebraska Public Power Dist. Rev. TOB VRDO	3.690%	8/7/2006 (2)	5,330	5,330
1 Omaha NE Public Power Dist. Electric Rev. TOB VRDO	3.680%	8/7/2006	8,040	8,040
1 Omaha NE TOB VRDO	3.690%	8/7/2006	8,000	8,000

				255,376

Nevada (0.8%)
Clark County NV Airport Improvement Rev. VRDO	3.650%	8/7/2006 (3)	20,000	20,000
Clark County NV Airport Improvement Rev. VRDO	3.680%	8/7/2006 (3)	13,000	13,000
1 Clark County NV Airport System Rev. TOB VRDO	3.680%	8/7/2006 (3)	10,095	10,095
Clark County NV Highway Rev. (Motor Vehicle Fuel Tax) CP	3.620%	8/1/2006 LOC	23,500	23,500
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport) VRDO	3.690%	8/7/2006 (1)	12,500	12,500
1 Clark County NV School Dist. GO TOB PUT	3.600%	3/8/2007 (4)	5,000	5,000
1 Clark County NV School Dist. GO TOB VRDO	3.680%	8/7/2006 (4)	5,640	5,640
1 Clark County NV School Dist. GO TOB VRDO	3.680%	8/7/2006 (1)	5,870	5,870
1 Clark County NV School Dist. GO TOB VRDO	3.680%	8/7/2006 (3)	10,280	10,280
1 Clark County NV School Dist. GO TOB VRDO	3.680%	8/7/2006 (4)	17,420	17,420
1 Clark County NV School Dist. GO TOB VRDO	3.680%	8/7/2006 (4)	10,440	10,440
Nevada GO	4.000%	8/1/2006	8,800	8,800
1 Nevada GO TOB VRDO	3.680%	8/7/2006	5,125	5,125
1 Nevada GO TOB VRDO	3.680%	8/7/2006 (4)	2,600	2,600

				150,270

New Hampshire (0.3%)
New Hampshire Health & Educ. Fac. Auth. Rev. (Kendal at Hanover) VRDO	3.660%	8/7/2006 LOC	12,735	12,735
New Hampshire Health & Educ. Fac. Auth. Rev. (St. Paul's School) VRDO	3.670%	8/7/2006	34,080	34,080

				46,815

New Jersey (0.8%)
Burlington County NJ BAN	4.500%	3/1/2007	15,000	15,090
Middlesex County NJ BAN	4.500%	6/14/2007	35,529	35,736
New Jersey Econ. Dev. Auth. Rev. (Chambers Cogeneration Limited Partnership) CP	3.670%	8/10/2006 LOC	30,000	30,000
1 New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Rev. TOB VRDO	3.690%	8/7/2006 (7)	10,000	10,000
1 New Jersey Transp. Corp. COP TOB PUT	3.600%	8/24/2006 (3)	14,315	14,315
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.670%	8/7/2006 (1)	10,635	10,635
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.700%	8/7/2006 (4)	9,215	9,215
Union County NJ BAN	4.500%	3/1/2007	30,000	30,178

				155,169

New Mexico (0.8%)
1 New Mexico Finance Auth. Rev. TOB VRDO	3.680%	8/7/2006 (2)	8,005	8,005
1 New Mexico Finance Auth. Rev. TOB VRDO	3.680%	8/7/2006 (1)	8,850	8,850
1 New Mexico Finance Auth. Transp. Rev. TOB VRDO	3.680%	8/7/2006 (1)	15,465	15,465
1 New Mexico Finance Auth. Transp. Rev. TOB VRDO	3.680%	8/7/2006 (1)	5,195	5,195
1 New Mexico Finance Auth. Transp. Rev. TOB VRDO	3.680%	8/7/2006 (1)	17,715	17,715
1 New Mexico Finance Auth. Transp. Rev. TOB VRDO	3.680%	8/7/2006 (2)	5,220	5,220
New Mexico TRAN	4.500%	6/29/2007	25,000	25,160
Univ. of New Mexico Univ. Rev. VRDO	3.680%	8/7/2006	36,940	36,940
Univ. of New Mexico Univ. Rev. VRDO	3.680%	8/7/2006	12,000	12,000
Univ. of New Mexico Univ. Rev. VRDO	3.720%	8/7/2006	20,830	20,830

				155,380

New York (2.5%)
1 Metro. New York Transp. Auth. Rev. (Dedicated Petroluem Tax) TOB VRDO	3.690%	8/7/2006 (1)	6,015	6,015
Metro. New York Transp. Auth. Rev. (Transit Rev.) VRDO	3.580%	8/7/2006 (4)	4,490	4,490
1 Metro. New York Transp. Auth. Rev. TOB VRDO	3.690%	8/7/2006 (2)	14,700	14,700
1 Metro. New York Transp. Auth. Rev. TOB VRDO	3.690%	8/7/2006 (2)	19,050	19,050
New York City NY Muni. Water Finance Auth. Water & Sewer System CP	3.650%	10/5/2006	75,000	75,000
1 New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	3.690%	8/7/2006 (1)	9,900	9,900
1 New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	3.690%	8/7/2006 (1)	12,300	12,300
1 New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	3.690%	8/7/2006	19,600	19,600
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	3.630%	8/7/2006	14,100	14,100
1 New York City NY Transitional Finance Auth. Rev. TOB VRDO	3.690%	8/7/2006	12,175	12,175
1 New York City NY Transitional Finance Auth. Rev. TOB VRDO	3.690%	8/7/2006	12,475	12,475
New York City NY Transitional Finance Auth. Rev. VRDO	3.600%	8/7/2006	18,000	18,000
New York City NY Transitional Finance Auth. Rev. VRDO	3.600%	8/7/2006	30,175	30,175
New York City NY Transitional Finance Auth. Rev. VRDO	3.600%	8/7/2006	55,055	55,055
1 New York Metro. Transp. Auth. Rev. TOB VRDO	3.690%	8/7/2006 (4)	9,155	9,155
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	3.640%	8/7/2006 (4)	8,550	8,550
New York State Housing Finance Agency Rev. (Baltimore Tower) VRDO	3.680%	8/7/2006 LOC	15,650	15,650
1 New York State Thruway Auth. Rev. TOB VRDO	3.690%	8/7/2006 (4)	22,630	22,630
1 New York State Urban Development Corp. TOB VRDO	3.690%	8/7/2006	12,155	12,155
1 Port Auth. of New York & New Jersey Rev. TOB VRDO	3.690%	8/7/2006	10,000	10,000
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	3.600%	8/7/2006	61,615	61,615
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	3.600%	8/7/2006	29,500	29,500

				472,290

North Carolina (4.0%)
1 Charlotte NC COP TOB VRDO	3.680%	8/7/2006	5,305	5,305
Charlotte NC Water & Sewer System Rev. CP	3.300%	8/1/2006	9,000	9,000
Charlotte NC Water & Sewer System Rev. CP	3.680%	8/1/2006	17,100	17,100
Charlotte NC Water & Sewer System Rev. VRDO	3.630%	8/7/2006	58,200	58,200
Mecklenburg County NC GO VRDO	3.630%	8/7/2006	13,615	13,615
Mecklenburg County NC GO VRDO	3.660%	8/7/2006	8,200	8,200
Mecklenburg County NC GO VRDO	3.660%	8/7/2006	8,200	8,200
Mecklenburg County NC GO VRDO	3.660%	8/7/2006	8,200	8,200
Mecklenburg County NC GO VRDO	3.660%	8/7/2006	9,000	9,000
Mecklenburg County NC GO VRDO	3.660%	8/7/2006	7,000	7,000
Mecklenburg County NC GO VRDO	3.660%	8/7/2006	6,600	6,600
Mecklenburg County NC GO VRDO	3.660%	8/7/2006	7,000	7,000
Mecklenburg County NC GO VRDO	3.660%	8/7/2006	10,000	10,000
Mecklenburg County NC GO VRDO	3.660%	8/7/2006	13,500	13,500
North Carolina Capital Fac. Finance Agency (YMCA of Greater Winston-Salem) VRDO	3.660%	8/7/2006 LOC	11,775	11,775
1 North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.) TOB VRDO	3.690%	8/7/2006	8,600	8,600
1 North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.) TOB VRDO	3.690%	8/7/2006	12,000	12,000
1 North Carolina Capital Fac. Finance Agency Rev. TOB VRDO	3.690%	8/7/2006	15,700	15,700
1 North Carolina Eastern Muni. Power Agency Rev. TOB VRDO	3.670%	8/7/2006 (3)	4,075	4,075
1 North Carolina GO TOB VRDO	3.680%	8/7/2006	3,500	3,500
North Carolina GO VRDO	3.620%	8/7/2006	15,410	15,410
North Carolina Housing Finance Agency PUT	3.200%	11/1/2006	32,500	32,500
1 North Carolina Housing Finance Agency TOB VRDO	3.780%	8/7/2006	3,600	3,600
1 North Carolina Infrastructure Financial Corp. COP TOB VRDO	3.680%	8/7/2006	10,495	10,495
1 North Carolina Infrastructure Financial Corp. COP TOB VRDO	3.680%	8/7/2006	2,625	2,625
North Carolina Medical Care Comm. Health Care Fac. (Duke Univ. Health System) VRDO	3.620%	8/7/2006	10,500	10,500
North Carolina Medical Care Comm. Health Care Fac. (Duke Univ. Health System) VRDO	3.620%	8/7/2006	53,925	53,925
North Carolina Medical Care Comm. Health Care Fac. (Univ. Eastern Carolina) VRDO	3.620%	8/7/2006 (2)	65,000	65,000
North Carolina Medical Care Comm. Health Care Fac. (Univ. Eastern Carolina) VRDO	3.660%	8/7/2006 (2)	15,110	15,110
North Carolina Medical Care Comm. Hosp. (Moses H. Cone Memorial Hosp.) VRDO	3.650%	8/7/2006	47,700	47,700
Raleigh Durham NC Airport Auth. Rev. VRDO	3.700%	8/7/2006 (10)	24,000	24,000
Raleigh Durham NC Airport Auth. Rev. VRDO	3.710%	8/7/2006 (10)	12,000	12,000
Raleigh NC Downtown Improvement Project COP VRDO	3.620%	8/7/2006	15,000	15,000
Raleigh NC Downtown Improvement Project COP VRDO	3.620%	8/7/2006	83,225	83,225
Union County NC GO VRDO	3.630%	8/7/2006	4,600	4,600
Union County NC GO VRDO	3.630%	8/7/2006	27,875	27,875
Univ. of North Carolina Chapel Hill Foundation VRDO	3.640%	8/7/2006 LOC	5,250	5,250
1 Univ. of North Carolina Univ. Rev. TOB VRDO	3.690%	8/7/2006	30,000	30,000
1 Univ. of North Carolina Univ. Rev. TOB VRDO	3.690%	8/7/2006	14,850	14,850
Winston-Salem NC Water & Sewer System Rev. VRDO	3.640%	8/7/2006	5,000	5,000
Winston-Salem NC Water & Sewer System Rev. VRDO	3.660%	8/7/2006	19,600	19,600

				734,835

Ohio (3.3%)
Anderson Township OH BAN	4.750%	6/14/2007	15,000	15,126
Cleveland OH Airport System Rev. VRDO	3.700%	8/7/2006 (4)	41,240	41,240
Cleveland OH Water Works Rev. VRDO	3.610%	8/7/2006 (4)	34,500	34,500
Cuyahoga County OH Hosp. Rev. (Cleveland Clinic Foundation) VRDO	3.730%	8/1/2006	6,100	6,100
Cuyahoga County OH Hosp. Rev. (Cleveland Clinic Foundation) VRDO	3.730%	8/1/2006	12,500	12,500
Franklin County OH Hosp. Rev. (OhioHealth Corp.) VRDO	3.620%	8/7/2006 (2)	33,000	33,000
Franklin County OH Hosp. Rev. (Trinity Health Credit Group) VRDO	3.680%	8/7/2006 (3)	5,100	5,100
1 Hamilton County OH Sewer System Rev. TOB PUT	3.540%	8/17/2006 (1)	7,965	7,965
Kent State Univ. Ohio VRDO	3.640%	8/7/2006 (1)	46,200	46,200
1 Ohio Building Auth. (Adult Correctional Building Fund) TOB VRDO	3.690%	8/7/2006	7,920	7,920
1 Ohio Building Auth. Rev. (Administration Building Fund) TOB VRDO	3.680%	8/7/2006 (4)	4,175	4,175
1 Ohio Common Schools GO TOB VRDO	3.670%	8/7/2006	5,545	5,545
Ohio Common Schools GO VRDO	3.630%	8/7/2006	9,700	9,700
Ohio Common Schools GO VRDO	3.630%	8/7/2006	19,000	19,000
1 Ohio GO TOB VRDO	3.680%	8/7/2006	4,115	4,115
1 Ohio GO TOB VRDO	3.680%	8/7/2006	5,810	5,810
Ohio GO VRDO	3.630%	8/7/2006	29,200	29,200
Ohio GO VRDO	3.650%	8/7/2006	46,815	46,815
Ohio GO VRDO	3.650%	8/7/2006	69,100	69,100
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) VRDO	3.670%	8/1/2006	4,300	4,300
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) VRDO	3.650%	8/7/2006	7,710	7,710
Ohio Higher Educ. Fac. Comm. Rev. (Marietta College) VRDO	3.660%	8/7/2006 LOC	8,300	8,300
Ohio Higher Educ. Fac. Comm. Rev. VRDO	3.660%	8/7/2006 LOC	15,080	15,080
1 Ohio Higher Educ. GO TOB VRDO	3.680%	8/7/2006	7,510	7,510
1 Ohio Higher Educ. GO TOB VRDO	3.690%	8/7/2006	10,000	10,000
1 Ohio Housing Finance Agency Mortgage Rev. TOB VRDO	3.740%	8/7/2006	5,000	5,000
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.700%	8/7/2006	26,500	26,500
1 Ohio Housing Finance Agency Mortgage Rev. VRDO	3.710%	8/7/2006	6,900	6,900
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.720%	8/7/2006	6,410	6,410
Ohio School Dist. Cash Flow Borrowing Program COP BAN	4.750%	6/29/2007	11,106	11,200
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	3.690%	8/1/2006	9,885	9,885
1 Ohio State Turnpike Comm Rev. TOB VRDO	3.690%	8/7/2006 (3)	3,435	3,435
Ohio State Univ. General Receipts Rev. VRDO	3.640%	8/7/2006	18,800	18,800
Ohio State Univ. General Receipts Rev. VRDO	3.640%	8/7/2006	22,150	22,150
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	3.710%	8/7/2006 LOC	7,000	7,000
1 Ohio Water Dev. Auth. PCR TOB VRDO	3.740%	8/7/2006	6,680	6,680
Toledo OH City Services Special Assessment VRDO	3.640%	8/7/2006 LOC	7,200	7,200
Univ. of Akron OH General Receipts Rev. VRDO	3.640%	8/7/2006 (3)	9,200	9,200
Univ. of Cincinnati OH General Receipts VRDO	3.640%	8/7/2006 (2)	17,300	17,300
Univ. of Toledo OH General Receipts VRDO	3.680%	8/1/2006 (3)	3,170	3,170

				616,841

Oklahoma (0.3%)
Oklahoma State Capitol Improvement Auth. Fac. Rev. VRDO	3.700%	8/1/2006 (11)	10,000	10,000
Payne County OK Econ. Dev. Auth. Student Housing Rev. VRDO	3.660%	8/7/2006 (2)	24,230	24,230
Payne County OK Econ. Dev. Auth. Student Housing Rev. VRDO	3.690%	8/7/2006 (2)	16,500	16,500

				50,730

Oregon (1.5%)
Multnomah County OR TRAN	4.500%	6/29/2007	20,000	20,146
Oregon GO VRDO	3.630%	8/7/2006	20,000	20,000
Oregon Housing & Community Service Dept. Single Family Mortgage Rev. VRDO	3.700%	8/7/2006	6,000	6,000
1 Oregon State Dept. Transn. Highway Usertax Rev. TOB VRDO	3.680%	8/7/2006	19,510	19,510
1 Oregon State Dept. Transp. Highway Usertax Rev. TOB VRDO	3.680%	8/7/2006	8,030	8,030
Oregon State Dept. Transp. Highway Usertax Rev. VRDO	3.600%	8/7/2006	15,000	15,000
1 Oregon State HomeOwner Rev. TOB VRDO	3.690%	8/7/2006	24,185	24,185
1 Oregon State HomeOwner Rev. TOB VRDO	3.720%	8/7/2006	52,995	52,995
1 Oregon State HomeOwner Rev. TOB VRDO	3.720%	8/7/2006	52,765	52,765
Oregon State Housing & Community Services Dept. Mortgage Rev. VRDO	3.670%	8/7/2006	5,000	5,000
Oregon State Housing & Community Services Dept. Mortgage Rev. VRdO	3.700%	8/7/2006	6,600	6,600
Oregon State Veteran Welfare Services VRDO	3.620%	8/7/2006	15,600	15,600
Oregon State Veteran Welfare Services VRDO	3.620%	8/7/2006	10,000	10,000
Oregon TAN	4.500%	11/27/2006	5,510	5,534
Portland OR Econ. Dev. (Broadway Project) VRDO	3.660%	8/7/2006 (2)	6,275	6,275
1 Portland OR Sewer System Rev. TOB VRDO	3.680%	8/7/2006 (4)	1,585	1,585

				269,225

Pennsylvania (3.5%)
Berks County PA IDA (Lutheran Health Care) VRDO	3.660%	8/7/2006 (2)	7,800	7,800
Montgomery County PA IDA Rev. (Meadowood Corp) VRDO	3.660%	8/7/2006 LOC	20,480	20,480
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	3.700%	8/7/2006 (4)	32,400	32,400
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	3.720%	8/7/2006 (2)	30,800	30,800
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	3.720%	8/7/2006 (2)	13,500	13,500
1 Pennsylvania Housing Finance Agency Rev. TOB VRDO	3.710%	8/7/2006	3,680	3,680
Pennsylvania Intergovernmental Cooperation Auth. Rev. VRDO	3.660%	8/7/2006 (2)	30,435	30,435
1 Pennsylvania Turnpike Comm. Oil Franchise Tax Rev. TOB VRDO	3.680%	8/7/2006 (1)	2,585	2,585
Pennsylvania Turnpike Comm. Registration Fee Rev. VRDO	3.640%	8/7/2006 (4)	37,145	37,145
1 Pennsylvania Turnpike Comm. Rev. TOB VRDO	3.690%	8/7/2006 (2)	8,430	8,430
Pennsylvania Turnpike Comm. Rev. VRDO	3.620%	8/7/2006	90,150	90,150
Pennsylvania Turnpike Comm. Rev. VRDO	3.630%	8/7/2006 (4)	5,550	5,550
Pennsylvania Turnpike Comm. Rev. VRDO	3.640%	8/7/2006	4,520	4,520
Pennsylvania Turnpike Comm. Rev. VRDO	3.640%	8/7/2006 (2)	35,000	35,000
Pennsylvania Turnpike Comm. Rev. VRDO	3.660%	8/7/2006	47,090	47,090
Pennsylvania Turnpike Comm. Rev. VRDO	3.660%	8/7/2006	19,400	19,400
Philadelphia PA School Dist. TRAN	4.500%	6/29/2007 LOC	57,000	57,360
Philadelphia PA Water & Waste Water Rev. VRDO	3.630%	8/7/2006 (4)	31,110	31,110
1 Pittsburgh PA Urban Redev. Auth. Single Family Mortgage Rev. TOB VRDO	3.690%	8/7/2006	8,480	8,480
Red Lion PA School Dist. VRDO	3.640%	8/7/2006 (4)	25,000	25,000
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	3.640%	8/7/2006 (2)	400	400
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	3.640%	8/7/2006 (2)	12,000	12,000
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	3.640%	8/7/2006 (2)	8,700	8,700
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	3.640%	8/7/2006 (2)	2,500	2,500
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	3.640%	8/7/2006 (2)	15,900	15,900
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	3.670%	8/7/2006 (2)	1,500	1,500
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	3.670%	8/7/2006 (2)	19,300	19,300
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	3.670%	8/7/2006 (2)	6,400	6,400
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	3.670%	8/7/2006 (2)	9,400	9,400
Southcentral Pennsylvania General Auth. Rev. (Wellspan Health) VRDO	3.620%	8/7/2006 (2)	10,500	10,500
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	3.640%	8/7/2006	7,600	7,600
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	3.640%	8/7/2006	5,000	5,000
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	3.670%	8/7/2006	33,850	33,850

				643,965

Rhode Island (0.2%)
1 Rhode Island Convention Center Auth. Rev. TOB VRDO	3.680%	8/7/2006 (4)	5,930	5,930
1 Rhode Island Convention Center Auth. Rev. TOB VRDO	3.680%	8/7/2006 (4)	5,400	5,400
1 Rhode Island Econ. Dev. Corp. Airport Rev. TOB VRDO	3.680%	8/7/2006 (1)	4,790	4,790
1 Rhode Island Econ. Dev. Corp. Airport Rev. TOB VRDO	3.680%	8/7/2006 (1)	4,315	4,315
1 Rhode Island Econ. Dev. Corp. Airport Rev. TOB VRDO	3.710%	8/7/2006 (1)	1,735	1,735
1 Rhode Island Econ. Dev. Corp. Airport Rev. TOB VRDO	3.720%	8/7/2006 (1)	2,235	2,235
1 Rhode Island Econ. Dev. Corp. Airport Rev. TOB VRDO	3.720%	8/7/2006 (1)	3,925	3,925
1 Rhode Island Housing & Mortgage Finance Corp. Rev. TOB VRDO	3.710%	8/7/2006 (4)	5,995	5,995

				34,325

South Carolina (0.7%)
Beaufort County SC School Dist. BAN	4.875%	7/13/2007	20,000	20,191
Charleston SC Waterworks & Sewer Rev. Capital Improvement VRDO	3.630%	8/7/2006	11,000	11,000
1 Horry County SC School Dist. GO TOB VRDO	3.680%	8/7/2006 (4)	3,750	3,750
1 South Carolina GO TOB VRDO	3.680%	8/7/2006	11,940	11,940
South Carolina Public Service Auth. Rev. (Santee Cooper) CP	3.600%	9/1/2006	3,733	3,733
1 South Carolina Public Service Auth. Rev. TOB PUT	3.600%	8/24/2006 (1)	5,705	5,705
1 South Carolina Public Service Auth. Rev. TOB VRDO	3.680%	8/7/2006 (2)	4,535	4,535
1 South Carolina Public Service Auth. Rev. TOB VRDO	3.690%	8/7/2006 (2)	11,000	11,000
1 South Carolina Public Service Auth. Rev. TOB VRDO	3.690%	8/7/2006 (1)	23,150	23,150
1 South Carolina Public Service Auth. Rev. TOB VRDO	3.690%	8/7/2006 (4)	10,000	10,000
1 South Carolina Transp. Infrastructure Rev. TOB VRDO	3.670%	8/7/2006 (2)	6,620	6,620
1 South Carolina Transp. Infrastructure Rev. TOB VRDO	3.680%	8/7/2006 (2)	7,815	7,815
1 South Carolina Transp. Infrastructure Rev. TOB VRDO	3.680%	8/7/2006 (2)	12,350	12,350

				131,789

South Dakota (0.5%)
South Dakota Health & Educ. Fac. Auth. Rev. (Sioux Valley Hosp. & Health System) VRDO	3.690%	8/7/2006 LOC	15,000	15,000
South Dakota Health & Educ. Fac. Auth. Rev. (Sioux Valley Hosp. & Health System) VRDO	3.690%	8/7/2006 LOC	17,090	17,090
South Dakota Housing Dev. Auth. Homeownership Mortgage Rev	4.500%	12/15/2006	50,000	50,192
1 South Dakota Housing Dev. Auth. Homeownership Mortgage Rev. TOB VRDO	3.780%	8/7/2006	4,345	4,345
South Dakota Housing Dev. Auth. Homeownership Mortgage Rev. VRDO	3.690%	8/7/2006	3,400	3,400
1 South Dakota Housing Dev. Auth. TOB VRDO	3.710%	8/7/2006	3,650	3,650

				93,677

Tennessee (3.0%)
Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	3.660%	8/1/2006	40,000	40,000
Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	3.660%	8/1/2006	7,500	7,500
Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	3.670%	8/1/2006 (10)	7,400	7,400
1 Knox County TN Public Improvement TOB VRDO	3.680%	8/7/2006	34,275	34,275
1 Memphis TN Electric System Rev. TOB VRDO	3.680%	8/7/2006 (1)	2,038	2,038
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) CP	3.600%	8/7/2006	10,000	10,000
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) CP	3.600%	9/1/2006	7,230	7,230
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) VRDO	3.580%	8/7/2006	9,000	9,000
Metro. Govt. of Nashville & Davidson County TN Ind. Dev. Board (Country Music Hall of Fame) VRDO	3.650%	8/7/2006 LOC	12,800	12,800
Metro. Govt. of Nashville TN Airport Auth. Improvement Refunding VRDO	3.630%	8/7/2006 (3)LOC	29,700	29,700
Montgomery County TN Public Building Auth. Pooled Financial Rev. (Tennessee County Loan Pool) VRDO	3.680%	8/1/2006 LOC	10,000	10,000
Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	3.660%	8/1/2006	52,400	52,400
Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	3.670%	8/1/2006 (2)	18,750	18,750
Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	3.720%	8/1/2006 (2)	47,100	47,100
Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	3.660%	8/7/2006 (2)	6,795	6,795
Shelby County TN GO VRDO	3.620%	8/7/2006	76,565	76,565
Shelby County TN GO VRDO	3.620%	8/7/2006	87,590	87,590
Shelby County TN GO VRDO	3.680%	8/7/2006	12,400	12,400
Shelby County TN Health Educ. & Housing Fac. Board Rev. (BriarCrest) VRDO	3.640%	8/7/2006 LOC	8,100	8,100
Shelby County TN TAN	4.500%	6/29/2007	17,000	17,107
Sumner County TN Capital Outlay VRDO	3.630%	8/7/2006 LOC	10,000	10,000
Sumner County TN Capital Outlay VRDO	3.630%	8/7/2006 LOC	26,000	26,000
Sumner County TN Capital Outlay VRDO	3.630%	8/7/2006 LOC	30,000	30,000
1 Tennessee Housing Dev. Agency (Homeownership Program) TOB VRDO	3.780%	8/7/2006	2,390	2,390

				565,140

Texas (13.0%)
1 Alvin TX Community College TOB VRDO	3.680%	8/7/2006 (1)	5,240	5,240
Austin TX Combined Util. System Rev. CP	3.570%	8/2/2006 LOC	6,000	6,000
1 Austin TX Electric Util. System Rev. TOB VRDO	3.680%	8/7/2006 (1)	4,765	4,765
1 Austin TX Electric Util. System Rev. TOB VRDO	3.680%	8/7/2006 (4)	11,400	11,400
1 Austin TX Public Improvement GO TOB VRDO	3.680%	8/7/2006	6,505	6,505
1 Austin TX Public Improvement GO TOB VRDO	3.680%	8/7/2006 (3)	5,760	5,760
1 Austin TX Water & Wastewater System Rev. TOB VRDO	3.680%	8/7/2006 (1)	6,970	6,970
1 Austin TX Water & Wastewater System Rev. TOB VRDO	3.680%	8/7/2006 (4)	9,200	9,200
Board of Regents of the Univ. of Texas System Permanent Univ. Fund CP	3.570%	8/8/2006	24,750	24,750
Board of Regents of the Univ. of Texas System Rev. Financing System CP	3.580%	8/1/2006	22,000	22,000
Board of Regents of the Univ. of Texas System Rev. Financing System CP	3.650%	11/1/2006	25,000	25,000
1 Board of Regents of the Univ. of Texas System Rev. Financing System TOB VRDO	3.680%	8/7/2006	10,215	10,215
1 Conroe TX Independent School Dist. TOB VRDO	3.680%	8/7/2006 (3)	5,550	5,550
1 Corpus Christi TX GO TOB VRDO	3.680%	8/7/2006 (4)	4,405	4,405
1 Cypress-Fairbanks TX Independent School Dist. TOB VRDO	3.690%	8/7/2006	11,880	11,880
Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse PUT	4.500%	8/15/2006	10,000	10,003
1 Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse TOB VRDO	3.680%	8/7/2006	1,555	1,555
Dallas TX Area Rapid Transit CP	3.720%	9/1/2006	25,000	25,000
1 Dallas TX Area Rapid Transit TOB VRDO	3.680%	8/7/2006 (3)	5,260	5,260
1 Dallas TX Area Rapid Transit TOB VRDO	3.680%	8/7/2006 (2)	3,955	3,955
1 Dallas TX Area Rapid Transit TOB VRDO	3.690%	8/7/2006 (2)	6,000	6,000
1 Dallas TX GO TOB VRDO	3.680%	8/7/2006	5,870	5,870
1 Dallas TX Independent School Dist. GO TOB VRDO	3.680%	8/7/2006	3,675	3,675
1 Dallas TX Independent School Dist. GO TOB VRDO	3.680%	8/7/2006	6,140	6,140
1 Dallas TX Rapid Transit Tax TOB VRDO	3.680%	8/7/2006 (2)	9,920	9,920
1 Dallas TX Waterworks & Sewer System Rev. TOB VRDO	3.690%	8/7/2006	19,085	19,085
1 Dallas-Fort Worth TX International Airport Rev. TOB VRDO	3.710%	8/7/2006 (4)	2,185	2,185
1 Dallas-Fort Worth TX International Airport Rev. TOB VRDO	3.710%	8/7/2006 (1)	3,990	3,990
1 Dallas-Fort Worth TX International Airport Rev. TOB VRDO	3.710%	8/7/2006 (3)	4,472	4,472
1 Dallas-Fort Worth TX International Airport Rev. TOB VRDO	3.710%	8/7/2006 (10)	5,810	5,810
1 Dallas-Fort Worth TX International Airport Rev. TOB VRDO	3.720%	8/7/2006 (1)	3,000	3,000
1 Dallas-Fort Worth TX International Airport Rev. TOB VRDO	3.720%	8/7/2006 (4)	2,525	2,525
1 Dallas-Fort Worth TX International Airport Rev. TOB VRDO	3.720%	8/7/2006 (3)	4,280	4,280
1 Dallas-Fort Worth TX International Airport Rev. TOB VRDO	3.720%	8/7/2006 (4)	1,335	1,335
1 Dallas-Fort Worth TX International Airport Rev. TOB VRDO	3.720%	8/7/2006 (1)	1,755	1,755
Denton TX Independent School Dist. VRDO	3.600%	8/7/2006	12,500	12,500
Denton TX Independent School Dist. VRDO	3.700%	8/7/2006	10,500	10,500
1 El Paso TX GO TOB VRDO	3.680%	8/7/2006 (3)	3,145	3,145
El Paso TX Independent School Dist. School Building GO VRDO	3.650%	8/7/2006	35,030	35,030
1 Frisco TX TOB VRDO	3.680%	8/7/2006 (4)	4,165	4,165
1 Frisco TX TOB VRDO	3.680%	8/7/2006 (1)	7,550	7,550
Garland TX Independent School Dist. PUT	3.720%	6/15/2007	24,625	24,625
1 Garland TX Independent School Dist. TOB VRDO	3.680%	8/7/2006	5,275	5,275
1 Greater East Texas Higher Educ. Auth. Student Loan Rev. VRDO	3.700%	8/7/2006 LOC	11,600	11,600
1 Greater East Texas Higher Educ. Auth. Student Loan Rev. VRDO	3.700%	8/7/2006 LOC	11,000	11,000
1 Greater East Texas Higher Educ. Auth. Student Loan Rev. VRDO	3.700%	8/7/2006 LOC	40,000	40,000
1 Greater East Texas Higher Educ. Auth. Student Loan Rev. VRDO	3.700%	8/7/2006 LOC	10,000	10,000
1 Harris County TX Flood Control Dist. TOB VRDO	3.680%	8/7/2006	3,100	3,100
1 Harris County TX GO TOB VRDO	3.680%	8/7/2006 (3)	4,710	4,710
1 Harris County TX GO TOB VRDO	3.680%	8/7/2006	8,190	8,190
1 Harris County TX GO TOB VRDO	3.680%	8/7/2006 (4)	2,900	2,900
1 Harris County TX GO TOB VRDO	3.690%	8/7/2006 (3)	5,575	5,575
Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	3.680%	8/1/2006	54,800	54,800
1 Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) TOB VRDO	3.680%	8/7/2006	5,500	5,500
1 Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) TOB VRDO	3.690%	8/7/2006	6,775	6,775
Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) VRDO	3.680%	8/1/2006	157,095	157,095
1 Harris County TX Permanent Improvement & Refunding TOB VRDO	3.680%	8/7/2006	5,995	5,995
Harris County TX TAN	4.500%	2/28/2007	42,500	42,739
Harris County TX Toll Road Rev	5.000%	8/15/2006 (3)	5,000	5,002
1 Harris County TX Toll Road Rev. TOB VRDO	3.680%	8/7/2006	9,330	9,330
1 Harris County TX Toll Road Rev. TOB VRDO	3.680%	8/7/2006 (4)	6,470	6,470
1 Houston TX Airport System Rev. TOB VRDO	3.680%	8/7/2006 (4)	3,000	3,000
Houston TX GO CP	3.550%	9/7/2006	11,000	11,000
1 Houston TX GO TOB VRDO	3.680%	8/7/2006 (1)	2,755	2,755
1 Houston TX GO TOB VRDO	3.680%	8/7/2006 (2)	4,145	4,145
1 Houston TX GO TOB VRDO	3.680%	8/7/2006 (1)	3,565	3,565
1 Houston TX GO TOB VRDO	3.690%	8/7/2006 (1)	7,875	7,875
1 Houston TX GO TOB VRDO	3.690%	8/7/2006 (1)	4,950	4,950
Houston TX Independent School Dist. GO PUT	3.630%	6/15/2007	80,630	80,630
1 Houston TX Independent School Dist. GO TOB PUT	3.600%	8/24/2006	5,850	5,850
1 Houston TX Independent School Dist. GO TOB VRDO	3.680%	8/7/2006 (4)	9,995	9,995
1 Houston TX Independent School Dist. GO TOB VRDO	3.680%	8/7/2006 (4)	4,500	4,500
1 Houston TX Independent School Dist. GO TOB VRDO	3.680%	8/7/2006	5,355	5,355
1 Houston TX Independent School Dist. GO TOB VRDO	3.680%	8/7/2006	8,050	8,050
1 Houston TX Independent School Dist. GO TOB VRDO	3.690%	8/7/2006 (4)	19,205	19,205
Houston TX TRAN	4.500%	6/29/2007	25,000	25,176
1 Houston TX Util. System Rev. TOB VRDO	3.670%	8/7/2006 (3)	5,420	5,420
1 Houston TX Util. System Rev. TOB VRDO	3.680%	8/7/2006 (4)	10,245	10,245
1 Houston TX Util. System Rev. TOB VRDO	3.680%	8/7/2006 (4)	5,165	5,165
1 Houston TX Util. System Rev. TOB VRDO	3.680%	8/7/2006 (4)	12,600	12,600
1 Houston TX Util. System Rev. TOB VRDO	3.680%	8/7/2006 (3)	5,190	5,190
1 Houston TX Util. System Rev. TOB VRDO	3.680%	8/7/2006 (1)	4,995	4,995
1 Houston TX Util. System Rev. TOB VRDO	3.680%	8/7/2006 (1)	6,450	6,450
1 Houston TX Util. System Rev. TOB VRDO	3.680%	8/7/2006 (4)	4,070	4,070
1 Houston TX Util. System Rev. TOB VRDO	3.680%	8/7/2006 (1)	5,000	5,000
1 Houston TX Util. System Rev. TOB VRDO	3.680%	8/7/2006 (1)	5,350	5,350
1 Houston TX Util. System Rev. TOB VRDO	3.690%	8/7/2006 (1)	23,150	23,150
Houston TX Water & Sewer System Rev. CP	3.800%	10/12/2006	11,200	11,200
1 Houston TX Water & Sewer System Rev. TOB VRDO	3.680%	8/7/2006 (1)	9,995	9,995
1 Houston TX Water & Sewer System Rev. TOB VRDO	3.690%	8/7/2006 (4)	25,000	25,000
1 Humble TX Independent School Dist. GO TOB VRDO	3.680%	8/7/2006	5,785	5,785
Humble TX Independent School Dist. School Building VRDO	3.650%	8/7/2006	58,545	58,545
1 Irving TX Waterworks & Sewer Rev. TOB VRDO	3.680%	8/7/2006 (2)	2,290	2,290
1 Judson TX Independent School Dist. TOB VRDO	3.680%	8/7/2006	6,200	6,200
1 Klein TX Independent School Dist. Unlimited Tax Schoolhouse TOB VRDO	3.680%	8/7/2006	5,535	5,535
1 Lamar TX Independent School Dist. TOB VRDO	3.680%	8/7/2006	8,195	8,195
1 Laredo TX Independent School Dist. Unlimited Tax School Building & Refunding TOB VRDO	3.680%	8/7/2006	18,905	18,905
1 Lewisville TX Independent School Dist. TOB VRDO	3.680%	8/7/2006	4,175	4,175
1 Lower Colorado River Auth. Texas Rev. TOB VRDO	3.680%	8/7/2006 (3)	5,360	5,360
1 Mansfield TX Independent School Dist. TOB VRDO	3.680%	8/7/2006	3,065	3,065
1 Mansfield TX Independent School Dist. TOB VRDO	3.690%	8/7/2006	9,990	9,990
Mesquite TX Independent School Dist. School Building VRDO	3.650%	8/7/2006	13,300	13,300
1 North East TX Independent School Dist. TOB VRDO	3.680%	8/7/2006	2,315	2,315
North Texas Higher Educ. Auth. Student Loan VRDO	3.700%	8/7/2006 (2)	7,500	7,500
North Texas Higher Educ. Auth. Student Loan VRDO	3.700%	8/7/2006 LOC	31,840	31,840
North Texas Higher Educ. Auth. Student Loan VRDO	3.700%	8/7/2006 LOC	30,500	30,500
North Texas Higher Educ. Auth. Student Loan VRDO	3.700%	8/7/2006 (2)	17,500	17,500
North Texas Higher Educ. Auth. Student Loan VRDO	3.700%	8/7/2006 (2)	70,000	70,000
North Texas Higher Educ. Auth. Student Loan VRDO	3.720%	8/7/2006 LOC	26,000	26,000
North Texas Higher Educ. Auth. Student Loan VRDO	3.720%	8/7/2006 LOC	18,000	18,000
1 North Texas Muni Water District Texas Water System Rev. TOB VRDO	3.680%	8/7/2006 (1)	7,345	7,345
1 North Texas Tollway Auth. (Dallas North Tollway) System Rev. TOB VRDO	3.680%	8/7/2006 (4)	7,250	7,250
North Texas Tollway Auth. (Dallas North Tollway) System Rev. VRDO	3.640%	8/7/2006 (4)	5,400	5,400
North Texas Tollway Auth. (Dallas North Tollway) System Rev. VRDO	3.640%	8/7/2006 (4)	16,400	16,400
North Texas Tollway Auth. (Dallas North Tollway) System Rev. VRDO	3.640%	8/7/2006 (4)	9,000	9,000
1 Parker County Texas TOB VRDO	3.680%	8/7/2006 (2)	6,595	6,595
Pasadena TX Independent School Dist. VRDO	3.640%	8/7/2006 (4)	38,900	38,900
Plano TX Independent School Dist. Unlimited Tax School Building Bonds (Collin County TX) PUT	3.350%	8/15/2006	16,120	16,120
Red River TX Auth. PCR (Southwestern Public Service) VRDO	3.680%	8/7/2006 (2)	20,000	20,000
Red River TX Educ. Finance Rev. (Texas Christian Univ.) VRDO	3.640%	8/7/2006	24,400	24,400
Richardson TX Independent School Dist. GO VRDO	3.650%	8/7/2006	8,430	8,430
San Antonio TX Electric & Gas Rev. CP	3.600%	9/13/2006	5,000	5,000
1 San Antonio TX Electric & Gas Rev. TOB VRDO	3.680%	8/7/2006	13,025	13,025
1 San Antonio TX Electric & Gas Rev. TOB VRDO	3.680%	8/7/2006	4,660	4,660
1 San Antonio TX Electric & Gas Rev. TOB VRDO	3.680%	8/7/2006	6,260	6,260
1 San Antonio TX Electric & Gas Rev. TOB VRDO	3.680%	8/7/2006 (1)	10,615	10,615
1 San Antonio TX Electric & Gas Rev. TOB VRDO	3.680%	8/7/2006	6,870	6,870
San Antonio TX Electric & Gas Rev. VRDO	3.700%	8/7/2006	30,000	30,000
1 San Antonio TX Independent School Dist. GO TOB VRDO	3.690%	8/7/2006	17,710	17,710
1 San Antonio TX Water Rev. TOB VRDO	3.690%	8/7/2006 (1)	10,000	10,000
Southwest Texas Higher Educ. Auth. Inc. (Southern Methodist Univ.) VRDO	3.620%	8/7/2006 LOC	2,000	2,000
Southwest Texas Higher Educ. Auth. Inc. (Southern Methodist Univ.) VRDO	3.620%	8/7/2006 LOC	13,900	13,900
1 Texas A & M Univ. Permanent Univ. Fund TOB VRDO	3.680%	8/7/2006	3,915	3,915
1 Texas A & M Univ. System Rev. Financing Bonds TOB VRDO	3.680%	8/7/2006	4,940	4,940
1 Texas A & M Univ. System Rev. TOB PUT	3.600%	8/24/2006	7,220	7,220
1 Texas Dept. of Housing & Community Affairs Residential Mortgage Rev. TOB VRDO	3.710%	8/7/2006	10,000	10,000
1 Texas Dept. of Housing & Community Affairs Single Mortgage Rev. TOB VRDO	3.750%	8/7/2006 (4)	5,000	5,000
Texas Dept. of Housing & Community Affairs Single Mortgage Rev. VRDO	3.690%	8/7/2006 (4)	5,800	5,800
1 Texas GO TOB VRDO	3.680%	8/7/2006	5,615	5,615
1 Texas GO TOB VRDO	3.680%	8/7/2006	4,695	4,695
1 Texas GO TOB VRDO	3.680%	8/7/2006	3,360	3,360
1 Texas GO TOB VRDO	3.680%	8/7/2006	8,955	8,955
Texas GO Veterans Housing Assistance Program Fund II VRDO	3.680%	8/7/2006	4,405	4,405
Texas GO Veterans Housing Assistance Program VRDO	3.750%	8/7/2006	18,845	18,845
Texas Muni. Power Agency Rev. CP	3.730%	10/2/2006	24,000	24,000
Texas State College Student Loan PUT	3.930%	8/1/2006	16,400	16,400
Texas State College Student Loan PUT	3.930%	7/2/2007	20,000	20,000
Texas State College Student Loan PUT	3.930%	7/2/2007	30,000	30,000
1 Texas State Univ. System TOB VRDO	3.680%	8/7/2006 (4)	11,930	11,930
Texas State Veterans Housing VRDO	3.700%	8/7/2006	32,640	32,640
Texas TRAN	4.500%	8/31/2006	178,250	178,461
1 Texas Transp. Comm. Mobility Fund TOB VRDO	3.680%	8/7/2006	4,160	4,160
1 Texas Turnpike Auth. Central Texas Turnpike System Rev. TOB VRDO	3.680%	8/7/2006 (2)	5,995	5,995
1 Texas Turnpike Auth. Central Texas Turnpike System Rev. TOB VRDO	3.690%	8/7/2006 (2)	12,000	12,000
1 Texas Turnpike Auth. Central Texas Turnpike System Rev. TOB VRDO	3.690%	8/7/2006 (2)	9,900	9,900
Texas Turnpike Auth. Central Texas Turnpike System Rev. VRDO	3.620%	8/7/2006 (2)	71,965	71,965
Texas Water Dev. Board Rev. VRDO	3.670%	8/1/2006	17,120	17,120
1 Trinity River Auth. Texas Tarrant County Water Rev. TOB VRDO	3.680%	8/7/2006 (1)	6,220	6,220
1 Univ. of Houston TX Rev. TOB VRDO	3.680%	8/7/2006 (2)	6,005	6,005
Univ. of Houston TX Rev. VRDO	3.650%	8/7/2006	19,620	19,620
1 Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	3.680%	8/7/2006	2,565	2,565
1 Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	3.680%	8/7/2006	5,530	5,530
Univ. of Texas Permanent Univ. Fund Rev. VRDO	3.650%	8/7/2006	3,270	3,270
Waco TX Educ. Finance Corp. (Baylor Univ.) VRDO	3.640%	8/7/2006 (10)	116,125	116,125

				2,410,443

Utah (1.3%)
Central Utah Water Conservancy Dist. VRDO	3.670%	8/7/2006 (2)	18,600	18,600
Central Utah Water Conservancy Dist. VRDO	3.670%	8/7/2006 (2)	5,900	5,900
Intermountain Power Agency Utah Power Supply Rev. PUT	3.600%	12/1/2006 (2)	4,260	4,260
Intermountain Power Agency Utah Power Supply Rev. PUT	3.600%	12/1/2006 (2)	3,050	3,050
1 Intermountain Power Agency Utah Power Supply Rev. TOB VRDO	3.680%	8/7/2006 (1)	6,645	6,645
1 Utah Housing Corp. Single Family Mortgage Rev. TOB VRDO	3.740%	8/7/2006	3,710	3,710
Utah Housing Corp. Single Family Mortgage Rev. VRDO	3.720%	8/7/2006	12,535	12,535
Utah Housing Corp. Single Family Mortgage Rev. VRDO	3.720%	8/7/2006	6,730	6,730
Utah Housing Corp. Single Family Mortgage Rev. VRDO	3.720%	8/7/2006	11,600	11,600
Utah Housing Corp. Single Family Mortgage Rev. VRDO	3.720%	8/7/2006 (7)	14,510	14,510
Utah Housing Corp. Single Family Mortgage Rev. VRDO	3.720%	8/7/2006	13,740	13,740
Utah Housing Corp. Single Family Mortgage Rev. VRDO	3.720%	8/7/2006	13,585	13,585
Utah Housing Corp. Single Family Mortgage Rev. VRDO	3.720%	8/7/2006	8,500	8,500
Utah Housing Corp. Single Family Mortgage Rev. VRDO	3.720%	8/7/2006	11,365	11,365
Utah Housing Corp. Single Family Mortgage Rev. VRDO	3.720%	8/7/2006	12,260	12,260
Utah Housing Finance Auth. (Single Family Mortgage) VRDO	3.720%	8/7/2006	5,605	5,605
Utah Housing Finance Auth. (Single Family Mortgage) VRDO	3.720%	8/7/2006	8,655	8,655
Utah State Board of Regents Student Loan Rev. VRDO	3.700%	8/7/2006 (2)	45,000	45,000
Utah State Board of Regents Student Loan Rev. VRDO	3.700%	8/7/2006 (2)	35,000	35,000

				241,250

Vermont (0.3%)
1 Univ. of Vermont and State Agricultural College Rev. TOB VRDO	3.680%	8/7/2006 (1)	5,630	5,630
Univ. of Vermont CP	3.600%	9/14/2006	9,530	9,530
1 Vermont Housing Finance Agency Single Family TOB VRDO	3.750%	8/7/2006 (4)	2,530	2,530
Vermont Student Assistance Corp. Rev. VRDO	3.700%	8/7/2006 (2)	40,000	40,000

				57,690

Virginia (2.5%)
Alexandria VA IDA Rev. (Institute for Defense Analysis) VRDO	3.680%	8/7/2006 (2)	13,000	13,000
Capital Region Airport Comm. VA Passenger Fac. Charge Rev. VRDO	3.660%	8/7/2006 LOC	9,800	9,800
Capital Region Airport Comm. VA Passenger Fac. Charge Rev. VRDO	3.710%	8/7/2006 LOC	14,700	14,700
Fairfax County VA IDA Hosp. Rev. (Inova Health System Hosp. Project) VRDO	3.600%	8/7/2006	36,700	36,700
Fairfax County VA IDA Hosp. Rev. VRDO	3.600%	8/7/2006	20,000	20,000
Loudoun County VA IDA Rev. (Howard Hughes Medical Institute) VRDO	3.600%	8/7/2006	32,545	32,545
Peninsula Ports Auth. Virginia Health System Rev. (Riverside Health System Project) VRDO	3.700%	8/7/2006	37,000	37,000
Rector & Visitors of the Univ. of Virginia CP	3.650%	9/7/2006	7,000	7,000
Rector & Visitors of the Univ. of Virginia CP	3.620%	9/8/2006	15,000	15,000
1 Reset Optional Certifications Various States TOB VRDO	3.740%	8/7/2006	58,905	58,905
1 Richmond Virginia Public Until. Rev. TOB VRDO	3.690%	8/7/2006 (4)	5,800	5,800
1 Univ. of Virginia TOB VRDO	3.690%	8/7/2006	3,300	3,300
1 Univ. of Virginia TOB VRDO	3.690%	8/7/2006	12,000	12,000
1 Virginia Beach VA TOB VRDO	3.680%	8/7/2006	6,680	6,680
Virginia Housing Dev. Auth. Rev. PUT	3.800%	11/14/2006	100,000	100,000
Virginia Housing Dev. Auth. Rev. PUT	3.800%	12/12/2006	77,600	77,600
1 Virginia Port Auth. Rev. TOB VRDO	3.710%	8/7/2006 (4)	3,100	3,100
1 Virginia Public School Auth. Rev. TOB VRDO	3.680%	8/7/2006	7,850	7,850
1 Virginia Public School Auth. Rev. TOB VRDO	3.680%	8/7/2006 (4)	10,045	10,045

				471,025

Washington (2.6%)
1 Central Puget Sound WA Regional Transit Auth. Sales & Use Tax Rev. TOB VRDO	3.680%	8/7/2006 (2)	7,400	7,400
1 Central Puget Sound WA Regional Transit Auth. Sales & Use Tax Rev. TOB VRDO	3.680%	8/7/2006 (2)	7,275	7,275
1 Energy Northwest Washington Electric Refunding Rev. TOB VRDO	3.680%	8/7/2006 (1)	6,380	6,380
Everett WA Ind. Dev. Corp. (Kimberly-Clark Corp.) VRDO	3.710%	8/7/2006	6,400	6,400
1 King County WA (Highline Public School) TOB VRDO	3.680%	8/7/2006 (3)	5,310	5,310
1 King County WA (Snoqualmie Valley School Dist.) TOB VRDO	3.680%	8/7/2006 (4)	10,160	10,160
1 King County WA GO TOB VRDO	3.680%	8/7/2006 (4)	5,280	5,280
1 King County WA GO TOB VRDO	3.680%	8/7/2006 (1)	7,405	7,405
1 King County WA School Dist. TOB VRDO	3.680%	8/7/2006 (4)	5,495	5,495
1 King County WA Sewer Rev. TOB VRDO	3.680%	8/7/2006 (4)	10,085	10,085
1 King County WA Sewer Rev. TOB VRDO	3.690%	8/7/2006 (1)	10,890	10,890
1 Pierce County WA School Dist. TOB VRDO	3.680%	8/7/2006 (4)	8,330	8,330
1 Pierce County WA School Dist. TOB VRDO	3.680%	8/7/2006 (4)	6,185	6,185
1 Port of Seattle WA Rev. TOB VRDO	3.680%	8/7/2006 (1)	10,000	10,000
1 Port of Seattle WA Rev. TOB VRDO	3.680%	8/7/2006 (1)	8,390	8,390
1 Port of Seattle WA Rev. TOB VRDO	3.680%	8/7/2006 (1)	5,285	5,285
1 Port of Seattle WA Rev. TOB VRDO	3.680%	8/7/2006 (1)	6,410	6,410
1 Port of Seattle WA Rev. TOB VRDO	3.710%	8/7/2006 (3)	4,430	4,430
1 Port of Seattle WA Rev. TOB VRDO	3.710%	8/7/2006 (3)	4,285	4,285
1 Port of Seattle WA Rev. TOB VRDO	3.710%	8/7/2006 (3)	8,620	8,620
1 Port of Seattle WA Rev. TOB VRDO	3.710%	8/7/2006 (4)	6,950	6,950
1 Port of Tacoma WA Rev. TOB VRDO	3.680%	8/7/2006 (2)	5,770	5,770
1 Port of Tacoma WA Rev. TOB VRDO	3.710%	8/7/2006 (3)	6,280	6,280
1 Reset Optional Certifications Various States TOB VRDO	3.740%	8/7/2006 (2)	40,675	40,675
Seattle WA GO PUT	3.100%	8/30/2006	15,000	15,000
1 Seattle WA Muni. Light & Power Rev. TOB VRDO	3.680%	8/7/2006 (4)	6,320	6,320
1 Seattle WA Muni. Light & Power Rev. TOB VRDO	3.680%	8/7/2006 (4)	6,740	6,740
1 Seattle WA Water System Rev. TOB VRDO	3.670%	8/7/2006 (1)	12,945	12,945
1 Seattle WA Water System Rev. TOB VRDO	3.680%	8/7/2006 (1)	4,950	4,950
Snohomish County WA Public Util. Dist. (Generation System) VRDO	3.630%	8/7/2006 (4)	32,260	32,260
1 Snohomish County WA Public Util. Dist. TOB VRDO	3.680%	8/7/2006 (4)	5,350	5,350
1 Snohomish County WA Public Util. Dist. TOB VRDO	3.680%	8/7/2006 (4)	6,090	6,090
1 Tacoma WA Electric System Rev. TOB VRDO	3.680%	8/7/2006 (3)	10,355	10,355
1 Tacoma WA Sewer TOB VRDO	3.680%	8/7/2006 (3)	10,625	10,625
1 Washington (Motor Vehicle Fuel) GO TOB VRDO	3.740%	8/7/2006 (1)	19,495	19,495
1 Washington GO TOB VRDO	3.670%	8/7/2006 (2)	8,660	8,660
1 Washington GO TOB VRDO	3.680%	8/7/2006 (1)	15,560	15,560
1 Washington GO TOB VRDO	3.680%	8/7/2006 (2)	10,635	10,635
1 Washington GO TOB VRDO	3.680%	8/7/2006 (3)	12,740	12,740
1 Washington GO TOB VRDO	3.680%	8/7/2006 (4)	5,000	5,000
1 Washington GO TOB VRDO	3.680%	8/7/2006	7,550	7,550
1 Washington GO TOB VRDO	3.680%	8/7/2006 (4)	2,415	2,415
1 Washington GO TOB VRDO	3.680%	8/7/2006 (2)	19,240	19,240
Washington Health Care Fac. Auth. (Catholic Health Initiatives) VRDO	3.660%	8/7/2006	42,000	42,000
1 Washington Housing Finance Comm. Single Family Mortgage Rev. TOB VRDO	3.720%	8/7/2006	9,605	9,605
1 Washington Housing Finance Comm. Single Family Mortgage Rev. TOB VRDO	3.720%	8/7/2006	1,285	1,285
1 Washington Housing Finance Comm. Single Family Mortgage Rev. TOB VRDO	3.720%	8/7/2006	3,405	3,405
1 Washington Housing Finance Comm. Single Family Mortgage Rev. TOB VRDO	3.750%	8/7/2006	4,070	4,070

				475,985

West Virginia (0.2%)
Putnam County WV Solid Waste Disposal Rev. (Toyota Manufacturing Corp.) VRDO	3.700%	8/7/2006	16,700	16,700
1 West Virginia Housing Dev. TOB VRDO	3.700%	8/7/2006	7,310	7,310
1 West Virginia State Road TOB VRDO	3.680%	8/7/2006 (3)	3,525	3,525
1 West Virginia Univ. Rev. TOB VRDO	3.680%	8/7/2006 (3)	4,680	4,680
1 West Virginia Univ. Rev. TOB VRDO	3.680%	8/7/2006 (3)	9,055	9,055

				41,270

Wisconsin (2.9%)
Univ. of Wisconsin Hosp. & Clinics Auth. Rev. (Univ. of Wisconsin Hosp.) VRDO	3.640%	8/7/2006 (1)	16,700	16,700
Wisconsin GO CP	3.450%	8/2/2006	10,000	10,000
Wisconsin GO CP	3.650%	8/3/2006	51,000	51,000
Wisconsin GO CP	3.710%	10/2/2006	15,000	15,000
Wisconsin GO CP	3.700%	10/10/2006	25,000	25,000
1 Wisconsin GO TOB VRDO	3.680%	8/7/2006 (1)	8,500	8,500
1 Wisconsin GO TOB VRDO	3.680%	8/7/2006 (4)	20,855	20,855
1 Wisconsin GO TOB VRDO	3.680%	8/7/2006 (1)	18,995	18,995
1 Wisconsin GO TOB VRDO	3.680%	8/7/2006 (3)	7,470	7,470
1 Wisconsin GO TOB VRDO	3.680%	8/7/2006 (1)	5,340	5,340
1 Wisconsin GO TOB VRDO	3.680%	8/7/2006 (1)	6,725	6,725
1 Wisconsin GO TOB VRDO	3.680%	8/7/2006 (3)	83,920	83,920
1 Wisconsin GO TOB VRDO	3.680%	8/7/2006 (4)	17,695	17,695
1 Wisconsin GO TOB VRDO	3.680%	8/7/2006 (1)	25,875	25,875
1 Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. TOB VRDO	3.710%	8/7/2006	12,085	12,085
1 Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. TOB VRDO	3.720%	8/7/2006	2,855	2,855
1 Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. TOB VRDO	3.720%	8/7/2006	2,700	2,700
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	3.640%	8/7/2006	2,500	2,500
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	3.640%	8/7/2006 (4)	5,790	5,790
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	3.670%	8/7/2006	35,980	35,980
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	3.680%	8/7/2006	4,970	4,970
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	3.680%	8/7/2006	15,100	15,100
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	3.680%	8/7/2006	16,555	16,555
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	3.680%	8/7/2006	8,000	8,000
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	3.680%	8/7/2006	27,085	27,085
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	3.680%	8/7/2006	55	55
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	3.680%	8/7/2006	42,210	42,210
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	3.680%	8/7/2006	11,000	11,000
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	3.680%	8/7/2006 (4)	8,170	8,170
1 Wisconsin Transp. Rev. TOB VRDO	3.680%	8/7/2006 (2)	13,715	13,715
1 Wisconsin Transp. Rev. TOB VRDO	3.680%	8/7/2006	9,875	9,875

				531,720

Wyoming (0.4%)
1 Wyoming Community Dev. Auth. Housing Rev. TOB VRDO	3.710%	8/7/2006	9,965	9,965
Wyoming Educ. Fund TRAN	4.500%	6/27/2007	59,250	59,638

				69,603

Total Municipal Bonds
(Cost $17,675,769)				17,675,769

			Shares

Temporary Cash Investment (4.1%)

2 Vanguard Municipal Cash Management Fund, 3.560%
(Cost $757,401)			757,400,706	757,401

Total Investments (99.4%)
(Cost $18,433,170)				18,433,170

Other Assets and Liabilities-Net (0.6%)				118,946

Net Assets (100%)				18,552,116

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 30, 2006, the aggregate value of these securities was $5,220,214,000, representing 28.1% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value.

Vanguard Insured Long-Term Tax-Exempt Fund
Schedule of Investments
July 31, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (100.8%)

Alabama (2.4%)
Houston County AL Health Care Auth. Rev	5.250%	10/1/2030 (2)	9,000	9,527
Medical Clinic Board of Montgomery AL Rev. (Jackson Hosp.)	6.000%	3/1/2026 (2)	5,500	5,619
[1] Mobile AL Water & Sewer Comm	5.000%	1/1/2031 (1)	17,500	18,083
[1] Mobile AL Water & Sewer Comm	5.000%	1/1/2036 (1)	15,980	16,476
Univ. of Alabama Univ. Rev. Hosp	5.875%	9/1/2031 (1)	23,225	24,965

				74,670

Alaska (0.3%)
Anchorage AK Electric Rev	8.000%	12/1/2009 (1)	2,565	2,890
Anchorage AK Electric Rev	8.000%	12/1/2010 (1)	2,960	3,431
North Slope Borough AK GO	0.000%	6/30/2010 (1)	4,000	3,411

				9,732

Arizona (3.2%)
Arizona Health Fac. Auth. Rev. (Banner Health) VRDO	3.650%	8/7/2006 (3)	9,025	9,025
Arizona State Univ. COP	5.375%	7/1/2013 (1)	2,905	3,125
Arizona State Univ. COP	5.375%	7/1/2014 (1)	4,340	4,663
Arizona State Univ. COP	5.375%	7/1/2015 (1)	4,905	5,260
Arizona State Univ. COP	5.375%	7/1/2016 (1)	5,345	5,737
Arizona State Univ. COP	5.375%	7/1/2017 (1)	4,460	4,756
Arizona State Univ. COP	5.375%	7/1/2018 (1)	5,520	5,886
Arizona State Univ. COP	5.375%	7/1/2019 (1)	2,285	2,437
Maricopa County AZ Rev. (Samaritan Health Service)	7.000%	12/1/2016 (1)(ETM)	8,650	10,488
Mesa AZ Util. System Rev	5.250%	7/1/2014 (3)	10,000	10,855
Phoenix AZ Civic Improvement Corp. Airport Rev	5.750%	7/1/2015 (3)	5,290	5,369
Phoenix AZ Civic Improvement Corp. Airport Rev	5.750%	7/1/2016 (3)	5,595	5,679
Phoenix AZ Civic Improvement Corp. Airport Rev	5.875%	7/1/2017 (3)	5,915	6,015
Phoenix AZ Civic Improvement Corp. Airport Rev	5.875%	7/1/2019 (3)	6,630	6,742
Phoenix AZ Civic Improvement Corp. Airport Rev	5.875%	7/1/2020 (3)	6,770	6,884
Tucson AZ Water System Rev	5.500%	7/1/2017 (3)	4,850	5,293

				98,214

Arkansas (0.3%)
North Little Rock AR Electric Rev	6.500%	7/1/2010 (1)	2,885	3,071
North Little Rock AR Electric Rev	6.500%	7/1/2015 (1)	4,500	5,161

				8,232

California (11.2%)
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/2015 (3)	14,740	15,898
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/2016 (3)	10,000	10,786
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/2017 (3)	10,050	10,751
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/2018 (3)	7,890	8,440
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/2019 (3)	5,310	5,680
California GO	5.000%	2/1/2017 (2)	2,500	2,639
California GO	5.000%	2/1/2018 (2)	3,565	3,747
California GO	5.000%	2/1/2019 (2)	1,500	1,571
California GO	5.000%	8/1/2024 (4)	37,225	38,786
California Health Fac. Finance Auth. Rev. (Pomona Valley Hosp.)	5.750%	7/1/2015 (1)	8,205	8,504
California State Econ. Recovery Bonds	5.250%	7/1/2014 (3)	23,680	25,805
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2013 (2)(Prere.)	26,020	27,753
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2035 (3)	30,000	30,861
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/2038 (2)	18,000	18,421
Los Angeles CA USD GO	5.250%	7/1/2019 (4)	9,000	9,634
Los Angeles CA USD GO	5.250%	7/1/2020 (4)	9,000	9,634
Modesto CA Irrigation Dist. Finance Auth. Rev. (Woodland Project)	6.500%	10/1/2022 (2)(ETM)	20,225	24,284
MSR California Public Power Agency Rev. (San Juan Project)	6.125%	7/1/2013 (2)	9,000	9,907
MSR California Public Power Agency Rev. (San Juan Project)	6.750%	7/1/2020 (1)(ETM)	11,430	13,488
Sacramento CA Muni. Util. Dist. Rev	6.500%	9/1/2013 (1)	8,895	9,970
San Diego CA USD GO	5.500%	7/1/2022 (1)	9,160	10,361
San Diego CA USD GO	5.500%	7/1/2024 (4)	14,015	15,893
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/2032 (1)	70,150	20,306
Santa Clara CA Redev. Agency (Bayshore North)	7.000%	7/1/2010 (2)	1,650	1,772
Santa Rosa CA Waste Water Rev	6.000%	9/1/2015 (3)	5,000	5,577
Ukiah CA Electric Rev	6.250%	6/1/2018 (1)	6,330	7,232

				347,700

Colorado (4.4%)
Colorado Springs CO Util. System Rev	5.375%	11/15/2016 (2)	12,790	13,775
Colorado Springs CO Util. System Rev	5.375%	11/15/2017 (2)	13,490	14,465
Colorado Springs CO Util. System Rev	5.375%	11/15/2018 (2)	10,000	10,723
[1] Colorado Springs CO Util. System Rev	5.000%	11/15/2043	12,025	12,200
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2008 (1)	14,355	13,215
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2015 (1)	5,795	3,919
E-470 Public Highway Auth. Colorado Rev	0.000%	9/1/2019 (1)	8,000	4,373
E-470 Public Highway Auth. Colorado Rev	5.750%	9/1/2035 (1)	9,750	10,541
Northern Colorado Water Conservation Dist. Rev	6.500%	12/1/2012 (2)	20,575	21,161
Northwest Parkway Public Highway Auth. Colorado Convertible Rev	0.000%	6/15/2018 (4)	5,960	5,100
Northwest Parkway Public Highway Auth. Colorado Convertible Rev	0.000%	6/15/2021 (2)	15,000	12,929
Northwest Parkway Public Highway Auth. Colorado Convertible Rev	0.000%	6/15/2025 (4)	16,000	13,887

				136,288

Connecticut (0.3%)
Connecticut GO	5.125%	11/15/2016	10,000	10,557

District of Columbia (0.5%)
Metro. Washington Airports Auth. Airport System Rev	5.625%	10/1/2013 (3)	4,050	4,365
Metro. Washington Airports Auth. Airport System Rev	5.750%	10/1/2014 (3)	5,270	5,698
Metro. Washington Airports Auth. Airport System Rev	5.750%	10/1/2015 (3)	5,585	6,013

				16,076

Florida (4.9%)
Brevard County FL School Board COP	5.000%	7/1/2029 (2)	5,000	5,163
Dade County FL Water & Sewer System Rev. VRDO	3.620%	8/7/2006 (3)	11,990	11,990
Davie FL Water & Sewer Rev	6.375%	10/1/2012 (2)	2,620	2,901
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.000%	10/1/2018 (1)	7,855	8,156
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.000%	10/1/2019 (1)	6,390	6,615
Hillsborough County FL School Board COP	5.250%	7/1/2016 (1)	13,300	14,490
Miami-Dade County FL School Board COP	6.000%	10/1/2009 (4)(Prere.)	5,765	6,143
Miami-Dade County FL School Board COP	5.000%	11/1/2025 (2)	7,570	7,852
Miami-Dade County FL School Board COP	5.000%	11/1/2026 (2)	5,270	5,453
Miami-Dade County FL School Board COP	5.000%	11/1/2031 (2)	5,000	5,153
Miami-Dade County FL School Board COP	5.000%	11/1/2031 (2)	10,000	10,307
Orlando & Orange County FL Expressway Auth	8.250%	7/1/2013 (3)	9,695	12,151
Palm Beach County FL Criminal Justice Fac. Rev	7.200%	6/1/2015 (3)	4,000	4,919
Sarasota County FL Public Hosp. Rev. (Sarasota Memorial Hosp.)	5.750%	10/1/2017 (1)	14,500	15,002
Tampa FL Util. Rev	6.750%	10/1/2010 (2)	9,330	10,368
Tampa FL Util. Rev	6.750%	10/1/2011 (2)	9,965	11,297
Tampa FL Util. Rev	6.750%	10/1/2012 (2)	10,635	12,262

				150,222

Georgia (4.0%)
Atlanta GA Water & Wastewater Rev	5.500%	11/1/2015 (3)	8,500	9,310
Atlanta GA Water &Wastewater Rev	5.500%	11/1/2016 (3)	7,000	7,681
Atlanta GA Water & Wastewater Rev	5.500%	11/1/2017 (3)	8,000	8,798
Atlanta GA Water &Wastewater Rev. VRDO	3.680%	8/1/2006 (4)	8,335	8,335
Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.) VRDO	3.690%	8/1/2006 (2)	9,585	9,585
Dalton County GA Dev. Auth. (Hamilton Health Care System)	5.500%	8/15/2026 (1)	12,000	13,522
Fulton DeKalb GA Hosp. Auth	5.250%	1/1/2014 (4)	15,805	17,051
George L. Smith Georgia World Congress Center Auth. Rev. (Domed Stadium)	5.700%	7/1/2013 (1)	5,000	5,337
George L. Smith Georgia World Congress Center Auth. Rev. (Domed Stadium)	5.750%	7/1/2014 (1)	5,000	5,309
George L. Smith Georgia World Congress Center Auth. Rev. (Domed Stadium)	5.750%	7/1/2015 (1)	3,680	3,912
George L. Smith Georgia World Congress Center Auth. Rev. (Domed Stadium)	5.500%	7/1/2020 (1)	24,740	26,026
Henry County GA School Dist. GO	6.450%	8/1/2011 (1)	4,000	4,311
Private Colleges & Univ. Auth. of Georgia Rev. (Mercer Univ.)	6.500%	11/1/2015 (1)(ETM)	5,000	5,814

				124,991

Hawaii (4.2%)
Hawaii Airport System Rev	5.750%	7/1/2016 (3)	16,245	17,308
Hawaii Airport System Rev	5.750%	7/1/2017 (3)	12,175	12,972
Hawaii Dept. of Budget & Finance (Hawaii Electric Co. Inc.)	4.950%	4/1/2012 (1)	15,000	15,665
Hawaii Dept. of Budget & Finance (Hawaii Electric Co. Inc.)	5.650%	10/1/2027 (1)	9,750	10,432
Hawaii GO	5.875%	9/1/2009 (4)(Prere.)	5,110	5,464
Hawaii GO	5.000%	7/1/2022 (2)	4,285	4,476
Honolulu HI City & County GO	8.000%	10/1/2010 (ETM)	2,305	2,672
Honolulu HI City &County GO	5.250%	7/1/2013 (3)	3,000	3,236
Honolulu HI City & County GO	5.250%	7/1/2014 (3)	3,000	3,252
Honolulu HI City & County GO	5.000%	7/1/2015 (3)	3,075	3,292
Honolulu HI City & County GO	5.250%	7/1/2018 (3)	3,000	3,230
Honolulu HI City & County GO	5.250%	7/1/2019 (3)	2,000	2,147
Honolulu HI City &County GO	5.000%	7/1/2021 (3)	8,270	8,651
Honolulu HI City & County GO	5.000%	7/1/2021 (3)	7,720	8,076
Univ. of Hawaii Univ. System Rev	5.500%	7/15/2018 (3)	4,615	4,966
Univ. of Hawaii Univ. System Rev	5.500%	7/15/2019 (3)	2,330	2,507
Univ. of Hawaii Univ. System Rev	5.500%	7/15/2029 (3)	21,000	22,419

				130,765

Illinois (6.3%)
Chicago IL Board of Educ. GO	5.500%	12/1/2010 (3)(Prere.)	7,000	7,471
Chicago IL GO	5.500%	1/1/2011 (1)(Prere.)	245	264
Chicago IL GO	5.500%	1/1/2011 (1)(Prere.)	18,110	19,504
Chicago IL GO	0.000%	1/1/2020 (1)	5,000	4,332
Chicago IL GO	0.000%	1/1/2022 (1)	5,000	4,318
Chicago IL GO	0.000%	1/1/2024 (1)	9,490	8,158
Chicago IL GO	0.000%	1/1/2025 (1)	5,000	4,309
Chicago IL GO	0.000%	1/1/2028 (1)	10,805	9,251
Chicago IL GO	5.000%	1/1/2028 (4)	7,500	7,733
Chicago IL GO	5.500%	1/1/2038 (1)	6,490	6,856
Chicago IL Midway Airport Rev	5.500%	1/1/2014 (4)	6,410	6,775
Chicago IL Midway Airport Rev	5.500%	1/1/2015 (4)	4,760	5,023
Chicago IL Midway Airport Rev	5.500%	1/1/2016 (4)	7,135	7,527
Chicago IL Midway Airport Rev	5.500%	1/1/2017 (4)	7,525	7,938
Chicago IL Midway Airport Rev	5.500%	1/1/2018 (4)	7,940	8,376
Chicago IL Neighborhoods Alive GO	5.750%	7/1/2010 (3)(Prere.)	6,250	6,743
Chicago IL Neighborhoods Alive GO	5.500%	1/1/2011 (3)(Prere.)	4,950	5,279
[2] Chicago IL Public Building Comm. GO	7.000%	1/1/2020 (1)(ETM)	21,500	27,041
Chicago IL Water Rev	5.750%	11/1/2030 (2)	12,000	14,042
Cook County IL GO	7.250%	11/1/2007 (1)(ETM)	4,140	4,224
Illinois Regional Transp. Auth. Rev	7.200%	11/1/2020 (2)	24,000	29,334

				194,498

Indiana (0.5%)
Indiana Muni. Power Agency Rev	6.125%	1/1/2013 (1)(ETM)	13,250	14,303
Kansas (0.5%)
Burlington KS PCR (Kansas Gas & Electric Co.)	4.850%	6/1/2031 (1)	7,500	7,546
Kansas Health System Dev. Auth. (St. Luke Mission)	5.375%	11/15/2006 (1)(Prere.)	6,300	6,456
Kansas Health System Dev. Auth. (St. Luke Mission)	5.375%	11/15/2016 (1)	3,000	3,071

				17,073

Kentucky (2.0%)
Jefferson County KY Health Fac. Rev. (Jewish Hosp. Health)	5.750%	1/1/2026 (2)	3,000	3,080
Louisville & Jefferson County KY Metro. Sewer Dist	6.000%	5/15/2031 (3)	51,960	55,619
Louisville & Jefferson County KY Metro. Sewer Dist	5.750%	5/15/2033 (3)	2,335	2,482

				61,181

Louisiana (1.4%)
Louisiana Gasoline and Fuel Tax Rev	5.000%	5/1/2023 (3)	8,065	8,342
Louisiana GO	5.000%	7/15/2024 (11)	5,000	5,199
New Orleans LA GO	0.000%	9/1/2010 (2)	8,500	7,147
New Orleans LA GO	0.000%	9/1/2011 (2)	10,475	8,413
New Orleans LA GO	0.000%	9/1/2013 (2)	9,000	6,554
Ouachita Parish LA Hosp. Service Dist. (Glenwood Medical Center)	5.700%	5/15/2016 (4)	4,900	5,172
Ouachita Parish LA Hosp. Service Dist. (Glenwood Medical Center)	5.750%	5/15/2021 (4)	2,950	3,106

				43,933

Maryland (2.9%)
Maryland Econ. Dev. Corp. Student Housing Rev. (Univ. of Maryland College Park)	5.000%	6/1/2028 (11)	2,000	2,074
Maryland Econ. Dev. Corp. Student Housing Rev. (Univ. of Maryland College Park)	5.000%	6/1/2033 (11)	4,250	4,390
Maryland Health & Higher Educ. Fac. Auth. Rev. (Medlantic/Helix)	5.250%	8/15/2038 (4)	62,055	69,004
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	7.000%	7/1/2022 (3)	12,025	15,351

				90,819

Massachusetts (5.7%)
Massachusetts College Building Auth. Rev	0.000%	5/1/2017 (1)(ETM)	7,460	4,643
Massachusetts GO	7.000%	7/1/2009 (3)(ETM)	22,250	23,496
Massachusetts GO	5.500%	11/1/2012 (Prere.)	14,155	15,383
Massachusetts GO	5.500%	11/1/2012 (Prere.)	19,275	20,947
Massachusetts GO	5.500%	10/1/2020 (1)	7,500	8,464
Massachusetts GO	5.250%	8/1/2022	6,775	7,448
Massachusetts GO	5.500%	12/1/2022 (4)	25,580	29,025
Massachusetts GO	5.500%	12/1/2022 (2)	11,665	13,236
Massachusetts GO	5.500%	12/1/2024 (2)	10,000	11,401
Massachusetts Health & Educ. Fac. Auth. Rev. (Massachusetts General Hosp.)	6.250%	7/1/2012 (2)	16,925	18,141
Massachusetts Muni. Wholesale Electric Co. Power System Rev	5.250%	7/1/2014 (1)	11,135	11,930
Massachusetts Special Obligation Dedicated Tax Rev	5.750%	1/1/2014 (3)(Prere.)	10,000	11,140

				175,254

Michigan (2.9%)
Detroit MI Sewer System Rev	5.450%	7/1/2007 (3)(ETM)	6,850	6,948
Detroit MI Sewer System Rev	5.750%	1/1/2010 (3)(Prere.)	5,000	5,353
Detroit MI Sewer System Rev. VRDO	3.680%	8/1/2006 (4)	2,500	2,500
Detroit MI Water Supply System	5.500%	7/1/2033 (3)	22,000	23,834
Michigan Strategic Fund (Detroit Edison)	7.000%	7/15/2008 (1)	18,375	19,472
Monroe County MI Econ. Dev. Corp. (Detroit Edison)	6.950%	9/1/2022 (3)	25,000	31,996

				90,103

Minnesota (1.7%)
Minneapolis MN Health Care System (Fairview Health Services)	5.000%	11/15/2030 (2)	9,000	9,283
St. Cloud MN Health Care Rev. (St. Cloud Hosp. Obligation Group)	5.750%	5/1/2026 (4)	37,665	40,112
St. Cloud MN Health Care Rev. (St. Cloud Hosp. Obligation Group)	5.875%	5/1/2030 (4)	2,500	2,673

				52,068

Mississippi (0.3%)
Mississippi Dev. Bank Special Obligation Muni. Energy Agency Rev	5.000%	3/1/2036 (10)	10,000	10,214

Missouri (0.2%)
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (Lester Cox Medical Center)	5.250%	6/1/2015 (1)	5,000	5,297

Nebraska (0.5%)
Nebraska Public Power Dist. Rev	0.000%	1/1/2008 (1)	15,000	14,195

Nevada (0.2%)
Clark County NV GO	6.500%	6/1/2017 (2)	5,000	5,955

New Jersey (9.9%)
Atlantic County NJ Public Fac. COP	7.400%	3/1/2012 (3)	4,335	5,063
Garden State Preservation Trust New Jersey	5.750%	11/1/2028 (4)	8,900	10,467
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev	6.250%	8/1/2014 (1)	10,185	11,723
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev	6.250%	8/1/2015 (1)	10,820	12,615
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	12/15/2020 (2)	25,000	27,525
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/2015 (1)	5,750	5,966
New Jersey Health Care Fac. Financing Auth. Rev. (Virtua Health)	5.250%	7/1/2014 (4)	10,685	11,066
New Jersey Sports & Exposition Auth. Rev	6.500%	3/1/2013 (1)(ETM)	2,995	3,296
New Jersey Sports & Exposition Auth. Rev	6.500%	3/1/2013 (1)	15,800	17,319
New Jersey Transit Corp. Capital GAN	5.500%	2/1/2010 (2)	47,340	47,403
New Jersey Transit Corp. Capital GAN	5.500%	2/1/2011 (2)	5,000	5,002
New Jersey Transp. Trust Fund Auth. Rev	5.500%	12/15/2021 (1)	34,000	38,348
New Jersey Transp. Trust Fund Auth. Rev	5.250%	12/15/2022 (2)	13,500	14,862
New Jersey Transp. Trust Fund Auth. Rev	5.250%	12/15/2023 (2)	6,000	6,607
New Jersey Transp. Trust Fund Auth. Rev	0.000%	12/15/2032 (4)	30,000	8,425
New Jersey Transp. Trust Fund Auth. Rev	0.000%	12/15/2034 (4)	30,000	7,643
New Jersey Turnpike Auth. Rev	6.500%	1/1/2013 (1)(ETM)	30,000	34,426
New Jersey Turnpike Auth. Rev	6.500%	1/1/2016 (1)(ETM)	270	312
New Jersey Turnpike Auth. Rev	6.500%	1/1/2016 (1)	790	911
New Jersey Turnpike Auth. Rev	6.500%	1/1/2016 (1)(ETM)	3,940	4,552
New Jersey Turnpike Auth. Rev	5.000%	1/1/2021 (4)	15,650	16,360
New Jersey Turnpike Auth. Rev	0.000%	1/1/2035 (2)	23,500	15,741

				305,632

New Mexico (0.2%)
Albuquerque NM Hosp. System Rev. (Presbyterian Health)	6.375%	8/1/2007 (1)	5	5
Farmington NM Util. System Rev	5.750%	5/15/2013 (3)(ETM)	1,500	1,544
New Mexico Highway Comm. Tax Rev	6.000%	6/15/2010 (Prere.)	3,000	3,233

				4,782

New York (6.7%)
Long Island NY Power Auth. Electric System Rev	0.000%	6/1/2013 (4)	11,000	8,371
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.000%	4/1/2020 (1)(ETM)	18,000	21,037
New York City NY GO VRDO	3.620%	8/1/2006 LOC	20,775	20,775
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.000%	6/15/2035 (1)	14,780	15,150
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	3.650%	8/1/2006 (3)	10,200	10,200
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	3.600%	8/7/2006 (4)	37,855	37,855
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	4.700%	11/1/2008 (1)	6,085	6,199
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	4.800%	11/1/2009 (1)	11,755	12,097
New York State Housing Finance Agency Rev. (Nursing Home& Health Care)	4.900%	11/1/2010 (1)	3,905	4,027
[3] New York State Thruway Auth. Rev. TOB VRDO	3.690%	8/7/2006 (2)	13,000	13,000
New York State Urban Dev. Corp. Rev. (Personal Income Tax) GO	5.500%	3/15/2024 (1)	10,000	11,365
Suffolk County NY Water Auth. Rev	5.750%	6/1/2013 (2)(ETM)	7,345	7,965
Tobacco Settlement Financing Corp. New York Rev	5.250%	6/1/2021 (2)	12,000	12,705
Tobacco Settlement Financing Corp. New York Rev	5.250%	6/1/2022 (2)	5,000	5,284
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	1/1/2022 (Prere.)	12,325	13,679
Triborough Bridge & Tunnel Auth. New York Rev	5.500%	1/1/2022 (Prere.)	7,000	7,955

				207,664

North Carolina (0.5%)
North Carolina Medical Care Comm. Hosp. Rev. (Wake County Hosp.)	5.250%	10/1/2017 (1)	13,750	14,198

Ohio (2.4%)
Cleveland OH Water Works Rev. VRDO	3.610%	8/7/2006 (4)	15,000	15,000
Franklin County OH Convention Center Rev	0.000%	12/1/2006 (1)	4,355	4,302
Franklin County OH Hosp. Rev. (Children's Hosp.) VRDO	3.650%	8/7/2006 (3)	1,965	1,965
Franklin County OH Hosp. Rev. (OhioHealth Corp.) VRDO	3.620%	8/7/2006 (2)	26,100	26,100
Kent State Univ. Ohio VRDO	3.640%	8/7/2006 (1)	8,600	8,600
Ohio Common Schools PUT	2.450%	9/14/2007	10,400	10,203
Ohio GO	7.625%	8/1/2009	4,345	4,806
Univ. of Akron OH General Receipts Rev. VRDO	3.640%	8/7/2006 (3)	2,800	2,800

				73,776

Oregon (0.6%)
Oregon State Dept. Administrative Services	6.000%	5/1/2010 (2)(Prere.)	6,190	6,715
Oregon State Dept. Administrative Services	6.000%	5/1/2010 (2)(Prere.)	6,565	7,122
Oregon State Dept. Administrative Services	6.000%	5/1/2010 (2)(Prere.)	3,175	3,444

				17,281

Pennsylvania (5.1%)
Allegheny County PA Airport Rev. (Pittsburgh International Airport)	5.750%	1/1/2013 (1)	4,000	4,343
Berks County PA GO VRDO	3.640%	8/7/2006 (1)	6,595	6,595
Dauphin County PA General Auth. Health System Rev. (Pinnacle Health)	5.500%	8/15/2028 (1)	9,415	10,525
Pennsylvania Convention Center Auth. Rev	6.700%	9/1/2016 (3)(ETM)	9,970	11,583
Pennsylvania Convention Center Auth. Rev	6.000%	9/1/2019 (3)(ETM)	10,000	11,685
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev. (Allegheny/Delaware Valley Obligated Group)	5.875%	11/15/2016 (1)	10,000	10,254
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev. (Allegheny/Delaware Valley Obligated Group)	5.875%	11/15/2016 (1)	10,000	10,257
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/2015 (2)	20,805	22,621
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	3.660%	8/1/2006 (1)	12,100	12,100
Philadelphia PA Water & Waste Water Rev	7.000%	6/15/2010 (3)	15,000	16,673
Philadelphia PA Water & Waste Water Rev	7.000%	6/15/2011 (3)	16,500	18,735
Philadelphia PA Water & Waste Water Rev. VRDO	3.620%	8/7/2006 (4)	8,710	8,710
Pittsburgh PA Water & Sewer Auth. Rev	7.250%	9/1/2014 (3)(ETM)	4,645	5,250
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	3.640%	8/7/2006 (2)	9,200	9,200

				158,531

Puerto Rico (1.7%)
Puerto Rico Electric Power Auth. Rev	5.250%	7/1/2021 (1)	5,000	5,513
Puerto Rico Electric Power Auth. Rev	5.250%	7/1/2022 (1)	2,930	3,234
Puerto Rico Public Finance Corp. PUT	5.250%	2/1/2012 (2)LOC	40,000	42,504

				51,251

Rhode Island (0.1%)
Rhode Island Health & Educ. Building Corp. Rev. (Hosp. Financing - Lifespan Obligation)	5.000%	5/15/2032 (4)	3,000	3,089

South Carolina (0.2%)
South Carolina Public Service Auth. Rev	5.000%	1/1/2020 (1)	4,500	4,738

South Dakota (0.3%)
South Dakota Health & Educ. Fac. Auth. Rev. (McKennan Hosp.)	7.625%	1/1/2008 (1)(Prere.)	9,820	10,301

Tennessee (1.9%)
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/2011 (3)(Prere.)	12,115	13,072
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. Board Rev. (Meharry Medical College)	6.000%	12/1/2012 (2)	3,405	3,795
Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	3.670%	8/1/2006 (10)	21,000	21,000
Sevierville TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	3.650%	8/1/2006 (10)	4,800	4,800
Shelby County TN GO	5.250%	4/1/2010 (Prere.)	12,750	13,377
Tennessee Health, Educ. & Housing Fac. (Methodist Health System)	5.500%	8/1/2012 (1)(ETM)	1,685	1,802
Tennessee Health, Educ. & Housing Fac. (Methodist Health System)	5.500%	8/1/2012 (1)	815	824

				58,670

Texas (7.7%)
Dallas-Fort Worth TX International Airport Rev	5.750%	11/1/2015 (3)	10,000	10,674
Harris County TX GO	0.000%	10/1/2015 (1)	17,545	11,789
Harris County TX Hosp. Dist. Rev	6.000%	2/15/2013 (1)	12,910	13,841
Harris County TX Toll Road Rev	5.250%	8/15/2035 (4)	10,500	10,882
Houston TX Airport System Rev	5.500%	7/1/2030 (4)	5,500	5,757
Houston TX GO	5.375%	3/1/2011 (4)(Prere.)	6,485	6,891
Houston TX GO	5.375%	3/1/2011 (4)(Prere.)	4,210	4,483
Houston TX GO	5.375%	3/1/2013 (4)	6,500	6,883
Houston TX GO	5.500%	3/1/2015 (4)	8,440	8,997
Houston TX GO	5.500%	3/1/2016 (4)	5,235	5,585
Houston TX Water & Sewer System Rev	5.500%	12/1/2016 (4)	7,000	7,531
Houston TX Water Conveyance System COP	6.800%	12/15/2010 (2)	5,490	6,109
Lower Colorado River Auth. Texas Rev	5.625%	1/1/2015 (4)(Prere.)	3,055	3,407
Northeast Texas Hosp. Auth. (Northeast Medical Center)	6.000%	5/15/2009 (4)	3,945	4,149
Northeast Texas Hosp. Auth. (Northeast Medical Center)	6.000%	5/15/2010 (4)	2,000	2,136
Northeast Texas Hosp. Auth. (Northeast Medical Center)	5.625%	5/15/2017 (4)	7,425	7,655
Northeast Texas Hosp. Auth. (Northeast Medical Center)	5.625%	5/15/2022 (4)	7,110	7,331
Texas Muni. Power Agency Rev	0.000%	9/1/2014 (1)(ETM)	750	532
Texas Muni. Power Agency Rev	0.000%	9/1/2014 (1)	34,250	24,297
Texas Muni. Power Agency Rev	0.000%	9/1/2015 (1)(ETM)	335	226
Texas Muni. Power Agency Rev	0.000%	9/1/2015 (1)	16,665	11,240
Texas Muni. Power Agency Rev	0.000%	9/1/2016 (1)(ETM)	275	177
Texas Muni. Power Agency Rev	0.000%	9/1/2017 (1)(ETM)	400	245
Texas Muni. Power Agency Rev	0.000%	9/1/2017 (1)	19,600	11,930
Texas Turnpike Auth. Central Texas Turnpike System Rev	5.000%	8/15/2042 (2)	25,000	25,356
Texas Turnpike Auth. Dallas Northway Rev. (President George Bush Turnpike)	0.000%	1/1/2010 (2)(ETM)	6,000	5,237
Texas Water Dev. Board GO	5.750%	8/1/2032	10,380	11,118
Texas Water Dev. Board Rev	5.500%	7/15/2021	9,825	10,212
Texas Water Finance Assistance GO	5.750%	8/1/2011 (Prere.)	1,880	2,043
Texas Water Finance Assistance GO	5.500%	8/1/2024	7,850	8,169
Texas Water Finance Assistance GO	5.750%	8/1/2026	3,715	3,990

				238,872

Virginia (0.2%)
Roanoke VA IDA Hosp. Rev. (Carilion Health System) VRDO	3.640%	8/1/2006 (4)	4,730	4,730

Washington (1.3%)
Chelan County WA Public Util. Chelan Hydro Consolidated System Rev	6.050%	7/1/2032 (1)	19,440	21,556
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/2009 (1)	10,950	9,763
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/2015 (1)	12,585	8,547

				39,866

West Virginia (1.2%)
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/2011 (1)(ETM)	7,325	8,349
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/2012 (1)(ETM)	7,840	9,117
West Virginia Hosp. Finance Auth. Rev. (UTD Hosp.Center Inc. Project)	5.250%	6/1/2041 (2)	18,830	19,814

				37,280

Total Municipal Bonds
(Cost $2,962,980)				3,113,001

Other Assets and Liabilities—Net (-0.8%)				(24,578)

Net Assets (100%)				3,088,423

1	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of (annual/semiannual date).
2	Securities with a value of $6,289,000 have been segregated as initial margin for open futures contracts.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, the value of this security represented 0.4% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At July 31, 2006, the cost of investment securities for tax purposes was $2,987,520,000. Net unrealized appreciation of investment securities for tax purposes was $125,481,000, consisting of unrealized gains of $132,104,000 on securities that had risen in value since their purchase and $6,623,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices. At July 31, 2006, the aggregate settlement value of open futures contracts expiring in September 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

10-Year U.S. Treasury Note	900	95,428	635
30-Year U.S. Treasury Bond	200	21,656	155

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 19, 2006

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	September 19, 2006

*By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.